Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 98.1%
Banks - 92.2%
JPMorgan Chase & Co.	3,170	$461,045
Wells Fargo & Co.	10,640	454,115
Bank of America Corp.	15,278	438,326
Citigroup, Inc.	9,250	425,870
U.S. Bancorp	11,768	388,815
PNC Financial Services Group, Inc.	3,058	385,155
Truist Financial Corp.	11,031	334,791
Bank of New York Mellon Corp.	7,208	320,900
State Street Corp.	3,582	262,131
M&T Bank Corp.	1,971	243,931
Fifth Third Bancorp	8,712	228,342
Regions Financial Corp.	12,334	219,792
Huntington Bancshares, Inc.	19,634	211,655
Northern Trust Corp.	2,849	211,225
Citizens Financial Group, Inc.	6,990	182,299
Toronto-Dominion Bank	2,814	174,496
ICICI Bank Ltd. ADR	7,416	171,161
East West Bancorp, Inc.	2,815	148,604
KeyCorp	15,977	147,627
First Citizens BancShares, Inc. — Class A	110	141,179
Royal Bank of Canada	1,461	139,540
HDFC Bank Ltd. ADR	1,978	137,867
Cullen/Frost Bankers, Inc.	1,282	137,853
NU Holdings Limited/Cayman Islands — Class A*	17,433	137,546
Webster Financial Corp.	3,609	136,240
First Horizon Corp.	11,758	132,513
Comerica, Inc.	3,015	127,715
Bank of Nova Scotia	2,521	126,151
Commerce Bancshares, Inc.	2,588	126,036
Popular, Inc.	2,054	124,308
HSBC Holdings plc ADR[1]	3,010	119,256
Prosperity Bancshares, Inc.	2,108	119,060
SouthState Corp.	1,777	116,927
Wintrust Financial Corp.	1,604	116,482
Bank OZK	2,881	115,701
Pinnacle Financial Partners, Inc.	1,998	113,187
Old National Bancorp	8,009	111,645
Synovus Financial Corp.	3,663	110,806
Banco Bradesco S.A. ADR	31,601	109,339
FNB Corp.	9,450	108,108
Bank of Montreal	1,183	106,837
First Financial Bankshares, Inc.	3,736	106,439
Columbia Banking System, Inc.	5,200	105,456
United Bankshares, Inc.	3,487	103,459
Cadence Bank	5,118	100,517
Western Alliance Bancorporation[1]	2,755	100,475
Zions Bancorp North America[1]	3,716	99,812
Canadian Imperial Bank of Commerce	2,303	98,292
UBS Group AG	4,771	96,708
Valley National Bancorp	12,407	96,154
Hancock Whitney Corp.	2,445	93,839
United Community Banks, Inc.	3,570	89,214
Deutsche Bank AG	8,039	84,651
Associated Banc-Corp.	5,180	84,071
Texas Capital Bancshares, Inc.*	1,632	84,048
Cathay General Bancorp	2,467	79,413
Ameris Bancorp	2,269	77,622
First Interstate BancSystem, Inc. — Class A	3,118	74,333
Fulton Financial Corp.	6,186	73,737
UMB Financial Corp.	1,197	72,897
Seacoast Banking Corporation of Florida	3,236	71,516
CVB Financial Corp.	5,220	69,322
PacWest Bancorp[1]	6,032	49,161
Independent Bank Corp.	1,077	47,937
Total Banks		10,083,649
Diversified Financial Services - 3.2%
Capital One Financial Corp.	3,156	345,172
Savings & Loans - 2.7%
New York Community Bancorp, Inc.	14,095	158,428
Pacific Premier Bancorp, Inc.	3,610	74,655
Washington Federal, Inc.	2,568	68,103
Total Savings & Loans		301,186
Total Common Stocks
(Cost $9,806,365)		10,730,007

PREFERRED STOCKS† - 1.3%
Financial - 1.3%
Itau Unibanco Holding S.A. ADR	24,420	144,078
Total Preferred Stocks
(Cost $116,543)		144,078

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$32,746	32,746
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	14,407	14,407
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	13,097	13,097
Total Repurchase Agreements
(Cost $60,250)		60,250

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	280,820	280,820
Total Securities Lending Collateral
(Cost $280,820)		280,820
Total Investments - 102.6%
(Cost $10,263,978)		$11,215,155
Other Assets & Liabilities, net - (2.6)%		(281,632)
Total Net Assets - 100.0%		$10,933,523

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.

[2]	Repurchase Agreements — See Note 4.

[3]	Securities lending collateral — See Note 5.

[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,730,007	$—	$—	$10,730,007
Preferred Stocks	144,078	—	—	144,078
Repurchase Agreements	—	60,250	—	60,250
Securities Lending Collateral	280,820	—	—	280,820
Total Assets	$11,154,905	$60,250	$—	$11,215,155

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 40.5%
Linde plc	4,324	$1,647,790
Air Products and Chemicals, Inc.	3,304	989,647
Sherwin-Williams Co.	3,654	970,210
Ecolab, Inc.	4,461	832,824
Dow, Inc.	13,672	728,171
PPG Industries, Inc.	4,798	711,543
DuPont de Nemours, Inc.	9,076	648,389
Albemarle Corp.	2,732	609,482
LyondellBasell Industries N.V. — Class A	6,288	577,427
International Flavors & Fragrances, Inc.	6,628	527,523
Nutrien Ltd.	8,142	480,785
CF Industries Holdings, Inc.	6,383	443,108
FMC Corp.	3,987	416,004
RPM International, Inc.	4,605	413,207
Mosaic Co.	11,511	402,885
Celanese Corp. — Class A	3,461	400,784
Eastman Chemical Co.	4,501	376,824
Axalta Coating Systems Ltd.*	9,831	322,555
Olin Corp.	5,932	304,845
Chemours Co.	7,851	289,623
Valvoline, Inc.	7,691	288,489
Livent Corp.*	9,684	265,632
Huntsman Corp.	9,707	262,283
Element Solutions, Inc.	12,815	246,048
Westlake Corp.	2,033	242,883
Ashland, Inc.	2,781	241,697
Total Chemicals		13,640,658
Mining - 24.1%
Freeport-McMoRan, Inc.	22,810	912,400
Newmont Corp.	16,113	687,381
Barrick Gold Corp.	40,404	684,040
Rio Tinto plc ADR	7,985	509,762
BHP Group Ltd. ADR	8,256	492,635
Agnico Eagle Mines Ltd.	8,446	422,131
Wheaton Precious Metals Corp.	8,959	387,208
Pan American Silver Corp.	22,330	325,571
Franco-Nevada Corp.	2,275	324,415
Royal Gold, Inc.	2,759	316,678
Kinross Gold Corp.	63,753	304,102
Gold Fields Ltd. ADR	20,937	289,559
Southern Copper Corp.	4,036	289,543
Alcoa Corp.	8,266	280,465
AngloGold Ashanti Ltd. ADR	13,253	279,506
Alamos Gold, Inc. — Class A	21,660	258,187
Lithium Americas Corp.*,1	12,475	252,120
First Majestic Silver Corp.	43,512	245,843
Sibanye Stillwater Ltd. ADR	35,985	224,546
MP Materials Corp.*,1	9,455	216,330
SSR Mining, Inc.	13,943	197,712
Hecla Mining Co.	38,060	196,009
Total Mining		8,096,143
Iron & Steel - 13.1%
Nucor Corp.	4,867	798,091
Vale S.A. ADR	57,962	777,850
Steel Dynamics, Inc.	4,690	510,882
Reliance Steel & Aluminum Co.	1,814	492,664
Cleveland-Cliffs, Inc.*	20,712	347,133
ArcelorMittal S.A.	12,060	329,720
Commercial Metals Co.	5,821	306,534
ATI, Inc.*	6,619	292,758
Gerdau S.A. ADR	53,239	277,908
United States Steel Corp.	11,067	276,786
Total Iron & Steel		4,410,326
Packaging & Containers - 8.8%
Ball Corp.	9,119	530,817
Amcor plc	41,646	415,627
Packaging Corporation of America	3,046	402,560
Crown Holdings, Inc.	4,501	391,002
Berry Global Group, Inc.	5,076	326,590
Westrock Co.	10,773	313,171
Graphic Packaging Holding Co.	12,636	303,643
Sealed Air Corp.	7,158	286,320
Total Packaging & Containers		2,969,730
Building Materials - 5.7%
Vulcan Materials Co.	2,968	669,106
Martin Marietta Materials, Inc.	1,422	656,523
Eagle Materials, Inc.	1,696	316,168
Louisiana-Pacific Corp.	3,716	278,626
Total Building Materials		1,920,423
Biotechnology - 2.2%
Corteva, Inc.	13,061	748,395
Coal - 1.7%
Teck Resources Ltd. — Class B	11,348	477,751
Alpha Metallurgical Resources, Inc.	614	100,917
Total Coal		578,668
Household Products & Housewares - 1.3%
Avery Dennison Corp.	2,602	447,024
Forest Products & Paper - 1.2%
International Paper Co.	12,283	390,722
Housewares - 0.6%
Scotts Miracle-Gro Co. — Class A	2,994	187,694
Healthcare-Services - 0.3%
Ginkgo Bioworks Holdings, Inc.*,1	49,876	92,769
Total Common Stocks
(Cost $21,436,770)		33,482,552

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$136,616	136,616
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	60,104	60,104
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	54,640	54,640
Total Repurchase Agreements
(Cost $251,360)		251,360

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	$403,604	$403,604
Total Securities Lending Collateral
(Cost $403,604)		403,604
Total Investments - 101.4%
(Cost $22,091,734)		34,137,516
Other Assets & Liabilities, net - (1.4)%		(485,134)
Total Net Assets - 100.0%		$33,652,382

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,482,552	$—	$—	$33,482,552
Repurchase Agreements	—	251,360	—	251,360
Securities Lending Collateral	403,604	—	—	403,604
Total Assets	$33,886,156	$251,360	$—	$34,137,516

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 74.8%
Amgen, Inc.	29,499	$6,549,368
Vertex Pharmaceuticals, Inc.*	16,666	5,864,932
Gilead Sciences, Inc.	75,975	5,855,393
Regeneron Pharmaceuticals, Inc.*	7,199	5,172,770
Corteva, Inc.	66,663	3,819,790
Moderna, Inc.*	31,051	3,772,697
Biogen, Inc.*	13,120	3,737,232
Seagen, Inc.*	16,188	3,115,543
Illumina, Inc.*	16,606	3,113,459
Horizon Therapeutics plc*	28,592	2,940,687
Alnylam Pharmaceuticals, Inc.*	14,947	2,839,033
BioMarin Pharmaceutical, Inc.*	26,921	2,333,512
Royalty Pharma plc — Class A	73,910	2,271,993
Incyte Corp.*	33,033	2,056,304
United Therapeutics Corp.*	8,560	1,889,620
Sarepta Therapeutics, Inc.*	15,938	1,825,220
Apellis Pharmaceuticals, Inc.*	20,032	1,824,915
BioNTech SE ADR*	14,099	1,521,705
Exelixis, Inc.*	76,691	1,465,565
Ionis Pharmaceuticals, Inc.*	34,525	1,416,561
IVERIC bio, Inc.*	35,862	1,410,811
Halozyme Therapeutics, Inc.*	37,128	1,339,207
Argenx SE ADR*	3,355	1,307,544
CRISPR Therapeutics AG*,1	23,220	1,303,571
Guardant Health, Inc.*	35,051	1,254,826
Arrowhead Pharmaceuticals, Inc.*	32,138	1,146,041
Amicus Therapeutics, Inc.*	89,393	1,122,776
Karuna Therapeutics, Inc.*	4,871	1,056,276
Insmed, Inc.*	49,711	1,048,902
TG Therapeutics, Inc.*	41,688	1,035,530
Denali Therapeutics, Inc.*	34,728	1,024,823
Intellia Therapeutics, Inc.*	24,796	1,011,181
ACADIA Pharmaceuticals, Inc.*	41,581	995,865
Cytokinetics, Inc.*	29,571	964,606
Vir Biotechnology, Inc.*	37,940	930,668
Blueprint Medicines Corp.*	14,374	908,437
Prothena Corporation plc*	13,156	898,292
PTC Therapeutics, Inc.*	21,214	862,773
Ultragenyx Pharmaceutical, Inc.*	16,857	777,614
Mirati Therapeutics, Inc.*	20,808	751,793
Twist Bioscience Corp.*,1	33,988	695,395
Beam Therapeutics, Inc.*	20,773	663,282
BioCryst Pharmaceuticals, Inc.*	87,758	617,816
Novavax, Inc.*,1	65,159	484,131
Total Biotechnology		86,998,459
Pharmaceuticals - 19.2%
AbbVie, Inc.	68,179	9,185,757
AstraZeneca plc ADR	43,539	3,116,086
Viatris, Inc.	213,872	2,134,442
Neurocrine Biosciences, Inc.*	19,244	1,814,709
Jazz Pharmaceuticals plc*	13,574	1,682,769
Alkermes plc*	48,792	1,527,190
Vaxcyte, Inc.*	20,773	1,037,404
Catalyst Pharmaceuticals, Inc.*	54,987	739,025
Ironwood Pharmaceuticals, Inc. — Class A*	64,765	689,099
Madrigal Pharmaceuticals, Inc.*	1,910	441,210
Total Pharmaceuticals		22,367,691
Healthcare-Products - 3.3%
Exact Sciences Corp.*	26,336	2,472,950
Natera, Inc.*	27,947	1,359,901
Total Healthcare-Products		3,832,851
Healthcare-Services - 2.3%
Medpace Holdings, Inc.*	5,659	1,359,122
Syneos Health, Inc.*	29,798	1,255,688
Total Healthcare-Services		2,614,810
Total Common Stocks
(Cost $59,101,821)		115,813,811

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$403,817	403,817
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	177,659	177,659
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	161,508	161,508
Total Repurchase Agreements
(Cost $742,984)		742,984

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	1,568,762	1,568,762
Total Securities Lending Collateral
(Cost $1,568,762)		1,568,762
Total Investments - 101.5%
(Cost $61,413,567)		$118,125,557
Other Assets & Liabilities, net - (1.5)%		(1,733,515)
Total Net Assets - 100.0%		$116,392,042

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.

[2]	Repurchase Agreements — See Note 4.

[3]	Securities lending collateral — See Note 5.

[4]	Rate indicated is the 7-day yield as of June 30, 2023.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$115,813,811	$—	$—	$115,813,811
Repurchase Agreements	—	742,984	—	742,984
Securities Lending Collateral	1,568,762	—	—	1,568,762
Total Assets	$117,382,573	$742,984	$—	$118,125,557

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.8%
Food - 35.2%
Mondelez International, Inc. — Class A	37,861	$2,761,581
Hershey Co.	7,821	1,952,904
General Mills, Inc.	23,440	1,797,848
Sysco Corp.	23,112	1,714,910
Kroger Co.	33,367	1,568,249
Kraft Heinz Co.	40,402	1,434,271
McCormick & Company, Inc.	15,138	1,320,488
Kellogg Co.	17,542	1,182,331
Tyson Foods, Inc. — Class A	23,089	1,178,463
Lamb Weston Holdings, Inc.	9,912	1,139,384
Conagra Brands, Inc.	32,710	1,102,981
J M Smucker Co.	7,233	1,068,097
Hormel Foods Corp.	23,257	935,397
Performance Food Group Co.*	14,574	877,938
US Foods Holding Corp.*	19,632	863,808
Campbell Soup Co.	18,244	833,933
Albertsons Companies, Inc. — Class A	33,397	728,723
Post Holdings, Inc.*	6,821	591,040
Flowers Foods, Inc.	23,211	577,490
Sprouts Farmers Market, Inc.*	15,344	563,585
Simply Good Foods Co.*	14,535	531,836
Hostess Brands, Inc.*	19,747	499,994
Grocery Outlet Holding Corp.*	15,604	477,638
Lancaster Colony Corp.	1,839	369,804
Cal-Maine Foods, Inc.	8,180	368,100
Hain Celestial Group, Inc.*	23,982	300,015
Beyond Meat, Inc.*,1	20,510	266,220
Pilgrim's Pride Corp.*	11,750	252,507
Total Food		27,259,535
Beverages - 28.1%
PepsiCo, Inc.	24,142	4,471,581
Coca-Cola Co.	70,457	4,242,921
Monster Beverage Corp.*	31,619	1,816,195
Constellation Brands, Inc. — Class A	7,142	1,757,860
Brown-Forman Corp. — Class B	23,730	1,584,689
Keurig Dr Pepper, Inc.	48,650	1,521,286
Coca-Cola Europacific Partners plc	19,342	1,246,205
Anheuser-Busch InBev S.A. ADR[1]	20,998	1,191,007
Fomento Economico Mexicano SAB de CV ADR	9,744	1,080,025
Molson Coors Beverage Co. — Class B	15,192	1,000,241
Celsius Holdings, Inc.*	5,463	815,025
Ambev S.A. ADR	219,832	699,066
Boston Beer Company, Inc. — Class A*	1,129	348,229
Total Beverages		21,774,330
Cosmetics & Personal Care - 14.7%
Procter & Gamble Co.	35,282	5,353,691
Estee Lauder Companies, Inc. — Class A	11,888	2,334,565
Colgate-Palmolive Co.	28,979	2,232,542
Unilever plc ADR	22,066	1,150,301
Beauty Health Co.*	27,568	230,744
Olaplex Holdings, Inc.*	31,909	118,701
Total Cosmetics & Personal Care		11,420,544
Agriculture - 14.2%
Philip Morris International, Inc.	36,052	3,519,396
Altria Group, Inc.	55,105	2,496,256
Archer-Daniels-Midland Co.	24,203	1,828,779
British American Tobacco plc ADR	35,785	1,188,062
Bunge Ltd.	11,316	1,067,665
Darling Ingredients, Inc.*	13,971	891,210
Total Agriculture		10,991,368
Household Products & Housewares - 5.9%
Kimberly-Clark Corp.	13,902	1,919,310
Church & Dwight Company, Inc.	14,123	1,415,548
Clorox Co.	7,790	1,238,922
Total Household Products & Housewares		4,573,780
Retail - 1.7%
Casey's General Stores, Inc.	3,594	876,505
Freshpet, Inc.*	6,188	407,232
Total Retail		1,283,737
Total Common Stocks
(Cost $40,307,368)		77,303,294

SECURITIES LENDING COLLATERAL†,2 - 1.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[3]	918,181	918,181
Total Securities Lending Collateral
(Cost $918,181)		918,181
Total Investments - 101.0%
(Cost $41,225,549)		$78,221,475
Other Assets & Liabilities, net - (1.0)%		(750,933)
Total Net Assets - 100.0%		$77,470,542

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$77,303,294	$—	$—	$77,303,294
Securities Lending Collateral	918,181	—	—	918,181
Total Assets	$78,221,475	$—	$—	$78,221,475

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 93.8%
Consumer, Non-cyclical - 21.5%
UnitedHealth Group, Inc.	4,728	$2,272,466
Amgen, Inc.	4,728	1,049,711
Johnson & Johnson	4,728	782,578
Procter & Gamble Co.	4,728	717,427
Merck & Company, Inc.	4,728	545,564
Coca-Cola Co.	4,728	284,720
Total Consumer, Non-cyclical		5,652,466
Financial - 18.9%
Goldman Sachs Group, Inc.	4,728	1,524,969
Visa, Inc. — Class A	4,728	1,122,805
American Express Co.	4,728	823,618
Travelers Companies, Inc.	4,728	821,065
JPMorgan Chase & Co.	4,728	687,640
Total Financial		4,980,097
Technology - 16.4%
Microsoft Corp.	4,728	1,610,073
Salesforce, Inc.*	4,728	998,838
Apple, Inc.	4,728	917,090
International Business Machines Corp.	4,728	632,654
Intel Corp.	4,728	158,104
Total Technology		4,316,759
Consumer, Cyclical - 16.3%
Home Depot, Inc.	4,728	1,468,706
McDonald's Corp.	4,728	1,410,882
Walmart, Inc.	4,728	743,147
NIKE, Inc. — Class B	4,728	521,829
Walgreens Boots Alliance, Inc.	4,728	134,701
Total Consumer, Cyclical		4,279,265
Industrial - 13.7%
Caterpillar, Inc.	4,728	1,163,324
Boeing Co.*	4,728	998,364
Honeywell International, Inc.	4,728	981,060
3M Co.	4,728	473,226
Total Industrial		3,615,974
Communications - 3.2%
Walt Disney Co.*	4,728	422,116
Cisco Systems, Inc.	4,728	244,627
Verizon Communications, Inc.	4,728	175,834
Total Communications		842,577
Energy - 2.8%
Chevron Corp.	4,728	743,951
Basic Materials - 1.0%
Dow, Inc.	4,728	251,813
Total Common Stocks
(Cost $20,859,094)		24,682,902

MUTUAL FUNDS† - 4.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	67,906	660,729
Guggenheim Strategy Fund II1	24,698	598,194
Total Mutual Funds
(Cost $1,285,414)		1,258,923

	Face Amount
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
5.01% due 08/03/23[2,3]	$300,000	298,679
5.05% due 08/03/23[2,3]	50,000	49,780
5.11% due 07/18/23[3]	49,000	48,897
Total U.S. Treasury Bills
(Cost $397,271)		397,356

REPURCHASE AGREEMENTS††,4 - 3.1%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	441,951	441,951
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	194,436	194,436
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	176,760	176,760
Total Repurchase Agreements
(Cost $813,147)		813,147
Total Investments - 103.2%
(Cost $23,354,926)		$27,152,328
Other Assets & Liabilities, net - (3.2)%		(853,518)
Total Net Assets - 100.0%		$26,298,810

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	5.56% (SOFR + 0.50%)	At Maturity	09/20/23	35	$1,196,473	$24,095

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements†† (continued)
BNP Paribas	Dow Jones Industrial Average Index	Pay	5.62% (Federal Funds Rate + 0.55%)	At Maturity	09/21/23	12	$409,801	$5,730
							$1,606,274	$29,825

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,682,902	$—	$—	$24,682,902
Mutual Funds	1,258,923	—	—	1,258,923
U.S. Treasury Bills	—	397,356	—	397,356
Repurchase Agreements	—	813,147	—	813,147
Equity Index Swap Agreements**	—	29,825	—	29,825
Total Assets	$25,941,825	$1,240,328	$—	$27,182,153

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$897,823	$–	$(300,000)	$(7,060)	$7,431	$598,194	24,698	$12,203
Guggenheim Ultra Short Duration Fund — Institutional Class	958,754	–	(300,000)	(5,796)	7,771	660,729	67,906	12,822
	$1,856,577	$–	$(600,000)	$(12,856)	$15,202	$1,258,923		$25,025

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.3%
Semiconductors - 93.8%
NVIDIA Corp.	27,422	$11,600,054
Broadcom, Inc.	7,748	6,720,848
Texas Instruments, Inc.	25,226	4,541,185
Advanced Micro Devices, Inc.*	39,669	4,518,696
Intel Corp.	127,495	4,263,433
QUALCOMM, Inc.	34,072	4,055,931
Applied Materials, Inc.	27,154	3,924,839
Analog Devices, Inc.	18,210	3,547,490
Lam Research Corp.	5,124	3,294,015
KLA Corp.	5,891	2,857,253
Micron Technology, Inc.	44,944	2,836,416
Microchip Technology, Inc.	28,332	2,538,264
Marvell Technology, Inc.	41,257	2,466,343
ON Semiconductor Corp.*	23,976	2,267,650
NXP Semiconductor N.V.	10,997	2,250,866
ASML Holding N.V. — Class G	2,749	1,992,338
Taiwan Semiconductor Manufacturing Company Ltd. ADR	18,433	1,860,258
Monolithic Power Systems, Inc.	3,312	1,789,242
Skyworks Solutions, Inc.	13,497	1,493,983
Teradyne, Inc.	13,291	1,479,687
Entegris, Inc.	12,666	1,403,646
Lattice Semiconductor Corp.*	14,121	1,356,605
STMicroelectronics N.V. — Class Y1	22,887	1,144,121
Qorvo, Inc.*	10,908	1,112,943
MKS Instruments, Inc.	8,900	962,090
Wolfspeed, Inc.*	16,933	941,305
United Microelectronics Corp. ADR[1]	114,641	904,518
Rambus, Inc.*	14,023	899,856
Axcelis Technologies, Inc.*	4,695	860,734
ASE Technology Holding Company Ltd. ADR	108,196	842,847
GLOBALFOUNDRIES, Inc.*,1	12,934	835,278
Power Integrations, Inc.	8,560	810,375
Silicon Laboratories, Inc.*	4,972	784,283
Cirrus Logic, Inc.*	9,239	748,451
MACOM Technology Solutions Holdings, Inc.*	10,346	677,973
Allegro MicroSystems, Inc.*	14,603	659,179
Synaptics, Inc.*	7,543	644,021
Amkor Technology, Inc.	21,316	634,151
Ambarella, Inc.*	7,453	623,593
Semtech Corp.*	18,495	470,883
Impinj, Inc.*	4,633	415,348
Total Semiconductors		88,030,991
Energy-Alternate Sources - 4.6%
Enphase Energy, Inc.*	9,453	1,583,188
First Solar, Inc.*	8,034	1,527,183
SolarEdge Technologies, Inc.*	4,490	1,208,035
Total Energy-Alternate Sources		4,318,406
Electrical Components & Equipment - 0.9%
Universal Display Corp.	5,927	854,259
Total Common Stocks
(Cost $59,864,075)		93,203,656

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$435,166	435,166
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	191,451	191,451
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	174,046	174,046
Total Repurchase Agreements
(Cost $800,663)		800,663

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	965,466	965,466
Total Securities Lending Collateral
(Cost $965,466)		965,466
Total Investments - 101.2%
(Cost $61,630,204)		$94,969,785
Other Assets & Liabilities, net - (1.2)%		(1,094,893)
Total Net Assets - 100.0%		$93,874,892

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$93,203,656	$—	$—	$93,203,656
Repurchase Agreements	—	800,663	—	800,663
Securities Lending Collateral	965,466	—	—	965,466
Total Assets	$94,169,122	$800,663	$—	$94,969,785

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 53.1%
Technology - 16.8%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,781	$785,258
Infosys Ltd. ADR	10,681	171,644
NetEase, Inc. ADR	1,084	104,812
United Microelectronics Corp. ADR[1]	6,883	54,307
ASE Technology Holding Company Ltd. ADR	5,047	39,316
Wipro Ltd. ADR	4,385	20,697
Total Technology		1,176,034
Communications - 15.2%
Alibaba Group Holding Ltd. ADR*	5,720	476,762
JD.com, Inc. ADR	3,637	124,131
Baidu, Inc. ADR*	839	114,867
PDD Holdings, Inc. ADR*	1,609	111,246
America Movil SAB de CV ADR	3,086	66,781
Trip.com Group Ltd. ADR*	1,576	55,160
Chunghwa Telecom Company Ltd. ADR	1,125	41,951
Telkom Indonesia Persero Tbk PT ADR	1,407	37,525
Vipshop Holdings Ltd. ADR*	977	16,121
Tencent Music Entertainment Group ADR*	1,855	13,690
Bilibili, Inc. ADR*,1	716	10,812
Total Communications		1,069,046
Financial - 9.3%
HDFC Bank Ltd. ADR	4,079	284,306
ICICI Bank Ltd. ADR	7,650	176,562
Banco Bradesco S.A. ADR	15,717	54,381
KB Financial Group, Inc. ADR	1,122	40,841
Shinhan Financial Group Company Ltd. ADR	1,495	38,960
KE Holdings, Inc. ADR*	2,005	29,774
Woori Financial Group, Inc. ADR[1]	639	17,221
Banco de Chile ADR	643	13,477
Total Financial		655,522
Basic Materials - 5.3%
Vale S.A. ADR	10,744	144,185
POSCO Holdings, Inc. ADR	871	64,410
Gold Fields Ltd. ADR	2,644	36,566
Sociedad Quimica y Minera de Chile S.A. ADR	423	30,718
AngloGold Ashanti Ltd. ADR	1,241	26,173
Sasol Ltd. ADR	1,727	21,380
Suzano S.A. ADR[1]	2,273	20,957
Gerdau S.A. ADR	3,217	16,793
Sibanye Stillwater Ltd. ADR	2,094	13,067
Total Basic Materials		374,249
Consumer, Non-cyclical - 2.7%
Fomento Economico Mexicano SAB de CV ADR	544	60,297
Ambev S.A. ADR	13,052	41,505
BeiGene Ltd. ADR*	195	34,769
Dr Reddy's Laboratories Ltd. ADR	360	22,720
New Oriental Education & Technology Group, Inc. ADR*	443	17,494
Coca-Cola Femsa SAB de CV ADR	155	12,913
Total Consumer, Non-cyclical		189,698
Industrial - 1.4%
Cemex SAB de CV ADR*	4,479	31,711
ZTO Express Cayman, Inc. ADR	1,231	30,873
Grupo Aeroportuario del Pacifico SAB de CV ADR	111	19,838
Grupo Aeroportuario del Sureste SAB de CV ADR	56	15,551
Total Industrial		97,973
Energy - 1.1%
Petroleo Brasileiro S.A. ADR	5,506	76,148
Consumer, Cyclical - 0.8%
NIO, Inc. ADR*	4,203	40,727
H World Group Ltd. ADR*	415	16,094
Total Consumer, Cyclical		56,821
Utilities - 0.5%
Centrais Eletricas Brasileiras S.A. ADR[1]	3,768	31,161
Total Common Stocks
(Cost $3,423,103)		3,726,652

PREFERRED STOCKS† - 2.4%
Financial - 1.2%
Itau Unibanco Holding S.A. ADR	14,338	84,594
Energy - 1.2%
Petroleo Brasileiro S.A. ADR	6,797	84,079
Total Preferred Stocks
(Cost $148,416)		168,673

	Face Amount
REPURCHASE AGREEMENTS††,2 - 25.7%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[3]	$981,969	981,969
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	432,017	432,017
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	392,743	392,743
Total Repurchase Agreements
(Cost $1,806,729)		1,806,729

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[5]	28,029	$28,029
Total Securities Lending Collateral
(Cost $28,029)		28,029
Total Investments - 81.6%
(Cost $5,406,277)		$5,730,083
Other Assets & Liabilities, net - 18.4%		1,295,452
Total Net Assets - 100.0%		$7,025,535

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P Emerging 50 ADR Index	Pay	5.67% (Federal Funds Rate + 0.60%)	At Maturity	09/21/23	681	$1,756,045	$(28,185)
Goldman Sachs International	S&P Emerging 50 ADR Index	Pay	5.32% (Federal Funds Rate + 0.25%)	At Maturity	09/21/23	3,284	8,464,229	(52,097)
							$10,220,274	$(80,282)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,726,652	$—	$—	$3,726,652
Preferred Stocks	168,673	—	—	168,673
Repurchase Agreements	—	1,806,729	—	1,806,729
Securities Lending Collateral	28,029	—	—	28,029
Total Assets	$3,923,354	$1,806,729	$—	$5,730,083

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$80,282	$—	$80,282

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 19.5%
U.S. Treasury Bills
5.11% due 07/18/23[1,2]	$83,000	$82,826
Total U.S. Treasury Bills
(Cost $82,796)		82,826

REPURCHASE AGREEMENTS††,3 - 69.1%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[4]	159,615	159,615
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	70,222	70,222
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	63,839	63,839
Total Repurchase Agreements
(Cost $293,676)		293,676
Total Investments - 88.6%
(Cost $376,472)		$376,502
Other Assets & Liabilities, net - 11.4%		48,370
Total Net Assets - 100.0%		$424,872

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	3	Sep 2023	$321,398	$(2,404)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.39.V1	1.00%	Quarterly	06/20/28	$360,000	$(17,189)	$(21,423)	$4,234

Total Return Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	5.67% (Federal Funds Rate + 0.60%)	At Maturity	07/27/23	7,398	$144,187	$666

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

CDX.EM.39.V1 — Credit Default Swap Emerging Markets Series 39 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$82,826	$—	$82,826
Repurchase Agreements	—	293,676	—	293,676
Credit Default Swap Agreements**	—	4,234	—	4,234
Credit Index Swap Agreements**	—	666	—	666
Total Assets	$—	$381,402	$—	$381,402

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$2,404	$—	$—	$2,404

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.7%
Oil & Gas - 66.8%
Exxon Mobil Corp.	17,268	$1,851,993
Chevron Corp.	9,485	1,492,465
ConocoPhillips	9,691	1,004,085
EOG Resources, Inc.	6,409	733,446
Marathon Petroleum Corp.	5,565	648,879
Pioneer Natural Resources Co.	2,985	618,432
Valero Energy Corp.	5,124	601,045
Phillips 66	6,119	583,630
Occidental Petroleum Corp.	9,543	561,128
Hess Corp.	4,049	550,462
BP plc ADR	14,617	515,834
Devon Energy Corp.	10,181	492,150
Diamondback Energy, Inc.	3,295	432,831
Shell plc ADR	6,650	401,527
Coterra Energy, Inc. — Class A	15,524	392,757
Petroleo Brasileiro S.A. ADR	25,979	359,290
Equities Corp.	8,654	355,939
Marathon Oil Corp.	14,397	331,419
Chesapeake Energy Corp.	3,566	298,403
APA Corp.	8,523	291,231
Suncor Energy, Inc.	9,910	290,561
Ovintiv, Inc.	7,177	273,228
Canadian Natural Resources Ltd.	4,655	261,890
Cenovus Energy, Inc.	14,307	242,933
Equinor ASA ADR	8,243	240,778
Range Resources Corp.	8,098	238,081
Antero Resources Corp.*	10,148	233,708
Southwestern Energy Co.*	38,784	233,092
HF Sinclair Corp.	5,066	225,994
PDC Energy, Inc.	3,106	220,961
Matador Resources Co.	4,175	218,436
Murphy Oil Corp.	5,554	212,718
Civitas Resources, Inc.	2,999	208,041
Transocean Ltd.*	28,883	202,470
Permian Resources Corp.	18,057	197,905
Noble Corporation plc*	4,677	193,207
PBF Energy, Inc. — Class A	4,685	191,804
Chord Energy Corp.	1,198	184,252
Magnolia Oil & Gas Corp. — Class A	8,778	183,460
SM Energy Co.	5,702	180,354
Valaris Ltd.*	2,771	174,379
Denbury, Inc.*	2,015	173,814
Weatherford International plc*	2,615	173,688
Helmerich & Payne, Inc.	4,570	162,007
CNX Resources Corp.*	8,764	155,298
Northern Oil and Gas, Inc.	4,438	152,312
Patterson-UTI Energy, Inc.	11,818	141,461
Kosmos Energy Ltd.*	23,120	138,489
Callon Petroleum Co.*	3,797	133,161
Delek US Holdings, Inc.	4,647	111,296
Comstock Resources, Inc.	8,451	98,032
Total Oil & Gas		18,564,756
Pipelines - 12.3%
Williams Companies, Inc.	17,695	577,388
Cheniere Energy, Inc.	3,599	548,344
Kinder Morgan, Inc.	30,374	523,040
ONEOK, Inc.	7,733	477,281
Targa Resources Corp.	5,008	381,109
Enbridge, Inc.	7,385	274,353
TC Energy Corp.	5,162	208,596
Equitrans Midstream Corp.	18,827	179,986
Golar LNG Ltd.	7,470	150,670
New Fortress Energy, Inc.	4,161	111,431
Total Pipelines		3,432,198
Oil & Gas Services - 9.2%
Schlumberger N.V.	15,447	758,757
Baker Hughes Co.	16,314	515,685
Halliburton Co.	14,315	472,252
ChampionX Corp.	7,500	232,800
TechnipFMC plc*	13,715	227,943
NOV, Inc.	14,025	224,961
Liberty Energy, Inc. — Class A	9,625	128,686
Total Oil & Gas Services		2,561,084
Energy-Alternate Sources - 6.4%
SolarEdge Technologies, Inc.*	1,669	449,044
Enphase Energy, Inc.*	2,437	408,149
First Solar, Inc.*	2,072	393,867
Plug Power, Inc.*,1	22,424	232,985
Sunrun, Inc.*	9,375	167,438
Green Plains, Inc.*	3,852	124,188
Total Energy-Alternate Sources		1,775,671
Transportation - 1.3%
Scorpio Tankers, Inc.	4,183	197,563
Frontline plc	12,018	174,621
Total Transportation		372,184
Coal - 1.3%
Peabody Energy Corp.	7,097	153,721
CONSOL Energy, Inc.	1,817	123,211
Arch Resources, Inc.	721	81,300
Total Coal		358,232
Mining - 0.9%
Cameco Corp.	8,070	252,833
Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	6,982	209,111
Retail - 0.7%
Murphy USA, Inc.	587	182,622
Total Common Stocks
(Cost $13,702,343)		27,708,691

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$69,025	69,025
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	30,368	30,368
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	27,607	27,607
Total Repurchase Agreements
(Cost $127,000)		127,000

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[4]	173,656	$173,656
Total Securities Lending Collateral
(Cost $173,656)		173,656
Total Investments - 100.8%
(Cost $14,002,999)		$28,009,347
Other Assets & Liabilities, net - (0.8)%		(214,423)
Total Net Assets - 100.0%		$27,794,924

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,708,691	$—	$—	$27,708,691
Repurchase Agreements	—	127,000	—	127,000
Securities Lending Collateral	173,656	—	—	173,656
Total Assets	$27,882,347	$127,000	$—	$28,009,347

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.9%
Oil & Gas Services - 69.6%
Schlumberger N.V.	98,557	$4,841,120
Baker Hughes Co.	104,081	3,290,000
Halliburton Co.	91,336	3,013,175
ChampionX Corp.	47,848	1,485,202
NOV, Inc.	89,471	1,435,115
TechnipFMC plc*	77,090	1,281,236
Tidewater, Inc.*	17,381	963,603
Liberty Energy, Inc. — Class A	61,400	820,918
Oceaneering International, Inc.*	41,623	778,350
NexTier Oilfield Solutions, Inc.*	86,693	775,035
Archrock, Inc.	69,856	716,024
Expro Group Holdings N.V.*	38,206	677,010
Helix Energy Solutions Group, Inc.*	78,453	578,983
ProPetro Holding Corp.*	63,474	523,026
US Silica Holdings, Inc.*	42,299	513,087
Core Laboratories, Inc.	19,924	463,233
RPC, Inc.	64,213	459,123
ProFrac Holding Corp. — Class A*	25,991	290,060
Nine Energy Service, Inc.*,1	26,403	101,123
Total Oil & Gas Services		23,005,423
Oil & Gas - 23.6%
Transocean Ltd.*	184,267	1,291,712
Weatherford International plc*	18,809	1,249,294
Noble Corporation plc*	29,840	1,232,690
Valaris Ltd.*	17,677	1,112,413
Helmerich & Payne, Inc.	29,155	1,033,545
Patterson-UTI Energy, Inc.	75,389	902,406
Diamond Offshore Drilling, Inc.*	51,092	727,550
Nabors Industries Ltd.*	2,826	262,903
Total Oil & Gas		7,812,513
Metal Fabricate & Hardware - 3.5%
Tenaris S.A. ADR	39,006	1,168,230
Machinery-Diversified - 3.2%
Cactus, Inc. — Class A	24,798	1,049,451
Total Common Stocks
(Cost $26,968,576)		33,035,617

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$124,601	124,601
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	54,818	54,818
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	49,835	49,835
Total Repurchase Agreements
(Cost $229,254)		229,254

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	69,750	69,750
Total Securities Lending Collateral
(Cost $69,750)		69,750
Total Investments - 100.8%
(Cost $27,267,580)		$33,334,621
Other Assets & Liabilities, net - (0.8)%		(261,766)
Total Net Assets - 100.0%		$33,072,855

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,035,617	$—	$—	$33,035,617
Repurchase Agreements	—	229,254	—	229,254
Securities Lending Collateral	69,750	—	—	69,750
Total Assets	$33,105,367	$229,254	$—	$33,334,621

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 44.1%
Consumer, Non-cyclical - 18.1%
Nestle S.A. ADR	477	$57,407
Novo Nordisk A/S ADR	289	46,769
AstraZeneca plc ADR	554	39,650
Roche Holding AG ADR	1,004	38,353
Novartis AG ADR	373	37,639
Unilever plc ADR	471	24,553
Sanofi ADR	410	22,099
L'Oreal S.A. ADR	217	20,251
Diageo plc ADR	99	17,175
GSK plc ADR	366	13,044
British American Tobacco plc ADR	365	12,118
RELX plc ADR	347	11,600
EssilorLuxottica S.A. ADR	108	10,189
Reckitt Benckiser Group plc ADR	653	9,919
Bayer AG ADR	703	9,715
Anheuser-Busch InBev S.A. ADR[1]	160	9,075
Adyen N.V. ADR*	513	8,870
Total Consumer, Non-cyclical		388,426
Financial - 4.8%
HSBC Holdings plc ADR[1]	723	28,645
Allianz SE ADR	723	16,788
BNP Paribas S.A. ADR	417	13,194
Zurich Insurance Group AG ADR	269	12,769
UBS Group AG	546	11,067
Banco Santander S.A. ADR	2,960	10,982
AXA S.A. ADR	346	10,242
Total Financial		103,687
Industrial - 4.6%
Siemens AG ADR	268	22,354
Schneider Electric SE ADR	511	18,580
Airbus SE ADR	420	15,179
Vinci S.A. ADR	423	12,292
ABB Ltd. ADR	285	11,186
Safran S.A. ADR	272	10,673
DHL Group ADR	176	8,626
Total Industrial		98,890
Consumer, Cyclical - 4.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	232	43,811
Cie Financiere Richemont S.A. ADR	937	15,891
Hermes International ADR[1]	63	13,709
Mercedes-Benz Group AG ADR[1]	573	11,506
Kering S.A. ADR[1]	129	7,140
Total Consumer, Cyclical		92,057
Energy - 3.8%
Shell plc ADR	608	36,711
TotalEnergies SE ADR	445	25,650
BP plc ADR	521	18,386
Total Energy		80,747
Technology - 3.7%
ASML Holding N.V. — Class G	72	52,182
SAP SE ADR	194	26,541
Total Technology		78,723
Basic Materials - 2.2%
Air Liquide S.A. ADR	469	16,847
Rio Tinto plc ADR	192	12,258
Glencore plc ADR	920	10,359
BASF SE ADR	637	7,720
Total Basic Materials		47,184
Utilities - 1.5%
Iberdrola S.A. ADR	263	13,747
Enel SpA ADR[1]	1,397	9,346
National Grid plc ADR	130	8,753
Total Utilities		31,846
Communications - 1.1%
Deutsche Telekom AG ADR	621	13,569
Prosus N.V. ADR	622	9,143
Total Communications		22,712
Total Common Stocks
(Cost $787,864)		944,272

MUTUAL FUNDS† - 6.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	7,027	68,374
Guggenheim Strategy Fund II2	2,760	66,858
Total Mutual Funds
(Cost $138,226)		135,232

	Face Amount
U.S. TREASURY BILLS†† - 29.2%
U.S. Treasury Bills
5.11% due 07/18/23[3,4]	$628,000	626,686
Total U.S. Treasury Bills
(Cost $626,458)		626,686

REPURCHASE AGREEMENTS††,5 - 188.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	2,200,003	2,200,003
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	967,891	967,891
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	879,900	879,900
Total Repurchase Agreements
(Cost $4,047,794)		4,047,794

	Shares
SECURITIES LENDING COLLATERAL†,6 - 5.8%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[7]	123,773	123,773
Total Securities Lending Collateral
(Cost $123,773)		123,773
Total Investments - 274.3%
(Cost $5,724,115)		$5,877,757
Other Assets & Liabilities, net - (174.3)%		(3,735,228)
Total Net Assets - 100.0%		$2,142,529

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	37	Sep 2023	$1,625,464	$24,077
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	12	Sep 2023	1,643,250	774

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$944,272	$—	$—	$944,272
Mutual Funds	135,232	—	—	135,232
U.S. Treasury Bills	—	626,686	—	626,686
Repurchase Agreements	—	4,047,794	—	4,047,794
Securities Lending Collateral	123,773	—	—	123,773
Equity Futures Contracts**	24,077	—	—	24,077
Currency Futures Contracts**	774	—	—	774
Total Assets	$1,228,128	$4,674,480	$—	$5,902,608

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$66,830	$–	$–	$–	$28	$66,858	2,760	$908
Guggenheim Ultra Short Duration Fund — Institutional Class	68,233	–	–	–	141	68,374	7,027	913
	$135,063	$–	$–	$–	$169	$135,232		$1,821

Financial Services Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.0%
Banks - 23.0%
JPMorgan Chase & Co.	1,150	$167,256
Bank of America Corp.	3,914	112,293
Wells Fargo & Co.	2,404	102,603
Goldman Sachs Group, Inc.	259	83,538
Morgan Stanley	972	83,009
Citigroup, Inc.	1,587	73,065
U.S. Bancorp	1,713	56,598
PNC Financial Services Group, Inc.	445	56,048
Truist Financial Corp.	1,606	48,742
Bank of New York Mellon Corp.	1,050	46,746
Toronto-Dominion Bank	701	43,469
ICICI Bank Ltd. ADR	1,822	42,052
HDFC Bank Ltd. ADR	572	39,868
NU Holdings Limited/Cayman Islands — Class A*	5,048	39,829
Royal Bank of Canada	410	39,159
State Street Corp.	522	38,200
Bank of Nova Scotia	741	37,080
HSBC Holdings plc ADR[1]	929	36,807
M&T Bank Corp.	287	35,519
Fifth Third Bancorp	1,268	33,234
Regions Financial Corp.	1,795	31,987
Huntington Bancshares, Inc.	2,858	30,809
Northern Trust Corp.	415	30,768
Popular, Inc.	459	27,779
Citizens Financial Group, Inc.	1,018	26,549
East West Bancorp, Inc.	410	21,644
KeyCorp	2,325	21,483
First Horizon Corp.	1,713	19,305
Comerica, Inc.	439	18,596
Bank OZK	419	16,827
Old National Bancorp	1,166	16,254
Zions Bancorp North America[1]	541	14,531
Valley National Bancorp	1,810	14,027
Pinnacle Financial Partners, Inc.	204	11,557
First Citizens BancShares, Inc. — Class A	9	11,551
PacWest Bancorp[1]	878	7,156
Total Banks		1,535,938
REITS - 21.7%
Prologis, Inc.	687	84,247
American Tower Corp. — Class A	396	76,800
Equinix, Inc.	89	69,771
Crown Castle, Inc.	494	56,286
Public Storage	187	54,581
Welltower, Inc.	629	50,880
Realty Income Corp.	838	50,104
Simon Property Group, Inc.	427	49,310
Digital Realty Trust, Inc.	429	48,850
VICI Properties, Inc.	1,413	44,410
Weyerhaeuser Co.	1,262	42,290
AvalonBay Communities, Inc.	219	41,450
SBA Communications Corp.	174	40,326
Equity Residential	600	39,582
Invitation Homes, Inc.	1,059	36,430
Extra Space Storage, Inc.	241	35,873
Ventas, Inc.	748	35,358
Alexandria Real Estate Equities, Inc.	302	34,274
Mid-America Apartment Communities, Inc.	220	33,409
Iron Mountain, Inc.	576	32,728
Sun Communities, Inc.	245	31,963
Essex Property Trust, Inc.	133	31,162
UDR, Inc.	706	30,330
Kimco Realty Corp.	1,418	27,963
Gaming and Leisure Properties, Inc.	567	27,477
Life Storage, Inc.	205	27,257
Camden Property Trust	246	26,782
Host Hotels & Resorts, Inc.	1,587	26,709
American Homes 4 Rent — Class A	753	26,694
Regency Centers Corp.	432	26,685
Rexford Industrial Realty, Inc.	505	26,371
Lamar Advertising Co. — Class A	263	26,103
Healthpeak Properties, Inc.	1,296	26,050
CubeSmart	566	25,277
Annaly Capital Management, Inc.	1,256	25,132
Boston Properties, Inc.	412	23,727
AGNC Investment Corp.	1,968	19,936
Medical Properties Trust, Inc.[1]	2,022	18,724
Vornado Realty Trust	862	15,637
Total REITS		1,446,938
Diversified Financial Services - 20.9%
Visa, Inc. — Class A	774	183,809
Mastercard, Inc. — Class A	382	150,241
American Express Co.	449	78,216
BlackRock, Inc. — Class A	111	76,716
Charles Schwab Corp.	1,337	75,781
CME Group, Inc. — Class A	351	65,037
Intercontinental Exchange, Inc.	571	64,569
Capital One Financial Corp.	459	50,201
Ameriprise Financial, Inc.	146	48,495
Interactive Brokers Group, Inc. — Class A	570	47,350
Apollo Global Management, Inc.	586	45,011
Discover Financial Services	376	43,936
XP, Inc. — Class A*,1	1,820	42,697
T. Rowe Price Group, Inc.	351	39,319
Raymond James Financial, Inc.	359	37,253
LPL Financial Holdings, Inc.	155	33,702
Coinbase Global, Inc. — Class A*,1	467	33,414
Nasdaq, Inc.	665	33,150
Tradeweb Markets, Inc. — Class A	466	31,912
Cboe Global Markets, Inc.	223	30,776
Synchrony Financial	900	30,528
Invesco Ltd.	1,353	22,744
Franklin Resources, Inc.	845	22,570
Voya Financial, Inc.	295	21,154
Ally Financial, Inc.	778	21,014
SoFi Technologies, Inc.*	2,491	20,775
Western Union Co.	1,423	16,692
SLM Corp.	945	15,422
Upstart Holdings, Inc.*,1	378	13,536
Total Diversified Financial Services		1,396,020

Financial Services Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Insurance - 18.3%
Berkshire Hathaway, Inc. — Class B*	642	$218,922
Marsh & McLennan Companies, Inc.	425	79,934
Progressive Corp.	535	70,818
Aon plc — Class A	200	69,040
Arch Capital Group Ltd.*	793	59,356
Willis Towers Watson plc	247	58,168
Arthur J Gallagher & Co.	258	56,649
Chubb Ltd.	278	53,532
American International Group, Inc.	911	52,419
Travelers Companies, Inc.	291	50,535
Aflac, Inc.	721	50,326
MetLife, Inc.	841	47,542
Prudential Financial, Inc.	525	46,315
Allstate Corp.	386	42,089
Hartford Financial Services Group, Inc.	529	38,099
Principal Financial Group, Inc.	468	35,493
Brown & Brown, Inc.	485	33,387
Everest Re Group Ltd.	96	32,819
Cincinnati Financial Corp.	311	30,266
W R Berkley Corp.	469	27,934
Equitable Holdings, Inc.	927	25,177
Unum Group	491	23,421
Lincoln National Corp.	677	17,440
Total Insurance		1,219,681
Commercial Services - 6.7%
S&P Global, Inc.	232	93,006
PayPal Holdings, Inc.*	1,054	70,333
Moody's Corp.	174	60,503
Block, Inc. — Class A*	767	51,059
Global Payments, Inc.	408	40,196
StoneCo Ltd. — Class A*	2,789	35,532
FleetCor Technologies, Inc.*	137	34,398
Toast, Inc. — Class A*	1,230	27,761
MarketAxess Holdings, Inc.	80	20,914
Affirm Holdings, Inc.*	938	14,380
Total Commercial Services		448,082
Private Equity - 3.6%
Blackstone, Inc. — Class A	916	85,160
KKR & Company, Inc. — Class A	871	48,776
Ares Management Corp. — Class A	441	42,490
Brookfield Corp.	1,163	39,135
Carlyle Group, Inc.	728	23,260
Total Private Equity		238,821
Software - 2.8%
Fiserv, Inc.*	570	71,906
Fidelity National Information Services, Inc.	836	45,729
MSCI, Inc. — Class A	89	41,767
Jack Henry & Associates, Inc.	173	28,948
Total Software		188,350
Internet - 0.7%
Zillow Group, Inc. — Class C*	544	27,341
Robinhood Markets, Inc. — Class A*	2,255	22,505
Total Internet		49,846
Real Estate - 0.6%
CBRE Group, Inc. — Class A*	496	40,032
Media - 0.4%
FactSet Research Systems, Inc.	61	24,440
Savings & Loans - 0.3%
New York Community Bancorp, Inc.	2,052	23,065
Total Common Stocks
(Cost $6,054,111)		6,611,213

PREFERRED STOCKS† - 0.6%
Financial - 0.6%
Itau Unibanco Holding S.A. ADR	6,842	40,368
Total Preferred Stocks
(Cost $30,207)		40,368

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$10,298	10,298
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	4,530	4,530
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	4,119	4,119
Total Repurchase Agreements
(Cost $18,947)		18,947

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	125,375	125,375
Total Securities Lending Collateral
(Cost $125,375)		125,375
Total Investments - 101.8%
(Cost $6,228,640)		$6,795,903
Other Assets & Liabilities, net - (1.8)%		(122,066)
Total Net Assets - 100.0%		$6,673,837

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

Financial Services Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,611,213	$—	$—	$6,611,213
Preferred Stocks	40,368	—	—	40,368
Repurchase Agreements	—	18,947	—	18,947
Securities Lending Collateral	125,375	—	—	125,375
Total Assets	$6,776,956	$18,947	$—	$6,795,903

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	222,710	$2,166,970
Guggenheim Strategy Fund II1	81,235	1,967,512
Total Mutual Funds
(Cost $4,227,654)		4,134,482

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 76.3%
U.S. Treasury Bonds
3.63% due 05/15/53	$23,900,000	22,977,610
Total U.S. Government Securities
(Cost $22,668,805)		22,977,610

U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
5.11% due 07/18/23[2,3]	969,000	966,972
Total U.S. Treasury Bills
(Cost $966,621)		966,972

REPURCHASE AGREEMENTS††,4 - 3.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	645,497	645,497
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	283,986	283,986
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	258,169	258,169
Total Repurchase Agreements
(Cost $1,187,652)		1,187,652
Total Investments - 97.2%
(Cost $29,050,732)		$29,266,716
Other Assets & Liabilities, net - 2.8%		853,893
Total Net Assets - 100.0%		$30,120,609

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	104	Sep 2023	$14,205,750	$193,411

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,134,482	$—	$—	$4,134,482
U.S. Government Securities	—	22,977,610	—	22,977,610
U.S. Treasury Bills	—	966,972	—	966,972
Repurchase Agreements	—	1,187,652	—	1,187,652
Interest Rate Futures Contracts**	193,411	—	—	193,411
Total Assets	$4,327,893	$25,132,234	$—	$29,460,127

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:
Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,966,699	$–	$–	$–	$813	$1,967,512	81,235	$26,731
Guggenheim Ultra Short Duration Fund — Institutional Class	2,462,516	–	(300,000)	(7,724)	12,178	2,166,970	222,710	31,301
	$4,429,215	$–	$(300,000)	$(7,724)	$12,991	$4,134,482		$58,032

Health Care Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 33.2%
Johnson & Johnson	5,342	$884,208
Eli Lilly & Co.	1,818	852,606
Merck & Company, Inc.	6,320	729,265
AbbVie, Inc.	4,750	639,967
Pfizer, Inc.	15,863	581,855
Bristol-Myers Squibb Co.	7,489	478,922
Cigna Group	1,393	390,876
CVS Health Corp.	5,621	388,580
Becton Dickinson and Co.	1,419	374,630
Zoetis, Inc.	2,115	364,224
McKesson Corp.	775	331,165
AstraZeneca plc ADR	4,625	331,011
Dexcom, Inc.*	2,361	303,412
AmerisourceBergen Corp. — Class A	1,299	249,967
Cardinal Health, Inc.	2,293	216,849
Novo Nordisk A/S ADR	1,325	214,425
Novartis AG ADR	2,071	208,985
GSK plc ADR	5,725	204,039
Jazz Pharmaceuticals plc*	1,638	203,063
Teva Pharmaceutical Industries Ltd. ADR*	25,753	193,920
Alkermes plc*	6,085	190,460
Viatris, Inc.	14,898	148,682
Henry Schein, Inc.*	1,750	141,925
Neurocrine Biosciences, Inc.*	1,341	126,456
Elanco Animal Health, Inc.*	9,559	96,163
Madrigal Pharmaceuticals, Inc.*	157	36,267
Total Pharmaceuticals		8,881,922
Healthcare-Products - 30.1%
Abbott Laboratories	5,485	597,975
Thermo Fisher Scientific, Inc.	1,135	592,186
Danaher Corp.	2,230	535,200
Intuitive Surgical, Inc.*	1,401	479,058
Stryker Corp.	1,466	447,262
Boston Scientific Corp.*	7,030	380,253
Medtronic plc	4,113	362,355
Edwards Lifesciences Corp.*	3,527	332,702
IDEXX Laboratories, Inc.*	558	280,244
Zimmer Biomet Holdings, Inc.	1,635	238,056
ResMed, Inc.	1,088	237,728
West Pharmaceutical Services, Inc.	608	232,542
GE HealthCare Technologies, Inc.	2,851	231,615
Align Technology, Inc.*	634	224,208
Baxter International, Inc.	4,695	213,904
STERIS plc	916	206,082
Cooper Companies, Inc.	501	192,098
Insulet Corp.*	663	191,169
Hologic, Inc.*	2,324	188,174
Exact Sciences Corp.*	1,834	172,213
Waters Corp.*	631	168,187
Revvity, Inc.	1,380	163,930
Avantor, Inc.*	7,723	158,630
Bio-Techne Corp.	1,855	151,424
Teleflex, Inc.	587	142,072
Dentsply Sirona, Inc.	3,116	124,702
Masimo Corp.*	741	121,932
Shockwave Medical, Inc.*	402	114,735
Bruker Corp.	1,513	111,841
Repligen Corp.*	738	104,397
Lantheus Holdings, Inc.*	1,148	96,340
Natera, Inc.*	1,946	94,692
Neogen Corp.*	4,252	92,481
Inari Medical, Inc.*	1,148	66,745
Total Healthcare-Products		8,047,132
Biotechnology - 18.4%
Amgen, Inc.	2,055	456,251
Vertex Pharmaceuticals, Inc.*	1,161	408,568
Gilead Sciences, Inc.	5,292	407,854
Regeneron Pharmaceuticals, Inc.*	501	359,989
Moderna, Inc.*	2,162	262,683
Biogen, Inc.*	916	260,923
Illumina, Inc.*	1,158	217,113
Seagen, Inc.*	1,127	216,902
Horizon Therapeutics plc*	1,993	204,980
Alnylam Pharmaceuticals, Inc.*	1,064	202,096
BioNTech SE ADR*	1,766	190,604
Argenx SE ADR*	483	188,240
BioMarin Pharmaceutical, Inc.*	1,875	162,525
Royalty Pharma plc — Class A	5,149	158,280
Incyte Corp.*	2,301	143,237
United Therapeutics Corp.*	597	131,788
Sarepta Therapeutics, Inc.*	1,111	127,232
Apellis Pharmaceuticals, Inc.*	1,395	127,085
Exelixis, Inc.*	5,342	102,086
Ionis Pharmaceuticals, Inc.*	2,405	98,677
IVERIC bio, Inc.*	2,499	98,311
Halozyme Therapeutics, Inc.*	2,588	93,349
Karuna Therapeutics, Inc.*	399	86,523
Intellia Therapeutics, Inc.*	1,839	74,994
Cytokinetics, Inc.*	2,061	67,230
Mirati Therapeutics, Inc.*	1,557	56,254
Novavax, Inc.*,1	4,539	33,725
Total Biotechnology		4,937,499
Healthcare-Services - 16.0%
UnitedHealth Group, Inc.	1,828	878,610
Elevance Health, Inc.	942	418,521
HCA Healthcare, Inc.	1,140	345,967
Humana, Inc.	652	291,529
IQVIA Holdings, Inc.*	1,234	277,366
Centene Corp.*	3,777	254,759
ICON plc*	962	240,692
Laboratory Corporation of America Holdings	840	202,717
Molina Healthcare, Inc.*	595	179,238
Quest Diagnostics, Inc.	1,197	168,250
Universal Health Services, Inc. — Class B	926	146,095
Charles River Laboratories International, Inc.*	660	138,765
Tenet Healthcare Corp.*	1,521	123,779
Catalent, Inc.*	2,848	123,489
Acadia Healthcare Company, Inc.*	1,508	120,097
Medpace Holdings, Inc.*	428	102,793
HealthEquity, Inc.*	1,534	96,857
Syneos Health, Inc.*	2,076	87,483

Health Care Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Healthcare-Services - 16.0% (continued)
Teladoc Health, Inc.*	3,320	$84,063
Total Healthcare-Services		4,281,070
Electronics - 0.9%
Agilent Technologies, Inc.	2,108	253,487
Software - 0.9%
Veeva Systems, Inc. — Class A*	1,215	240,242
Total Common Stocks
(Cost $18,239,836)		26,641,352

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson
Expires 12/31/29	752	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$88,996	88,996
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	39,154	39,154
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	35,594	35,594
Total Repurchase Agreements
(Cost $163,744)		163,744

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	26,087	26,087
Total Securities Lending Collateral
(Cost $26,087)		26,087
Total Investments - 100.2%
(Cost $18,429,667)		$26,831,183
Other Assets & Liabilities, net - (0.2)%		(56,428)
Total Net Assets - 100.0%		$26,774,755

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$26,641,352	$—	$—		$26,641,352
Rights	—	—	—	*	—
Repurchase Agreements	—	163,744	—		163,744
Securities Lending Collateral	26,087	—	—		26,087
Total Assets	$26,667,439	$163,744	$—		$26,831,183

*	Security has a market value of $0.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 10.1%
Guggenheim Strategy Fund III[1]	79,841	$1,936,146
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	133,249	1,296,513
Guggenheim Strategy Fund II1	53,173	1,287,844
Total Mutual Funds
(Cost $4,578,426)		4,520,503

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 30.3%
Federal Home Loan Bank
5.07% due 07/20/23[2]	$5,000,000	4,986,621
4.80% due 07/03/23[2]	4,000,000	3,998,933
4.93% due 07/07/23[2]	2,500,000	2,497,946
4.78% due 07/14/23[2]	1,400,000	1,397,467
5.15% due 08/23/23[2]	750,000	744,314
Total Federal Agency Discount Notes
(Cost $13,625,281)		13,625,281

U.S. TREASURY BILLS†† - 28.6%
U.S. Treasury Bills
5.05% due 07/05/23[2]	5,000,000	4,998,637
4.87% due 08/10/23[2]	4,000,000	3,978,330
4.26% due 07/25/23[2]	3,000,000	2,990,833
5.11% due 07/18/23[2,3]	891,000	889,135
Total U.S. Treasury Bills
(Cost $12,853,310)		12,856,935

FEDERAL AGENCY NOTES†† - 4.4%
Federal Home Loan Bank
2.35% due 07/05/23	2,000,000	1,999,672
Total Federal Agency Notes
(Cost $1,999,388)		1,999,672

REPURCHASE AGREEMENTS††,4 - 17.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[5]	4,387,003	4,387,003
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	1,930,060	1,930,060
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	1,754,600	1,754,600
Total Repurchase Agreements
(Cost $8,071,663)		8,071,663
Total Investments - 91.3%
(Cost $41,128,068)		$41,074,054
Other Assets & Liabilities, net - 8.7%		3,919,627
Total Net Assets - 100.0%		$44,993,681

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	382	Sep 2023	$40,924,735	$(544,024)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	$36,850,000	$1,027,986	$411,849	$616,137
Goldman Sachs International	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	5,700,000	159,010	(6,522)	165,532
							$1,186,996	$405,327	$781,669

Total Return Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.47% (Federal Funds Rate + 0.40%)	At Maturity	07/27/23	16,337	$1,226,418	$9,639
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	5.52% (Federal Funds Rate + 0.45%)	At Maturity	09/21/23	1,788	164,558	1,234
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.47% (Federal Funds Rate + 0.40%)	At Maturity	09/21/23	1,222	91,751	721
							$1,482,727	$11,594

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures and credit default swap collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.

CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,520,503	$—	$—	$4,520,503
Federal Agency Discount Notes	—	13,625,281	—	13,625,281
U.S. Treasury Bills	—	12,856,935	—	12,856,935
Federal Agency Notes	—	1,999,672	—	1,999,672
Repurchase Agreements	—	8,071,663	—	8,071,663
Credit Default Swap Agreements**	—	781,669	—	781,669
Credit Index Swap Agreements**	—	11,594	—	11,594
Total Assets	$4,520,503	$37,346,814	$—	$41,867,317

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$544,024	$—	$—	$544,024

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,287,312	$–	$–	$–	$532	$1,287,844	53,173	$17,497
Guggenheim Strategy Fund III	1,936,146	–	–	–	–	1,936,146	79,841	25,805
Guggenheim Ultra Short Duration Fund — Institutional Class	1,293,848	–	–	–	2,665	1,296,513	133,249	17,304
	$4,517,306	$–	$–	$–	$3,197	$4,520,503		$60,606

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Internet - 56.4%
Alphabet, Inc. — Class A*	8,333	$997,460
Amazon.com, Inc.*	7,132	929,728
Meta Platforms, Inc. — Class A*	2,555	733,234
Netflix, Inc.*	960	422,870
Uber Technologies, Inc.*	6,399	276,245
Airbnb, Inc. — Class A*	2,020	258,883
Booking Holdings, Inc.*	94	253,831
Alibaba Group Holding Ltd. ADR*	2,623	218,627
Shopify, Inc. — Class A*	2,667	172,288
DoorDash, Inc. — Class A*	1,957	149,554
Baidu, Inc. ADR*	1,065	145,809
eBay, Inc.	3,160	141,220
JD.com, Inc. ADR	4,094	139,728
Pinterest, Inc. — Class A*	4,927	134,704
VeriSign, Inc.*	591	133,548
Spotify Technology S.A.*	784	125,871
Trip.com Group Ltd. ADR*	3,497	122,395
Expedia Group, Inc.*	1,087	118,907
Snap, Inc. — Class A*	10,040	118,874
MercadoLibre, Inc.*	98	116,091
Sea Ltd. ADR*	1,938	112,482
Chewy, Inc. — Class A*	2,842	112,174
Wix.com Ltd.*	1,408	110,162
Match Group, Inc.*	2,470	103,370
Bilibili, Inc. ADR*,1	6,778	102,348
GoDaddy, Inc. — Class A*	1,348	101,275
Zillow Group, Inc. — Class C*	1,991	100,068
Okta, Inc.*	1,376	95,426
Etsy, Inc.*	1,097	92,817
F5, Inc.*	594	86,878
Roku, Inc.*	1,322	84,555
Wayfair, Inc. — Class A*	1,287	83,668
IAC, Inc.*	1,090	68,452
Ziff Davis, Inc.*	770	53,946
Lyft, Inc. — Class A*	5,120	49,101
Bumble, Inc. — Class A*	2,635	44,215
Overstock.com, Inc.*	1,335	43,481
TripAdvisor, Inc.*	2,401	39,592
Total Internet		7,193,877
Software - 27.5%
Adobe, Inc.*	945	462,096
Salesforce, Inc.*	1,952	412,379
Activision Blizzard, Inc.*	2,805	236,461
Workday, Inc. — Class A*	1,030	232,667
Snowflake, Inc. — Class A*	1,157	203,609
Electronic Arts, Inc.	1,347	174,706
Veeva Systems, Inc. — Class A*	852	168,466
MongoDB, Inc.*	393	161,519
Datadog, Inc. — Class A*	1,600	157,408
Take-Two Interactive Software, Inc.*	1,041	153,194
Cloudflare, Inc. — Class A*	2,036	133,093
Zoom Video Communications, Inc. — Class A*	1,866	126,664
ROBLOX Corp. — Class A*	2,958	119,207
NetEase, Inc. ADR	1,201	116,125
Akamai Technologies, Inc.*	1,191	107,035
Twilio, Inc. — Class A*	1,565	99,565
Dropbox, Inc. — Class A*	3,485	92,945
DocuSign, Inc.*	1,706	87,160
ZoomInfo Technologies, Inc. — Class A*	3,389	86,047
Nutanix, Inc. — Class A*	2,609	73,182
Smartsheet, Inc. — Class A*	1,669	63,856
DigitalOcean Holdings, Inc.*	1,057	42,428
Total Software		3,509,812
Telecommunications - 9.7%
Cisco Systems, Inc.	8,037	415,835
Motorola Solutions, Inc.	719	210,868
Arista Networks, Inc.*	1,114	180,535
Telefonaktiebolaget LM Ericsson ADR	18,537	101,027
Juniper Networks, Inc.	3,027	94,836
Nokia Oyj ADR	18,802	78,216
Ciena Corp.*	1,715	72,870
Viavi Solutions, Inc.*	4,404	49,897
CommScope Holding Company, Inc.*	4,907	27,627
Total Telecommunications		1,231,711
Commercial Services - 4.2%
PayPal Holdings, Inc.*	3,862	257,711
CoStar Group, Inc.*	2,070	184,230
Paylocity Holding Corp.*	364	67,169
Chegg, Inc.*	3,088	27,422
Total Commercial Services		536,532
Entertainment - 0.8%
DraftKings, Inc. — Class A*	3,673	97,592
Computers - 0.5%
Lumentum Holdings, Inc.*	1,062	60,247
Healthcare-Services - 0.5%
Teladoc Health, Inc.*	2,330	58,995
Total Common Stocks
(Cost $7,918,200)		12,688,766

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$42,768	42,768
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	18,816	18,816
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	17,105	17,105
Total Repurchase Agreements
(Cost $78,689)		78,689

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	77,516	$77,516
Total Securities Lending Collateral
(Cost $77,516)		77,516
Total Investments - 100.8%
(Cost $8,074,405)		$12,844,971
Other Assets & Liabilities, net - (0.8)%		(101,304)
Total Net Assets - 100.0%		$12,743,667

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,688,766	$—	$—	$12,688,766
Repurchase Agreements	—	78,689	—	78,689
Securities Lending Collateral	77,516	—	—	77,516
Total Assets	$12,766,282	$78,689	$—	$12,844,971

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 92.4%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	$326,266	$326,266
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	143,541	143,541
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	130,491	130,491
Total Repurchase Agreements
(Cost $600,298)		600,298
Total Investments - 92.4%
(Cost $600,298)		$600,298
Other Assets & Liabilities, net - 7.6%		49,539
Total Net Assets - 100.0%		$649,837

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P Emerging 50 ADR Index	Receive	4.32% (Federal Funds Rate - 0.75%)	At Maturity	09/21/23	345	$890,074	$12,086
BNP Paribas	S&P Emerging 50 ADR Index	Receive	4.87% (Federal Funds Rate - 0.20%)	At Maturity	09/21/23	155	399,533	6,413
							$1,289,607	$18,499

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.

ADR – American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$600,298	$—	$600,298
Equity Index Swap Agreements**	—	18,499	—	18,499
Total Assets	$—	$618,797	$—	$618,797

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 22.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	528,512	$5,142,420
Guggenheim Strategy Fund II1	210,588	5,100,439
Total Mutual Funds
(Cost $10,470,929)		10,242,859

	Face Amount
U.S. TREASURY BILLS†† - 22.8%
U.S. Treasury Bills
5.05% due 07/05/23[2]	$10,000,000	9,997,274
5.11% due 07/18/23[2,3]	277,000	276,420
Total U.S. Treasury Bills
(Cost $10,270,709)		10,273,694

FEDERAL AGENCY NOTES†† - 17.7%
Farmer Mac
5.12% (SOFR + 0.06%, Rate Floor: 0.00%) due 09/15/23◊	4,000,000	4,000,104
Federal Home Loan Bank
5.15% (SOFR + 0.09%, Rate Floor: 0.00%) due 07/03/23◊	4,000,000	4,000,012
Total Federal Agency Notes
(Cost $8,000,000)		8,000,116

FEDERAL AGENCY DISCOUNT NOTES†† - 11.1%
Federal Home Loan Bank
5.07% due 07/20/23[2]	5,000,000	4,986,621
Total Federal Agency Discount Notes
(Cost $4,986,620)		4,986,621

REPURCHASE AGREEMENTS††, - 65.5%
Individual Repurchase Agreements[5] Mizuho Securities USA LLC issued 06/30/23 at 4.90% due 07/03/23 (secured by a U.S. Treasury Bond, at a rate of 3.63% and maturing 05/15/53 as collateral, with a value of $22,912,500) to be repurchased at $22,472,407	22,463,235	22,463,235
Barclays Capital, Inc. issued 06/30/23 at 4.75% due 07/03/23 (secured by a U.S. Treasury Bond, at a rate of 3.63% and maturing 05/15/53 as collateral, with a value of $4,768,500) to be repurchased at $4,676,851	4,675,000	4,675,000
Joint Repurchase Agreements[4] J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	1,306,626	1,306,626
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	574,850	574,850
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	522,590	522,590
Total Repurchase Agreements
(Cost $29,542,301)		29,542,301
Total Investments - 139.8%
(Cost $63,270,559)		$63,045,591

U.S. Government Securities Sold Short†† - (78.9)%
U.S. Treasury Bonds
3.63% due 05/15/53	37,000,000	(35,572,031)
Total Securities Sold Short - (78.9)%
(Proceeds $35,520,107)		$(35,572,031)
Other Assets & Liabilities, net - 39.1%		17,614,194
Total Net Assets - 100.0%		$45,087,754

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	75	Sep 2023	$10,244,531	$(64,210)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as short security collateral at June 30, 2023.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,242,859	$—	$—	$10,242,859
U.S. Treasury Bills	—	10,273,694	—	10,273,694
Federal Agency Notes	—	8,000,116	—	8,000,116
Federal Agency Discount Notes	—	4,986,621	—	4,986,621
Repurchase Agreements	—	29,542,301	—	29,542,301
Total Assets	$10,242,859	$52,802,732	$—	$63,045,591

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$35,572,031	$—	$35,572,031
Interest Rate Futures Contracts**	64,210	—	—	64,210
Total Liabilities	$64,210	$35,572,031	$—	$35,636,241

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,098,333	$–	$–	$–	$2,106	$5,100,439	210,588	$69,296
Guggenheim Ultra Short Duration Fund — Institutional Class	5,131,850	–	–	–	10,570	5,142,420	528,512	68,632
	$10,230,183	$–	$–	$–	$12,676	$10,242,859		$137,928

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 11.2%
Guggenheim Strategy Fund II1	29,310	$709,877
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	37,683	366,657
Total Mutual Funds
(Cost $1,096,686)		1,076,534

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 33.4%
Federal Home Loan Bank
4.93% due 07/07/23[2]	$1,900,000	1,898,439
4.90% due 07/03/23[2]	600,000	599,836
Freddie Mac
4.90% due 07/05/23[2]	700,000	699,619
Total Federal Agency Discount Notes
(Cost $3,197,895)		3,197,894

U.S. TREASURY BILLS†† - 23.9%
U.S. Treasury Bills
4.26% due 07/25/23[2]	2,000,000	1,993,889
5.11% due 07/18/23[2,3]	290,000	289,393
Total U.S. Treasury Bills
(Cost $2,282,601)		2,283,282

REPURCHASE AGREEMENTS††,4 - 26.3%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	1,367,631	1,367,631
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	601,689	601,689
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	546,990	546,990
Total Repurchase Agreements
(Cost $2,516,310)		2,516,310
Total Investments - 94.8%
(Cost $9,093,492)		$9,074,020
Other Assets & Liabilities, net - 5.2%		500,726
Total Net Assets - 100.0%		$9,574,746

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	85	Sep 2023	$9,106,289	$162,622

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	$9,500,000	$(265,017)	$(94,832)	$(170,185)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 4.

CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,076,534	$—	$—	$1,076,534
Federal Agency Discount Notes	—	3,197,894	—	3,197,894
U.S. Treasury Bills	—	2,283,282	—	2,283,282
Repurchase Agreements	—	2,516,310	—	2,516,310
Interest Rate Futures Contracts**	162,622	—	—	162,622
Total Assets	$1,239,156	$7,997,486	$—	$9,236,642

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$170,185	$—	$170,185

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$709,584	$–	$–	$–	$293	$709,877	29,310	$9,645
Guggenheim Ultra Short Duration Fund — Institutional Class	365,903	–	–	–	754	366,657	37,683	4,893
	$1,075,487	$–	$–	$–	$1,047	$1,076,534		$14,538

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 2.6%
Guggenheim Strategy Fund II1	2,020	$48,924
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,630	45,051
Total Mutual Funds
(Cost $95,671)		93,975

	Face Amount
U.S. TREASURY BILLS†† - 5.4%
U.S. Treasury Bills
5.00% due 08/03/23[2,3]	$100,000	99,559
5.05% due 08/03/23[2,3]	50,000	49,780
5.10% due 08/03/23[2,3]	50,000	49,780
Total U.S. Treasury Bills
(Cost $199,077)		199,119

REPURCHASE AGREEMENTS††,4 - 94.5%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	1,872,910	1,872,910
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	823,986	823,986
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	749,078	749,078
Total Repurchase Agreements
(Cost $3,445,974)		3,445,974
Total Investments - 102.5%
(Cost $3,740,722)		$3,739,068
Other Assets & Liabilities, net - (2.5)%		(91,853)
Total Net Assets - 100.0%		$3,647,215

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P MidCap 400 Index	Receive	5.12% (Federal Funds Rate + 0.05%)	At Maturity	09/21/23	45	$118,899	$(2,130)
Goldman Sachs International	S&P MidCap 400 Index	Receive	5.02% (Federal Funds Rate - 0.05%)	At Maturity	09/21/23	435	1,140,786	(20,450)
Barclays Bank plc	S&P MidCap 400 Index	Receive	5.26% (SOFR + 0.20%)	At Maturity	09/20/23	911	2,388,026	(79,748)
							$3,647,711	$(102,328)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$93,975	$—	$—	$93,975
U.S. Treasury Bills	—	199,119	—	199,119
Repurchase Agreements	—	3,445,974	—	3,445,974
Total Assets	$93,975	$3,645,093	$—	$3,739,068

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$102,328	$—	$102,328

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$48,904	$–	$–	$–	$20	$48,924	2,020	$665
Guggenheim Ultra Short Duration Fund — Institutional Class	44,958	–	–	–	93	45,051	4,630	601
	$93,862	$–	$–	$–	$113	$93,975		$1,266

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 9.5%
Guggenheim Strategy Fund II1	49,399	$1,196,452
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	848,151
Total Mutual Funds
(Cost $2,033,556)		2,044,603

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 47.5%
Federal Home Loan Bank
5.07% due 07/20/23[2]	$5,000,000	4,986,621
5.27% due 09/22/23[2]	2,714,000	2,682,835
4.93% due 07/07/23[2]	2,500,000	2,497,946
Total Federal Agency Discount Notes
(Cost $10,165,591)		10,167,402

U.S. TREASURY BILLS†† - 31.5%
U.S. Treasury Bills
5.05% due 07/05/23[2]	2,500,000	2,499,319
5.00% due 08/03/23[2,3]	2,230,000	2,289,872
5.05% due 08/03/23[2,3]	750,000	746,697
5.01% due 08/03/23[2,3]	600,000	597,358
5.10% due 08/03/23[2,3]	500,000	497,798
5.05% due 08/03/23[2,3]	100,000	99,560
5.11% due 07/18/23[2,4]	18,000	17,962
Total U.S. Treasury Bills
(Cost $6,746,986)		6,748,566

REPURCHASE AGREEMENTS††,5 - 13.8%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[3]	1,601,678	1,601,678
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	704,657	704,657
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	640,598	640,598
Total Repurchase Agreements
(Cost $2,946,933)		2,946,933
Total Investments - 102.3%
(Cost $21,893,066)		$21,907,504
Other Assets & Liabilities, net - (2.3)%		(485,886)
Total Net Assets - 100.0%		$21,421,618

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2023	$306,625	$(11,873)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	5.37% (Federal Funds Rate + 0.30%)	At Maturity	09/21/23	272	$4,122,883	$(63,365)
BNP Paribas	NASDAQ-100 Index	Receive	5.32% (Federal Funds Rate + 0.25%)	At Maturity	09/21/23	349	5,301,011	(81,486)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.41% (SOFR + 0.35%)	At Maturity	09/20/23	768	11,663,186	(376,640)
							$21,087,080	$(521,491)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[5]	Repurchase Agreements — See Note 4.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,044,603	$—	$—	$2,044,603
Federal Agency Discount Notes	—	10,167,402	—	10,167,402
U.S. Treasury Bills	—	6,748,566	—	6,748,566
Repurchase Agreements	—	2,946,933	—	2,946,933
Total Assets	$2,044,603	$19,862,901	$—	$21,907,504

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$11,873	$—	$—	$11,873
Equity Index Swap Agreements**	—	521,491	—	521,491
Total Liabilities	$11,873	$521,491	$—	$533,364

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,195,958	$–	$–	$–	$494	$1,196,452	49,399	$16,255
Guggenheim Ultra Short Duration Fund — Institutional Class	846,408	–	–	–	1,743	848,151	87,169	11,320
	$2,042,366	$–	$–	$–	$2,237	$2,044,603		$27,575

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 37.1%
Guggenheim Strategy Fund II1	39,100	$947,008
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	97,310	946,826
Total Mutual Funds
(Cost $1,914,221)		1,893,834

	Face Amount
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
5.00% due 08/03/23[2,3]	$50,000	49,780
Total U.S. Treasury Bills
(Cost $49,771)		49,780

REPURCHASE AGREEMENTS††,4 - 65.8%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	1,826,086	1,826,086
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	803,386	803,386
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	730,351	730,351
Total Repurchase Agreements
(Cost $3,359,823)		3,359,823
Total Investments - 103.8%
(Cost $5,323,815)		$5,303,437
Other Assets & Liabilities, net - (3.8)%		(196,045)
Total Net Assets - 100.0%		$5,107,392

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	6	Sep 2023	$570,930	$(10,042)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	Receive	4.87% (Federal Funds Rate - 0.20%)	At Maturity	09/21/23	433	$818,552	$(16,818)
Barclays Bank plc	Russell 2000 Index	Receive	4.56% (SOFR - 0.50%)	At Maturity	09/20/23	571	1,077,767	(37,361)
Goldman Sachs International	Russell 2000 Index	Receive	4.92% (Federal Funds Rate - 0.15%)	At Maturity	09/21/23	1,403	2,650,108	(54,447)
							$4,546,427	$(108,626)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,893,834	$—	$—	$1,893,834
U.S. Treasury Bills	—	49,780	—	49,780
Repurchase Agreements	—	3,359,823	—	3,359,823
Total Assets	$1,893,834	$3,409,603	$—	$5,303,437

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$10,042	$—	$—	$10,042
Equity Index Swap Agreements**	—	108,626	—	108,626
Total Liabilities	$10,042	$108,626	$—	$118,668

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$946,618	$—	$—	$—	$390	$947,008	39,100	$12,866
Guggenheim Ultra Short Duration Fund — Institutional Class	944,879	—	—	—	1,947	946,826	97,310	12,637
	$1,891,497	$—	$—	$—	$2,337	$1,893,834		$25,503

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 20.7%
Guggenheim Strategy Fund II1	262,625	$6,360,780
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,154,615
Total Mutual Funds
(Cost $10,738,043)		10,515,395

	Face Amount
U.S. TREASURY BILLS†† - 34.8%
U.S. Treasury Bills
5.02% due 08/03/23[2,3]	$5,000,000	4,977,983
4.87% due 08/10/23[3]	5,000,000	4,972,912
5.11% due 09/21/23[3]	5,000,000	4,942,650
5.00% due 08/03/23[2,3]	2,300,000	2,289,872
5.11% due 07/18/23[3,4]	443,000	442,073
Total U.S. Treasury Bills
(Cost $17,621,139)		17,625,490

FEDERAL AGENCY DISCOUNT NOTES†† - 18.5%
Federal Home Loan Bank
4.73% due 07/14/23[3]	5,400,000	5,390,211
4.90% due 07/05/23[3]	4,000,000	3,997,822
Total Federal Agency Discount Notes
(Cost $9,388,033)		9,388,033

FEDERAL AGENCY NOTES†† - 16.4%
Federal Home Loan Bank
5.15% (SOFR + 0.09%, Rate Floor: 0.00%) due 07/03/23◊	5,000,000	5,000,015
5.18% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	3,300,000	3,300,406
Total Federal Agency Notes
(Cost $8,300,000)		8,300,421

REPURCHASE AGREEMENTS††,5 - 10.4%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	2,872,663	2,872,663
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	1,263,827	1,263,827
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	1,148,934	1,148,934
Total Repurchase Agreements
(Cost $5,285,424)		5,285,424
Total Investments - 100.8%
(Cost $51,332,639)		$51,114,763
Other Assets & Liabilities, net - (0.8)%		(383,939)
Total Net Assets - 100.0%		$50,730,824

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	82	Sep 2023	$18,394,650	$(115,209)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	5.27% (Federal Funds Rate + 0.20%)	At Maturity	09/21/23	1,309	$5,826,687	$(94,226)
Barclays Bank plc	S&P 500 Index	Receive	5.36% (SOFR + 0.30%)	At Maturity	09/20/23	1,261	5,611,829	(153,284)
Goldman Sachs International	S&P 500 Index	Receive	5.37% (Federal Funds Rate + 0.30%)	At Maturity	09/21/23	4,690	20,873,893	(337,566)
							$32,312,409	$(585,076)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,515,395	$—	$—	$10,515,395
U.S. Treasury Bills	—	17,625,490	—	17,625,490
Federal Agency Discount Notes	—	9,388,033	—	9,388,033
Federal Agency Notes	—	8,300,421	—	8,300,421
Repurchase Agreements	—	5,285,424	—	5,285,424
Total Assets	$10,515,395	$40,599,368	$—	$51,114,763

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$115,209	$—	$—	$115,209
Equity Index Swap Agreements**	—	585,076	—	585,076
Total Liabilities	$115,209	$585,076	$—	$700,285

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,358,154	$–	$–	$–	$2,626	$6,360,780	262,625	$86,420
Guggenheim Ultra Short Duration Fund — Institutional Class	$4,146,075	$–	$–	$–	$8,540	$4,154,615	426,990	$55,448
	$10,504,229	$–	$–	$–	$11,166	$10,515,395		$141,868

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 34.1%
U.S. Treasury Bills
5.11% due 07/18/23[1,2]	$644,000	$642,652
Total U.S. Treasury Bills
(Cost $642,419)		642,652

REPURCHASE AGREEMENTS††,3 - 64.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	664,164	664,164
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	292,198	292,198
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	265,635	265,635
Total Repurchase Agreements
(Cost $1,221,997)		1,221,997
Total Investments - 99.0%
(Cost $1,864,416)		$1,864,649
Other Assets & Liabilities, net - 1.0%		19,141
Total Net Assets - 100.0%		$1,883,790

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	23	Sep 2023	$3,851,925	$146,373

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	43	Sep 2023	3,769,756	(134,439)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$642,652	$—	$642,652
Repurchase Agreements	—	1,221,997	—	1,221,997
Equity Futures Contracts**	146,373	—	—	146,373
Total Assets	$146,373	$1,864,649	$—	$2,011,022

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$134,439	$—	$—	$134,439

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.3%
Retail - 19.1%
McDonald's Corp.	1,689	$504,015
Starbucks Corp.	3,589	355,526
Chipotle Mexican Grill, Inc. — Class A*	123	263,097
Yum! Brands, Inc.	1,535	212,674
Darden Restaurants, Inc.	907	151,542
Domino's Pizza, Inc.	360	121,316
Restaurant Brands International, Inc.	1,554	120,466
Yum China Holdings, Inc.	1,960	110,740
Texas Roadhouse, Inc. — Class A	818	91,845
Wingstop, Inc.	410	82,066
Wendy's Co.	2,931	63,749
Shake Shack, Inc. — Class A*	801	62,254
Papa John's International, Inc.	695	51,312
Bloomin' Brands, Inc.	1,896	50,983
Cracker Barrel Old Country Store, Inc.	501	46,683
Dave & Buster's Entertainment, Inc.*	998	44,471
Cheesecake Factory, Inc.	1,254	43,363
Total Retail		2,376,102
Internet - 16.2%
Netflix, Inc.*	1,096	482,777
Booking Holdings, Inc.*	116	313,238
Airbnb, Inc. — Class A*	2,306	295,537
DoorDash, Inc. — Class A*	2,232	170,569
Spotify Technology S.A.*	876	140,642
Trip.com Group Ltd. ADR*	3,977	139,195
Expedia Group, Inc.*	1,240	135,643
Sea Ltd. ADR*	2,195	127,398
Bilibili, Inc. ADR*,1	7,427	112,148
Roku, Inc.*	1,509	96,516
Total Internet		2,013,663
Media - 15.9%
Comcast Corp. — Class A	10,741	446,289
Walt Disney Co.*	4,696	419,259
Charter Communications, Inc. — Class A*	609	223,728
Warner Bros Discovery, Inc.*	13,039	163,509
Fox Corp. — Class A	4,045	137,530
Liberty Broadband Corp. — Class C*	1,410	112,955
News Corp. — Class A	5,775	112,612
World Wrestling Entertainment, Inc. — Class A	913	99,033
Paramount Global — Class B	5,428	86,359
Nexstar Media Group, Inc. — Class A	470	78,279
DISH Network Corp. — Class A*	8,215	54,137
Sirius XM Holdings, Inc.[1]	10,166	46,052
Total Media		1,979,742
Lodging - 9.3%
Marriott International, Inc. — Class A	1,282	235,490
Hilton Worldwide Holdings, Inc.	1,423	207,118
Las Vegas Sands Corp.*	2,549	147,842
MGM Resorts International	2,812	123,503
Hyatt Hotels Corp. — Class A	987	113,090
Wynn Resorts Ltd.	1,026	108,356
Wyndham Hotels & Resorts, Inc.	1,133	77,690
Boyd Gaming Corp.	1,086	75,336
Choice Hotels International, Inc.	530	62,286
Total Lodging		1,150,711
Entertainment - 8.7%
Live Nation Entertainment, Inc.*	1,447	131,836
Warner Music Group Corp. — Class A	4,496	117,301
Caesars Entertainment, Inc.*	2,191	111,675
DraftKings, Inc. — Class A*	4,191	111,355
Vail Resorts, Inc.	418	105,236
Churchill Downs, Inc.	731	101,733
Light & Wonder, Inc. — Class A*	1,213	83,406
Marriott Vacations Worldwide Corp.	519	63,692
Penn Entertainment, Inc.*	2,570	61,757
AMC Entertainment Holdings, Inc. — Class A*,1	13,343	58,709
SeaWorld Entertainment, Inc.*	829	46,432
Six Flags Entertainment Corp.*	1,706	44,322
Cinemark Holdings, Inc.*	2,545	41,992
Total Entertainment		1,079,446
Leisure Time - 7.7%
Carnival Corp.*	9,746	183,517
Norwegian Cruise Line Holdings Ltd.*	7,816	170,154
Royal Caribbean Cruises Ltd.*	1,638	169,926
Polaris, Inc.	714	86,344
Brunswick Corp.	964	83,521
Planet Fitness, Inc. — Class A*	1,206	81,333
Harley-Davidson, Inc.	2,039	71,793
YETI Holdings, Inc.*	1,605	62,338
Peloton Interactive, Inc. — Class A*	6,879	52,900
Total Leisure Time		961,826
Software - 7.3%
Activision Blizzard, Inc.*	3,201	269,844
Electronic Arts, Inc.	1,538	199,479
Take-Two Interactive Software, Inc.*	1,188	174,826
ROBLOX Corp. — Class A*	3,376	136,053
NetEase, Inc. ADR	1,323	127,921
Total Software		908,123
Agriculture - 6.8%
Philip Morris International, Inc.	4,356	425,233
Altria Group, Inc.	6,659	301,652
British American Tobacco plc ADR	3,589	119,155
Total Agriculture		846,040
Beverages - 5.7%
Constellation Brands, Inc. — Class A	863	212,410
Brown-Forman Corp. — Class B	2,867	191,458
Molson Coors Beverage Co. — Class B	1,836	120,882
Anheuser-Busch InBev S.A. ADR[1]	2,108	119,566

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Beverages - 5.7% (continued)
Ambev S.A. ADR	20,317	$64,608
Total Beverages		708,924
Toys, Games & Hobbies - 1.5%
Hasbro, Inc.	1,533	99,293
Mattel, Inc.*	4,558	89,063
Total Toys, Games & Hobbies		188,356
Food Service - 0.9%
Aramark	2,531	108,960
Commercial Services - 0.2%
Sabre Corp.*	6,957	22,193
Total Common Stocks
(Cost $8,527,197)		12,344,086

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$12,890	12,890
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	5,671	5,671
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	5,155	5,155
Total Repurchase Agreements
(Cost $23,716)		23,716

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund – Class X, 5.01%[4]	163,155	163,155
Total Securities Lending Collateral
(Cost $163,155)		163,155
Total Investments - 100.8%
(Cost $8,714,068)		$12,530,957
Other Assets & Liabilities, net - (0.8)%		(100,852)
Total Net Assets - 100.0%		$12,430,105

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,344,086	$—	$—	$12,344,086
Repurchase Agreements	—	23,716	—	23,716
Securities Lending Collateral	163,155	—	—	163,155
Total Assets	$12,507,241	$23,716	$—	$12,530,957

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 90.1%
Consumer, Non-cyclical - 19.4%
Procter & Gamble Co.	954	$144,760
Merck & Company, Inc.	1,199	138,353
Abbott Laboratories	1,242	135,403
Amgen, Inc.	564	125,219
Johnson & Johnson	755	124,968
Quest Diagnostics, Inc.	869	122,147
Bristol-Myers Squibb Co.	1,906	121,889
Kimberly-Clark Corp.	877	121,078
Viatris, Inc.	11,670	116,467
Hershey Co.	460	114,862
H&R Block, Inc.	3,079	98,128
Incyte Corp.*	1,518	94,495
Becton Dickinson and Co.	327	86,331
Campbell Soup Co.	1,831	83,695
J M Smucker Co.	554	81,809
Gilead Sciences, Inc.	998	76,916
John B Sanfilippo & Son, Inc.	595	69,776
United Therapeutics Corp.*	310	68,433
Perdoceo Education Corp.*	5,506	67,558
Innoviva, Inc.*	5,156	65,636
Royalty Pharma plc — Class A	2,130	65,476
Vector Group Ltd.	4,816	61,693
Vertex Pharmaceuticals, Inc.*	151	53,138
Edwards Lifesciences Corp.*	553	52,164
Humana, Inc.	116	51,867
USANA Health Sciences, Inc.*	821	51,756
Premier, Inc. — Class A	1,763	48,764
Exelixis, Inc.*	2,529	48,329
Neurocrine Biosciences, Inc.*	478	45,075
Hackett Group, Inc.	2,008	44,879
Cardinal Health, Inc.	458	43,313
Quanex Building Products Corp.	1,574	42,262
Dynavax Technologies Corp.*	3,118	40,285
AMN Healthcare Services, Inc.*	368	40,156
Grand Canyon Education, Inc.*	380	39,220
Pfizer, Inc.	981	35,983
QIAGEN N.V.*	796	35,844
Perrigo Company plc	1,042	35,376
Molina Healthcare, Inc.*	101	30,425
Supernus Pharmaceuticals, Inc.*	972	29,218
Prestige Consumer Healthcare, Inc.*	435	25,852
Moderna, Inc.*	205	24,908
Eagle Pharmaceuticals, Inc.*	1,267	24,630
Dexcom, Inc.*	186	23,903
Vir Biotechnology, Inc.*	943	23,132
Total Consumer, Non-cyclical		3,075,571
Industrial - 17.6%
ITT, Inc.	1,430	133,290
Fortive Corp.	1,771	132,418
Snap-on, Inc.	455	131,126
Dover Corp.	854	126,093
3M Co.	1,212	121,309
Landstar System, Inc.	625	120,337
Donaldson Company, Inc.	1,785	111,580
Builders FirstSource, Inc.*	753	102,408
Standex International Corp.	721	102,000
Eagle Materials, Inc.	540	100,667
UFP Industries, Inc.	1,001	97,147
Textron, Inc.	1,378	93,194
Mueller Industries, Inc.	1,049	91,557
Boise Cascade Co.	968	87,459
Jabil, Inc.	773	83,430
Nordson Corp.	331	82,148
Curtiss-Wright Corp.	442	81,178
Teledyne Technologies, Inc.*	197	80,989
Armstrong World Industries, Inc.	1,051	77,206
Toro Co.	733	74,509
Acuity Brands, Inc.	430	70,124
Vishay Intertechnology, Inc.	2,331	68,531
Louisiana-Pacific Corp.	897	67,257
Sturm Ruger & Company, Inc.	1,137	60,216
Masco Corp.	961	55,142
Golar LNG Ltd.	2,646	53,370
Expeditors International of Washington, Inc.	437	52,934
Simpson Manufacturing Company, Inc.	377	52,215
Keysight Technologies, Inc.*	300	50,235
Garmin Ltd.	377	39,317
Scorpio Tankers, Inc.	723	34,147
Ardmore Shipping Corp.	2,694	33,271
Advanced Energy Industries, Inc.	279	31,095
International Seaways, Inc.	804	30,745
GrafTech International Ltd.	5,185	26,132
Lindsay Corp.	196	23,391
Total Industrial		2,778,167
Consumer, Cyclical - 11.2%
Yum! Brands, Inc.	889	123,171
MSC Industrial Direct Company, Inc. — Class A	1,262	120,243
Gentex Corp.	3,762	110,076
Dolby Laboratories, Inc. — Class A	1,305	109,202
PulteGroup, Inc.	1,366	106,111
Lowe's Companies, Inc.	459	103,596
Tri Pointe Homes, Inc.*	3,062	100,617
Allison Transmission Holdings, Inc.	1,602	90,449
MDC Holdings, Inc.	1,882	88,021
Brunswick Corp.	988	85,600
DR Horton, Inc.	690	83,966
Patrick Industries, Inc.	839	67,120
Boyd Gaming Corp.	965	66,942
PetMed Express, Inc.	4,356	60,069
Starbucks Corp.	528	52,304
Taylor Morrison Home Corp. — Class A*	1,005	49,014
Meritage Homes Corp.	321	45,669
NVR, Inc.*	7	44,454
NIKE, Inc. — Class B	393	43,375
Monarch Casino & Resort, Inc.	608	42,834
Buckle, Inc.	1,215	42,039
Home Depot, Inc.	132	41,005
Cavco Industries, Inc.*	132	38,940
Green Brick Partners, Inc.*	458	26,015
Academy Sports & Outdoors, Inc.	474	25,620
Total Consumer, Cyclical		1,766,452

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 90.1% (continued)
Technology - 11.0%
Apple, Inc.	1,341	$260,114
Microsoft Corp.	676	230,205
NetApp, Inc.	1,453	111,009
Applied Materials, Inc.	738	106,671
KLA Corp.	193	93,609
Kulicke & Soffa Industries, Inc.	1,419	84,360
Dropbox, Inc. — Class A*	2,988	79,690
Electronic Arts, Inc.	595	77,172
Akamai Technologies, Inc.*	736	66,144
Cognizant Technology Solutions Corp. — Class A	1,012	66,063
Concentrix Corp.	810	65,407
NetScout Systems, Inc.*	2,071	64,098
Teradyne, Inc.	531	59,116
Diodes, Inc.*	605	55,956
Photronics, Inc.*	1,509	38,917
Veradigm, Inc.*	2,425	30,555
Microchip Technology, Inc.	330	29,565
Autodesk, Inc.*	144	29,464
NXP Semiconductor N.V.	140	28,655
Manhattan Associates, Inc.*	141	28,183
Qualys, Inc.*	211	27,255
Teradata Corp.*	509	27,186
Power Integrations, Inc.	269	25,466
NVIDIA Corp.	60	25,381
QUALCOMM, Inc.	205	24,403
Total Technology		1,734,644
Financial - 9.7%
Weyerhaeuser Co. REIT	4,092	137,123
Essent Group Ltd.	2,575	120,510
SEI Investments Co.	2,019	120,373
MGIC Investment Corp.	7,608	120,130
SouthState Corp.	1,772	116,598
Equity Commonwealth REIT	5,698	115,441
Preferred Bank/Los Angeles CA	2,068	113,719
Radian Group, Inc.	3,008	76,042
Evercore, Inc. — Class A	593	73,289
Mr Cooper Group, Inc.*	1,234	62,490
NMI Holdings, Inc. — Class A*	2,316	59,799
Lazard Ltd. — Class A	1,505	48,160
Brightsphere Investment Group, Inc.	1,922	40,266
Southside Bancshares, Inc.	1,428	37,357
S&T Bancorp, Inc.	1,323	35,973
Renasant Corp.	1,318	34,439
Marcus & Millichap, Inc.	1,065	33,558
FB Financial Corp.	1,104	30,967
Discover Financial Services	250	29,212
Hilltop Holdings, Inc.	881	27,716
International Bancshares Corp.	565	24,973
Travelers Companies, Inc.	134	23,270
Allstate Corp.	212	23,117
BOK Financial Corp.	286	23,103
Total Financial		1,527,625
Communications - 7.1%
Cisco Systems, Inc.	2,596	134,317
Omnicom Group, Inc.	1,288	122,553
VeriSign, Inc.*	524	118,408
Alphabet, Inc. — Class C*	905	109,478
Yelp, Inc. — Class A*	2,127	77,444
Motorola Solutions, Inc.	238	69,801
Meta Platforms, Inc. — Class A*	210	60,266
Nexstar Media Group, Inc. — Class A	344	57,293
A10 Networks, Inc.	3,774	55,063
Verizon Communications, Inc.	1,405	52,252
T-Mobile US, Inc.*	335	46,531
InterDigital, Inc.	384	37,075
Booking Holdings, Inc.*	13	35,104
Extreme Networks, Inc.*	1,213	31,599
Gen Digital, Inc.	1,594	29,569
eBay, Inc.	643	28,736
Ziff Davis, Inc.*	405	28,374
Amazon.com, Inc.*	186	24,247
Total Communications		1,118,110
Utilities - 6.6%
Atmos Energy Corp.	1,024	119,132
Ameren Corp.	1,446	118,095
OGE Energy Corp.	3,283	117,893
MGE Energy, Inc.	1,471	116,371
Consolidated Edison, Inc.	1,281	115,802
Black Hills Corp.	1,889	113,831
ONE Gas, Inc.	1,446	111,068
National Fuel Gas Co.	1,739	89,315
Clearway Energy, Inc. — Class C	2,642	75,455
Chesapeake Utilities Corp.	629	74,851
Total Utilities		1,051,813
Energy - 5.5%
Exxon Mobil Corp.	1,378	147,791
Marathon Petroleum Corp.	1,110	129,426
Valero Energy Corp.	937	109,910
Chevron Corp.	477	75,056
Phillips 66	772	73,633
Cheniere Energy, Inc.	437	66,581
Occidental Petroleum Corp.	751	44,159
Matador Resources Co.	778	40,705
Magnolia Oil & Gas Corp. — Class A	1,880	39,292
SM Energy Co.	1,228	38,842
PBF Energy, Inc. — Class A	928	37,992
Civitas Resources, Inc.	503	34,893
REX American Resources Corp.*	839	29,206
Total Energy		867,486
Basic Materials - 2.0%
Westlake Corp.	757	90,439
NewMarket Corp.	184	73,990
LyondellBasell Industries N.V. — Class A	757	69,515
Olin Corp.	987	50,722
CF Industries Holdings, Inc.	499	34,641
Total Basic Materials		319,307
Total Common Stocks
(Cost $13,190,756)		14,239,175

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MONEY MARKET FUND† - 5.4%
Invesco Short-Term Investments Treasury Obligations Portfolio — Institutional Class, 4.95%[1]	848,772	$848,772
Total Money Market Fund
(Cost $848,772)		848,772
Total Investments - 95.5%
(Cost $14,039,528)		$15,087,947
Other Assets & Liabilities, net - 4.5%		714,694
Total Net Assets - 100.0%		$15,802,641

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	5.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$7,123,939	$524,258

Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.47% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	7,123,951	521,540
						$14,247,890	$1,045,798
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	4.87% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$8,567,903	$(264,115)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.77% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	8,645,932	(264,447)
						$17,213,835	$(528,562)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Vertex Pharmaceuticals, Inc.	75	0.37%	$11,376
John B Sanfilippo & Son, Inc.	298	0.49%	11,222
Johnson & Johnson	377	0.88%	4,541
Perdoceo Education Corp.	2,753	0.47%	4,405
Kimberly-Clark Corp.	438	0.85%	4,122
Viatris, Inc.	5,835	0.82%	3,706
Edwards Lifesciences Corp.	277	0.37%	3,623
Quanex Building Products Corp.	787	0.30%	3,153
Hackett Group, Inc.	1,004	0.31%	3,108
Exelixis, Inc.	1,264	0.34%	2,368
Cardinal Health, Inc.	229	0.30%	2,221
Dynavax Technologies Corp.	1,559	0.28%	2,144
AMN Healthcare Services, Inc.	184	0.28%	1,899
Quest Diagnostics, Inc.	434	0.86%	1,797
Becton Dickinson and Co.	164	0.61%	1,639
Vector Group Ltd.	2,408	0.43%	1,492
H&R Block, Inc.	1,539	0.69%	1,017
Bristol-Myers Squibb Co.	953	0.86%	997
Dexcom, Inc.	93	0.17%	706
Merck & Company, Inc.	600	0.97%	572
Perrigo Company plc	521	0.25%	437
Molina Healthcare, Inc.	51	0.22%	428
Innoviva, Inc.	2,578	0.46%	181
United Therapeutics Corp.	155	0.48%	(30)
Abbott Laboratories	621	0.95%	(68)
Prestige Consumer Healthcare, Inc.	217	0.18%	(364)
QIAGEN N.V.	398	0.25%	(370)
Moderna, Inc.	102	0.17%	(850)
Vir Biotechnology, Inc.	471	0.16%	(1,089)
USANA Health Sciences, Inc.	410	0.36%	(1,527)
Gilead Sciences, Inc.	499	0.54%	(1,556)
Supernus Pharmaceuticals, Inc.	486	0.21%	(1,730)
Procter & Gamble Co.	477	1.02%	(1,787)
Hershey Co.	230	0.81%	(1,948)
Amgen, Inc.	282	0.88%	(2,086)
Grand Canyon Education, Inc.	190	0.28%	(2,205)
Premier, Inc. — Class A	881	0.34%	(2,770)
J M Smucker Co.	277	0.57%	(2,817)
Pfizer, Inc.	491	0.25%	(3,658)
Neurocrine Biosciences, Inc.	239	0.32%	(3,860)
Humana, Inc.	58	0.36%	(4,492)
Incyte Corp.	759	0.66%	(6,674)
Campbell Soup Co.	916	0.59%	(8,513)
Eagle Pharmaceuticals, Inc.	633	0.17%	(11,074)
Royalty Pharma plc — Class A	1,065	0.46%	(12,173)
Total Consumer, Non-cyclical			(4,487)
Communications
Alphabet, Inc. — Class C	452	0.77%	25,222
Meta Platforms, Inc. — Class A	105	0.42%	14,244
Yelp, Inc. — Class A	1,063	0.54%	8,514
Cisco Systems, Inc.	1,298	0.94%	8,402
Extreme Networks, Inc.	606	0.22%	4,164
Omnicom Group, Inc.	644	0.86%	3,563
Amazon.com, Inc.	93	0.17%	3,359
InterDigital, Inc.	192	0.26%	2,353
Nexstar Media Group, Inc. — Class A	172	0.40%	1,679
Motorola Solutions, Inc.	119	0.49%	917
T-Mobile US, Inc.	168	0.33%	724
Booking Holdings, Inc.	7	0.27%	635
Gen Digital, Inc.	797	0.21%	403
VeriSign, Inc.	262	0.83%	119
eBay, Inc.	322	0.20%	(105)
Verizon Communications, Inc.	702	0.37%	(596)
A10 Networks, Inc.	1,887	0.39%	(597)
Ziff Davis, Inc.	202	0.20%	(3,494)
Total Communications			69,506
Consumer, Cyclical
Allison Transmission Holdings, Inc.	801	0.63%	14,455
PulteGroup, Inc.	683	0.74%	12,352
DR Horton, Inc.	345	0.59%	9,498
MDC Holdings, Inc.	941	0.62%	8,003
Boyd Gaming Corp.	482	0.47%	6,425
Brunswick Corp.	494	0.60%	6,162
Taylor Morrison Home Corp. — Class A	503	0.34%	5,870
Patrick Industries, Inc.	419	0.47%	5,362
Tri Pointe Homes, Inc.	1,531	0.71%	5,006
Lowe's Companies, Inc.	229	0.73%	4,297
MSC Industrial Direct Company, Inc. — Class A	631	0.84%	4,067
Meritage Homes Corp.	160	0.32%	3,344
NVR, Inc.	4	0.36%	2,650
Yum! Brands, Inc.	444	0.86%	2,028
Cavco Industries, Inc.	66	0.27%	1,789
Home Depot, Inc.	66	0.29%	1,524
Academy Sports & Outdoors, Inc.	237	0.18%	1,341
Green Brick Partners, Inc.	229	0.18%	1,170
Gentex Corp.	1,881	0.77%	1,119
Monarch Casino & Resort, Inc.	304	0.30%	750
Dolby Laboratories, Inc. — Class A	652	0.77%	634
Starbucks Corp.	264	0.37%	(221)
PetMed Express, Inc.	2,178	0.42%	(2,011)
NIKE, Inc. — Class B	197	0.31%	(2,063)
Buckle, Inc.	607	0.29%	(2,722)
Total Consumer, Cyclical			90,829
Industrial
Standex International Corp.	360	0.71%	19,018
Snap-on, Inc.	228	0.92%	15,645
Vishay Intertechnology, Inc.	1,166	0.48%	15,051
Mueller Industries, Inc.	524	0.64%	14,802
Eagle Materials, Inc.	270	0.71%	14,498

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Jabil, Inc.	386	0.58%	$11,811
Louisiana-Pacific Corp.	448	0.47%	9,616
Fortive Corp.	886	0.93%	8,541
Donaldson Company, Inc.	893	0.78%	7,820
Builders FirstSource, Inc.	376	0.72%	7,763
Boise Cascade Co.	484	0.61%	7,762
UFP Industries, Inc.	501	0.68%	6,441
Simpson Manufacturing Company, Inc.	189	0.37%	5,217
Landstar System, Inc.	313	0.85%	4,498
Curtiss-Wright Corp.	221	0.57%	4,257
Advanced Energy Industries, Inc.	140	0.22%	4,021
Nordson Corp.	166	0.58%	3,859
ITT, Inc.	715	0.94%	3,677
Masco Corp.	480	0.39%	3,283
Armstrong World Industries, Inc.	526	0.54%	2,946
Textron, Inc.	689	0.65%	2,924
Keysight Technologies, Inc.	150	0.35%	1,637
Dover Corp.	427	0.89%	1,577
Expeditors International of Washington, Inc.	219	0.37%	1,493
International Seaways, Inc.	402	0.22%	815
Ardmore Shipping Corp.	1,347	0.23%	356
Scorpio Tankers, Inc.	361	0.24%	303
Toro Co.	366	0.52%	222
GrafTech International Ltd.	2,593	0.18%	216
Teledyne Technologies, Inc.	98	0.57%	96
Garmin Ltd.	189	0.28%	(231)
Golar LNG Ltd.	1,323	0.37%	(1,794)
Acuity Brands, Inc.	215	0.49%	(2,761)
Lindsay Corp.	98	0.16%	(3,055)
Sturm Ruger & Company, Inc.	568	0.42%	(4,684)
3M Co.	606	0.85%	(5,983)
Total Industrial			161,657
Technology
Apple, Inc.	671	1.83%	57,768
Microsoft Corp.	338	1.62%	48,784
NetApp, Inc.	726	0.78%	10,371
KLA Corp.	96	0.65%	6,811
Dropbox, Inc. — Class A	1,494	0.56%	5,730
Kulicke & Soffa Industries, Inc.	709	0.59%	5,456
Diodes, Inc.	303	0.39%	5,444
Teradyne, Inc.	266	0.42%	5,165
Teradata Corp.	254	0.19%	4,904
Applied Materials, Inc.	369	0.75%	4,006
Photronics, Inc.	755	0.27%	3,264
Microchip Technology, Inc.	165	0.21%	2,708
NXP Semiconductor N.V.	70	0.20%	2,035
Cognizant Technology Solutions Corp. — Class A	506	0.46%	1,729
QUALCOMM, Inc.	102	0.17%	1,457
Manhattan Associates, Inc.	71	0.20%	1,117
Qualys, Inc.	105	0.19%	1,115
NVIDIA Corp.	30	0.18%	1,047
Power Integrations, Inc.	135	0.18%	1,025
Veradigm, Inc.	1,213	0.21%	1,013
NetScout Systems, Inc.	1,035	0.45%	724
Electronic Arts, Inc.	298	0.54%	667
Autodesk, Inc.	72	0.21%	(153)
Akamai Technologies, Inc.	368	0.46%	(1,516)
Concentrix Corp.	405	0.46%	(2,755)
Total Technology			167,916
Financial
Weyerhaeuser Co.	2,046	0.96%	8,076
Essent Group Ltd.	1,288	0.85%	6,471
MGIC Investment Corp.	3,804	0.84%	5,949
Evercore, Inc. — Class A	297	0.52%	5,762
NMI Holdings, Inc. — Class A	1,158	0.42%	5,612
Radian Group, Inc.	1,504	0.53%	4,947
Preferred Bank/Los Angeles CA	1,034	0.80%	3,632
Mr Cooper Group, Inc.	617	0.44%	2,144
Lazard Ltd. — Class A	753	0.34%	1,439
Hilltop Holdings, Inc.	441	0.19%	1,288
Discover Financial Services	125	0.21%	964
SouthState Corp.	886	0.82%	632
SEI Investments Co.	1,009	0.84%	288
International Bancshares Corp.	283	0.18%	240
Brightsphere Investment Group, Inc.	961	0.28%	148
Allstate Corp.	106	0.16%	(68)
Travelers Companies, Inc.	67	0.16%	(88)
S&T Bancorp, Inc.	662	0.25%	(666)
Equity Commonwealth	2,849	0.81%	(1,080)
Marcus & Millichap, Inc.	532	0.24%	(2,430)
BOK Financial Corp.	143	0.16%	(3,096)
Renasant Corp.	659	0.24%	(4,487)
FB Financial Corp.	552	0.22%	(5,005)
Southside Bancshares, Inc.	714	0.26%	(7,474)
Total Financial			23,198
Utilities
MGE Energy, Inc.	736	0.82%	3,553
Atmos Energy Corp.	512	0.84%	905
ONE Gas, Inc.	723	0.78%	244
Chesapeake Utilities Corp.	314	0.52%	141
Ameren Corp.	723	0.83%	(98)
Black Hills Corp.	944	0.80%	(1,527)
Consolidated Edison, Inc.	641	0.81%	(1,559)
National Fuel Gas Co.	869	0.63%	(3,432)
OGE Energy Corp.	1,641	0.83%	(5,198)
Clearway Energy, Inc. — Class C	1,321	0.53%	(6,538)
Total Utilities			(13,509)
Basic Materials
NewMarket Corp.	92	0.52%	8,095
CF Industries Holdings, Inc.	249	0.24%	(152)
LyondellBasell Industries N.V. — Class A	378	0.49%	(515)
Westlake Corp.	378	0.63%	(989)
Olin Corp.	494	0.36%	(1,889)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Basic Materials			$4,550
Energy
Exxon Mobil Corp.	689	1.04%	7,824
Marathon Petroleum Corp.	555	0.91%	6,588
SM Energy Co.	614	0.27%	2,970
REX American Resources Corp.	420	0.21%	2,140
PBF Energy, Inc. — Class A	464	0.27%	1,975
Matador Resources Co.	389	0.29%	1,964
Valero Energy Corp.	469	0.77%	1,957
Cheniere Energy, Inc.	219	0.47%	1,796
Chevron Corp.	239	0.53%	889
Civitas Resources, Inc.	251	0.24%	(112)
Phillips 66	386	0.52%	(376)
Magnolia Oil & Gas Corp. — Class A	940	0.28%	(994)
Occidental Petroleum Corp.	375	0.31%	(2,023)
Total Energy			24,598
Total GS Equity Long Custom Basket			$524,258

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Driven Brands Holdings, Inc.	3,699	(1.13)%	7,862
ABM Industries, Inc.	1,885	(0.94)%	5,286
ManpowerGroup, Inc.	469	(0.43)%	3,350
Global Payments, Inc.	638	(0.73)%	3,138
Utz Brands, Inc.	2,476	(0.47)%	2,083
Keurig Dr Pepper, Inc.	2,139	(0.78)%	256
Performance Food Group Co.	720	(0.51)%	(219)
Constellation Brands, Inc. — Class A	177	(0.51)%	(308)
Verisk Analytics, Inc. — Class A	242	(0.64)%	(700)
Equifax, Inc.	403	(1.11)%	(1,762)
FTI Consulting, Inc.	332	(0.74)%	(1,985)
RadNet, Inc.	1,290	(0.49)%	(2,820)
TreeHouse Foods, Inc.	1,122	(0.66)%	(3,308)
Estee Lauder Companies, Inc. — Class A	371	(0.85)%	(5,381)
AmerisourceBergen Corp. — Class A	423	(0.95)%	(7,792)
Quanta Services, Inc.	457	(1.05)%	(8,201)
Booz Allen Hamilton Holding Corp.	579	(0.75)%	(10,126)
ICF International, Inc.	574	(0.83)%	(11,766)
TransUnion	1,478	(1.35)%	(14,018)
CoStar Group, Inc.	1,159	(1.20)%	(16,171)
GXO Logistics, Inc.	1,219	(0.89)%	(18,280)
Neogen Corp.	4,701	(1.19)%	(19,903)
Total Consumer, Non-cyclical			(100,765)
Financial
Sun Communities, Inc.	772	(1.18)%	27,468
Alexandria Real Estate Equities, Inc.	504	(0.67)%	19,347
Rexford Industrial Realty, Inc.	1,900	(1.16)%	16,445
American Tower Corp. — Class A	584	(1.32)%	13,656
Howard Hughes Corp.	991	(0.91)%	12,597
Kennedy-Wilson Holdings, Inc.	5,143	(0.98)%	10,191
Healthcare Realty Trust, Inc.	4,115	(0.91)%	8,585
Equitable Holdings, Inc.	4,164	(1.32)%	7,843
Kemper Corp.	971	(0.55)%	6,460
Raymond James Financial, Inc.	1,228	(1.49)%	6,330
Americold Realty Trust, Inc.	2,832	(1.07)%	5,965
Outfront Media, Inc.	4,034	(0.74)%	4,913
Rayonier, Inc.	3,136	(1.15)%	3,600
TFS Financial Corp.	3,065	(0.45)%	3,481
Equinix, Inc.	128	(1.17)%	3,171
Prologis, Inc.	689	(0.99)%	2,589
Assured Guaranty Ltd.	1,377	(0.90)%	2,050
Voya Financial, Inc.	818	(0.68)%	1,850
Progressive Corp.	561	(0.87)%	1,196
Stellar Bancorp, Inc.	2,136	(0.57)%	741
Popular, Inc.	720	(0.51)%	475
Northern Trust Corp.	869	(0.75)%	305
Hanover Insurance Group, Inc.	574	(0.76)%	(90)
Crown Castle, Inc.	323	(0.43)%	(213)
SBA Communications Corp.	123	(0.33)%	(956)
KKR & Company, Inc. — Class A	1,873	(1.22)%	(1,005)
Annaly Capital Management, Inc.	2,457	(0.57)%	(1,123)
State Street Corp.	864	(0.74)%	(1,338)
Air Lease Corp. — Class A	1,194	(0.58)%	(2,163)
First Financial Bancorp	2,514	(0.60)%	(2,545)
CBRE Group, Inc. — Class A	633	(0.60)%	(2,810)
Boston Properties, Inc.	467	(0.31)%	(3,056)
Brighthouse Financial, Inc.	2,703	(1.49)%	(3,193)
AGNC Investment Corp.	4,409	(0.52)%	(3,195)
Medical Properties Trust, Inc.	4,629	(0.50)%	(3,320)
UDR, Inc.	2,434	(1.22)%	(4,140)
Jones Lang LaSalle, Inc.	339	(0.62)%	(4,261)
Ellington Financial, Inc.	4,267	(0.69)%	(4,308)
UMH Properties, Inc.	4,672	(0.87)%	(4,792)
PennyMac Mortgage Investment Trust	3,955	(0.62)%	(5,005)
Welltower, Inc.	995	(0.94)%	(5,576)
PennyMac Financial Services, Inc.	1,214	(1.00)%	(9,110)
Iron Mountain, Inc.	1,930	(1.28)%	(10,230)
Apollo Global Management, Inc.	857	(0.77)%	(10,958)
Ares Management Corp. — Class A	922	(1.04)%	(13,810)
Digital Realty Trust, Inc.	947	(1.26)%	(17,000)
Total Financial			45,061
Consumer, Cyclical
UniFirst Corp.	360	(0.65)%	16,222
Newell Brands, Inc.	9,688	(0.98)%	314

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ollie's Bargain Outlet Holdings, Inc.	403	(0.27)%	$236
OPENLANE, Inc.	4,070	(0.72)%	(386)
Alaska Air Group, Inc.	741	(0.46)%	(1,245)
Burlington Stores, Inc.	268	(0.49)%	(2,195)
Five Below, Inc.	214	(0.49)%	(2,619)
Shake Shack, Inc. — Class A	595	(0.54)%	(5,464)
VF Corp.	4,705	(1.05)%	(5,792)
Floor & Decor Holdings, Inc. — Class A	669	(0.81)%	(15,023)
Copart, Inc.	1,030	(1.10)%	(28,365)
Total Consumer, Cyclical			(44,317)
Basic Materials
Hecla Mining Co.	7,607	(0.46)%	7,097
Royal Gold, Inc.	462	(0.62)%	4,421
ATI, Inc.	1,270	(0.66)%	(8,312)
Carpenter Technology Corp.	963	(0.63)%	(16,356)
Total Basic Materials			(13,150)
Utilities
Avista Corp.	2,273	(1.04)%	9,370
California Water Service Group	1,149	(0.69)%	5,979
Spire, Inc.	850	(0.63)%	5,806
Sempra Energy	704	(1.20)%	5,131
Dominion Energy, Inc.	1,146	(0.69)%	4,257
Entergy Corp.	518	(0.59)%	3,751
UGI Corp.	2,330	(0.73)%	1,248
CMS Energy Corp.	1,572	(1.08)%	1,087
PG&E Corp.	5,439	(1.10)%	325
American Electric Power Company, Inc.	1,359	(1.34)%	(543)
Alliant Energy Corp.	1,771	(1.08)%	(618)
DTE Energy Co.	823	(1.06)%	(862)
Exelon Corp.	1,696	(0.81)%	(1,467)
Edison International	1,364	(1.11)%	(3,831)
Total Utilities			29,633
Technology
Evolent Health, Inc. — Class A	1,498	(0.53)%	1,178
Alteryx, Inc. — Class A	555	(0.29)%	(1,962)
KBR, Inc.	810	(0.62)%	(2,843)
Paycor HCM, Inc.	1,862	(0.51)%	(3,028)
Oracle Corp.	324	(0.45)%	(6,853)
Ceridian HCM Holding, Inc.	1,341	(1.05)%	(12,315)
Total Technology			(25,823)
Industrial
TD SYNNEX Corp.	697	(0.76)%	2,094
Waste Management, Inc.	571	(1.16)%	(1,053)
Boeing Co.	339	(0.84)%	(4,195)
MasTec, Inc.	377	(0.52)%	(6,745)
Kirby Corp.	720	(0.65)%	(6,827)
NV5 Global, Inc.	438	(0.57)%	(6,913)
Tetra Tech, Inc.	320	(0.61)%	(9,849)
Clean Harbors, Inc.	342	(0.66)%	(10,098)
Avnet, Inc.	2,139	(1.26)%	(14,638)
Casella Waste Systems, Inc. — Class A	869	(0.92)%	(19,289)
MSA Safety, Inc.	561	(1.14)%	(27,427)
Total Industrial			(104,940)
Communications
Robinhood Markets, Inc. — Class A	2,146	(0.25)%	(784)
Palo Alto Networks, Inc.	97	(0.29)%	(866)
Chewy, Inc. — Class A	968	(0.45)%	(3,448)
DoorDash, Inc. — Class A	670	(0.60)%	(7,669)
Uber Technologies, Inc.	586	(0.30)%	(8,657)
Total Communications			(21,424)
Energy
NOV, Inc.	4,028	(0.75)%	17,566
Noble Corporation plc	990	(0.48)%	(3,098)
Valaris Ltd.	759	(0.56)%	(7,506)
Tidewater, Inc.	810	(0.52)%	(9,959)
Hess Corp.	874	(1.39)%	(10,447)
Schlumberger N.V.	2,253	(1.29)%	(14,946)
Total Energy			(28,390)
Total GS Equity Short Custom Basket			$(264,115)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Vertex Pharmaceuticals, Inc.	75	0.37%	$11,408
John B Sanfilippo & Son, Inc.	298	0.49%	11,210
Johnson & Johnson	377	0.88%	4,561
Perdoceo Education Corp.	2,753	0.47%	4,434
Kimberly-Clark Corp.	438	0.85%	4,122
Viatris, Inc.	5,835	0.82%	3,738
Edwards Lifesciences Corp.	277	0.37%	3,610
Quanex Building Products Corp.	787	0.30%	3,158
Hackett Group, Inc.	1,004	0.31%	3,116
Exelixis, Inc.	1,264	0.34%	2,338
Cardinal Health, Inc.	229	0.30%	2,223
Dynavax Technologies Corp.	1,559	0.28%	2,125
AMN Healthcare Services, Inc.	184	0.28%	1,946
Quest Diagnostics, Inc.	434	0.86%	1,727
Becton Dickinson and Co.	164	0.61%	1,656
Vector Group Ltd.	2,408	0.43%	1,470
H&R Block, Inc.	1,539	0.69%	1,155
Bristol-Myers Squibb Co.	953	0.86%	963
Dexcom, Inc.	93	0.17%	709
Merck & Company, Inc.	600	0.97%	536
Molina Healthcare, Inc.	51	0.22%	455
Perrigo Company plc	521	0.25%	454
Innoviva, Inc.	2,578	0.46%	273
United Therapeutics Corp.	155	0.48%	(41)
Abbott Laboratories	621	0.95%	(64)
Prestige Consumer Healthcare, Inc.	217	0.18%	(362)
QIAGEN N.V.	398	0.25%	(363)
Moderna, Inc.	102	0.17%	(838)
Vir Biotechnology, Inc.	471	0.16%	(1,050)
USANA Health Sciences, Inc.	410	0.36%	(1,466)
Gilead Sciences, Inc.	499	0.54%	(1,539)
Supernus Pharmaceuticals, Inc.	486	0.21%	(1,757)
Hershey Co.	230	0.81%	(1,885)
Procter & Gamble Co.	477	1.02%	(1,917)
Grand Canyon Education, Inc.	190	0.28%	(2,201)
Amgen, Inc.	282	0.88%	(2,298)
Premier, Inc. — Class A	881	0.34%	(2,759)
J M Smucker Co.	277	0.57%	(2,895)
Pfizer, Inc.	491	0.25%	(3,654)
Neurocrine Biosciences, Inc.	239	0.32%	(3,848)
Humana, Inc.	58	0.36%	(4,509)
Incyte Corp.	759	0.66%	(6,852)
Campbell Soup Co.	916	0.59%	(8,533)
Eagle Pharmaceuticals, Inc.	633	0.17%	(10,913)
Royalty Pharma plc — Class A	1,065	0.46%	(12,305)
Total Consumer, Non-cyclical			(4,662)
Communications
Alphabet, Inc. — Class C	452	0.77%	24,121
Meta Platforms, Inc. — Class A	105	0.42%	14,221
Yelp, Inc. — Class A	1,063	0.54%	8,454
Cisco Systems, Inc.	1,298	0.94%	8,340
Extreme Networks, Inc.	606	0.22%	4,157
Omnicom Group, Inc.	644	0.86%	3,469
Amazon.com, Inc.	93	0.17%	3,332
InterDigital, Inc.	192	0.26%	2,322
Nexstar Media Group, Inc. — Class A	172	0.40%	1,674
Motorola Solutions, Inc.	119	0.49%	929
T-Mobile US, Inc.	168	0.33%	739
Booking Holdings, Inc.	7	0.27%	591
Gen Digital, Inc.	797	0.21%	407
VeriSign, Inc.	262	0.83%	126
eBay, Inc.	322	0.20%	(154)
A10 Networks, Inc.	1,887	0.39%	(550)
Verizon Communications, Inc.	702	0.37%	(568)
Ziff Davis, Inc.	202	0.20%	(3,510)
Total Communications			68,100
Consumer, Cyclical
Allison Transmission Holdings, Inc.	801	0.63%	14,459
PulteGroup, Inc.	683	0.74%	12,314
DR Horton, Inc.	345	0.59%	9,461
MDC Holdings, Inc.	941	0.62%	8,001
Boyd Gaming Corp.	482	0.47%	6,375
Brunswick Corp.	494	0.60%	6,099
Taylor Morrison Home Corp. — Class A	503	0.34%	5,851
Patrick Industries, Inc.	419	0.47%	5,355
Tri Pointe Homes, Inc.	1,531	0.71%	4,933
Lowe's Companies, Inc.	229	0.73%	4,303
MSC Industrial Direct Company, Inc. — Class A	631	0.84%	4,008
Meritage Homes Corp.	160	0.32%	3,324
NVR, Inc.	4	0.36%	2,641
Yum! Brands, Inc.	444	0.86%	2,024
Cavco Industries, Inc.	66	0.27%	1,795
Home Depot, Inc.	66	0.29%	1,540
Academy Sports & Outdoors, Inc.	237	0.18%	1,319
Green Brick Partners, Inc.	229	0.18%	1,160
Gentex Corp.	1,881	0.77%	1,128
Monarch Casino & Resort, Inc.	304	0.30%	768
Dolby Laboratories, Inc. — Class A	652	0.77%	615
Starbucks Corp.	264	0.37%	(217)
PetMed Express, Inc.	2,178	0.42%	(2,013)
NIKE, Inc. — Class B	197	0.31%	(2,089)
Buckle, Inc.	607	0.29%	(2,764)
Total Consumer, Cyclical			90,390
Industrial
Standex International Corp.	360	0.71%	19,060
Snap-on, Inc.	228	0.92%	15,658
Vishay Intertechnology, Inc.	1,166	0.48%	15,076
Mueller Industries, Inc.	524	0.64%	14,766
Eagle Materials, Inc.	270	0.71%	14,485

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Jabil, Inc.	386	0.58%	$11,607
Louisiana-Pacific Corp.	448	0.47%	9,435
Fortive Corp.	886	0.93%	8,538
Boise Cascade Co.	484	0.61%	7,731
Donaldson Company, Inc.	893	0.78%	7,699
Builders FirstSource, Inc.	376	0.72%	7,684
UFP Industries, Inc.	501	0.68%	6,446
Simpson Manufacturing Company, Inc.	189	0.37%	5,198
Landstar System, Inc.	313	0.85%	4,563
Curtiss-Wright Corp.	221	0.57%	4,266
Advanced Energy Industries, Inc.	140	0.22%	3,983
Nordson Corp.	166	0.58%	3,891
ITT, Inc.	715	0.94%	3,520
Masco Corp.	480	0.39%	3,323
Textron, Inc.	689	0.65%	2,954
Armstrong World Industries, Inc.	526	0.54%	2,911
Keysight Technologies, Inc.	150	0.35%	1,648
Dover Corp.	427	0.89%	1,520
Expeditors International of Washington, Inc.	219	0.37%	1,493
International Seaways, Inc.	402	0.22%	830
Ardmore Shipping Corp.	1,347	0.23%	402
Scorpio Tankers, Inc.	361	0.24%	299
GrafTech International Ltd.	2,593	0.18%	216
Teledyne Technologies, Inc.	98	0.57%	119
Toro Co.	366	0.52%	103
Garmin Ltd.	189	0.28%	(228)
Golar LNG Ltd.	1,323	0.37%	(1,783)
Acuity Brands, Inc.	215	0.49%	(2,845)
Lindsay Corp.	98	0.16%	(3,072)
Sturm Ruger & Company, Inc.	568	0.42%	(4,640)
3M Co.	606	0.85%	(6,085)
Total Industrial			160,771
Technology
Apple, Inc.	671	1.83%	58,354
Microsoft Corp.	338	1.62%	50,369
NetApp, Inc.	726	0.78%	10,372
KLA Corp.	96	0.65%	6,705
Dropbox, Inc. — Class A	1,494	0.56%	5,784
Diodes, Inc.	303	0.39%	5,439
Kulicke & Soffa Industries, Inc.	709	0.59%	5,414
Teradyne, Inc.	266	0.42%	5,040
Teradata Corp.	254	0.19%	4,907
Applied Materials, Inc.	369	0.75%	4,063
Photronics, Inc.	755	0.27%	3,237
Microchip Technology, Inc.	165	0.21%	2,681
NXP Semiconductor N.V.	70	0.20%	1,942
Cognizant Technology Solutions Corp. — Class A	506	0.46%	1,716
QUALCOMM, Inc.	102	0.17%	1,443
Qualys, Inc.	105	0.19%	1,185
Manhattan Associates, Inc.	71	0.20%	1,112
Veradigm, Inc.	1,213	0.21%	1,043
Power Integrations, Inc.	135	0.18%	1,032
NVIDIA Corp.	30	0.18%	993
Electronic Arts, Inc.	298	0.54%	717
NetScout Systems, Inc.	1,035	0.45%	693
Autodesk, Inc.	72	0.21%	(140)
Akamai Technologies, Inc.	368	0.46%	(1,503)
Concentrix Corp.	405	0.46%	(2,769)
Total Technology			169,829
Financial
Weyerhaeuser Co.	2,046	0.96%	7,869
Essent Group Ltd.	1,288	0.85%	6,472
MGIC Investment Corp.	3,804	0.84%	5,940
NMI Holdings, Inc. — Class A	1,158	0.42%	5,581
Evercore, Inc. — Class A	297	0.52%	5,477
Radian Group, Inc.	1,504	0.53%	5,020
Preferred Bank/Los Angeles CA	1,034	0.80%	3,570
Mr Cooper Group, Inc.	617	0.44%	2,057
Lazard Ltd. — Class A	753	0.34%	1,453
Hilltop Holdings, Inc.	441	0.19%	1,291
Discover Financial Services	125	0.21%	948
SouthState Corp.	886	0.82%	261
International Bancshares Corp.	283	0.18%	253
SEI Investments Co.	1,009	0.84%	183
Brightsphere Investment Group, Inc.	961	0.28%	113
Allstate Corp.	106	0.16%	(72)
Travelers Companies, Inc.	67	0.16%	(81)
S&T Bancorp, Inc.	662	0.25%	(655)
Equity Commonwealth	2,849	0.81%	(1,061)
Marcus & Millichap, Inc.	532	0.24%	(2,426)
BOK Financial Corp.	143	0.16%	(3,105)
Renasant Corp.	659	0.24%	(4,485)
FB Financial Corp.	552	0.22%	(5,002)
Southside Bancshares, Inc.	714	0.26%	(7,406)
Total Financial			22,195
Utilities
MGE Energy, Inc.	736	0.82%	3,563
Atmos Energy Corp.	512	0.84%	823
Chesapeake Utilities Corp.	314	0.52%	200
ONE Gas, Inc.	723	0.78%	151
Ameren Corp.	723	0.83%	(187)
Black Hills Corp.	944	0.80%	(1,576)
Consolidated Edison, Inc.	641	0.81%	(1,624)
National Fuel Gas Co.	869	0.63%	(3,402)
OGE Energy Corp.	1,641	0.83%	(5,324)
Clearway Energy, Inc. — Class C	1,321	0.53%	(6,538)
Total Utilities			(13,914)
Basic Materials
NewMarket Corp.	92	0.52%	8,057
CF Industries Holdings, Inc.	249	0.24%	(236)
LyondellBasell Industries N.V. — Class A	378	0.49%	(654)
Westlake Corp.	378	0.63%	(950)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Olin Corp.	494	0.36%	$(1,906)
Total Basic Materials			4,311
Energy
Exxon Mobil Corp.	689	1.04%	7,811
Marathon Petroleum Corp.	555	0.91%	6,563
SM Energy Co.	614	0.27%	2,917
REX American Resources Corp.	420	0.21%	2,133
PBF Energy, Inc. — Class A	464	0.27%	2,049
Matador Resources Co.	389	0.29%	1,991
Valero Energy Corp.	469	0.77%	1,916
Cheniere Energy, Inc.	219	0.47%	1,864
Chevron Corp.	239	0.53%	815
Civitas Resources, Inc.	251	0.24%	(150)
Phillips 66	386	0.52%	(347)
Magnolia Oil & Gas Corp. — Class A	940	0.28%	(968)
Occidental Petroleum Corp.	375	0.31%	(2,074)
Total Energy			24,520
Total MS Equity Long Custom Basket			$521,540

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Driven Brands Holdings, Inc.	3,699	(1.13)%	7,792
ABM Industries, Inc.	1,885	(0.93)%	5,309
ManpowerGroup, Inc.	469	(0.43)%	3,334
Global Payments, Inc.	638	(0.73)%	3,106
Utz Brands, Inc.	2,476	(0.47)%	2,021
Keurig Dr Pepper, Inc.	2,139	(0.77)%	210
Performance Food Group Co.	720	(0.50)%	(176)
Constellation Brands, Inc. — Class A	177	(0.50)%	(308)
Verisk Analytics, Inc. — Class A	242	(0.63)%	(714)
Equifax, Inc.	403	(1.10)%	(1,824)
FTI Consulting, Inc.	332	(0.73)%	(2,117)
RadNet, Inc.	1,290	(0.49)%	(2,707)
TreeHouse Foods, Inc.	1,122	(0.65)%	(3,180)
Estee Lauder Companies, Inc. — Class A	371	(0.84)%	(5,458)
AmerisourceBergen Corp. — Class A	423	(0.94)%	(7,774)
Quanta Services, Inc.	457	(1.04)%	(8,072)
Booz Allen Hamilton Holding Corp.	579	(0.75)%	(10,078)
ICF International, Inc.	574	(0.83)%	(11,751)
TransUnion	1,478	(1.34)%	(13,983)
CoStar Group, Inc.	1,159	(1.19)%	(16,017)
GXO Logistics, Inc.	1,219	(0.89)%	(18,248)
Neogen Corp.	4,701	(1.18)%	(19,921)
Total Consumer, Non-cyclical			(100,556)
Financial
Sun Communities, Inc.	772	(1.16)%	27,451
Alexandria Real Estate Equities, Inc.	504	(0.66)%	19,698
Rexford Industrial Realty, Inc.	1,900	(1.15)%	16,594
American Tower Corp. — Class A	584	(1.31)%	13,479
Howard Hughes Corp.	991	(0.90)%	12,734
Kennedy-Wilson Holdings, Inc.	5,143	(0.97)%	10,514
Healthcare Realty Trust, Inc.	4,115	(0.90)%	8,509
Equitable Holdings, Inc.	4,164	(1.31)%	7,999
Raymond James Financial, Inc.	1,228	(1.47)%	6,502
Kemper Corp.	971	(0.54)%	6,405
Americold Realty Trust, Inc.	2,832	(1.06)%	6,084
Outfront Media, Inc.	4,034	(0.73)%	4,900
Rayonier, Inc.	3,136	(1.14)%	3,526
TFS Financial Corp.	3,065	(0.45)%	3,455
Equinix, Inc.	128	(1.16)%	3,414
Prologis, Inc.	689	(0.98)%	3,012
Assured Guaranty Ltd.	1,377	(0.89)%	2,119
Voya Financial, Inc.	818	(0.68)%	1,805
Progressive Corp.	561	(0.86)%	1,188
Stellar Bancorp, Inc.	2,136	(0.57)%	711
Popular, Inc.	720	(0.50)%	491
Northern Trust Corp.	869	(0.75)%	271
Hanover Insurance Group, Inc.	574	(0.75)%	(35)
Crown Castle, Inc.	323	(0.43)%	(240)
SBA Communications Corp.	123	(0.33)%	(954)
KKR & Company, Inc. — Class A	1,873	(1.21)%	(965)
Annaly Capital Management, Inc.	2,457	(0.57)%	(1,131)
State Street Corp.	864	(0.73)%	(1,320)
Air Lease Corp. — Class A	1,194	(0.58)%	(2,221)
First Financial Bancorp	2,514	(0.59)%	(2,329)
CBRE Group, Inc. — Class A	633	(0.59)%	(2,882)
Boston Properties, Inc.	467	(0.31)%	(2,972)
AGNC Investment Corp.	4,409	(0.52)%	(2,977)
Brighthouse Financial, Inc.	2,703	(1.48)%	(3,118)
Medical Properties Trust, Inc.	4,629	(0.50)%	(3,260)
Jones Lang LaSalle, Inc.	339	(0.61)%	(4,208)
UDR, Inc.	2,434	(1.21)%	(4,233)
Ellington Financial, Inc.	4,267	(0.68)%	(4,311)
UMH Properties, Inc.	4,672	(0.86)%	(4,836)
PennyMac Mortgage Investment Trust	3,955	(0.62)%	(4,963)
Welltower, Inc.	995	(0.93)%	(5,388)
PennyMac Financial Services, Inc.	1,214	(0.99)%	(9,048)
Iron Mountain, Inc.	1,930	(1.27)%	(10,223)
Apollo Global Management, Inc.	857	(0.76)%	(10,801)
Ares Management Corp. — Class A	922	(1.03)%	(13,655)
Digital Realty Trust, Inc.	947	(1.25)%	(16,499)
Total Financial			48,292
Consumer, Cyclical

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
UniFirst Corp.	360	(0.65)%	$16,168
Ollie's Bargain Outlet Holdings, Inc.	403	(0.27)%	292
Newell Brands, Inc.	9,688	(0.97)%	(100)
OPENLANE, Inc.	4,070	(0.72)%	(390)
Alaska Air Group, Inc.	741	(0.46)%	(1,314)
Burlington Stores, Inc.	268	(0.49)%	(2,216)
Five Below, Inc.	214	(0.49)%	(2,570)
Shake Shack, Inc. — Class A	595	(0.53)%	(5,407)
VF Corp.	4,705	(1.04)%	(5,851)
Floor & Decor Holdings, Inc. — Class A	669	(0.80)%	(14,998)
Copart, Inc.	1,030	(1.09)%	(28,122)
Total Consumer, Cyclical			(44,508)
Basic Materials
Hecla Mining Co.	7,607	(0.45)%	7,048
Royal Gold, Inc.	462	(0.61)%	4,440

ATI, Inc.	1,270	(0.65)%	(8,452)
Carpenter Technology Corp.	963	(0.63)%	(16,354)
Total Basic Materials			(13,318)
Utilities
Avista Corp.	2,273	(1.03)%	9,465
California Water Service Group	1,149	(0.69)%	6,002
Spire, Inc.	850	(0.62)%	5,897
Sempra Energy	704	(1.19)%	4,962
Dominion Energy, Inc.	1,146	(0.69)%	4,476
Entergy Corp.	518	(0.58)%	3,737
CMS Energy Corp.	1,572	(1.07)%	1,397
UGI Corp.	2,330	(0.73)%	1,330
PG&E Corp.	5,439	(1.09)%	222
American Electric Power Company, Inc.	1,359	(1.32)%	(489)
Alliant Energy Corp.	1,771	(1.07)%	(498)
DTE Energy Co.	823	(1.05)%	(755)
Exelon Corp.	1,696	(0.80)%	(1,459)
Edison International	1,364	(1.10)%	(3,719)
Total Utilities			30,568
Technology
Evolent Health, Inc. — Class A	1,498	(0.52)%	1,212
Alteryx, Inc. — Class A	555	(0.29)%	(2,028)
KBR, Inc.	810	(0.61)%	(2,794)
Paycor HCM, Inc.	1,862	(0.51)%	(2,964)
Privia Health Group, Inc.	2,988	(0.90)%	(5,757)
Oracle Corp.	324	(0.45)%	(6,753)
Ceridian HCM Holding, Inc.	1,341	(1.04)%	(11,924)
Total Technology			(31,008)
Industrial
TD SYNNEX Corp.	697	(0.76)%	2,180
Waste Management, Inc.	571	(1.15)%	(910)
Boeing Co.	339	(0.83)%	(4,042)
MasTec, Inc.	377	(0.51)%	(6,747)
NV5 Global, Inc.	438	(0.56)%	(6,915)
Kirby Corp.	720	(0.64)%	(6,981)
Tetra Tech, Inc.	320	(0.61)%	(9,789)
Clean Harbors, Inc.	342	(0.65)%	(10,076)
Avnet, Inc.	2,139	(1.25)%	(14,513)
Casella Waste Systems, Inc. — Class A	869	(0.91)%	(19,298)
MSA Safety, Inc.	561	(1.13)%	(27,427)
Total Industrial			(104,535)
Communications
Robinhood Markets, Inc. — Class A	2,146	(0.25)%	(698)
Palo Alto Networks, Inc.	97	(0.29)%	(869)
Chewy, Inc. — Class A	968	(0.44)%	(3,355)
DoorDash, Inc. — Class A	670	(0.59)%	(7,545)
Uber Technologies, Inc.	586	(0.29)%	(8,643)
Total Communications			(21,110)
Energy
NOV, Inc.	4,028	(0.75)%	17,429
Noble Corporation plc	990	(0.47)%	(3,102)
Valaris Ltd.	759	(0.55)%	(7,370)
Tidewater, Inc.	810	(0.52)%	(9,898)
Hess Corp.	874	(1.37)%	(10,465)
Schlumberger N.V.	2,253	(1.28)%	(14,866)
Total Energy			(28,272)
Total MS Equity Short Custom Basket			$(264,447)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2023.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,239,175	$—	$—	$14,239,175
Money Market Fund	848,772	—	—	848,772
Equity Custom Basket Swap Agreements**	—	1,045,798	—	1,045,798
Total Assets	$15,087,947	$1,045,798	$—	$16,133,745

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$528,562	$—	$528,562

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 70.5%
Industrial - 17.2%
Hubbell, Inc.	189	$62,665
Builders FirstSource, Inc.*	453	61,608
Graco, Inc.	595	51,378
Jabil, Inc.	469	50,619
Carlisle Companies, Inc.	180	46,176
AECOM	491	41,583
Owens Corning	318	41,499
Lincoln Electric Holdings, Inc.	203	40,322
Toro Co.	368	37,407
Lennox International, Inc.	114	37,172
Crown Holdings, Inc.	424	36,833
Regal Rexnord Corp.	234	36,012
Cognex Corp.	610	34,172
Saia, Inc.*	94	32,186
Fortune Brands Innovations, Inc.	447	32,162
Knight-Swift Transportation Holdings, Inc.	569	31,614
EMCOR Group, Inc.	168	31,043
Tetra Tech, Inc.	188	30,783
nVent Electric plc	585	30,227
TopBuild Corp.*	112	29,794
Clean Harbors, Inc.*	178	29,269
AGCO Corp.	219	28,781
Arrow Electronics, Inc.*	199	28,503
Middleby Corp.*	189	27,940
ITT, Inc.	291	27,124
Berry Global Group, Inc.	421	27,087
AptarGroup, Inc.	231	26,764
Donaldson Company, Inc.	428	26,754
National Instruments Corp.	464	26,634
Graphic Packaging Holding Co.	1,085	26,072
Littelfuse, Inc.	88	25,635
Woodward, Inc.	212	25,209
Trex Company, Inc.*	384	25,175
Advanced Drainage Systems, Inc.	221	25,145
Coherent Corp.*	492	25,082
MasTec, Inc.*	211	24,892
Curtiss-Wright Corp.	135	24,794
Landstar System, Inc.	127	24,453
XPO, Inc.*	409	24,131
Eagle Materials, Inc.	127	23,675
Chart Industries, Inc.*	148	23,649
Novanta, Inc.*	126	23,197
BWX Technologies, Inc.	323	23,117
Hexcel Corp.	298	22,654
MSA Safety, Inc.	130	22,615
Universal Display Corp.	154	22,196
Valmont Industries, Inc.	74	21,538
Timken Co.	233	21,327
UFP Industries, Inc.	219	21,254
Simpson Manufacturing Company, Inc.	151	20,913
Sonoco Products Co.	346	20,421
Oshkosh Corp.	231	20,002
Louisiana-Pacific Corp.	254	19,045
Acuity Brands, Inc.	112	18,265
Watts Water Technologies, Inc. — Class A	97	17,822
Vontier Corp.	550	17,716
Flowserve Corp.	463	17,201
Exponent, Inc.	180	16,797
Kirby Corp.*	212	16,313
Avnet, Inc.	323	16,295
GATX Corp.	125	16,092
EnerSys	144	15,627
Crane Co.	170	15,150
Stericycle, Inc.*	326	15,139
MDU Resources Group, Inc.	719	15,056
Fluor Corp.*	506	14,978
Belden, Inc.	150	14,348
Terex Corp.	239	14,300
Ryder System, Inc.	164	13,906
Silgan Holdings, Inc.	296	13,879
TD SYNNEX Corp.	147	13,818
Vishay Intertechnology, Inc.	451	13,259
Esab Corp.	183	12,177
Werner Enterprises, Inc.	208	9,189
Energizer Holdings, Inc.	235	7,891
Knife River Corp.*	180	7,830
Worthington Industries, Inc.	107	7,433
Mercury Systems, Inc.*	206	7,126
Greif, Inc. — Class A	92	6,338
Vicor Corp.*	79	4,266
Total Industrial		1,958,513
Financial - 14.2%
Life Storage, Inc. REIT	301	40,021
Rexford Industrial Realty, Inc. REIT	710	37,076
CubeSmart REIT	793	35,415
Annaly Capital Management, Inc. REIT	1,744	34,897
RenaissanceRe Holdings Ltd.	177	33,014
Reinsurance Group of America, Inc. — Class A	235	32,592
Unum Group	654	31,196
Lamar Advertising Co. — Class A REIT	309	30,668
Interactive Brokers Group, Inc. — Class A	364	30,238
American Financial Group, Inc.	247	29,331
Kinsale Capital Group, Inc.	77	28,813
New York Community Bancorp, Inc.	2,550	28,662
NNN REIT, Inc. REIT	643	27,514
EastGroup Properties, Inc. REIT	157	27,255
East West Bancorp, Inc.	500	26,395
Jones Lang LaSalle, Inc.*	169	26,330
Omega Healthcare Investors, Inc. REIT	828	25,411
Healthcare Realty Trust, Inc. REIT	1,345	25,367
Primerica, Inc.	128	25,313
Voya Financial, Inc.	347	24,883
First Industrial Realty Trust, Inc. REIT	467	24,583
Cullen/Frost Bankers, Inc.	227	24,409
Old Republic International Corp.	962	24,214
Brixmor Property Group, Inc. REIT	1,061	23,342
Webster Financial Corp.	617	23,292

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 70.5% (continued)
Financial - 14.2% (continued)
STAG Industrial, Inc. REIT	633	$22,712
Stifel Financial Corp.	375	22,376
Jefferies Financial Group, Inc.	659	21,859
Agree Realty Corp. REIT	329	21,513
First Horizon Corp.	1,899	21,402
Starwood Property Trust, Inc. REIT	1,102	21,379
SEI Investments Co.	358	21,344
First American Financial Corp.	365	20,812
Selective Insurance Group, Inc.	214	20,533
Spirit Realty Capital, Inc. REIT	499	19,651
Medical Properties Trust, Inc. REIT[1]	2,113	19,566
Commerce Bancshares, Inc.	401	19,529
RLI Corp.	143	19,515
Affiliated Managers Group, Inc.	127	19,036
Apartment Income REIT Corp.	527	19,019
Prosperity Bancshares, Inc.	333	18,808
Essent Group Ltd.	379	17,737
SouthState Corp.	268	17,634
Kite Realty Group Trust REIT	775	17,314
Rayonier, Inc. REIT	523	16,422
MGIC Investment Corp.	1,012	15,980
Wintrust Financial Corp.	216	15,686
Synovus Financial Corp.	516	15,609
Western Union Co.	1,322	15,507
Evercore, Inc. — Class A	125	15,449
Pinnacle Financial Partners, Inc.	271	15,352
Bank OZK	381	15,301
Home BancShares, Inc.	666	15,185
Columbia Banking System, Inc.	736	14,926
PotlatchDeltic Corp. REIT	282	14,904
FNB Corp.	1,275	14,586
Independence Realty Trust, Inc. REIT	792	14,430
Old National Bancorp	1,033	14,400
Hanover Insurance Group, Inc.	126	14,242
United Bankshares, Inc.	475	14,093
SLM Corp.	856	13,970
First Financial Bankshares, Inc.	459	13,077
Janus Henderson Group plc	468	12,753
Cadence Bank	645	12,668
EPR Properties REIT	266	12,449
Cousins Properties, Inc. REIT	536	12,221
Glacier Bancorp, Inc.	392	12,219
Physicians Realty Trust REIT	842	11,780
Hancock Whitney Corp.	304	11,667
Valley National Bancorp	1,489	11,540
Kilroy Realty Corp. REIT	372	11,193
Brighthouse Financial, Inc.*	236	11,175
Kemper Corp.	226	10,907
Federated Hermes, Inc. — Class B	300	10,755
Vornado Realty Trust REIT	569	10,322
National Storage Affiliates Trust REIT	290	10,101
Park Hotels & Resorts, Inc. REIT	762	9,769
Sabra Health Care REIT, Inc. REIT	816	9,604
CNO Financial Group, Inc.	405	9,586
Corporate Office Properties Trust REIT	397	9,429
UMB Financial Corp.	154	9,379
Highwoods Properties, Inc. REIT	372	8,895
Texas Capital Bancshares, Inc.*	169	8,703
Associated Banc-Corp.	533	8,650
Cathay General Bancorp	256	8,241
International Bancshares Corp.	186	8,221
Total Financial		1,623,316
Consumer, Non-cyclical - 11.5%
Penumbra, Inc.*	135	46,448
Shockwave Medical, Inc.*	129	36,818
United Therapeutics Corp.*	165	36,424
Darling Ingredients, Inc.*	564	35,978
US Foods Holding Corp.*	800	35,200
Service Corporation International	534	34,491
Performance Food Group Co.*	551	33,192
Neurocrine Biosciences, Inc.*	345	32,534
Tenet Healthcare Corp.*	360	29,297
Chemed Corp.	53	28,709
Masimo Corp.*	171	28,138
Jazz Pharmaceuticals plc*	226	28,017
WEX, Inc.*	151	27,493
Paylocity Holding Corp.*	146	26,941
GXO Logistics, Inc.*	420	26,384
Bruker Corp.	352	26,020
Repligen Corp.*	183	25,887
Acadia Healthcare Company, Inc.*	325	25,883
Ingredion, Inc.	233	24,686
Encompass Health Corp.	354	23,969
FTI Consulting, Inc.*	120	22,824
Exelixis, Inc.*	1,150	21,976
Celsius Holdings, Inc.*	144	21,483
Medpace Holdings, Inc.*	87	20,895
Lantheus Holdings, Inc.*	241	20,225
Envista Holdings Corp.*	578	19,560
Euronet Worldwide, Inc.*	166	19,484
Avis Budget Group, Inc.*	84	19,208
HealthEquity, Inc.*	302	19,068
Option Care Health, Inc.*	584	18,974
BellRing Brands, Inc.*	469	17,165
H&R Block, Inc.	538	17,146
Flowers Foods, Inc.	681	16,943
Globus Medical, Inc. — Class A*	282	16,790
Halozyme Therapeutics, Inc.*	465	16,773
Neogen Corp.*	764	16,617
Post Holdings, Inc.*	189	16,377
Perrigo Company plc	478	16,228
Coty, Inc. — Class A*	1,295	15,916
QuidelOrtho Corp.*	191	15,826
Syneos Health, Inc.*	366	15,423
Haemonetics Corp.*	178	15,155
Insperity, Inc.	127	15,108
ManpowerGroup, Inc.	178	14,133
Lancaster Colony Corp.	70	14,076
Arrowhead Pharmaceuticals, Inc.*	378	13,479
Sprouts Farmers Market, Inc.*	364	13,370
ASGN, Inc.*	174	13,160

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 70.5% (continued)
Consumer, Non-cyclical - 11.5% (continued)
ICU Medical, Inc.*	71	$12,652
Omnicell, Inc.*	159	11,714
Grand Canyon Education, Inc.*	109	11,250
Brink's Co.	164	11,124
Enovis Corp.*	169	10,836
Azenta, Inc.*	230	10,736
Progyny, Inc.*	270	10,622
Inari Medical, Inc.*	182	10,581
Amedisys, Inc.*	115	10,516
Integra LifeSciences Holdings Corp.*	252	10,365
Hertz Global Holdings, Inc.*	557	10,243
Patterson Companies, Inc.	307	10,211
Boston Beer Company, Inc. — Class A*	33	10,179
Coca-Cola Consolidated, Inc.	16	10,176
LivaNova plc*	190	9,772
Grocery Outlet Holding Corp.*	316	9,673
Helen of Troy Ltd.*	85	9,182
STAAR Surgical Co.*	171	8,989
R1 RCM, Inc.*	487	8,985
Graham Holdings Co. — Class B	13	7,429
Sotera Health Co.*	349	6,575
Pilgrim's Pride Corp.*	159	3,417
Total Consumer, Non-cyclical		1,311,118
Consumer, Cyclical - 11.2%
Deckers Outdoor Corp.*	93	49,072
Watsco, Inc.	118	45,013
Aramark	920	39,606
Five Below, Inc.*	197	38,718
Churchill Downs, Inc.	233	32,427
Casey's General Stores, Inc.	132	32,192
BJ's Wholesale Club Holdings, Inc.*	475	29,930
Lear Corp.	208	29,858
Lithia Motors, Inc. — Class A	97	29,499
Williams-Sonoma, Inc.	232	29,032
Toll Brothers, Inc.	364	28,781
Dick's Sporting Goods, Inc.	217	28,685
WESCO International, Inc.	159	28,471
Texas Roadhouse, Inc. — Class A	237	26,610
Skechers USA, Inc. — Class A*	474	24,961
Crocs, Inc.*	219	24,624
Mattel, Inc.*	1,250	24,425
Tempur Sealy International, Inc.	608	24,363
Gentex Corp.	825	24,139
Autoliv, Inc.	273	23,216
Polaris, Inc.	189	22,856
Light & Wonder, Inc. — Class A*	322	22,141
Murphy USA, Inc.	71	22,089
Brunswick Corp.	250	21,660
GameStop Corp. — Class A*,1	893	21,655
Wingstop, Inc.	106	21,217
Wyndham Hotels & Resorts, Inc.	303	20,777
RH*	63	20,764
Planet Fitness, Inc. — Class A*	300	20,232
Univar Solutions, Inc.*	557	19,963
Thor Industries, Inc.	189	19,562
PVH Corp.	222	18,863
Boyd Gaming Corp.	271	18,799
Taylor Morrison Home Corp. — Class A*	385	18,776
AutoNation, Inc.*	111	18,272
Harley-Davidson, Inc.	462	16,267
Fox Factory Holding Corp.*	149	16,168
Marriott Vacations Worldwide Corp.	130	15,953
Capri Holdings Ltd.*	444	15,935
MSC Industrial Direct Company, Inc. — Class A	167	15,912
Macy's, Inc.	962	15,440
KB Home	284	14,686
Visteon Corp.*	100	14,361
Leggett & Platt, Inc.	470	13,921
Goodyear Tire & Rubber Co.*	1,001	13,694
Penn Entertainment, Inc.*	544	13,072
Wendy's Co.	595	12,941
Adient plc*	334	12,799
Hilton Grand Vacations, Inc.*	271	12,314
FirstCash Holdings, Inc.	130	12,133
YETI Holdings, Inc.*	306	11,885
Ollie's Bargain Outlet Holdings, Inc.*	203	11,760
Choice Hotels International, Inc.	94	11,047
Travel + Leisure Co.	269	10,852
JetBlue Airways Corp.*	1,158	10,260
Topgolf Callaway Brands Corp.*	492	9,766
Carter's, Inc.	133	9,656
Columbia Sportswear Co.	125	9,655
Scotts Miracle-Gro Co. — Class A	145	9,090
Kohl's Corp.	391	9,013
Nordstrom, Inc.[1]	399	8,168
Papa John's International, Inc.	105	7,752
Foot Locker, Inc.	280	7,591
Gap, Inc.	753	6,724
Under Armour, Inc. — Class A*	666	4,809
Under Armour, Inc. — Class C*	670	4,496
Total Consumer, Cyclical		1,279,368
Technology - 6.0%
Lattice Semiconductor Corp.*	486	46,690
Manhattan Associates, Inc.*	219	43,774
Super Micro Computer, Inc.*	161	40,129
Dynatrace, Inc.*	766	39,426
KBR, Inc.	479	31,164
CACI International, Inc. — Class A*	80	27,267
Dropbox, Inc. — Class A*	960	25,603
Wolfspeed, Inc.*	440	24,460
ZoomInfo Technologies, Inc. — Class A*	952	24,171
Genpact Ltd.	598	22,467
MKS Instruments, Inc.	203	21,944
Science Applications International Corp.	191	21,484
Power Integrations, Inc.	203	19,218
Teradata Corp.*	357	19,067
Maximus, Inc.	215	18,170
Silicon Laboratories, Inc.*	113	17,825
ExlService Holdings, Inc.*	117	17,674
Aspen Technology, Inc.*	103	17,264

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 70.5% (continued)
Technology - 6.0% (continued)
Cirrus Logic, Inc.*	195	$15,797
Qualys, Inc.*	119	15,371
IPG Photonics Corp.*	110	14,940
Doximity, Inc. — Class A*	419	14,255
Lumentum Holdings, Inc.*	243	13,785
NCR Corp.*	496	12,499
Concentrix Corp.	151	12,193
MACOM Technology Solutions Holdings, Inc.*	183	11,992
Synaptics, Inc.*	140	11,953
Envestnet, Inc.*	192	11,395
Blackbaud, Inc.*	160	11,389
CommVault Systems, Inc.*	155	11,256
Amkor Technology, Inc.	356	10,591
Allegro MicroSystems, Inc.*	230	10,382
Kyndryl Holdings, Inc.*	723	9,602
Crane NXT Co.	170	9,595
ACI Worldwide, Inc.*	383	8,874
Xerox Holdings Corp.	399	5,941
Total Technology		689,607
Basic Materials - 3.4%
Reliance Steel & Aluminum Co.	208	56,491
RPM International, Inc.	455	40,827
Cleveland-Cliffs, Inc.*	1,819	30,486
Royal Gold, Inc.	232	26,629
Axalta Coating Systems Ltd.*	782	25,658
Olin Corp.	425	21,841
Commercial Metals Co.	414	21,801
Alcoa Corp.	630	21,376
United States Steel Corp.	800	20,008
Chemours Co.	527	19,441
Valvoline, Inc.	491	18,417
Ashland, Inc.	172	14,949
Westlake Corp.	122	14,575
Cabot Corp.	198	13,244
Avient Corp.	302	12,352
Sensient Technologies Corp.	149	10,598
NewMarket Corp.	23	9,249
MP Materials Corp.*,1	326	7,459
Total Basic Materials		385,401
Energy - 3.1%
Ovintiv, Inc.	864	32,892
Range Resources Corp.	852	25,049
Southwestern Energy Co.*	3,889	23,373
Chord Energy Corp.	147	22,609
Antero Resources Corp.*	975	22,454
NOV, Inc.	1,390	22,296
PDC Energy, Inc.	309	21,982
ChampionX Corp.	699	21,697
Matador Resources Co.	400	20,928
HF Sinclair Corp.	455	20,298
Murphy Oil Corp.	518	19,839
DT Midstream, Inc.	342	16,953
PBF Energy, Inc. — Class A	387	15,844
Equitrans Midstream Corp.	1,530	14,627
Antero Midstream Corp.	1,186	13,757
Sunrun, Inc.*	761	13,592
Valaris Ltd.*	212	13,341
CNX Resources Corp.*	585	10,366
Total Energy		351,897
Utilities - 2.3%
Essential Utilities, Inc.	850	33,924
OGE Energy Corp.	707	25,388
UGI Corp.	739	19,931
IDACORP, Inc.	179	18,365
National Fuel Gas Co.	324	16,640
New Jersey Resources Corp.	342	16,142
Portland General Electric Co.	341	15,969
ONE Gas, Inc.	196	15,055
Ormat Technologies, Inc.	186	14,966
Southwest Gas Holdings, Inc.	232	14,767
Black Hills Corp.	235	14,161
Hawaiian Electric Industries, Inc.	387	14,010
PNM Resources, Inc.	303	13,665
NorthWestern Corp.	211	11,976
Spire, Inc.	186	11,800
ALLETE, Inc.	202	11,710
Total Utilities		268,469
Communications - 1.6%
Iridium Communications, Inc.	445	27,643
New York Times Co. — Class A	579	22,801
Ciena Corp.*	527	22,392
Nexstar Media Group, Inc. — Class A	127	21,152
World Wrestling Entertainment, Inc. — Class A	153	16,596
Frontier Communications Parent, Inc.*	789	14,707
TEGNA, Inc.	795	12,911
Ziff Davis, Inc.*	167	11,700
Cable One, Inc.	17	11,170
Calix, Inc.*	204	10,182
TripAdvisor, Inc.*	374	6,167
Total Communications		177,421
Total Common Stocks
(Cost $6,850,019)		8,045,110

MUTUAL FUNDS† - 9.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	88,750	863,542
Guggenheim Strategy Fund II2	9,844	238,412
Total Mutual Funds
(Cost $1,123,598)		1,101,954

	Face Amount
U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
5.00% due 08/03/23[3,4]	$200,000	199,119

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.5% (continued)
5.11% due 07/18/23[4]	$88,000	$87,816
Total U.S. Treasury Bills
(Cost $286,867)		286,935

REPURCHASE AGREEMENTS††,5 - 13.5%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[3]	839,369	839,369
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	369,280	369,280
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	335,709	335,709
Total Repurchase Agreements
(Cost $1,544,358)		1,544,358

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[7]	44,046	44,046
Total Securities Lending Collateral
(Cost $44,046)		44,046
Total Investments - 96.6%
(Cost $9,848,888)		$11,022,403
Other Assets & Liabilities, net - 3.4%		384,828
Total Net Assets - 100.0%		$11,407,231

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	5.32% (Federal Funds Rate + 0.25%)	At Maturity	09/21/23	2,155	$5,650,108	$100,125
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.41% (SOFR + 0.35%)	At Maturity	09/20/23	1,025	2,686,695	77,426
BNP Paribas	S&P MidCap 400 Index	Pay	5.52% (Federal Funds Rate + 0.45%)	At Maturity	09/21/23	265	693,713	12,435
							$9,030,516	$189,986

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,045,110	$—	$—	$8,045,110
Mutual Funds	1,101,954	—	—	1,101,954
U.S. Treasury Bills	—	286,935	—	286,935
Repurchase Agreements	—	1,544,358	—	1,544,358
Securities Lending Collateral	44,046	—	—	44,046
Equity Index Swap Agreements**	—	189,986	—	189,986
Total Assets	$9,191,110	$2,021,279	$—	$11,212,389

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$238,314	$–	$–	$–	$98	$238,412	9,844	$3,239
Guggenheim Ultra Short Duration Fund — Institutional Class	861,767	–	–	–	1,775	863,542	88,750	11,525
	$1,100,081	$–	$–	$–	$1,873	$1,101,954		$14,764

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 84.2%
Technology - 42.3%
Microsoft Corp.	167,391	$57,003,331
Apple, Inc.	285,983	55,472,122
NVIDIA Corp.	72,438	30,642,723
Broadcom, Inc.	12,228	10,606,934
Adobe, Inc.*	13,453	6,578,383
Advanced Micro Devices, Inc.*	47,228	5,379,742
Texas Instruments, Inc.	26,619	4,791,952
Intel Corp.	122,324	4,090,515
QUALCOMM, Inc.	32,670	3,889,037
Intuit, Inc.	8,213	3,763,114
Applied Materials, Inc.	24,627	3,559,587
Analog Devices, Inc.	14,705	2,864,681
Lam Research Corp.	3,940	2,532,868
Micron Technology, Inc.	32,095	2,025,515
KLA Corp.	4,024	1,951,720
Activision Blizzard, Inc.*	23,056	1,943,621
Synopsys, Inc.*	4,462	1,942,799
Cadence Design Systems, Inc.*	7,997	1,875,456
ASML Holding N.V. — Class G	2,574	1,865,507
Fortinet, Inc.*	23,027	1,740,611
NXP Semiconductor N.V.	7,618	1,559,252
Marvell Technology, Inc.	25,222	1,507,771
Microchip Technology, Inc.	15,995	1,432,992
Workday, Inc. — Class A*	6,041	1,364,602
Autodesk, Inc.*	6,281	1,285,155
ON Semiconductor Corp.*	12,666	1,197,950
Paychex, Inc.	10,573	1,182,802
GLOBALFOUNDRIES, Inc.*,1	16,064	1,037,413
Electronic Arts, Inc.	7,998	1,037,341
Cognizant Technology Solutions Corp. — Class A	14,883	971,562
Crowdstrike Holdings, Inc. — Class A*	6,573	965,377
Datadog, Inc. — Class A*	8,689	854,824
ANSYS, Inc.*	2,542	839,546
Atlassian Corp. — Class A*	4,454	747,426
Zscaler, Inc.*	4,256	622,653
Zoom Video Communications, Inc. — Class A*	7,357	499,393
Total Technology		221,626,277
Communications - 22.4%
Amazon.com, Inc.*	231,949	30,236,872
Meta Platforms, Inc. — Class A*	64,877	18,618,401
Alphabet, Inc. — Class A*	136,888	16,385,494
Alphabet, Inc. — Class C*	132,791	16,063,727
Cisco Systems, Inc.	119,511	6,183,499
Netflix, Inc.*	13,037	5,742,668
Comcast Corp. — Class A	121,984	5,068,435
T-Mobile US, Inc.*	35,189	4,887,752
Booking Holdings, Inc.*	1,083	2,924,457
Palo Alto Networks, Inc.*	8,970	2,291,925
MercadoLibre, Inc.*	1,472	1,743,731
Charter Communications, Inc. — Class A*	4,416	1,622,306
Airbnb, Inc. — Class A*	12,095	1,550,095
PDD Holdings, Inc. ADR*	17,907	1,238,090
Warner Bros Discovery, Inc.*	71,444	895,908
eBay, Inc.	15,682	700,829
Sirius XM Holdings, Inc.[1]	113,451	513,933
JD.com, Inc. ADR	13,315	454,441
Total Communications		117,122,563
Consumer, Non-cyclical - 9.2%
PepsiCo, Inc.	40,404	7,483,629
Intuitive Surgical, Inc.*	10,276	3,513,775
Amgen, Inc.	15,670	3,479,053
Mondelez International, Inc. — Class A	39,939	2,913,151
Gilead Sciences, Inc.	36,581	2,819,298
Automatic Data Processing, Inc.	12,116	2,662,976
Vertex Pharmaceuticals, Inc.*	7,554	2,658,328
Regeneron Pharmaceuticals, Inc.*	3,164	2,273,461
PayPal Holdings, Inc.*	32,721	2,183,472
Monster Beverage Corp.*	30,697	1,763,236
Cintas Corp.	2,983	1,482,790
Dexcom, Inc.*	11,368	1,460,902
Moderna, Inc.*	11,180	1,358,370
Keurig Dr Pepper, Inc.	41,169	1,287,354
Kraft Heinz Co.	35,992	1,277,716
AstraZeneca plc ADR	17,359	1,242,383
IDEXX Laboratories, Inc.*	2,434	1,222,428
Biogen, Inc.*	4,245	1,209,188
GE HealthCare Technologies, Inc.	13,334	1,083,254
CoStar Group, Inc.*	11,982	1,066,398
Seagen, Inc.*	5,499	1,058,338
Verisk Analytics, Inc. — Class A	4,246	959,723
Illumina, Inc.*	4,637	869,391
Align Technology, Inc.*	2,244	793,568
Total Consumer, Non-cyclical		48,122,182
Consumer, Cyclical - 7.7%
Tesla, Inc.*	71,650	18,755,820
Costco Wholesale Corp.	13,006	7,002,170
Starbucks Corp.	33,621	3,330,496
O'Reilly Automotive, Inc.*	1,786	1,706,166
Marriott International, Inc. — Class A	8,938	1,641,821
Lululemon Athletica, Inc.*	3,584	1,356,544
PACCAR, Inc.	15,326	1,282,020
Copart, Inc.*	14,002	1,277,122
Ross Stores, Inc.	10,031	1,124,776
Fastenal Co.	16,747	987,906
Dollar Tree, Inc.*	6,463	927,441
Walgreens Boots Alliance, Inc.	25,303	720,883
Lucid Group, Inc.*,1	53,793	370,634
Total Consumer, Cyclical		40,483,799
Industrial - 1.4%
Honeywell International, Inc.	19,522	4,050,815
CSX Corp.	59,623	2,033,144
Old Dominion Freight Line, Inc.	3,216	1,189,116
Total Industrial		7,273,075
Utilities - 0.8%
American Electric Power Company, Inc.	15,097	1,271,167
Exelon Corp.	29,168	1,188,304
Xcel Energy, Inc.	16,140	1,003,424
Constellation Energy Corp.	9,514	871,007
Total Utilities		4,333,902

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 84.2% (continued)
Energy - 0.4%
Baker Hughes Co.	29,690	$938,501
Diamondback Energy, Inc.	5,311	697,653
Enphase Energy, Inc.*	4,020	673,270
Total Energy		2,309,424
Total Common Stocks
(Cost $338,982,611)		441,271,222

MUTUAL FUNDS† - 1.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	363,006	3,532,047
Guggenheim Strategy Fund II2	140,153	3,394,514
Total Mutual Funds
(Cost $6,977,593)		6,926,561

	Face Amount
U.S. TREASURY BILLS†† - 5.8%
U.S. Treasury Bills
5.00% due 08/03/23[3,4]	$19,700,000	19,613,251
5.11% due 07/18/23[4,5]	4,417,000	4,407,757
5.10% due 08/03/23[3,4]	3,200,000	3,185,909
5.05% due 08/03/23[3,4]	2,000,000	1,991,193
5.05% due 08/03/23[3,4]	1,000,000	995,596
Total U.S. Treasury Bills
(Cost $30,187,055)		30,193,706

REPURCHASE AGREEMENTS††,6 - 6.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[3]	17,159,628	17,159,628
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	7,549,371	7,549,371
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	6,863,065	6,863,065
Total Repurchase Agreements
(Cost $31,572,064)		31,572,064

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[8]	1,423,403	1,423,403
Total Securities Lending Collateral
(Cost $1,423,403)		1,423,403
Total Investments - 97.6%
(Cost $409,142,726)		$511,386,956
Other Assets & Liabilities, net - 2.4%		12,409,095
Total Net Assets - 100.0%		$523,796,051

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	123	Sep 2023	$37,714,875	$1,221,996

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.56% (SOFR + 0.50%)	At Maturity	09/20/23	18,837	$285,933,500	$8,747,926
Goldman Sachs International	NASDAQ-100 Index	Pay	5.57% (Federal Funds Rate + 0.50%)	At Maturity	09/21/23	14,769	224,176,144	2,708,264
BNP Paribas	NASDAQ-100 Index	Pay	5.72% (Federal Funds Rate + 0.65%)	At Maturity	09/21/23	3,875	58,825,881	904,139
							$568,935,525	$12,360,329

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Affiliated issuer.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$441,271,222	$—	$—	$441,271,222
Mutual Funds	6,926,561	—	—	6,926,561
U.S. Treasury Bills	—	30,193,706	—	30,193,706
Repurchase Agreements	—	31,572,064	—	31,572,064
Securities Lending Collateral	1,423,403	—	—	1,423,403
Equity Futures Contracts**	1,221,996	—	—	1,221,996
Equity Index Swap Agreements**	—	12,360,329	—	12,360,329
Total Assets	$450,843,182	$74,126,099	$—	$524,969,281

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,393,112	$–	$–	$–	$1,402	$3,394,514	140,153	$46,119
Guggenheim Ultra Short Duration Fund — Institutional Class	3,524,787	–	–	–	7,260	3,532,047	363,006	47,140
	$6,917,899	$–	$–	$–	$8,662	$6,926,561		$93,259

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 95.2%
Technology - 47.8%
Microsoft Corp.	573,212	$195,201,614
Apple, Inc.	979,323	189,959,283
NVIDIA Corp.	248,057	104,933,072
Broadcom, Inc.	41,871	36,320,162
Adobe, Inc.*	46,066	22,525,813
Advanced Micro Devices, Inc.*	161,726	18,422,209
Texas Instruments, Inc.	91,154	16,409,543
Intel Corp.	418,886	14,007,548
QUALCOMM, Inc.	111,877	13,317,838
Intuit, Inc.	28,126	12,887,052
Applied Materials, Inc.	84,334	12,189,636
Analog Devices, Inc.	50,356	9,809,852
Lam Research Corp.	13,492	8,673,467
Micron Technology, Inc.	109,908	6,936,294
KLA Corp.	13,779	6,683,091
Activision Blizzard, Inc.*	78,952	6,655,654
Synopsys, Inc.*	15,281	6,653,500
Cadence Design Systems, Inc.*	27,385	6,422,330
ASML Holding N.V. — Class G	8,814	6,387,946
Fortinet, Inc.*	78,856	5,960,725
NXP Semiconductor N.V.	26,085	5,339,078
Marvell Technology, Inc.	86,368	5,163,079
Microchip Technology, Inc.	54,772	4,907,023
Workday, Inc. — Class A*	20,688	4,673,212
Autodesk, Inc.*	21,507	4,400,547
ON Semiconductor Corp.*	43,372	4,102,124
Paychex, Inc.	36,205	4,050,253
GLOBALFOUNDRIES, Inc.*,1	55,010	3,552,546
Electronic Arts, Inc.	27,388	3,552,224
Cognizant Technology Solutions Corp. — Class A	50,965	3,326,995
Crowdstrike Holdings, Inc. — Class A*	22,508	3,305,750
Datadog, Inc. — Class A*	29,754	2,927,199
ANSYS, Inc.*	8,703	2,874,340
Atlassian Corp. — Class A*	15,253	2,559,606
Zscaler, Inc.*	14,574	2,132,176
Zoom Video Communications, Inc. — Class A*	25,195	1,710,237
Total Technology		758,933,018
Communications - 25.3%
Amazon.com, Inc.*	794,286	103,543,123
Meta Platforms, Inc. — Class A*	222,162	63,756,051
Alphabet, Inc. — Class A*	468,756	56,110,093
Alphabet, Inc. — Class C*	454,725	55,008,083
Cisco Systems, Inc.	409,251	21,174,647
Netflix, Inc.*	44,644	19,665,236
Comcast Corp. — Class A	417,719	17,356,225
T-Mobile US, Inc.*	120,503	16,737,867
Booking Holdings, Inc.*	3,709	10,015,524
Palo Alto Networks, Inc.*	30,716	7,848,245
MercadoLibre, Inc.*	5,042	5,972,753
Charter Communications, Inc. — Class A*	15,122	5,555,369
Airbnb, Inc. — Class A*	41,417	5,308,003
PDD Holdings, Inc. ADR*	61,323	4,239,872
Warner Bros Discovery, Inc.*	244,654	3,067,961
eBay, Inc.	53,703	2,399,987
Sirius XM Holdings, Inc.[1]	388,496	1,759,887
JD.com, Inc. ADR	45,595	1,556,157
Total Communications		401,075,083
Consumer, Non-cyclical - 10.4%
PepsiCo, Inc.	138,359	25,626,854
Intuitive Surgical, Inc.*	35,190	12,032,869
Amgen, Inc.	53,661	11,913,815
Mondelez International, Inc. — Class A	136,768	9,975,858
Gilead Sciences, Inc.	125,269	9,654,482
Automatic Data Processing, Inc.	41,489	9,118,868
Vertex Pharmaceuticals, Inc.*	25,865	9,102,152
Regeneron Pharmaceuticals, Inc.*	10,835	7,785,381
PayPal Holdings, Inc.*	112,049	7,477,030
Monster Beverage Corp.*	105,119	6,038,036
Cintas Corp.	10,214	5,077,175
Dexcom, Inc.*	38,930	5,002,894
Moderna, Inc.*	38,284	4,651,506
Keurig Dr Pepper, Inc.	140,979	4,408,413
Kraft Heinz Co.	123,249	4,375,339
AstraZeneca plc ADR	59,444	4,254,407
IDEXX Laboratories, Inc.*	8,336	4,186,589
Biogen, Inc.*	14,536	4,140,580
GE HealthCare Technologies, Inc.	45,662	3,709,581
CoStar Group, Inc.*	41,029	3,651,581
Seagen, Inc.*	18,831	3,624,214
Verisk Analytics, Inc. — Class A	14,541	3,286,702
Illumina, Inc.*	15,878	2,976,966
Align Technology, Inc.*	7,684	2,717,370
Total Consumer, Non-cyclical		164,788,662
Consumer, Cyclical - 8.7%
Tesla, Inc.*	245,361	64,228,149
Costco Wholesale Corp.	44,538	23,978,368
Starbucks Corp.	115,131	11,404,877
O'Reilly Automotive, Inc.*	6,114	5,840,704
Marriott International, Inc. — Class A	30,606	5,622,016
Lululemon Athletica, Inc.*	12,273	4,645,331
PACCAR, Inc.	52,482	4,390,119
Copart, Inc.*	47,948	4,373,337
Ross Stores, Inc.	34,352	3,851,890
Fastenal Co.	57,349	3,383,018
Dollar Tree, Inc.*	22,133	3,176,085
Walgreens Boots Alliance, Inc.	86,649	2,468,630
Lucid Group, Inc.*,1	184,210	1,269,207
Total Consumer, Cyclical		138,631,731
Industrial - 1.6%
Honeywell International, Inc.	66,853	13,871,997
CSX Corp.	204,176	6,962,402
Old Dominion Freight Line, Inc.	11,012	4,071,687
Total Industrial		24,906,086
Utilities - 0.9%
American Electric Power Company, Inc.	51,699	4,353,056
Exelon Corp.	99,883	4,069,233
Xcel Energy, Inc.	55,271	3,436,198
Constellation Energy Corp.	32,580	2,982,699
Total Utilities		14,841,186

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 95.2% (continued)
Energy - 0.5%
Baker Hughes Co.	101,670	$3,213,789
Diamondback Energy, Inc.	18,187	2,389,044
Enphase Energy, Inc.*	13,763	2,305,027
Total Energy		7,907,860
Total Common Stocks
(Cost $443,489,403)		1,511,083,626

MUTUAL FUNDS† - 3.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,756,359	$26,819,376
Guggenheim Strategy Fund II2	575,584	13,940,655
Guggenheim Strategy Fund III[2]	370,504	8,984,717
Total Mutual Funds
(Cost $51,083,878)		49,744,748

	Face Amount
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
4.31% due 07/05/23[3]	$15,000,000	14,995,911
5.00% due 08/03/23[3,4]	1,000,000	995,596
5.11% due 07/18/23[3,5]	477,000	476,002
5.05% due 08/03/23[3,4]	400,000	398,239
5.05% due 08/03/23[3,4]	100,000	99,560
5.10% due 08/03/23[3,4]	50,000	49,780
Total U.S. Treasury Bills
(Cost $17,010,485)		17,015,088

REPURCHASE AGREEMENTS††,6 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[4]	5,575,767	5,575,767
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	2,453,056	2,453,056
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	2,230,051	2,230,051
Total Repurchase Agreements
(Cost $10,258,874)		10,258,874

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[8]	4,836,267	4,836,267
Total Securities Lending Collateral
(Cost $4,836,267)		4,836,267
Total Investments - 100.3%
(Cost $526,678,907)		$1,592,938,603
Other Assets & Liabilities, net - (0.3)%		(5,340,799)
Total Net Assets - 100.0%		$1,587,597,804

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	50	Sep 2023	$15,331,250	$202,919

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate		Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.57%	(Federal Funds Rate + 0.50%)	At Maturity	09/21/23	2,736	$41,529,897	$638,638
Barclays Bank plc	NASDAQ-100 Index	Pay	5.56%	(SOFR + 0.50%)	At Maturity	09/20/23	817	12,401,867	400,506
BNP Paribas	NASDAQ-100 Index	Pay	5.72%	(Federal Funds Rate + 0.65%)	At Maturity	09/21/23	492	7,472,664	114,850
								$61,404,428	$1,153,994

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,511,083,626	$—	$—	$1,511,083,626
Mutual Funds	49,744,748	—	—	49,744,748
U.S. Treasury Bills	—	17,015,088	—	17,015,088
Repurchase Agreements	—	10,258,874	—	10,258,874
Securities Lending Collateral	4,836,267	—	—	4,836,267
Equity Futures Contracts**	202,919	—	—	202,919
Equity Index Swap Agreements**	—	1,153,994	—	1,153,994
Total Assets	$1,565,867,560	$28,427,956	$—	$1,594,295,516

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$13,934,899	$–	$–	$–	$5,756	$13,940,655	575,584	$189,403
Guggenheim Strategy Fund III	8,984,717	–	–	–	–	8,984,717	370,504	119,750
Guggenheim Ultra Short Duration Fund — Institutional Class	29,758,082	–	(3,000,000)	(94,832)	156,126	26,819,376	2,756,359	377,200
	$52,677,698	$–	$(3,000,000)	$(94,832)	$161,882	$49,744,748		$686,353

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 82.2%
Technology - 22.5%
Apple, Inc.	83,850	$16,264,384
Microsoft Corp.	42,169	14,360,231
NVIDIA Corp.	14,026	5,933,279
Broadcom, Inc.	2,364	2,050,604
Adobe, Inc.*	2,601	1,271,863
Salesforce, Inc.*	5,552	1,172,916
Accenture plc — Class A	3,582	1,105,334
Advanced Micro Devices, Inc.*	9,133	1,040,340
Oracle Corp.	8,727	1,039,298
Texas Instruments, Inc.	5,148	926,743
Intel Corp.	23,655	791,023
QUALCOMM, Inc.	6,318	752,095
Intuit, Inc.	1,591	728,980
Applied Materials, Inc.	4,793	692,780
International Business Machines Corp.	5,150	689,121
ServiceNow, Inc.*	1,155	649,075
Analog Devices, Inc.	2,869	558,910
Lam Research Corp.	762	489,859
Fiserv, Inc.*	3,500	441,525
Micron Technology, Inc.	6,207	391,724
KLA Corp.	778	377,346
Synopsys, Inc.*	864	376,194
Cadence Design Systems, Inc.*	1,546	362,568
Activision Blizzard, Inc.*	4,057	342,005
NXP Semiconductor N.V.	1,472	301,289
Roper Technologies, Inc.	603	289,922
Fortinet, Inc.*	3,696	279,381
Microchip Technology, Inc.	3,107	278,356
Autodesk, Inc.*	1,214	248,397
ON Semiconductor Corp.*	2,449	231,626
MSCI, Inc. — Class A	454	213,058
Paychex, Inc.	1,819	203,492
Electronic Arts, Inc.	1,477	191,567
Cognizant Technology Solutions Corp. — Class A	2,877	187,811
Fidelity National Information Services, Inc.	3,360	183,792
ANSYS, Inc.*	491	162,163
HP, Inc.	4,916	150,970
Monolithic Power Systems, Inc.	255	137,759
Take-Two Interactive Software, Inc.*	899	132,297
Hewlett Packard Enterprise Co.	7,349	123,463
Fair Isaac Corp.*	141	114,099
Broadridge Financial Solutions, Inc.	669	110,806
Skyworks Solutions, Inc.	903	99,953
Tyler Technologies, Inc.*	237	98,703
Teradyne, Inc.	879	97,859
NetApp, Inc.	1,212	92,597
Paycom Software, Inc.	276	88,662
Zebra Technologies Corp. — Class A*	291	86,087
PTC, Inc.*	604	85,949
Akamai Technologies, Inc.*	863	77,558
EPAM Systems, Inc.*	328	73,718
Jack Henry & Associates, Inc.	413	69,107
Leidos Holdings, Inc.	778	68,837
Western Digital Corp.*	1,814	68,805
Seagate Technology Holdings plc	1,092	67,562
Ceridian HCM Holding, Inc.*	879	58,867
Qorvo, Inc.*	566	57,749
DXC Technology Co.*	1,291	34,496
Total Technology		57,574,954
Consumer, Non-cyclical - 16.6%
UnitedHealth Group, Inc.	5,280	2,537,779
Johnson & Johnson	14,738	2,439,434
Eli Lilly & Co.	4,468	2,095,403
Procter & Gamble Co.	13,367	2,028,308
Merck & Company, Inc.	14,391	1,660,578
PepsiCo, Inc.	7,813	1,447,124
AbbVie, Inc.	10,006	1,348,108
Coca-Cola Co.	22,073	1,329,236
Pfizer, Inc.	32,016	1,174,347
Thermo Fisher Scientific, Inc.	2,187	1,141,067
Abbott Laboratories	9,862	1,075,155
Danaher Corp.	3,766	903,840
Philip Morris International, Inc.	8,803	859,349
Bristol-Myers Squibb Co.	11,914	761,900
S&P Global, Inc.	1,860	745,655
Intuitive Surgical, Inc.*	1,987	679,435
Amgen, Inc.	3,030	672,721
Medtronic plc	7,545	664,715
Elevance Health, Inc.	1,344	597,126
Stryker Corp.	1,916	584,552
Mondelez International, Inc. — Class A	7,723	563,316
Gilead Sciences, Inc.	7,074	545,193
Automatic Data Processing, Inc.	2,343	514,968
Vertex Pharmaceuticals, Inc.*	1,460	513,789
CVS Health Corp.	7,271	502,644
Cigna Group	1,677	470,566
Altria Group, Inc.	10,123	458,572
Zoetis, Inc.	2,621	451,363
Boston Scientific Corp.*	8,154	441,050
Regeneron Pharmaceuticals, Inc.*	612	439,746
Becton Dickinson and Co.	1,611	425,320
PayPal Holdings, Inc.*	6,328	422,268
Colgate-Palmolive Co.	4,705	362,473
HCA Healthcare, Inc.	1,170	355,072
McKesson Corp.	768	328,174
Edwards Lifesciences Corp.*	3,437	324,212
Humana, Inc.	709	317,015
Moody's Corp.	895	311,209
Dexcom, Inc.*	2,198	282,465
Kimberly-Clark Corp.	1,913	264,109
Estee Lauder Companies, Inc. — Class A	1,315	258,240
General Mills, Inc.	3,331	255,488
Monster Beverage Corp.*	4,333	248,887
Cintas Corp.	490	243,569
IQVIA Holdings, Inc.*	1,052	236,458
IDEXX Laboratories, Inc.*	470	236,048
Biogen, Inc.*	820	233,577
Archer-Daniels-Midland Co.	3,089	233,404
Corteva, Inc.	4,032	231,034
Moderna, Inc.*	1,859	225,869

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 82.2% (continued)
Consumer, Non-cyclical - 16.6% (continued)
Constellation Brands, Inc. — Class A	914	$224,963
Sysco Corp.	2,873	213,177
Centene Corp.*	3,112	209,904
Hershey Co.	835	208,499
CoStar Group, Inc.*	2,317	206,213
Verisk Analytics, Inc. — Class A	821	185,571
ResMed, Inc.	833	182,011
GE HealthCare Technologies, Inc.	2,218	180,190
AmerisourceBergen Corp. — Class A	919	176,843
Kroger Co.	3,704	174,088
United Rentals, Inc.	390	173,694
Zimmer Biomet Holdings, Inc.	1,183	172,245
Illumina, Inc.*	896	167,991
Equifax, Inc.	696	163,769
Quanta Services, Inc.	823	161,678
West Pharmaceutical Services, Inc.	421	161,020
Kraft Heinz Co.	4,524	160,602
Gartner, Inc.*	448	156,939
Keurig Dr Pepper, Inc.	4,777	149,377
Global Payments, Inc.	1,485	146,302
Align Technology, Inc.*	404	142,871
Church & Dwight Company, Inc.	1,385	138,819
Cardinal Health, Inc.	1,444	136,559
Baxter International, Inc.	2,868	130,666
STERIS plc	563	126,664
McCormick & Company, Inc.	1,423	124,128
Laboratory Corporation of America Holdings	502	121,148
Insulet Corp.*	395	113,894
Hologic, Inc.*	1,396	113,034
Clorox Co.	701	111,487
Cooper Companies, Inc.	280	107,360
FleetCor Technologies, Inc.*	419	105,203
Molina Healthcare, Inc.*	331	99,710
Kellogg Co.	1,458	98,269
Lamb Weston Holdings, Inc.	826	94,949
Conagra Brands, Inc.	2,705	91,213
J M Smucker Co.	605	89,340
Quest Diagnostics, Inc.	635	89,256
Waters Corp.*	334	89,024
Revvity, Inc.	711	84,460
Tyson Foods, Inc. — Class A	1,619	82,634
Bunge Ltd.	854	80,575
Avery Dennison Corp.	458	78,684
Bio-Techne Corp.	893	72,896
Molson Coors Beverage Co. — Class B	1,065	70,120
Brown-Forman Corp. — Class B	1,037	69,251
Viatris, Inc.	6,800	67,864
Hormel Foods Corp.	1,642	66,041
Incyte Corp.*	1,050	65,362
Teleflex, Inc.	266	64,380
Charles River Laboratories International, Inc.*	290	60,972
Henry Schein, Inc.*	742	60,176
Universal Health Services, Inc. — Class B	357	56,324
Rollins, Inc.	1,314	56,279
MarketAxess Holdings, Inc.	214	55,944
Campbell Soup Co.	1,138	52,018
Dentsply Sirona, Inc.	1,205	48,224
Robert Half International, Inc.	611	45,959
Bio-Rad Laboratories, Inc. — Class A*	120	45,494
Catalent, Inc.*	1,021	44,270
DaVita, Inc.*	314	31,548
Organon & Co.	1,447	30,112
Total Consumer, Non-cyclical		42,530,187
Financial - 11.1%
Berkshire Hathaway, Inc. — Class B*	10,114	3,448,874
JPMorgan Chase & Co.	16,573	2,410,377
Visa, Inc. — Class A	9,177	2,179,354
Mastercard, Inc. — Class A	4,745	1,866,209
Bank of America Corp.	39,320	1,128,091
Wells Fargo & Co.	21,280	908,230
Prologis, Inc. REIT	5,237	642,213
Morgan Stanley	7,388	630,935
Goldman Sachs Group, Inc.	1,885	607,988
American Express Co.	3,372	587,402
BlackRock, Inc. — Class A	849	586,778
Marsh & McLennan Companies, Inc.	2,806	527,753
American Tower Corp. — Class A REIT	2,643	512,583
Citigroup, Inc.	11,041	508,328
Charles Schwab Corp.	8,428	477,699
Chubb Ltd.	2,349	452,323
Progressive Corp.	3,320	439,468
Equinix, Inc. REIT	529	414,704
Aon plc — Class A	1,158	399,742
CME Group, Inc. — Class A	2,040	377,992
Intercontinental Exchange, Inc.	3,175	359,029
PNC Financial Services Group, Inc.	2,262	284,899
Crown Castle, Inc. REIT	2,459	280,179
Arthur J Gallagher & Co.	1,215	266,778
Public Storage REIT	897	261,816
U.S. Bancorp	7,911	261,379
Capital One Financial Corp.	2,165	236,786
American International Group, Inc.	4,105	236,202
Truist Financial Corp.	7,554	229,264
Realty Income Corp. REIT	3,818	228,278
Welltower, Inc. REIT	2,819	228,029
Travelers Companies, Inc.	1,309	227,321
Aflac, Inc.	3,118	217,636
Simon Property Group, Inc. REIT	1,854	214,100
MetLife, Inc.	3,648	206,221
Ameriprise Financial, Inc.	591	196,307
Digital Realty Trust, Inc. REIT	1,652	188,113
Prudential Financial, Inc.	2,070	182,615
Bank of New York Mellon Corp.	4,073	181,330
VICI Properties, Inc. REIT	5,695	178,994
Discover Financial Services	1,440	168,264
Allstate Corp.	1,491	162,579
Arch Capital Group Ltd.*	2,112	158,083

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 82.2% (continued)
Financial - 11.1% (continued)
AvalonBay Communities, Inc. REIT	805	$152,362
T. Rowe Price Group, Inc.	1,273	142,601
SBA Communications Corp. REIT	614	142,301
CBRE Group, Inc. — Class A*	1,763	142,292
Willis Towers Watson plc	603	142,007
Weyerhaeuser Co. REIT	4,153	139,167
State Street Corp.	1,895	138,676
Equity Residential REIT	1,934	127,586
Hartford Financial Services Group, Inc.	1,759	126,683
M&T Bank Corp.	940	116,334
Extra Space Storage, Inc. REIT	765	113,870
Invitation Homes, Inc. REIT	3,297	113,417
Raymond James Financial, Inc.	1,081	112,175
Ventas, Inc. REIT	2,269	107,256
Alexandria Real Estate Equities, Inc. REIT	893	101,347
Fifth Third Bancorp	3,860	101,171
Mid-America Apartment Communities, Inc. REIT	661	100,380
Principal Financial Group, Inc.	1,280	97,075
Nasdaq, Inc.	1,920	95,712
Regions Financial Corp.	5,321	94,820
Iron Mountain, Inc. REIT	1,654	93,980
Brown & Brown, Inc.	1,335	91,901
Huntington Bancshares, Inc.	8,187	88,256
Northern Trust Corp.	1,182	87,634
Cincinnati Financial Corp.	891	86,712
Essex Property Trust, Inc. REIT	363	85,051
Everest Re Group Ltd.	243	83,072
Cboe Global Markets, Inc.	599	82,668
Synchrony Financial	2,431	82,460
UDR, Inc. REIT	1,755	75,395
Citizens Financial Group, Inc.	2,745	71,590
Kimco Realty Corp. REIT	3,514	69,296
Host Hotels & Resorts, Inc. REIT	4,034	67,892
W R Berkley Corp.	1,138	67,779
Camden Property Trust REIT	605	65,866
Loews Corp.	1,073	63,715
Healthpeak Properties, Inc. REIT	3,102	62,350
Globe Life, Inc.	504	55,249
Regency Centers Corp. REIT	872	53,864
KeyCorp	5,304	49,009
Boston Properties, Inc. REIT	809	46,590
Invesco Ltd.	2,598	43,672
Franklin Resources, Inc.	1,619	43,243
Federal Realty Investment Trust REIT	416	40,256
Assurant, Inc.	301	37,842
Comerica, Inc.	747	31,643
Zions Bancorp North America[1]	840	22,562
Lincoln National Corp.	875	22,540
Total Financial		28,440,564
Communications - 10.6%
Amazon.com, Inc.*	50,625	6,599,475
Alphabet, Inc. — Class A*	33,693	4,033,052
Meta Platforms, Inc. — Class A*	12,546	3,600,451
Alphabet, Inc. — Class C*	28,982	3,505,953
Cisco Systems, Inc.	23,229	1,201,868
Netflix, Inc.*	2,521	1,110,475
Comcast Corp. — Class A	23,589	980,123
Walt Disney Co.*	10,363	925,209
Verizon Communications, Inc.	23,842	886,684
AT&T, Inc.	40,544	646,677
Booking Holdings, Inc.*	209	564,369
T-Mobile US, Inc.*	3,266	453,647
Palo Alto Networks, Inc.*	1,716	438,455
Motorola Solutions, Inc.	951	278,909
Arista Networks, Inc.*	1,416	229,477
Charter Communications, Inc. — Class A*	589	216,381
Warner Bros Discovery, Inc.*	12,572	157,653
Corning, Inc.	4,339	152,039
CDW Corp.	764	140,194
eBay, Inc.	3,033	135,545
VeriSign, Inc.*	513	115,923
Omnicom Group, Inc.	1,131	107,615
Expedia Group, Inc.*	809	88,497
FactSet Research Systems, Inc.	217	86,941
Interpublic Group of Companies, Inc.	2,189	84,451
Match Group, Inc.*	1,579	66,081
Gen Digital, Inc.	3,226	59,842
Etsy, Inc.*	700	59,227
Juniper Networks, Inc.	1,824	57,146
Fox Corp. — Class A	1,525	51,850
F5, Inc.*	343	50,167
Paramount Global — Class B	2,875	45,741
News Corp. — Class A	2,160	42,120
Fox Corp. — Class B	775	24,715
News Corp. — Class B	666	13,133
Total Communications		27,210,085
Consumer, Cyclical - 7.8%
Tesla, Inc.*	15,279	3,999,584
Home Depot, Inc.	5,743	1,784,006
Costco Wholesale Corp.	2,515	1,354,026
Walmart, Inc.	7,955	1,250,367
McDonald's Corp.	4,141	1,235,716
NIKE, Inc. — Class B	6,988	771,265
Lowe's Companies, Inc.	3,382	763,317
Starbucks Corp.	6,502	644,088
TJX Companies, Inc.	6,530	553,679
Target Corp.	2,618	345,314
Ford Motor Co.	22,288	337,217
Chipotle Mexican Grill, Inc. — Class A*	156	333,684
O'Reilly Automotive, Inc.*	345	329,578
General Motors Co.	7,884	304,007
Marriott International, Inc. — Class A	1,462	268,555
AutoZone, Inc.*	103	256,816
PACCAR, Inc.	2,964	247,939
Copart, Inc.*	2,432	221,823
Yum! Brands, Inc.	1,588	220,017
Hilton Worldwide Holdings, Inc.	1,500	218,325
Ross Stores, Inc.	1,940	217,532
DR Horton, Inc.	1,760	214,174
Dollar General Corp.	1,243	211,037
WW Grainger, Inc.	253	199,513
Cummins, Inc.	803	196,863

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 82.2% (continued)
Consumer, Cyclical - 7.8% (continued)
Fastenal Co.	3,238	$191,010
Lennar Corp. — Class A	1,439	180,321
Delta Air Lines, Inc.	3,645	173,283
Dollar Tree, Inc.*	1,179	169,186
Aptiv plc*	1,534	156,606
Tractor Supply Co.	621	137,303
Genuine Parts Co.	797	134,876
Ulta Beauty, Inc.*	284	133,649
Royal Caribbean Cruises Ltd.*	1,247	129,364
Southwest Airlines Co.	3,374	122,173
Walgreens Boots Alliance, Inc.	4,061	115,698
Darden Restaurants, Inc.	686	114,617
Las Vegas Sands Corp.*	1,863	108,054
NVR, Inc.*	17	107,961
Carnival Corp.*	5,696	107,255
United Airlines Holdings, Inc.*	1,860	102,058
PulteGroup, Inc.	1,266	98,343
Best Buy Company, Inc.	1,104	90,473
LKQ Corp.	1,439	83,851
Pool Corp.	221	82,795
MGM Resorts International	1,712	75,191
CarMax, Inc.*	897	75,079
Live Nation Entertainment, Inc.*	816	74,346
Domino's Pizza, Inc.	200	67,398
American Airlines Group, Inc.*	3,702	66,414
BorgWarner, Inc.	1,329	65,002
Caesars Entertainment, Inc.*	1,220	62,183
Wynn Resorts Ltd.	587	61,993
Tapestry, Inc.	1,314	56,239
Norwegian Cruise Line Holdings Ltd.*	2,405	52,357
Bath & Body Works, Inc.	1,298	48,675
Hasbro, Inc.	739	47,865
Whirlpool Corp.	310	46,125
Alaska Air Group, Inc.*	725	38,556
VF Corp.	1,874	35,775
Ralph Lauren Corp. — Class A	233	28,729
Advance Auto Parts, Inc.	336	23,621
Newell Brands, Inc.	2,136	18,583
Total Consumer, Cyclical		19,961,449
Industrial - 6.3%
Raytheon Technologies Corp.	8,287	811,795
Honeywell International, Inc.	3,774	783,105
United Parcel Service, Inc. — Class B	4,110	736,717
Caterpillar, Inc.	2,923	719,204
Union Pacific Corp.	3,458	707,576
General Electric Co.	6,176	678,434
Boeing Co.*	3,207	677,190
Deere & Co.	1,529	619,536
Lockheed Martin Corp.	1,278	588,366
Eaton Corporation plc	2,261	454,687
CSX Corp.	11,530	393,173
Illinois Tool Works, Inc.	1,568	392,251
Northrop Grumman Corp.	808	368,286
Waste Management, Inc.	2,099	364,009
FedEx Corp.	1,311	324,997
3M Co.	3,128	313,081
Emerson Electric Co.	3,240	292,863
Norfolk Southern Corp.	1,291	292,747
Amphenol Corp. — Class A	3,376	286,791
Parker-Hannifin Corp.	728	283,949
General Dynamics Corp.	1,276	274,532
Johnson Controls International plc	3,891	265,133
TransDigm Group, Inc.	296	264,674
TE Connectivity Ltd.	1,787	250,466
Trane Technologies plc	1,293	247,299
Carrier Global Corp.	4,735	235,377
Rockwell Automation, Inc.	651	214,472
AMETEK, Inc.	1,307	211,577
L3Harris Technologies, Inc.	1,074	210,257
Otis Worldwide Corp.	2,344	208,639
Agilent Technologies, Inc.	1,677	201,659
Old Dominion Freight Line, Inc.	509	188,203
Republic Services, Inc. — Class A	1,166	178,596
Vulcan Materials Co.	755	170,207
Keysight Technologies, Inc.*	1,009	168,957
Mettler-Toledo International, Inc.*	125	163,955
Martin Marietta Materials, Inc.	351	162,053
Xylem, Inc.	1,357	152,825
Ingersoll Rand, Inc.	2,294	149,936
Fortive Corp.	2,005	149,914
Dover Corp.	793	117,087
Westinghouse Air Brake Technologies Corp.	1,020	111,863
Teledyne Technologies, Inc.*	267	109,766
Expeditors International of Washington, Inc.	867	105,020
Ball Corp.	1,784	103,847
Howmet Aerospace, Inc.	2,086	103,382
IDEX Corp.	428	92,131
Garmin Ltd.	867	90,419
Snap-on, Inc.	300	86,457
Jacobs Solutions, Inc.	719	85,482
J.B. Hunt Transport Services, Inc.	470	85,084
Amcor plc	8,345	83,283
Stanley Black & Decker, Inc.	869	81,434
Axon Enterprise, Inc.*	397	77,463
Textron, Inc.	1,143	77,301
Nordson Corp.	305	75,695
Trimble, Inc.*	1,405	74,381
Masco Corp.	1,276	73,217
Packaging Corporation of America	509	67,269
CH Robinson Worldwide, Inc.	660	62,271
Pentair plc	935	60,401
Allegion plc	499	59,890
Generac Holdings, Inc.*	352	52,494
Huntington Ingalls Industries, Inc.	226	51,438
A O Smith Corp.	706	51,383
Westrock Co.	1,453	42,239
Sealed Air Corp.	819	32,760
Mohawk Industries, Inc.*	299	30,845
Total Industrial		16,301,790
Energy - 3.5%
Exxon Mobil Corp.	22,929	2,459,135
Chevron Corp.	9,883	1,555,090

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 82.2% (continued)
Energy - 3.5% (continued)
ConocoPhillips	6,863	$711,075
Schlumberger N.V.	8,083	397,037
EOG Resources, Inc.	3,316	379,483
Marathon Petroleum Corp.	2,406	280,540
Pioneer Natural Resources Co.	1,326	274,721
Phillips 66	2,601	248,083
Valero Energy Corp.	2,050	240,465
Occidental Petroleum Corp.	4,075	239,610
Williams Companies, Inc.	6,909	225,441
Hess Corp.	1,567	213,034
Kinder Morgan, Inc.	11,185	192,606
Baker Hughes Co.	5,741	181,473
Devon Energy Corp.	3,639	175,909
Halliburton Co.	5,117	168,810
ONEOK, Inc.	2,538	156,645
Diamondback Energy, Inc.	1,026	134,775
Enphase Energy, Inc.*	776	129,964
Coterra Energy, Inc. — Class A	4,296	108,689
First Solar, Inc.*	563	107,021
Targa Resources Corp.	1,282	97,560
SolarEdge Technologies, Inc.*	320	86,096
Equities Corp.	2,050	84,317
Marathon Oil Corp.	3,502	80,616
APA Corp.	1,750	59,797
Total Energy		8,987,992
Utilities - 2.1%
NextEra Energy, Inc.	11,475	851,445
Southern Co.	6,184	434,426
Duke Energy Corp.	4,371	392,254
Sempra Energy	1,784	259,733
American Electric Power Company, Inc.	2,920	245,864
Dominion Energy, Inc.	4,741	245,536
Exelon Corp.	5,640	229,774
Xcel Energy, Inc.	3,121	194,033
Consolidated Edison, Inc.	1,965	177,636
Public Service Enterprise Group, Inc.	2,830	177,186
Constellation Energy Corp.	1,839	168,360
PG&E Corp.*	9,168	158,423
WEC Energy Group, Inc.	1,789	157,861
American Water Works Company, Inc.	1,104	157,596
Edison International	2,172	150,845
Eversource Energy	1,978	140,280
DTE Energy Co.	1,169	128,613
Ameren Corp.	1,489	121,607
FirstEnergy Corp.	3,086	119,984
Entergy Corp.	1,199	116,747
PPL Corp.	4,180	110,603
CenterPoint Energy, Inc.	3,578	104,299
CMS Energy Corp.	1,654	97,172
Atmos Energy Corp.	819	95,283
AES Corp.	3,796	78,691
Evergy, Inc.	1,303	76,121
Alliant Energy Corp.	1,425	74,784
NiSource, Inc.	2,343	64,081
Pinnacle West Capital Corp.	642	52,297
NRG Energy, Inc.	1,306	48,831
Total Utilities		5,430,365
Linde plc	2,777	1,058,259
Air Products and Chemicals, Inc.	1,259	377,108
Sherwin-Williams Co.	1,331	353,407
Freeport-McMoRan, Inc.	8,129	325,160
Ecolab, Inc.	1,404	262,113
Nucor Corp.	1,425	233,672
Dow, Inc.	4,011	213,626
PPG Industries, Inc.	1,335	197,981
Newmont Corp.	4,507	192,268
DuPont de Nemours, Inc.	2,603	185,958
Albemarle Corp.	665	148,355
LyondellBasell Industries N.V. — Class A	1,438	132,052
International Flavors & Fragrances, Inc.	1,446	115,087
Steel Dynamics, Inc.	911	99,235
CF Industries Holdings, Inc.	1,105	76,709
FMC Corp.	709	73,977
Mosaic Co.	1,883	65,905
Celanese Corp. — Class A	568	65,774
International Paper Co.	1,968	62,602
Eastman Chemical Co.	676	56,595
Total Basic Materials		4,295,843
Total Common Stocks
(Cost $194,677,505)		210,733,229

MUTUAL FUNDS† - 7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	785,083	7,638,861
Guggenheim Strategy Fund II2	245,779	5,952,778
Guggenheim Strategy Fund III[2]	184,563	4,475,644
Total Mutual Funds
(Cost $18,438,175)		18,067,283

	Face Amount
U.S. TREASURY BILLS†† - 1.8%
U.S. Treasury Bills
5.00% due 08/03/23[3,4]	$3,000,000	2,986,790
5.11% due 07/18/23[4,5]	1,101,000	1,098,696
5.01% due 08/03/23[3,4]	450,000	448,018
Total U.S. Treasury Bills
(Cost $4,532,482)		4,533,504

REPURCHASE AGREEMENTS††,6 - 8.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[3]	11,198,905	11,198,905
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	4,926,953	4,926,953
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	4,479,049	4,479,049
Total Repurchase Agreements
(Cost $20,604,907)		20,604,907

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[8]	17,388	$17,388
Total Securities Lending Collateral
(Cost $17,388)		17,388
Total Investments - 99.1%
(Cost $238,270,457)		$253,956,311
Other Assets & Liabilities, net - 0.9%		2,390,378
Total Net Assets - 100.0%		$256,346,689

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	49	Sep 2023	$10,991,925	$336,541

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.57% (Federal Funds Rate + 0.50%)	At Maturity	09/21/23	25,185	$112,081,735	$1,752,154
Barclays Bank plc	S&P 500 Index	Pay	5.51% (SOFR + 0.45%)	At Maturity	09/20/23	9,332	41,531,643	1,065,887
BNP Paribas	S&P 500 Index	Pay	5.67% (Federal Funds Rate + 0.60%)	At Maturity	09/21/23	2,066	9,193,961	148,685

							$162,807,339	$2,966,726

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$210,733,229	$—	$—	$210,733,229
Mutual Funds	18,067,283	—	—	18,067,283
U.S. Treasury Bills	—	4,533,504	—	4,533,504
Repurchase Agreements	—	20,604,907	—	20,604,907
Securities Lending Collateral	17,388	—	—	17,388
Equity Futures Contracts**	336,541	—	—	336,541
Equity Index Swap Agreements**	—	2,966,726	—	2,966,726
Total Assets	$229,154,441	$28,105,137	$—	$257,259,578

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,950,321	$–	$–	$–	$2,457	$5,952,778	245,779	$80,877
Guggenheim Strategy Fund III	4,475,644	–	–	–	–	4,475,644	184,563	59,652
Guggenheim Ultra Short Duration Fund — Institutional Class	7,623,159	–	–	–	15,702	7,638,861	785,083	101,950
	$18,049,124	$–	$–	$–	$18,159	$18,067,283		$242,479

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.7%
Mining - 99.7%
Freeport-McMoRan, Inc.	222,215	$8,888,600
Newmont Corp.	156,976	6,696,596
Barrick Gold Corp.	366,478	6,204,473
Agnico Eagle Mines Ltd.	112,174	5,606,457
Wheaton Precious Metals Corp.	114,521	4,949,598
Gold Fields Ltd. ADR	257,227	3,557,449
Franco-Nevada Corp.	23,879	3,405,145
Royal Gold, Inc.	26,885	3,085,860
AngloGold Ashanti Ltd. ADR	140,590	2,965,043
Kinross Gold Corp.	578,967	2,761,673
Pan American Silver Corp.	175,560	2,559,665
Alamos Gold, Inc. — Class A	204,561	2,438,367
B2Gold Corp.	642,082	2,292,233
SSR Mining, Inc.	135,847	1,926,310
Hecla Mining Co.	370,801	1,909,625
Osisko Gold Royalties Ltd.[1]	121,347	1,865,103
Sibanye Stillwater Ltd. ADR[1]	268,993	1,678,516
Eldorado Gold Corp.*	161,324	1,629,372
Harmony Gold Mining Company Ltd. ADR	366,659	1,539,968
First Majestic Silver Corp.	243,789	1,377,408
Sandstorm Gold Ltd.	268,376	1,374,085
Equinox Gold Corp.*	272,732	1,249,113
MAG Silver Corp.*	98,695	1,099,462
SilverCrest Metals, Inc.*	171,262	1,003,595
Seabridge Gold, Inc.*	81,485	981,894
Novagold Resources, Inc.*	245,608	979,976
Fortuna Silver Mines, Inc.*	292,732	948,452
IAMGOLD Corp.*	332,223	873,747
Coeur Mining, Inc.*	279,261	793,101
Endeavour Silver Corp.*	227,501	657,478
Silvercorp Metals, Inc.	211,404	596,159
Gatos Silver, Inc.*	119,478	451,627
Total Mining		78,346,150
Total Common Stocks
(Cost $66,216,830)		78,346,150

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$448,621	448,621
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	197,371	197,371
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	179,428	179,428
Total Repurchase Agreements
(Cost $825,420)		825,420

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.5%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	1,988,057	1,988,057
Total Securities Lending Collateral
(Cost $1,988,057)		1,988,057
Total Investments - 103.2%
(Cost $69,030,307)		$81,159,627
Other Assets & Liabilities, net - (3.2)%		(2,499,819)
Total Net Assets - 100.0%		$78,659,808

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$78,346,150	$—	$—	$78,346,150
Repurchase Agreements	—	825,420	—	825,420
Securities Lending Collateral	1,988,057	—	—	1,988,057
Total Assets	$80,334,207	$825,420	$—	$81,159,627

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.2%
REITS - 93.5%
REITs-Diversified - 24.0%
American Tower Corp. — Class A	391	$75,830
Equinix, Inc.	88	68,987
Crown Castle, Inc.	487	55,489
Digital Realty Trust, Inc.	424	48,281
VICI Properties, Inc.	1,395	43,845
Weyerhaeuser Co.	1,246	41,753
SBA Communications Corp.	171	39,631
WP Carey, Inc.	431	29,118
Gaming and Leisure Properties, Inc.	560	27,138
Lamar Advertising Co. — Class A	259	25,706
PotlatchDeltic Corp.	319	16,859
Vornado Realty Trust	851	15,437
National Storage Affiliates Trust	435	15,151
EPR Properties	320	14,976
Broadstone Net Lease, Inc.	837	12,923
Outfront Media, Inc.	771	12,120
Uniti Group, Inc.	1,476	6,819
Total REITs-Diversified		550,063
REITs-Apartments - 13.1%
AvalonBay Communities, Inc.	217	41,072
Equity Residential	593	39,120
Invitation Homes, Inc.	1,046	35,982
Mid-America Apartment Communities, Inc.	218	33,105
Essex Property Trust, Inc.	131	30,693
UDR, Inc.	697	29,943
Camden Property Trust	243	26,455
American Homes 4 Rent — Class A	743	26,339
Apartment Income REIT Corp.	505	18,225
Independence Realty Trust, Inc.	878	15,997
Total REITs-Apartments		296,931
REITs-Warehouse/Industries - 9.8%
Prologis, Inc.	678	83,143
Rexford Industrial Realty, Inc.	498	26,006
Americold Realty Trust, Inc.	749	24,193
EastGroup Properties, Inc.	126	21,874
First Industrial Realty Trust, Inc.	393	20,687
STAG Industrial, Inc.	560	20,093
Terreno Realty Corp.	286	17,189
Innovative Industrial Properties, Inc.	120	8,761
Total REITs-Warehouse/Industries		221,946
REITs-Health Care - 8.6%
Welltower, Inc.	621	50,233
Ventas, Inc.	738	34,885
Healthpeak Properties, Inc.	1,279	25,708
Omega Healthcare Investors, Inc.	685	21,023
Healthcare Realty Trust, Inc.	1,084	20,444
Medical Properties Trust, Inc.	1,996	18,483
Physicians Realty Trust	1,010	14,130
Sabra Health Care REIT, Inc.	1,099	12,935
Total REITs-Health Care		197,841
REITs-Office Property - 7.7%
Alexandria Real Estate Equities, Inc.	299	33,933
Boston Properties, Inc.	406	23,382
Cousins Properties, Inc.	666	15,185
Kilroy Realty Corp.	492	14,804
Highwoods Properties, Inc.	536	12,816
Corporate Office Properties Trust	538	12,777
LXP Industrial Trust	1,304	12,714
SL Green Realty Corp.[1]	392	11,780
Douglas Emmett, Inc.	901	11,326
Equity Commonwealth	556	11,265
JBG SMITH Properties	667	10,032
Hudson Pacific Properties, Inc.	1,285	5,423
Total REITs-Office Property		175,437
REITs-Storage - 7.7%
Public Storage	184	53,706
Extra Space Storage, Inc.	238	35,426
Iron Mountain, Inc.	568	32,274
Life Storage, Inc.	202	26,858
CubeSmart	559	24,965
Total REITs-Storage		173,229
REITs-Shopping Centers - 6.8%
Kimco Realty Corp.	1,400	27,608
Regency Centers Corp.	426	26,314
Federal Realty Investment Trust	230	22,257
Brixmor Property Group, Inc.	934	20,548
Kite Realty Group Trust	805	17,984
Phillips Edison & Company, Inc.	505	17,210
SITE Centers Corp.	923	12,202
Retail Opportunity Investments Corp.	756	10,214
Total REITs-Shopping Centers		154,337
REITs-Single Tenant - 5.4%
Realty Income Corp.	828	49,506
NNN REIT, Inc.	510	21,823
Agree Realty Corp.	294	19,225
Spirit Realty Capital, Inc.	470	18,509
Essential Properties Realty Trust, Inc.	610	14,359
Total REITs-Single Tenant		123,422
REITs-Hotels - 4.8%
Host Hotels & Resorts, Inc.	1,567	26,373
Ryman Hospitality Properties, Inc.	192	17,841
Apple Hospitality REIT, Inc.	900	13,599
Park Hotels & Resorts, Inc.	938	12,025
Sunstone Hotel Investors, Inc.	1,090	11,031
Pebblebrook Hotel Trust	718	10,009
RLJ Lodging Trust	937	9,623
Service Properties Trust	1,067	9,272
Total REITs-Hotels		109,773
REITs-Regional Malls - 2.6%
Simon Property Group, Inc.	421	48,617
Macerich Co.	1,105	12,453
Total REITs-Regional Malls		61,070
REITs-Manufactured Homes - 2.6%
Sun Communities, Inc.	242	31,571

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
REITS - 93.5% (continued)
REITs-Manufactured Homes - 2.6% (continued)
Equity LifeStyle Properties, Inc.	404	$27,024
Total REITs-Manufactured Homes		58,595
Specialized REIT's - 0.4%
DiamondRock Hospitality Co.	1,229	9,844
Total REITS		2,132,488
Real Estate - 3.7%
Real Estate Management/Services - 3.7%
CBRE Group, Inc. — Class A*	490	39,548
Jones Lang LaSalle, Inc.*	116	18,073
eXp World Holdings, Inc.	494	10,018
Redfin Corp.*	783	9,725
Cushman & Wakefield plc*	1,072	8,769
Total Real Estate Management/Services		86,133
Total Real Estate		86,133
Internet - 1.5%
E-Commerce/Services - 1.5%
Zillow Group, Inc. — Class C*	536	26,939
Opendoor Technologies, Inc.*	1,880	7,558
Total E-Commerce/Services		34,497
Total Internet		34,497
Telecommunications - 0.5%
Telecom Services - 0.5%
DigitalBridge Group, Inc.	827	12,165
Total Common Stocks
(Cost $1,738,133)		2,265,283

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$6,994	6,994
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	3,077	3,077
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	2,797	2,797
Total Repurchase Agreements
(Cost $12,868)		12,868

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	8,319	8,319
Total Securities Lending Collateral
(Cost $8,319)		8,319
Total Investments - 100.2%
(Cost $1,759,320)		$2,286,470
Other Assets & Liabilities, net - (0.2)%		(5,412)
Total Net Assets - 100.0%		$2,281,058

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,265,283	$—	$—	$2,265,283
Repurchase Agreements	—	12,868	—	12,868
Securities Lending Collateral	8,319	—	—	8,319
Total Assets	$2,273,602	$12,868	$—	$2,286,470

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
Retail - 68.2%
Walmart, Inc.	4,215	$662,514
Home Depot, Inc.	1,822	565,986
Lowe's Companies, Inc.	2,281	514,822
Costco Wholesale Corp.	956	514,691
TJX Companies, Inc.	5,284	448,030
Target Corp.	2,586	341,093
O'Reilly Automotive, Inc.*	349	333,400
Ross Stores, Inc.	2,470	276,961
Dollar General Corp.	1,617	274,534
Dollar Tree, Inc.*	1,713	245,815
AutoZone, Inc.*	92	229,389
Ulta Beauty, Inc.*	472	222,121
Genuine Parts Co.	1,287	217,799
Tractor Supply Co.	968	214,025
Walgreens Boots Alliance, Inc.	6,520	185,755
Best Buy Company, Inc.	2,198	180,126
CarMax, Inc.*	1,928	161,374
Five Below, Inc.*	745	146,422
Floor & Decor Holdings, Inc. — Class A*	1,398	145,336
Burlington Stores, Inc.*	921	144,956
Dick's Sporting Goods, Inc.	1,088	143,823
BJ's Wholesale Club Holdings, Inc.*	2,001	126,083
Williams-Sonoma, Inc.	975	122,012
Bath & Body Works, Inc.	3,148	118,050
GameStop Corp. — Class A*,1	4,837	117,297
AutoNation, Inc.*	704	115,885
RH*	336	110,742
Murphy USA, Inc.	319	99,244
Lithia Motors, Inc. — Class A	314	95,491
Academy Sports & Outdoors, Inc.	1,710	92,425
Advance Auto Parts, Inc.	1,310	92,093
Macy's, Inc.	5,698	91,453
Ollie's Bargain Outlet Holdings, Inc.*	1,369	79,306
Signet Jewelers Ltd.	1,150	75,049
Boot Barn Holdings, Inc.*	859	72,749
Foot Locker, Inc.	2,589	70,188
Gap, Inc.	7,407	66,145
American Eagle Outfitters, Inc.	5,394	63,649
Nordstrom, Inc.[1]	3,104	63,539
National Vision Holdings, Inc.*	2,333	56,669
Leslie's, Inc.*	5,517	51,805
Victoria's Secret & Co.*	2,873	50,076
Kohl's Corp.	1,715	39,531
Carvana Co.*,1	770	19,958
Total Retail		8,058,411
Internet - 27.7%
Amazon.com, Inc.*	9,735	1,269,055
Alibaba Group Holding Ltd. ADR*	3,646	303,894
PDD Holdings, Inc. ADR*	3,488	241,160
eBay, Inc.	4,655	208,032
JD.com, Inc. ADR	5,897	201,265
Coupang, Inc.*	11,013	191,626
MercadoLibre, Inc.*	160	189,536
Farfetch Ltd. — Class A*	28,577	172,605
Chewy, Inc. — Class A*	4,189	165,340
Etsy, Inc.*	1,627	137,660
Wayfair, Inc. — Class A*	1,906	123,909
Overstock.com, Inc.*	1,975	64,326
Total Internet		3,268,408
Distribution & Wholesale - 3.0%
LKQ Corp.	3,039	177,082
Pool Corp.	466	174,582
Total Distribution & Wholesale		351,664
Apparel - 0.5%
Urban Outfitters, Inc.*	1,885	62,450
Total Common Stocks
(Cost $8,944,406)		11,740,933

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$25,843	25,843
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	11,369	11,369
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	10,336	10,336
Total Repurchase Agreements
(Cost $47,548)		47,548

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	192,040	192,040
Total Securities Lending Collateral
(Cost $192,040)		192,040
Total Investments - 101.4%
(Cost $9,183,994)		$11,980,521
Other Assets & Liabilities, net - (1.4)%		(167,851)
Total Net Assets - 100.0%		$11,812,670

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,740,933	$—	$—	$11,740,933
Repurchase Agreements	—	47,548	—	47,548
Securities Lending Collateral	192,040	—	—	192,040
Total Assets	$11,932,973	$47,548	$—	$11,980,521

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 61.2%
Consumer, Non-cyclical - 14.9%
Intra-Cellular Therapies, Inc.*	162	$10,258
elf Beauty, Inc.*	87	9,938
Lantheus Holdings, Inc.*	118	9,903
API Group Corp.*	362	9,868
Option Care Health, Inc.*	295	9,585
IVERIC bio, Inc.*	239	9,402
HealthEquity, Inc.*	146	9,218
Alkermes plc*	287	8,983
Ensign Group, Inc.	94	8,973
BellRing Brands, Inc.*	232	8,491
Halozyme Therapeutics, Inc.*	231	8,332
Neogen Corp.*	377	8,200
Merit Medical Systems, Inc.*	98	8,197
Vaxcyte, Inc.*	159	7,940
ImmunoGen, Inc.*	420	7,925
Triton International Ltd.	95	7,910
AMN Healthcare Services, Inc.*	70	7,638
Insperity, Inc.	63	7,494
Haemonetics Corp.*	87	7,407
CONMED Corp.	53	7,202
Guardant Health, Inc.*	193	6,909
Lancaster Colony Corp.	34	6,837
Herc Holdings, Inc.	49	6,706
Blueprint Medicines Corp.*	105	6,636
Sprouts Farmers Market, Inc.*	179	6,575
StoneCo Ltd. — Class A*	504	6,421
Alight, Inc. — Class A*	690	6,376
ASGN, Inc.*	84	6,353
Arrowhead Pharmaceuticals, Inc.*	177	6,312
Intellia Therapeutics, Inc.*	153	6,239
TriNet Group, Inc.*	65	6,173
Amicus Therapeutics, Inc.*	485	6,092
Denali Therapeutics, Inc.*	205	6,050
TG Therapeutics, Inc.*	238	5,912
Hostess Brands, Inc.*	230	5,824
Pacific Biosciences of California, Inc.*	436	5,799
Glaukos Corp.*	81	5,768
Omnicell, Inc.*	78	5,746
Simply Good Foods Co.*	157	5,745
Select Medical Holdings Corp.	180	5,735
Madrigal Pharmaceuticals, Inc.*	24	5,544
iRhythm Technologies, Inc.*	53	5,529
Brink's Co.	80	5,426
Progyny, Inc.*	136	5,350
Surgery Partners, Inc.*	117	5,264
Cytokinetics, Inc.*	161	5,252
Inari Medical, Inc.*	90	5,233
Flywire Corp.*	166	5,153
Integer Holdings Corp.*	58	5,139
Prestige Consumer Healthcare, Inc.*	86	5,111
Patterson Companies, Inc.	153	5,089
Coca-Cola Consolidated, Inc.	8	5,088
ACADIA Pharmaceuticals, Inc.*	210	5,029
Inmode Ltd.*	134	5,005
PTC Therapeutics, Inc.*	123	5,002
Reata Pharmaceuticals, Inc. — Class A*	49	4,996
Prothena Corporation plc*	72	4,916
ABM Industries, Inc.	115	4,905
LivaNova plc*	94	4,834
Insmed, Inc.*	228	4,811
REVOLUTION Medicines, Inc.*	176	4,708
TransMedics Group, Inc.*	55	4,619
Helen of Troy Ltd.*	42	4,537
WD-40 Co.	24	4,528
TreeHouse Foods, Inc.*	89	4,484
Korn Ferry	90	4,459
CBIZ, Inc.*	83	4,422
STAAR Surgical Co.*	84	4,416
Krystal Biotech, Inc.*	37	4,344
Inter Parfums, Inc.	32	4,327
Sage Therapeutics, Inc.*	92	4,326
Axonics, Inc.*	85	4,290
Alarm.com Holdings, Inc.*	83	4,289
EVERTEC, Inc.	113	4,162
Marqeta, Inc. — Class A*	849	4,135
J & J Snack Foods Corp.	26	4,117
Axsome Therapeutics, Inc.*	57	4,096
Marathon Digital Holdings, Inc.*	292	4,047
AtriCure, Inc.*	81	3,998
ICF International, Inc.	32	3,980
Chinook Therapeutics, Inc.*	100	3,842
Amphastar Pharmaceuticals, Inc.*	66	3,793
NuVasive, Inc.*	91	3,785
Beam Therapeutics, Inc.*	118	3,768
Edgewell Personal Care Co.	89	3,677
Revance Therapeutics, Inc.*	144	3,645
Akero Therapeutics, Inc.*	78	3,642
Vir Biotechnology, Inc.*	145	3,557
NeoGenomics, Inc.*	221	3,551
Graham Holdings Co. — Class B	6	3,429
Bridgebio Pharma, Inc.*	198	3,406
Cerevel Therapeutics Holdings, Inc.*	107	3,402
Primo Water Corp.	271	3,398
Riot Platforms, Inc.*	277	3,274
Myriad Genetics, Inc.*	140	3,245
Vector Group Ltd.	252	3,228
Veracyte, Inc.*	126	3,209
Pacira BioSciences, Inc.*	79	3,166
LiveRamp Holdings, Inc.*	110	3,142
DICE Therapeutics, Inc.*	67	3,113
Corcept Therapeutics, Inc.*	139	3,093
Vericel Corp.*	82	3,081
Morphic Holding, Inc.*	53	3,038
Cal-Maine Foods, Inc.	66	2,970
Upbound Group, Inc.	95	2,957
Textainer Group Holdings Ltd.	75	2,953
Coursera, Inc.*	225	2,929
CorVel Corp.*	15	2,902
Dynavax Technologies Corp.*	224	2,894
MGP Ingredients, Inc.	27	2,870
RadNet, Inc.*	86	2,805
Huron Consulting Group, Inc.*	33	2,802
Geron Corp.*	862	2,767
Remitly Global, Inc.*	146	2,748
Laureate Education, Inc. — Class A	227	2,744
Agios Pharmaceuticals, Inc.*	96	2,719
Stride, Inc.*	73	2,718

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Celldex Therapeutics, Inc.*	80	$2,714
Adtalem Global Education, Inc.*	79	2,713
Viking Therapeutics, Inc.*	166	2,691
US Physical Therapy, Inc.	22	2,671
Ventyx Biosciences, Inc.*	81	2,657
SpringWorks Therapeutics, Inc.*	101	2,648
Strategic Education, Inc.	39	2,646
Protagonist Therapeutics, Inc.*	94	2,596
Andersons, Inc.	56	2,584
PROG Holdings, Inc.*	80	2,570
Supernus Pharmaceuticals, Inc.*	85	2,555
Ironwood Pharmaceuticals, Inc. — Class A*	240	2,554
Iovance Biotherapeutics, Inc.*	360	2,534
John Wiley & Sons, Inc. — Class A	74	2,518
Addus HomeCare Corp.*	27	2,503
Xencor, Inc.*	100	2,497
Central Garden & Pet Co. — Class A*	68	2,479
Owens & Minor, Inc.*	129	2,456
Biohaven Ltd.*	101	2,416
Zentalis Pharmaceuticals, Inc.*	85	2,398
Alphatec Holdings, Inc.*	133	2,391
Syndax Pharmaceuticals, Inc.*	114	2,386
UFP Technologies, Inc.*	12	2,326
BioCryst Pharmaceuticals, Inc.*	328	2,309
LeMaitre Vascular, Inc.	34	2,288
Aurinia Pharmaceuticals, Inc.*	234	2,265
Herbalife Ltd.*	171	2,264
Catalyst Pharmaceuticals, Inc.*	167	2,244
Krispy Kreme, Inc.	152	2,239
Ideaya Biosciences, Inc.*	94	2,209
Payoneer Global, Inc.*	459	2,208
Monro, Inc.	54	2,194
PROCEPT BioRobotics Corp.*	62	2,192
Chefs' Warehouse, Inc.*	61	2,181
Silk Road Medical, Inc.*	67	2,177
Legalzoom.com, Inc.*	180	2,174
Matthews International Corp. — Class A	51	2,174
Oscar Health, Inc. — Class A*	268	2,160
Embecta Corp.	100	2,160
ZipRecruiter, Inc. — Class A*	121	2,149
Kforce, Inc.	34	2,130
Arvinas, Inc.*	85	2,110
Universal Corp.	42	2,098
Ligand Pharmaceuticals, Inc. — Class B*	29	2,091
Arcellx, Inc.*	66	2,087
Pediatrix Medical Group, Inc.*	146	2,075
Utz Brands, Inc.	125	2,045
Avanos Medical, Inc.*	80	2,045
89bio, Inc.*	107	2,028
Twist Bioscience Corp.*	99	2,026
United Natural Foods, Inc.*	103	2,014
Harmony Biosciences Holdings, Inc.*	57	2,006
Treace Medical Concepts, Inc.*	78	1,995
Ingles Markets, Inc. — Class A	24	1,984
National Beverage Corp.*	41	1,982
Relay Therapeutics, Inc.*	156	1,959
Hain Celestial Group, Inc.*	155	1,939
Travere Therapeutics, Inc.*	126	1,935
Rocket Pharmaceuticals, Inc.*	97	1,927
Healthcare Services Group, Inc.	129	1,926
Amylyx Pharmaceuticals, Inc.*	88	1,898
John B Sanfilippo & Son, Inc.	16	1,876
Weis Markets, Inc.	29	1,862
Cymabay Therapeutics, Inc.*	170	1,861
CoreCivic, Inc.*	197	1,854
Arcus Biosciences, Inc.*	91	1,848
Cimpress plc*	31	1,844
Chegg, Inc.*	205	1,820
Sabre Corp.*	568	1,812
MannKind Corp.*	445	1,811
Cytek Biosciences, Inc.*	210	1,793
Pliant Therapeutics, Inc.*	98	1,776
Nuvalent, Inc. — Class A*	42	1,771
Immunovant, Inc.*	93	1,764
Recursion Pharmaceuticals, Inc. — Class A*	236	1,763
Medifast, Inc.	19	1,751
Viridian Therapeutics, Inc.*	73	1,737
B&G Foods, Inc.[1]	123	1,712
Cassava Sciences, Inc.*	69	1,692
Cross Country Healthcare, Inc.*	60	1,685
LifeStance Health Group, Inc.*	184	1,680
Dole plc	124	1,676
Crinetics Pharmaceuticals, Inc.*	92	1,658
Verve Therapeutics, Inc.*	88	1,650
Replimune Group, Inc.*	71	1,649
Arlo Technologies, Inc.*	150	1,636
SI-BONE, Inc.*	60	1,619
Udemy, Inc.*	149	1,599
Varex Imaging Corp.*	67	1,579
Keros Therapeutics, Inc.*	39	1,567
Nevro Corp.*	61	1,551
AdaptHealth Corp.*	127	1,546
Accolade, Inc.*	114	1,536
Inhibrx, Inc.*	59	1,532
Quanex Building Products Corp.	57	1,530
Kymera Therapeutics, Inc.*	66	1,517
Fresh Del Monte Produce, Inc.	59	1,517
OPKO Health, Inc.*	698	1,515
Green Dot Corp. — Class A*	80	1,499
Avid Bioservices, Inc.*	107	1,495
GEO Group, Inc.*	206	1,475
Rhythm Pharmaceuticals, Inc.*	89	1,468
First Advantage Corp.*	95	1,464
Perdoceo Education Corp.*	116	1,423
Point Biopharma Global, Inc.*	157	1,422
Cogent Biosciences, Inc.*	119	1,409
REGENXBIO, Inc.*	70	1,399
Multiplan Corp.*	656	1,384
Quanterix Corp.*	61	1,376
Innoviva, Inc.*	107	1,362
National Healthcare Corp.	22	1,360
RxSight, Inc.*	47	1,354
Avidity Biosciences, Inc.*	122	1,353
SpartanNash Co.	60	1,351
Paragon 28, Inc.*	76	1,348
ADMA Biologics, Inc.*	365	1,347
Beyond Meat, Inc.*,1	103	1,337
SP Plus Corp.*	34	1,330
BioLife Solutions, Inc.*	60	1,326
Adaptive Biotechnologies Corp.*	197	1,322

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Vita Coco Company, Inc.*	49	$1,317
Deluxe Corp.	75	1,311
MiMedx Group, Inc.*	197	1,302
Fulgent Genetics, Inc.*	35	1,296
Collegium Pharmaceutical, Inc.*	60	1,289
Deciphera Pharmaceuticals, Inc.*	91	1,281
DocGo, Inc.*	135	1,265
USANA Health Sciences, Inc.*	20	1,261
Ardelyx, Inc.*	369	1,251
Brookdale Senior Living, Inc. — Class A*	295	1,245
Aclaris Therapeutics, Inc.*	120	1,244
CRA International, Inc.	12	1,224
Nano-X Imaging Ltd.*	79	1,224
ProKidney Corp.*	107	1,197
Kura Oncology, Inc.*	113	1,196
Mirum Pharmaceuticals, Inc.*	46	1,190
Beauty Health Co.*	142	1,188
ANI Pharmaceuticals, Inc.*	22	1,184
OrthoPediatrics Corp.*	27	1,184
Artivion, Inc.*	68	1,169
Arcturus Therapeutics Holdings, Inc.*	40	1,147
Atrion Corp.	2	1,131
Novavax, Inc.*,1	151	1,122
Transcat, Inc.*	13	1,109
Theravance Biopharma, Inc.*	107	1,107
Repay Holdings Corp.*	141	1,104
Orthofix Medical, Inc.*	61	1,102
European Wax Center, Inc. — Class A*	59	1,099
National Research Corp. — Class A	25	1,088
SunOpta, Inc.*	157	1,050
Barrett Business Services, Inc.	12	1,046
EQRx, Inc.*	552	1,027
Mission Produce, Inc.*	84	1,018
Day One Biopharmaceuticals, Inc.*	85	1,015
Kelly Services, Inc. — Class A	57	1,004
Enhabit, Inc.*	87	1,000
Tactile Systems Technology, Inc.*	40	997
Prime Medicine, Inc.*	68	996
Editas Medicine, Inc.*	121	996
ModivCare, Inc.*	22	995
4D Molecular Therapeutics, Inc.*	55	994
Anavex Life Sciences Corp.*	122	992
V2X, Inc.*	20	991
Duckhorn Portfolio, Inc.*	76	986
Hackett Group, Inc.	43	961
Sana Biotechnology, Inc.*	161	960
Community Health Systems, Inc.*	218	959
Lyell Immunopharma, Inc.*	300	954
RAPT Therapeutics, Inc.*	51	954
Agenus, Inc.*	594	950
Vera Therapeutics, Inc.*	59	947
Viad Corp.*	35	941
TrueBlue, Inc.*	53	939
Marinus Pharmaceuticals, Inc.*	86	934
Cass Information Systems, Inc.	24	931
Franklin Covey Co.*	21	917
Heidrick & Struggles International, Inc.	34	900
Ennis, Inc.	44	897
American Well Corp. — Class A*	425	892
I3 Verticals, Inc. — Class A*	39	892
2seventy bio, Inc.*	87	880
Resources Connection, Inc.	56	880
Calavo Growers, Inc.	30	870
Harrow Health, Inc.*	45	857
Arcutis Biotherapeutics, Inc.*	89	848
Agiliti, Inc.*	51	841
ACCO Brands Corp.	160	834
Dyne Therapeutics, Inc.*	74	833
Pulmonx Corp.*	63	826
Enliven Therapeutics, Inc.*	40	816
OmniAb, Inc.*	161	810
Nurix Therapeutics, Inc.*	81	809
Seres Therapeutics, Inc.*	168	805
Zymeworks, Inc.*	92	795
23andMe Holding Co. — Class A*	450	788
Aaron's Company, Inc.	55	778
CareDx, Inc.*	90	765
Kiniksa Pharmaceuticals Ltd. — Class A*	54	760
Cerus Corp.*	307	755
Surmodics, Inc.*	24	751
Enanta Pharmaceuticals, Inc.*	35	749
Avita Medical, Inc.*	44	748
Carriage Services, Inc. — Class A	23	747
Biomea Fusion, Inc.*	34	746
Tarsus Pharmaceuticals, Inc.*	41	741
Target Hospitality Corp.*	54	725
Turning Point Brands, Inc.	30	720
PetIQ, Inc.*	47	713
Allogene Therapeutics, Inc.*	142	706
Fate Therapeutics, Inc.*	147	700
Ocular Therapeutix, Inc.*	135	697
MaxCyte, Inc.*	151	693
Aldeyra Therapeutics, Inc.*	81	680
AngioDynamics, Inc.*	65	678
AnaptysBio, Inc.*	33	671
Alector, Inc.*	110	661
Custom Truck One Source, Inc.*	98	660
Central Garden & Pet Co.*	17	659
Amneal Pharmaceuticals, Inc.*	211	654
Anika Therapeutics, Inc.*	25	649
Terns Pharmaceuticals, Inc.*	74	648
Emergent BioSolutions, Inc.*	88	647
OraSure Technologies, Inc.*	129	646
Vanda Pharmaceuticals, Inc.*	98	646
Liquidia Corp.*	82	644
Axogen, Inc.*	70	639
HilleVax, Inc.*	37	636
Vital Farms, Inc.*	53	635
WW International, Inc.*	94	632
Scilex Holding Co.*	113	630
Voyager Therapeutics, Inc.*	55	630
Accuray, Inc.*	161	623
iRadimed Corp.	13	621
Tejon Ranch Co.*	36	620
Phathom Pharmaceuticals, Inc.*	43	616

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Pennant Group, Inc.*	50	$614
Bluebird Bio, Inc.*	185	609
SomaLogic, Inc.*	262	605
Xeris Biopharma Holdings, Inc.*	230	603
Aura Biosciences, Inc.*	48	593
Castle Biosciences, Inc.*	43	590
Forrester Research, Inc.*	20	582
Disc Medicine, Inc.*	13	577
Viemed Healthcare, Inc.*	59	577
Cano Health, Inc.*	414	575
Edgewise Therapeutics, Inc.*	74	574
Mersana Therapeutics, Inc.*	174	572
Alta Equipment Group, Inc.	33	572
Omeros Corp.*	105	571
iTeos Therapeutics, Inc.*	43	569
Cabaletta Bio, Inc.*	44	568
Coherus Biosciences, Inc.*	133	568
Alpine Immune Sciences, Inc.*	55	565
Paysafe Ltd.*	56	565
MacroGenics, Inc.*	105	562
Entrada Therapeutics, Inc.*	37	560
Utah Medical Products, Inc.	6	559
Butterfly Network, Inc.*	242	557
2U, Inc.*	137	552
Westrock Coffee Co.*	49	533
Taro Pharmaceutical Industries Ltd.*	14	531
ImmunityBio, Inc.*,1	191	531
ORIC Pharmaceuticals, Inc.*	68	528
Evolus, Inc.*	72	523
Assertio Holdings, Inc.*	96	520
BrightView Holdings, Inc.*	72	517
Invitae Corp.*,1	455	514
Stoke Therapeutics, Inc.*	48	510
scPharmaceuticals, Inc.*	50	509
Zimvie, Inc.*	45	505
Summit Therapeutics, Inc.*	201	504
Sterling Check Corp.*	41	503
Compass Therapeutics, Inc.*	158	502
Allakos, Inc.*	115	501
Atea Pharmaceuticals, Inc.*	133	497
Arbutus Biopharma Corp.*	216	497
Sutro Biopharma, Inc.*	104	484
SEACOR Marine Holdings, Inc.*	42	480
Phibro Animal Health Corp. — Class A	35	479
Icosavax, Inc.*	48	477
Limoneira Co.	30	467
Outlook Therapeutics, Inc.*	268	466
Intercept Pharmaceuticals, Inc.*	42	465
Tenaya Therapeutics, Inc.*	79	464
Inogen, Inc.*	40	462
Nuvation Bio, Inc.*	252	454
Cullinan Oncology, Inc.*	41	441
Cutera, Inc.*	29	439
Y-mAbs Therapeutics, Inc.*	64	435
Seer, Inc.*	101	431
Generation Bio Co.*	78	429
FibroGen, Inc.*	157	424
Savara, Inc.*	132	422
PMV Pharmaceuticals, Inc.*	67	419
Caribou Biosciences, Inc.*	98	416
Distribution Solutions Group, Inc.*	8	416
Olema Pharmaceuticals, Inc.*	46	415
X4 Pharmaceuticals, Inc.*	213	413
Mineralys Therapeutics, Inc.*	24	409
Tyra Biosciences, Inc.*	24	409
Organogenesis Holdings, Inc.*	122	405
CareMax, Inc.*	130	404
SIGA Technologies, Inc.	80	404
Carisma Therapeutics, Inc.	46	403
Willdan Group, Inc.*	21	402
Universal Technical Institute, Inc.*	57	394
FiscalNote Holdings, Inc.*	108	393
Nathan's Famous, Inc.	5	393
EyePoint Pharmaceuticals, Inc.*	45	392
Benson Hill, Inc.*	300	390
KalVista Pharmaceuticals, Inc.*	43	387
Erasca, Inc.*	140	386
Kodiak Sciences, Inc.*	56	386
Rigel Pharmaceuticals, Inc.*	296	382
MeiraGTx Holdings plc*	56	376
Quipt Home Medical Corp.*	70	374
Harvard Bioscience, Inc.*	68	373
WaVe Life Sciences Ltd.*	102	371
Scholar Rock Holding Corp.*	49	369
Astria Therapeutics, Inc.*	44	367
Lexicon Pharmaceuticals, Inc.*	160	366
Monte Rosa Therapeutics, Inc.*	53	363
Design Therapeutics, Inc.*	57	359
Janux Therapeutics, Inc.*	30	356
Immuneering Corp. — Class A*	35	355
UroGen Pharma Ltd.*	34	352
Karyopharm Therapeutics, Inc.*	196	351
Eagle Pharmaceuticals, Inc.*	18	350
SoundThinking, Inc.*	16	350
Village Super Market, Inc. — Class A	15	342
Ovid therapeutics, Inc.*	103	338
Joint Corp.*	25	338
Nautilus Biotechnology, Inc.*	87	337
BRC, Inc. — Class A*	65	335
Actinium Pharmaceuticals, Inc.*	45	334
NanoString Technologies, Inc.*	82	332
Celcuity, Inc.*	30	329
Inozyme Pharma, Inc.*	59	329
HF Foods Group, Inc.*	70	328
Information Services Group, Inc.	61	327
Theseus Pharmaceuticals, Inc.*	35	327
Zynex, Inc.*	34	326
Sangamo Therapeutics, Inc.*	250	325
Lineage Cell Therapeutics, Inc.*,1	223	314
Nature's Sunshine Products, Inc.*	23	314
Performant Financial Corp.*	116	313
Quantum-Si, Inc.*	174	311
Zevra Therapeutics, Inc.*	60	306
Alico, Inc.	12	306
CorMedix, Inc.*	77	305
Kezar Life Sciences, Inc.*	124	304
Altimmune, Inc.*	86	304
Humacyte, Inc.*	106	303
Rallybio Corp.*	53	300
InfuSystem Holdings, Inc.*	31	299
Gritstone bio, Inc.*	152	296

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Seneca Foods Corp. — Class A*	9	$294
CVRx, Inc.*	19	293
Aerovate Therapeutics, Inc.*	17	292
ClearPoint Neuro, Inc.*	40	290
Cadiz, Inc.*	70	284
ARS Pharmaceuticals, Inc.*	42	281
Sanara Medtech, Inc.*	7	281
Annexon, Inc.*	79	278
ALX Oncology Holdings, Inc.*	37	278
Lincoln Educational Services Corp.*	41	276
Acacia Research Corp.*	66	275
Fennec Pharmaceuticals, Inc.*	31	274
Tela Bio, Inc.*	27	274
Waldencast plc — Class A*	35	271
Precigen, Inc.*	234	269
Atara Biotherapeutics, Inc.*	165	266
Vigil Neuroscience, Inc.*	28	263
Tango Therapeutics, Inc.*	77	256
Citius Pharmaceuticals, Inc.*	213	256
Allovir, Inc.*	73	248
Innovage Holding Corp.*	33	248
Foghorn Therapeutics, Inc.*	35	246
XOMA Corp.*	13	246
Ikena Oncology, Inc.*	37	243
PDS Biotechnology Corp.*	48	241
Semler Scientific, Inc.*	9	236
Omega Therapeutics, Inc.*	42	235
HireQuest, Inc.	9	234
BioAtla, Inc.*	77	231
Cara Therapeutics, Inc.*	81	229
Akoya Biosciences, Inc.*	31	229
Selecta Biosciences, Inc.*	201	225
Vicarious Surgical, Inc.*	121	221
Merrimack Pharmaceuticals, Inc.*	18	221
Bioxcel Therapeutics, Inc.*	33	220
Cue Biopharma, Inc.*	60	219
KORU Medical Systems, Inc.*	61	210
Verrica Pharmaceuticals, Inc.*	36	208
Poseida Therapeutics, Inc.*	118	208
Heron Therapeutics, Inc.*	179	208
P3 Health Partners, Inc.*	69	206
Cipher Mining, Inc.*,1	72	206
Quad/Graphics, Inc.*	54	203
Pulse Biosciences, Inc.*	28	201
Vor BioPharma, Inc.*	65	201
Longboard Pharmaceuticals, Inc.*	27	198
Natural Grocers by Vitamin Cottage, Inc.	16	196
Acrivon Therapeutics, Inc.*	15	194
NGM Biopharmaceuticals, Inc.*	75	194
Protalix BioTherapeutics, Inc.*	97	194
IGM Biosciences, Inc.*	21	194
CompoSecure, Inc.*	28	192
Nuvectis Pharma, Inc.*	12	192
Aadi Bioscience, Inc.*	28	192
Beyond Air, Inc.*	44	187
Vaxxinity, Inc. — Class A*,1	74	186
Zevia PBC — Class A*	43	185
AirSculpt Technologies, Inc.	21	181
Trevi Therapeutics, Inc.*	72	172
Rent the Runway, Inc. — Class A*	83	164
Genelux Corp.*	5	164
Third Harmonic Bio, Inc.*	34	164
CPI Card Group, Inc.*	7	163
Biote Corp. — Class A*	24	162
Optinose, Inc.*	126	155
PepGen, Inc.*	17	152
Bakkt Holdings, Inc.*,1	121	149
Aveanna Healthcare Holdings, Inc.*	87	147
Larimar Therapeutics, Inc.*	44	138
Century Therapeutics, Inc.*	41	130
Adicet Bio, Inc.*	53	129
Graphite Bio, Inc.*	49	127
Nkarta, Inc.*	52	114
Eyenovia, Inc.*	48	114
Thorne HealthTech, Inc.*	24	113
Priority Technology Holdings, Inc.*	31	112
Reneo Pharmaceuticals, Inc.*	17	112
Emerald Holding, Inc.*	27	111
MarketWise, Inc.	55	110
Zura Bio Ltd.*	13	107
Bright Green Corp.*	104	105
Forafric Global plc*	9	99
ViewRay, Inc.*	259	91
Ocean Biomedical, Inc.*	15	90
Prelude Therapeutics, Inc.*	17	77
Orchestra BioMed Holdings, Inc.*	7	49
Ispire Technology, Inc.*	5	46
Rain Oncology, Inc.*	29	35
BioVie, Inc.*	6	26
Babylon Holdings Ltd. — Class A*	17	1
Ligand Pharmaceuticals, Inc.*,††	12	–
Ligand Pharmaceuticals, Inc.*,††	12	–
Total Consumer, Non-cyclical		1,010,492
Financial - 12.3%
Selective Insurance Group, Inc.	104	9,979
Ryman Hospitality Properties, Inc. REIT	100	9,292
SouthState Corp.	132	8,686
Essent Group Ltd.	183	8,564
Terreno Realty Corp. REIT	142	8,534
Kite Realty Group Trust REIT	377	8,422
Home BancShares, Inc.	330	7,524
PotlatchDeltic Corp. REIT	137	7,240
Independence Realty Trust, Inc. REIT	391	7,124
Old National Bancorp	508	7,082
American Equity Investment Life Holding Co.	135	7,035
Phillips Edison & Company, Inc. REIT	204	6,952
Radian Group, Inc.	273	6,901
United Bankshares, Inc.	227	6,735
First Financial Bankshares, Inc.	226	6,439
Blackstone Mortgage Trust, Inc. — Class A REIT	299	6,222
Cadence Bank	316	6,206
Essential Properties Realty Trust, Inc. REIT	258	6,073

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Glacier Bancorp, Inc.	193	$6,016
Mr Cooper Group, Inc.*	115	5,824
Valley National Bancorp	748	5,797
Physicians Realty Trust REIT	412	5,764
Hancock Whitney Corp.	150	5,757
Apple Hospitality REIT, Inc.	374	5,651
FTAI Aviation Ltd.	172	5,445
Focus Financial Partners, Inc. — Class A*	102	5,356
Moelis & Co. — Class A	116	5,259
Enstar Group Ltd.*	21	5,129
Hamilton Lane, Inc. — Class A	63	5,039
Broadstone Net Lease, Inc. REIT	326	5,033
United Community Banks, Inc.	200	4,998
LXP Industrial Trust REIT	502	4,895
Sabra Health Care REIT, Inc.	401	4,720
UMB Financial Corp.	77	4,689
CNO Financial Group, Inc.	197	4,663
Corporate Office Properties Trust REIT	195	4,631
Arbor Realty Trust, Inc. REIT[1]	311	4,609
Upstart Holdings, Inc.*,1	125	4,476
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	179	4,475
SITE Centers Corp. REIT	330	4,363
Walker & Dunlop, Inc.	55	4,350
Jackson Financial, Inc. — Class A	141	4,316
Community Bank System, Inc.	92	4,313
Texas Capital Bancshares, Inc.*	83	4,275
Associated Banc-Corp.	262	4,252
Macerich Co. REIT	374	4,215
Genworth Financial, Inc. — Class A*	841	4,205
Artisan Partners Asset Management, Inc. — Class A	106	4,167
International Bancshares Corp.	93	4,111
Outfront Media, Inc. REIT	256	4,024
WSFS Financial Corp.	106	3,998
McGrath RentCorp	43	3,977
Ameris Bancorp	115	3,934
Tanger Factory Outlet Centers, Inc. REIT	177	3,906
Piper Sandler Cos.	30	3,878
Axos Financial, Inc.*	98	3,865
Cathay General Bancorp	120	3,863
Four Corners Property Trust, Inc. REIT	150	3,810
Simmons First National Corp. — Class A	219	3,778
National Health Investors, Inc. REIT	72	3,774
First BanCorp	307	3,752
Douglas Emmett, Inc. REIT	295	3,708
Equity Commonwealth REIT	182	3,687
NMI Holdings, Inc. — Class A*	142	3,666
Sunstone Hotel Investors, Inc. REIT	361	3,653
ServisFirst Bancshares, Inc.	88	3,601
Innovative Industrial Properties, Inc. REIT	48	3,504
BancFirst Corp.	38	3,496
CareTrust REIT, Inc.	174	3,456
Independent Bank Corp.	77	3,427
SL Green Realty Corp. REIT[1]	114	3,426
First Interstate BancSystem, Inc. — Class A	143	3,409
Pacific Premier Bancorp, Inc.	164	3,391
Kennedy-Wilson Holdings, Inc.	207	3,380
Atlantic Union Bankshares Corp.	130	3,373
Fulton Financial Corp.	282	3,361
First Financial Bancorp	163	3,332
Eastern Bankshares, Inc.	268	3,288
Pagseguro Digital Ltd. — Class A*	344	3,247
Seacoast Banking Corporation of Florida	146	3,227
Ready Capital Corp. REIT	277	3,125
PennyMac Financial Services, Inc.	44	3,094
Urban Edge Properties REIT	199	3,071
CVB Financial Corp.	231	3,068
Bancorp, Inc.*	93	3,036
Washington Federal, Inc.	113	2,997
Navient Corp.	160	2,973
Pebblebrook Hotel Trust REIT	210	2,927
PJT Partners, Inc. — Class A	42	2,925
JBG SMITH Properties REIT	194	2,918
DiamondRock Hospitality Co. REIT	364	2,916
St. Joe Co.	60	2,900
First Merchants Corp.	102	2,879
Retail Opportunity Investments Corp. REIT	213	2,878
TowneBank	122	2,835
RLJ Lodging Trust REIT	276	2,835
Enova International, Inc.*	53	2,815
Bank of Hawaii Corp.	68	2,804
Apollo Commercial Real Estate Finance, Inc. REIT	246	2,785
BankUnited, Inc.	129	2,780
Bread Financial Holdings, Inc.	87	2,731
InvenTrust Properties Corp. REIT	118	2,731
Getty Realty Corp. REIT	78	2,638
Cohen & Steers, Inc.	45	2,610
Banner Corp.	59	2,577
StoneX Group, Inc.*	31	2,575
WesBanco, Inc.	100	2,561
Park National Corp.	25	2,558
Hilltop Holdings, Inc.	81	2,548
BRP Group, Inc. — Class A*	102	2,528
Renasant Corp.	96	2,508
Cannae Holdings, Inc.*	124	2,506
Elme Communities REIT	152	2,499
Service Properties Trust REIT	286	2,485
Enterprise Financial Services Corp.	63	2,463
Palomar Holdings, Inc.*	42	2,438
eXp World Holdings, Inc.	120	2,434
Nelnet, Inc. — Class A	25	2,412
BGC Partners, Inc. — Class A	544	2,410
Bank of NT Butterfield & Son Ltd.	87	2,380
Xenia Hotels & Resorts, Inc. REIT	193	2,376
Virtus Investment Partners, Inc.	12	2,370
Compass Diversified Holdings	109	2,364

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Cushman & Wakefield plc*	288	$2,356
LTC Properties, Inc. REIT	71	2,344
Northwest Bancshares, Inc.	221	2,343
Alexander & Baldwin, Inc. REIT	126	2,341
City Holding Co.	26	2,340
Two Harbors Investment Corp. REIT	168	2,332
Acadia Realty Trust REIT	162	2,331
Goosehead Insurance, Inc. — Class A*	37	2,327
Chimera Investment Corp. REIT	403	2,325
Easterly Government Properties, Inc. REIT	160	2,320
Triumph Financial, Inc.*	38	2,307
StepStone Group, Inc. — Class A	93	2,307
Farmer Mac — Class C	16	2,300
NBT Bancorp, Inc.	72	2,293
Redfin Corp.*	184	2,285
First Commonwealth Financial Corp.	177	2,239
Pathward Financial, Inc.	48	2,225
Trustmark Corp.	105	2,218
Veris Residential, Inc. REIT*	137	2,199
Radius Global Infrastructure, Inc. — Class A*	147	2,190
Apartment Investment and Management Co. — Class A REIT	257	2,190
Independent Bank Group, Inc.	63	2,175
Stock Yards Bancorp, Inc.	47	2,132
Ladder Capital Corp. — Class A REIT	196	2,127
OFG Bancorp	81	2,112
Horace Mann Educators Corp.	71	2,106
Lakeland Financial Corp.	43	2,086
Provident Financial Services, Inc.	127	2,075
PennyMac Mortgage Investment Trust REIT	153	2,062
First Bancorp	69	2,053
Franklin BSP Realty Trust, Inc. REIT	144	2,039
Heartland Financial USA, Inc.	73	2,035
MFA Financial, Inc. REIT	177	1,989
Encore Capital Group, Inc.*	40	1,945
Stellar Bancorp, Inc.	84	1,923
Uniti Group, Inc. REIT	413	1,908
NETSTREIT Corp. REIT	106	1,894
Stewart Information Services Corp.	46	1,892
Global Net Lease, Inc. REIT	181	1,861
National Bank Holdings Corp. — Class A	64	1,859
S&T Bancorp, Inc.	67	1,822
ARMOUR Residential REIT, Inc.[1]	340	1,812
Compass, Inc. — Class A*	517	1,810
First Busey Corp.	90	1,809
LendingClub Corp.*	184	1,794
Safety Insurance Group, Inc.	25	1,793
TriCo Bancshares	54	1,793
Claros Mortgage Trust, Inc.	157	1,780
NexPoint Residential Trust, Inc. REIT	39	1,774
AMERISAFE, Inc.	33	1,759
Sandy Spring Bancorp, Inc.	76	1,724
Westamerica BanCorp	45	1,724
Employers Holdings, Inc.	46	1,721
Empire State Realty Trust, Inc. — Class A REIT	229	1,715
FB Financial Corp.	61	1,711
Plymouth Industrial REIT, Inc.	74	1,703
PacWest Bancorp[1]	208	1,695
Hope Bancorp, Inc.	200	1,684
National Western Life Group, Inc. — Class A	4	1,662
WisdomTree, Inc.	239	1,640
American Assets Trust, Inc. REIT	85	1,632
Veritex Holdings, Inc.	91	1,632
Argo Group International Holdings Ltd.*	55	1,628
Centerspace REIT	26	1,595
OceanFirst Financial Corp.	101	1,578
Berkshire Hills Bancorp, Inc.	76	1,575
Necessity Retail REIT, Inc.	233	1,575
New York Mortgage Trust, Inc. REIT	158	1,567
Peoples Bancorp, Inc.	59	1,566
Ellington Financial, Inc. REIT	113	1,559
RPT Realty REIT	149	1,557
Piedmont Office Realty Trust, Inc. — Class A REIT	214	1,556
PRA Group, Inc.*	67	1,531
Live Oak Bancshares, Inc.	58	1,526
Avantax, Inc.*	68	1,522
UMH Properties, Inc. REIT	95	1,518
Victory Capital Holdings, Inc. — Class A	48	1,514
Customers Bancorp, Inc.*	50	1,513
BrightSpire Capital, Inc. REIT	223	1,501
Origin Bancorp, Inc.	51	1,494
Nicolet Bankshares, Inc.	22	1,494
Lemonade, Inc.*,1	88	1,483
B Riley Financial, Inc.[1]	32	1,471
Community Healthcare Trust, Inc. REIT	44	1,453
Newmark Group, Inc. — Class A	233	1,449
Lakeland Bancorp, Inc.	108	1,446
SiriusPoint Ltd.*	158	1,427
ProAssurance Corp.	94	1,418
Paramount Group, Inc. REIT	320	1,418
Mercury General Corp.	46	1,392
Brandywine Realty Trust REIT	295	1,372
First Bancshares, Inc.	53	1,370
Armada Hoffler Properties, Inc. REIT	117	1,367
Capitol Federal Financial, Inc.	221	1,364
Trupanion, Inc.*	69	1,358
Patria Investments Ltd. — Class A	94	1,344
Peakstone Realty Trust REIT	48	1,340
Tompkins Financial Corp.	24	1,337
Southside Bancshares, Inc.	51	1,334
German American Bancorp, Inc.	49	1,332
Bank First Corp.	16	1,331
Marcus & Millichap, Inc.	42	1,323
Brookline Bancorp, Inc.	151	1,320
Enact Holdings, Inc.	52	1,307

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
International Money Express, Inc.*	53	$1,300
Preferred Bank/Los Angeles CA	23	1,265
Redwood Trust, Inc. REIT	197	1,255
Anywhere Real Estate, Inc.*	187	1,249
KKR Real Estate Finance Trust, Inc. REIT	102	1,241
Safehold, Inc. REIT	52	1,234
1st Source Corp.	29	1,216
QCR Holdings, Inc.	29	1,190
Summit Hotel Properties, Inc. REIT	182	1,185
Dynex Capital, Inc. REIT	94	1,183
Brightsphere Investment Group, Inc.	56	1,173
James River Group Holdings Ltd.	64	1,169
AssetMark Financial Holdings, Inc.*	38	1,127
Eagle Bancorp, Inc.	53	1,121
Applied Digital Corp.*,1	118	1,103
Banc of California, Inc.	95	1,100
Ambac Financial Group, Inc.*	77	1,096
Dime Community Bancshares, Inc.	61	1,075
Farmland Partners, Inc. REIT	88	1,074
ConnectOne Bancorp, Inc.	64	1,062
Universal Health Realty Income Trust REIT	22	1,047
Urstadt Biddle Properties, Inc. — Class A REIT	49	1,042
CBL & Associates Properties, Inc. REIT	47	1,036
Hudson Pacific Properties, Inc. REIT	239	1,009
Old Second Bancorp, Inc.	75	979
Premier Financial Corp.	61	977
Heritage Financial Corp.	60	970
Global Medical REIT, Inc.	106	968
Community Trust Bancorp, Inc.	27	960
Gladstone Land Corp. REIT	58	944
Diversified Healthcare Trust REIT	414	932
First Community Bankshares, Inc.	31	922
TrustCo Bank Corporation NY	32	916
Ares Commercial Real Estate Corp. REIT	90	914
Univest Financial Corp.	50	904
TPG RE Finance Trust, Inc. REIT	120	889
Columbia Financial, Inc.*	51	882
Gladstone Commercial Corp. REIT	70	866
Diamond Hill Investment Group, Inc.	5	856
Heritage Commerce Corp.	103	853
Brookfield Business Corp. — Class A	45	850
Invesco Mortgage Capital, Inc. REIT	73	837
P10, Inc. — Class A	74	836
United Fire Group, Inc.	36	816
Whitestone REIT — Class B	84	815
Peapack-Gladstone Financial Corp.	30	812
Great Southern Bancorp, Inc.	16	812
World Acceptance Corp.*	6	804
First Mid Bancshares, Inc.	33	797
F&G Annuities & Life, Inc.	32	793
Farmers National Banc Corp.	64	792
Hanmi Financial Corp.	53	791
Northfield Bancorp, Inc.	72	791
Horizon Bancorp, Inc.	75	781
Byline Bancorp, Inc.	43	778
Washington Trust Bancorp, Inc.	29	777
Chatham Lodging Trust REIT	83	777
Camden National Corp.	25	774
Amerant Bancorp, Inc.	45	774
CrossFirst Bankshares, Inc.*	77	770
Mercantile Bank Corp.	27	746
Midland States Bancorp, Inc.	37	737
Saul Centers, Inc. REIT	20	737
Alexander's, Inc. REIT	4	735
MBIA, Inc.*	84	726
Central Pacific Financial Corp.	46	723
Coastal Financial Corp.*	19	715
Burke & Herbert Financial Services Corp.	11	706
Cambridge Bancorp	13	706
Capital City Bank Group, Inc.	23	705
Orchid Island Capital, Inc. REIT	68	704
Kearny Financial Corp.	99	698
Merchants Bancorp	27	691
HCI Group, Inc.	11	680
Universal Insurance Holdings, Inc.	44	679
NexPoint Diversified Real Estate Trust REIT	53	664
Orion Office REIT, Inc.	99	654
CTO Realty Growth, Inc. REIT	38	651
First Financial Corp.	20	649
Bar Harbor Bankshares	26	641
Hingham Institution For Savings The	3	639
Office Properties Income Trust REIT	83	639
Republic Bancorp, Inc. — Class A	15	638
NewtekOne, Inc.	40	636
CNB Financial Corp.	36	635
HarborOne Bancorp, Inc.	73	634
FRP Holdings, Inc.*	11	633
Business First Bancshares, Inc.	42	633
FTAI Infrastructure, Inc.	171	631
Tiptree, Inc. — Class A	42	630
RMR Group, Inc. — Class A	27	626
Metropolitan Bank Holding Corp.*	18	625
Perella Weinberg Partners	74	616
Carter Bankshares, Inc.*	41	606
Flushing Financial Corp.	49	602
Citizens Financial Services, Inc.	8	596
Independent Bank Corp.	35	594
Equity Bancshares, Inc. — Class A	26	592
SmartFinancial, Inc.	27	581

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
RE/MAX Holdings, Inc. — Class A	30	$578
Southern Missouri Bancorp, Inc.	15	577
Alerus Financial Corp.	32	575
Metrocity Bankshares, Inc.	32	572
One Liberty Properties, Inc. REIT	28	569
HomeTrust Bancshares, Inc.	27	564
NerdWallet, Inc. — Class A*	59	555
Mid Penn Bancorp, Inc.	25	552
Esquire Financial Holdings, Inc.	12	549
GCM Grosvenor, Inc. — Class A	72	543
Northeast Bank	13	542
Farmers & Merchants Bancorp Incorporated/Archbold OH	24	540
MidWestOne Financial Group, Inc.	25	534
Peoples Financial Services Corp.	12	525
American National Bankshares, Inc.	18	522
West BanCorp, Inc.	28	515
Bit Digital, Inc.*	125	507
Arrow Financial Corp.	25	503
Citizens & Northern Corp.	26	502
Amalgamated Financial Corp.	31	499
Five Star Bancorp	22	492
Enterprise Bancorp, Inc.	17	492
Bank of Marin Bancorp	27	477
Greenlight Capital Re Ltd. — Class A*	45	474
South Plains Financial, Inc.	21	473
Postal Realty Trust, Inc. — Class A REIT	32	471
Civista Bancshares, Inc.	27	470
Granite Point Mortgage Trust, Inc. REIT	88	466
ACNB Corp.	14	464
Waterstone Financial, Inc.	32	464
Forge Global Holdings, Inc.*	190	462
Selectquote, Inc.*	236	460
Braemar Hotels & Resorts, Inc. REIT	114	458
Skyward Specialty Insurance Group, Inc.*,1	18	457
First of Long Island Corp.	37	445
John Marshall Bancorp, Inc.	22	442
Blue Foundry Bancorp*	43	435
Home Bancorp, Inc.	13	432
Regional Management Corp.	14	427
Macatawa Bank Corp.	46	427
Chicago Atlantic Real Estate Finance, Inc. REIT	28	424
HBT Financial, Inc.	23	424
MVB Financial Corp.	20	422
Capstar Financial Holdings, Inc.	34	417
BRT Apartments Corp. REIT	21	416
First Bancorp, Inc.	17	414
First Business Financial Services, Inc.	14	413
Financial Institutions, Inc.	26	409
Sierra Bancorp	24	407
Guaranty Bancshares, Inc.	15	406
LendingTree, Inc.*	18	398
Legacy Housing Corp.*	17	394
Northrim BanCorp, Inc.	10	393
Red River Bancshares, Inc.	8	393
Summit Financial Group, Inc.	19	393
Donegal Group, Inc. — Class A	27	390
Fidelity D&D Bancorp, Inc.	8	389
Norwood Financial Corp.	13	384
Sculptor Capital Management, Inc.	43	380
City Office REIT, Inc.	68	379
Middlefield Banc Corp.	14	375
Alpine Income Property Trust, Inc. REIT	23	374
Shore Bancshares, Inc.	31	358
Greene County Bancorp, Inc.	12	358
First Foundation, Inc.	89	353
Third Coast Bancshares, Inc.*	22	349
AFC Gamma, Inc. REIT	28	349
RBB Bancorp	29	346
Bridgewater Bancshares, Inc.*	35	345
Orrstown Financial Services, Inc.	18	345
Silvercrest Asset Management Group, Inc. — Class A	17	344
Northeast Community Bancorp, Inc.	23	342
eHealth, Inc.*	42	338
Atlanticus Holdings Corp.*	8	336
BayCom Corp.	20	334
Codorus Valley Bancorp, Inc.	17	333
Orange County Bancorp, Inc.	9	333
Timberland Bancorp, Inc.	13	332
FS Bancorp, Inc.	11	331
Maiden Holdings Ltd.*	157	330
Ocwen Financial Corp.*	11	330
Hersha Hospitality Trust — Class A REIT	54	329
Star Holdings*	22	323
C&F Financial Corp.	6	322
Southern First Bancshares, Inc.*	13	322
Plumas Bancorp	9	321
Douglas Elliman, Inc.	141	312
Capital Bancorp, Inc.	17	308
Unity Bancorp, Inc.	13	307
Parke Bancorp, Inc.	18	306
BCB Bancorp, Inc.	26	305
Ponce Financial Group, Inc.*	35	304
Oak Valley Bancorp	12	302
FVCBankcorp, Inc.*	28	302
Penns Woods Bancorp, Inc.	12	300
Hippo Holdings, Inc.*	18	297
Primis Financial Corp.	35	295
Investors Title Co.	2	292
National Bankshares, Inc.	10	292
First Bank/Hamilton NJ	28	291
PCB Bancorp	19	279
Crawford & Co. — Class A	25	277
ChoiceOne Financial Services, Inc.	12	276
AlTi Global, Inc.*	36	276
Southern States Bancshares, Inc.	13	274
Colony Bankcorp, Inc.	29	273
MainStreet Bancshares, Inc.	12	272
Ames National Corp.	15	270
LCNB Corp.	18	266

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Blue Ridge Bankshares, Inc.	30	$265
Central Valley Community Bancorp	17	263
Stratus Properties, Inc.	10	263
First Western Financial, Inc.*	14	260
Virginia National Bankshares Corp.	8	257
Princeton Bancorp, Inc.	9	246
Community Financial Corp.	9	244
Bankwell Financial Group, Inc.	10	244
Chemung Financial Corp.	6	230
First Community Corp.	13	226
Evans Bancorp, Inc.	9	224
ESSA Bancorp, Inc.	15	224
Nexpoint Real Estate Finance, Inc. REIT	14	218
NI Holdings, Inc.*	14	208
Sterling Bancorp, Inc.*	36	197
Consumer Portfolio Services, Inc.*	16	187
Security National Financial Corp. — Class A*	21	186
Maui Land & Pineapple Company, Inc.*	13	185
USCB Financial Holdings, Inc.*	18	184
HomeStreet, Inc.	31	184
Pioneer Bancorp, Inc.*	20	179
Finance of America Companies, Inc. — Class A*	92	176
Velocity Financial, Inc.*	15	173
Angel Oak Mortgage REIT, Inc.	20	165
Luther Burbank Corp.	18	161
United Insurance Holdings Corp.*	34	152
Bank7 Corp.	6	147
Kingsway Financial Services, Inc.*	18	147
Paysign, Inc.*	57	140
GoHealth, Inc. — Class A*	7	138
Clipper Realty, Inc. REIT	22	125
SWK Holdings Corp.*	7	117
Transcontinental Realty Investors, Inc.*	3	110
American Realty Investors, Inc.*	3	65
OppFi, Inc.*	19	39
Home Point Capital, Inc.*	14	32
Total Financial		834,095
Industrial - 9.3%
Chart Industries, Inc.*	73	11,665
Novanta, Inc.*	62	11,414
Atkore, Inc.*	69	10,760
Simpson Manufacturing Company, Inc.	74	10,249
UFP Industries, Inc.	104	10,093
Comfort Systems USA, Inc.	61	10,016
Applied Industrial Technologies, Inc.	67	9,704
Casella Waste Systems, Inc. — Class A*	96	8,683
Watts Water Technologies, Inc. — Class A	47	8,635
Mueller Industries, Inc.	97	8,466
Fabrinet*	64	8,312
Franklin Electric Company, Inc.	80	8,232
Exponent, Inc.	88	8,212
GATX Corp.	62	7,982
Summit Materials, Inc. — Class A*	207	7,835
EnerSys	71	7,705
Aerojet Rocketdyne Holdings, Inc.*	138	7,572
Badger Meter, Inc.	51	7,526
AAON, Inc.	78	7,395
Fluor Corp.*	247	7,311
Advanced Energy Industries, Inc.	65	7,244
Belden, Inc.	74	7,078
Terex Corp.	116	6,940
Zurn Elkay Water Solutions Corp.	256	6,884
John Bean Technologies Corp.	55	6,672
Federal Signal Corp.	104	6,659
Vishay Intertechnology, Inc.	223	6,556
SPX Technologies, Inc.*	76	6,458
Arcosa, Inc.	84	6,365
Boise Cascade Co.	69	6,234
Hillenbrand, Inc.	120	6,154
Sanmina Corp.*	100	6,027
O-I Glass, Inc.*	269	5,738
Itron, Inc.*	79	5,696
Dycom Industries, Inc.*	50	5,683
Bloom Energy Corp. — Class A*	334	5,461
Encore Wire Corp.	29	5,392
Moog, Inc. — Class A	49	5,313
Albany International Corp. — Class A	54	5,037
Joby Aviation, Inc.*	483	4,955
Werner Enterprises, Inc.	110	4,860
Matson, Inc.	62	4,819
EnPro Industries, Inc.	36	4,807
Forward Air Corp.	45	4,775
Cactus, Inc. — Class A	112	4,740
Plexus Corp.*	48	4,716
Hub Group, Inc. — Class A*	57	4,578
Frontdoor, Inc.*	143	4,562
ESCO Technologies, Inc.	44	4,560
RXO, Inc.*	201	4,557
CSW Industrials, Inc.	27	4,487
Kadant, Inc.	20	4,442
AeroVironment, Inc.*	43	4,398
Mueller Water Products, Inc. — Class A	269	4,366
Scorpio Tankers, Inc.	91	4,298
Enovix Corp.*	237	4,275
Energizer Holdings, Inc.	124	4,164
ArcBest Corp.	42	4,150
Materion Corp.	36	4,111
Kennametal, Inc.	140	3,975
Masonite International Corp.*	38	3,893
MYR Group, Inc.*	28	3,874
Knife River Corp.*	88	3,828
Helios Technologies, Inc.	57	3,767
Worthington Industries, Inc.	53	3,682
Trinity Industries, Inc.	141	3,625
Barnes Group, Inc.	85	3,586
Golar LNG Ltd.	175	3,530
AAR Corp.*	60	3,466
Gibraltar Industries, Inc.*	54	3,397

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
OSI Systems, Inc.*	27	$3,181
Alamo Group, Inc.	17	3,126
Kratos Defense & Security Solutions, Inc.*	217	3,112
Griffon Corp.	76	3,063
Granite Construction, Inc.	76	3,023
Greif, Inc. — Class A	43	2,962
PGT Innovations, Inc.*	101	2,944
Modine Manufacturing Co.*	89	2,939
Mirion Technologies, Inc.*	347	2,932
Sterling Infrastructure, Inc.*	52	2,902
Rocket Lab USA, Inc.*	483	2,898
Standex International Corp.	20	2,829
Knowles Corp.*	156	2,817
Primoris Services Corp.	92	2,803
Enerpac Tool Group Corp.	100	2,700
Hillman Solutions Corp.*	299	2,694
Energy Recovery, Inc.*	96	2,683
International Seaways, Inc.	70	2,677
NV5 Global, Inc.*	24	2,658
Masterbrand, Inc.*	225	2,617
Tennant Co.	32	2,596
JELD-WEN Holding, Inc.*	147	2,578
TTM Technologies, Inc.*	177	2,460
Greenbrier Companies, Inc.	55	2,370
CTS Corp.	54	2,302
Lindsay Corp.	19	2,267
American Woodmark Corp.*	29	2,215
World Kinect Corp.	107	2,213
Construction Partners, Inc. — Class A*	70	2,197
Marten Transport Ltd.	101	2,171
NEXTracker, Inc. — Class A*	54	2,150
PureCycle Technologies, Inc.*	201	2,149
Vicor Corp.*	38	2,052
DHT Holdings, Inc.	238	2,030
Montrose Environmental Group, Inc.*	48	2,022
Columbus McKinnon Corp.	49	1,992
TriMas Corp.	72	1,979
Napco Security Technologies, Inc.	55	1,906
AZZ, Inc.	43	1,869
SFL Corporation Ltd.	199	1,857
Air Transport Services Group, Inc.*	98	1,849
Ichor Holdings Ltd.*	49	1,838
Apogee Enterprises, Inc.	38	1,804
Astec Industries, Inc.	39	1,772
CIRCOR International, Inc.*	31	1,750
GrafTech International Ltd.	336	1,693
Ryerson Holding Corp.	39	1,692
TimkenSteel Corp.*	75	1,618
Proto Labs, Inc.*	46	1,608
Golden Ocean Group Ltd.	213	1,608
Sturm Ruger & Company, Inc.	30	1,589
FLEX LNG Ltd.	52	1,588
Chase Corp.	13	1,576
Benchmark Electronics, Inc.	61	1,576
Teekay Tankers Ltd. — Class A	41	1,567
Janus International Group, Inc.*	147	1,567
Thermon Group Holdings, Inc.*	58	1,543
Leonardo DRS, Inc.*	87	1,508
Dorian LPG Ltd.	55	1,411
MicroVision, Inc.*	306	1,401
Triumph Group, Inc.*	112	1,385
Enviri Corp.*	137	1,352
Heartland Express, Inc.	81	1,329
Li-Cycle Holdings Corp.*	239	1,327
Nordic American Tankers Ltd.	355	1,303
CryoPort, Inc.*	74	1,276
Xometry, Inc. — Class A*	59	1,249
Myers Industries, Inc.	63	1,224
SmartRent, Inc.*	319	1,222
Kaman Corp.	49	1,192
nLight, Inc.*	76	1,172
Evolv Technologies Holdings, Inc.*	195	1,170
Mesa Laboratories, Inc.	9	1,156
Gorman-Rupp Co.	40	1,153
Eagle Bulk Shipping, Inc.[1]	24	1,153
Kimball Electronics, Inc.*	41	1,133
Manitowoc Company, Inc.*	60	1,130
Archer Aviation, Inc. — Class A*	264	1,088
Hyster-Yale Materials Handling, Inc.	19	1,061
Bel Fuse, Inc. — Class B	18	1,033
Smith & Wesson Brands, Inc.	79	1,030
Genco Shipping & Trading Ltd.	73	1,024
Heritage-Crystal Clean, Inc.*	27	1,020
Insteel Industries, Inc.	32	996
Powell Industries, Inc.	16	970
Allied Motion Technologies, Inc.	24	959
LSB Industries, Inc.*	95	936
Great Lakes Dredge & Dock Corp.*	114	930
GoPro, Inc. — Class A*	224	927
DXP Enterprises, Inc.*	25	910
Clearwater Paper Corp.*	29	908
Astronics Corp.*	45	894
Ardmore Shipping Corp.	71	877
Stoneridge, Inc.*	46	867
Argan, Inc.	22	867
Olympic Steel, Inc.	17	833
Ducommun, Inc.*	19	828
Costamare, Inc.	84	812
IES Holdings, Inc.*	14	796
NVE Corp.	8	780
Cadre Holdings, Inc.	34	741
Greif, Inc. — Class B	9	695
Teekay Corp.*	115	695
Aspen Aerogels, Inc.*	88	694
Luxfer Holdings plc	48	683
CECO Environmental Corp.*	51	681
National Presto Industries, Inc.	9	659
Covenant Logistics Group, Inc. — Class A	15	657
AerSale Corp.*	44	647
NuScale Power Corp.*	93	632
Omega Flex, Inc.	6	623
Babcock & Wilcox Enterprises, Inc.*	102	602
FARO Technologies, Inc.*	35	567
LSI Industries, Inc.	45	565
Bowman Consulting Group Ltd.*	17	542
Tutor Perini Corp.*	74	529
Pactiv Evergreen, Inc.	69	523
Northwest Pipe Co.*	17	514

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Daseke, Inc.*	70	$499
Blink Charging Co.*,1	80	479
Park Aerospace Corp.	34	469
Eastman Kodak Co.*	99	457
Radiant Logistics, Inc.*	64	430
Comtech Telecommunications Corp.	47	430
Pangaea Logistics Solutions Ltd.	63	427
Overseas Shipholding Group, Inc. — Class A*	100	417
Safe Bulkers, Inc.	122	398
Limbach Holdings, Inc.*	16	396
Akoustis Technologies, Inc.*	120	382
Pure Cycle Corp.*	34	374
Concrete Pumping Holdings, Inc.*	45	361
Universal Logistics Holdings, Inc.	12	346
Ranpak Holdings Corp.*	75	339
AMMO, Inc.*	156	332
US Xpress Enterprises, Inc. — Class A*	54	332
Eve Holding, Inc.*	31	325
Turtle Beach Corp.*	27	315
Tredegar Corp.	46	307
Sight Sciences, Inc.*	37	306
Core Molding Technologies, Inc.*	13	296
PAM Transportation Services, Inc.*	11	294
Iteris, Inc.*	74	293
Park-Ohio Holdings Corp.	15	285
Gencor Industries, Inc.*	18	280
Mistras Group, Inc.*	36	278
Himalaya Shipping Ltd.*	47	261
908 Devices, Inc.*	38	261
SKYX Platforms Corp.*	98	261
Latham Group, Inc.*	67	249
374Water, Inc.*	103	246
LanzaTech Global, Inc.*	36	246
Mayville Engineering Company, Inc.*	19	237
ESS Tech, Inc.*	158	232
Charge Enterprises, Inc.*	233	228
Willis Lease Finance Corp.*	5	196
Karat Packaging, Inc.	10	183
Intevac, Inc.*	44	165
Transphorm, Inc.*	47	160
Berkshire Grey, Inc.*	110	155
INNOVATE Corp.*	79	138
NL Industries, Inc.	15	83
Amprius Technologies, Inc.*	9	65
Southland Holdings, Inc.*	7	57
Redwire Corp.*	14	36
Total Industrial		626,921
Consumer, Cyclical - 7.2%
Light & Wonder, Inc. — Class A*	158	10,864
Asbury Automotive Group, Inc.*	38	9,136
Meritage Homes Corp.	63	8,963
Taylor Morrison Home Corp. — Class A*	182	8,876
Fox Factory Holding Corp.*	74	8,030
Beacon Roofing Supply, Inc.*	85	7,053
Visteon Corp.*	49	7,037
Academy Sports & Outdoors, Inc.	129	6,972
Goodyear Tire & Rubber Co.*	488	6,676
KB Home	128	6,619
Hilton Grand Vacations, Inc.*	141	6,407
Adient plc*	166	6,361
Group 1 Automotive, Inc.	24	6,194
Skyline Champion Corp.*	93	6,087
FirstCash Holdings, Inc.	65	6,066
International Game Technology plc	188	5,995
Installed Building Products, Inc.	41	5,746
Tri Pointe Homes, Inc.*	172	5,652
LCI Industries	43	5,433
JetBlue Airways Corp.*	573	5,077
Shake Shack, Inc. — Class A*	65	5,052
Signet Jewelers Ltd.	77	5,025
GMS, Inc.*	72	4,982
Topgolf Callaway Brands Corp.*	249	4,943
LGI Homes, Inc.*	36	4,856
MDC Holdings, Inc.	102	4,770
Resideo Technologies, Inc.*	254	4,486
Papa John's International, Inc.	60	4,430
Cavco Industries, Inc.*	15	4,425
Boot Barn Holdings, Inc.*	52	4,404
Rush Enterprises, Inc. — Class A	72	4,373
Carvana Co.*	166	4,303
Steven Madden Ltd.	130	4,250
M/I Homes, Inc.*	47	4,098
Bloomin' Brands, Inc.	152	4,087
Kontoor Brands, Inc.	96	4,042
UniFirst Corp.	26	4,030
SeaWorld Entertainment, Inc.*	69	3,865
Foot Locker, Inc.	142	3,850
Dana, Inc.	226	3,842
Red Rock Resorts, Inc. — Class A	82	3,836
Century Communities, Inc.	49	3,754
American Eagle Outfitters, Inc.	317	3,741
Urban Outfitters, Inc.*	111	3,677
Dorman Products, Inc.*	46	3,626
Sonos, Inc.*	220	3,593
Cracker Barrel Old Country Store, Inc.	38	3,541
Jack in the Box, Inc.	36	3,511
SkyWest, Inc.*	84	3,420
Allegiant Travel Co. — Class A*	27	3,410
Winnebago Industries, Inc.	51	3,401
Dave & Buster's Entertainment, Inc.*	75	3,342
PriceSmart, Inc.	45	3,333
XPEL, Inc.*	39	3,285
National Vision Holdings, Inc.*	135	3,279
Spirit Airlines, Inc.	190	3,260
Six Flags Entertainment Corp.*	125	3,247
Luminar Technologies, Inc.*,1	472	3,247
Gentherm, Inc.*	57	3,221
Abercrombie & Fitch Co. — Class A*	85	3,203
Cinemark Holdings, Inc.*	190	3,135
Patrick Industries, Inc.	37	2,960
Acushnet Holdings Corp.	54	2,953
Cheesecake Factory, Inc.	84	2,905

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Leslie's, Inc.*	308	$2,892
Veritiv Corp.	23	2,889
Nu Skin Enterprises, Inc. — Class A	86	2,855
OPENLANE, Inc.*	187	2,846
Brinker International, Inc.*	76	2,782
Hanesbrands, Inc.	610	2,769
ODP Corp.*	59	2,762
Vista Outdoor, Inc.*	98	2,712
Green Brick Partners, Inc.*	46	2,613
Liberty Media Corporation-Liberty Braves — Class C*	65	2,575
H&E Equipment Services, Inc.	56	2,562
Oxford Industries, Inc.	26	2,559
Madison Square Garden Entertainment Corp.*	75	2,521
Sally Beauty Holdings, Inc.*	186	2,297
HNI Corp.	80	2,254
indie Semiconductor, Inc. — Class A*	239	2,247
Camping World Holdings, Inc. — Class A	72	2,167
La-Z-Boy, Inc.	75	2,148
Sweetgreen, Inc. — Class A*	167	2,141
iRobot Corp.*	47	2,127
Everi Holdings, Inc.*	146	2,111
Wabash National Corp.	82	2,102
Malibu Boats, Inc. — Class A*	35	2,053
Methode Electronics, Inc.	61	2,045
Wolverine World Wide, Inc.	135	1,983
Dillard's, Inc. — Class A	6	1,958
MillerKnoll, Inc.	132	1,951
Fisker, Inc.*,1	340	1,918
Buckle, Inc.	53	1,834
Warby Parker, Inc. — Class A*	147	1,718
Virgin Galactic Holdings, Inc.*,1	437	1,695
Lions Gate Entertainment Corp. — Class B*	200	1,670
Portillo's, Inc. — Class A*	74	1,667
Winmark Corp.	5	1,662
American Axle & Manufacturing Holdings, Inc.*	198	1,637
Monarch Casino & Resort, Inc.	23	1,620
Dine Brands Global, Inc.	27	1,567
Aurora Innovation, Inc.*	527	1,549
OneSpaWorld Holdings Ltd.*	126	1,525
Life Time Group Holdings, Inc.*	77	1,514
Golden Entertainment, Inc.*	35	1,463
Sun Country Airlines Holdings, Inc.*	65	1,461
MRC Global, Inc.*	145	1,460
Clean Energy Fuels Corp.*	294	1,458
Beazer Homes USA, Inc.*	51	1,443
Caleres, Inc.	60	1,436
Nikola Corp.*,1	1,028	1,419
G-III Apparel Group Ltd.*	73	1,407
BlueLinx Holdings, Inc.*	15	1,407
Standard Motor Products, Inc.	37	1,388
Sovos Brands, Inc.*	69	1,350
IMAX Corp.*	78	1,325
Shyft Group, Inc.	60	1,324
ScanSource, Inc.*	44	1,301
Sonic Automotive, Inc. — Class A	27	1,287
Chuy's Holdings, Inc.*	31	1,265
MarineMax, Inc.*	37	1,264
BJ's Restaurants, Inc.*	39	1,240
A-Mark Precious Metals, Inc.	33	1,235
Sphere Entertainment Co.*	45	1,233
Steelcase, Inc. — Class A	153	1,180
Denny's Corp.*	95	1,170
Douglas Dynamics, Inc.	39	1,165
RCI Hospitality Holdings, Inc.	15	1,140
Arko Corp.	143	1,137
Ethan Allen Interiors, Inc.	40	1,131
Chico's FAS, Inc.*	211	1,129
Franchise Group, Inc.	39	1,117
Titan Machinery, Inc.*	36	1,062
Titan International, Inc.*	91	1,045
Dream Finders Homes, Inc. — Class A*	42	1,033
Sleep Number Corp.*	37	1,009
America's Car-Mart, Inc.*	10	998
VSE Corp.	18	984
Accel Entertainment, Inc.*	93	982
Guess?, Inc.	50	973
Xperi, Inc.*	73	960
Hawaiian Holdings, Inc.*	88	948
Kura Sushi USA, Inc. — Class A*	10	930
MasterCraft Boat Holdings, Inc.*	30	919
PC Connection, Inc.	20	902
Lions Gate Entertainment Corp. — Class A*	101	892
Vizio Holding Corp. — Class A*	131	884
Interface, Inc. — Class A	99	870
Designer Brands, Inc. — Class A	85	859
Hibbett, Inc.	22	798
Hovnanian Enterprises, Inc. — Class A*	8	794
Bally's Corp.*	51	794
Haverty Furniture Companies, Inc.	25	756
Rush Enterprises, Inc. — Class B	11	749
Xponential Fitness, Inc. — Class A*	43	742
Hudson Technologies, Inc.*	76	731
REV Group, Inc.	55	729
OneWater Marine, Inc. — Class A*	20	725
Movado Group, Inc.	27	724
Forestar Group, Inc.*	32	722
Liberty Media Corporation-Liberty Braves — Class A*	17	696
Super Group SGHC Ltd.*	236	684
Shoe Carnival, Inc.	29	681
Solid Power, Inc.*	268	681
Bluegreen Vacations Holding Corp.	19	677
Blue Bird Corp.*	30	674
Miller Industries, Inc.	19	674
Lindblad Expeditions Holdings, Inc.*	61	664
Funko, Inc. — Class A*	60	649
Lovesac Co.*	24	647
Global Industrial Co.	23	639
Frontier Group Holdings, Inc.*	66	638
Marcus Corp.	42	623
Commercial Vehicle Group, Inc.*	56	622

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Bowlero Corp.*	51	$594
Johnson Outdoors, Inc. — Class A	9	553
SES AI Corp.*	216	527
Genesco, Inc.*	21	526
PetMed Express, Inc.	36	496
EVgo, Inc.*,1	124	496
Destination XL Group, Inc.*	101	495
Build-A-Bear Workshop, Inc. — Class A	23	493
Children's Place, Inc.*	21	487
TuSimple Holdings, Inc. — Class A*	286	475
Zumiez, Inc.*	28	467
Clarus Corp.	51	466
Proterra, Inc.*	383	460
First Watch Restaurant Group, Inc.*	26	439
El Pollo Loco Holdings, Inc.	50	439
Daktronics, Inc.*	68	435
Big Lots, Inc.	49	433
Hyliion Holdings Corp.*	256	428
Cooper-Standard Holdings, Inc.*	29	414
Global Business Travel Group I*	56	405
Potbelly Corp.*	45	395
Full House Resorts, Inc.*	57	382
Sportsman's Warehouse Holdings, Inc.*	66	376
Red Robin Gourmet Burgers, Inc.*	27	373
Snap One Holdings Corp.*	32	373
Holley, Inc.*	91	372
Hooker Furnishings Corp.	19	355
GrowGeneration Corp.*	102	347
Century Casinos, Inc.*	48	341
Rush Street Interactive, Inc.*	109	340
Big 5 Sporting Goods Corp.[1]	37	339
Carrols Restaurant Group, Inc.*	64	323
Purple Innovation, Inc.	111	309
ThredUp, Inc. — Class A*	124	302
VOXX International Corp. — Class A*	24	299
Microvast Holdings, Inc.*	182	291
Vera Bradley, Inc.*	45	288
ONE Group Hospitality, Inc.*	38	278
Tile Shop Holdings, Inc.*	50	277
Tilly's, Inc. — Class A*	39	273
Weyco Group, Inc.	10	267
JAKKS Pacific, Inc.*	13	260
Traeger, Inc.*	61	259
Lazydays Holdings, Inc.*	22	254
Marine Products Corp.	15	253
Rocky Brands, Inc.	12	252
Workhorse Group, Inc.*	287	250
Fiesta Restaurant Group, Inc.*	31	246
Cato Corp. — Class A	30	241
Noodles & Co.*	69	233
Escalade, Inc.	17	227
Livewire Group, Inc.*	19	224
Landsea Homes Corp.*	23	215
Fossil Group, Inc.*	82	211
Reservoir Media, Inc.*	34	205
EVI Industries, Inc.*	8	176
Aeva Technologies, Inc.*	138	172
J Jill, Inc.*	8	171
Loop Media, Inc.*	63	151
Duluth Holdings, Inc. — Class B*	23	144
United Homes Group, Inc.*	11	123
Envela Corp.*	13	96
CompX International, Inc.	3	65
Torrid Holdings, Inc.*	21	59
Dragonfly Energy Holdings Corp.*	26	38
Qurate Retail, Inc. — Class B*	2	17
Total Consumer, Cyclical		485,802
Technology - 7.0%
Super Micro Computer, Inc.*	86	20,331
SPS Commerce, Inc.*	64	12,292
Rambus, Inc.*	189	12,128
Axcelis Technologies, Inc.*	56	10,266
Onto Innovation, Inc.*	85	9,900
Power Integrations, Inc.	98	9,278
Maximus, Inc.	105	8,874
Silicon Laboratories, Inc.*	55	8,676
Workiva, Inc.*	85	8,641
Tenable Holdings, Inc.*	198	8,623
ExlService Holdings, Inc.*	56	8,459
Qualys, Inc.*	64	8,267
Insight Enterprises, Inc.*	50	7,317
Diodes, Inc.*	78	7,214
Box, Inc. — Class A*	244	7,169
Duolingo, Inc.*	50	7,147
Altair Engineering, Inc. — Class A*	93	7,053
MicroStrategy, Inc. — Class A*,1	19	6,506
MACOM Technology Solutions Holdings, Inc.*	94	6,160
Synaptics, Inc.*	68	5,806
Evolent Health, Inc. — Class A*	191	5,787
Kulicke & Soffa Industries, Inc.	96	5,707
Appfolio, Inc. — Class A*	33	5,681
CommVault Systems, Inc.*	77	5,592
Blackbaud, Inc.*	75	5,338
Blackline, Inc.*	98	5,274
Ambarella, Inc.*	63	5,271
Amkor Technology, Inc.	177	5,266
Envestnet, Inc.*	87	5,163
Varonis Systems, Inc.*	188	5,010
Freshworks, Inc. — Class A*	281	4,940
Verra Mobility Corp.*	242	4,772
Rapid7, Inc.*	104	4,709
Schrodinger Incorporated/United States*	94	4,692
FormFactor, Inc.*	134	4,585
DigitalOcean Holdings, Inc.*	110	4,415
Progress Software Corp.	75	4,358
ACI Worldwide, Inc.*	188	4,356
MaxLinear, Inc. — Class A*	129	4,071
Verint Systems, Inc.*	110	3,857
Sprout Social, Inc. — Class A*	83	3,831
ACV Auctions, Inc. — Class A*	220	3,799
IonQ, Inc.*	278	3,761
C3.ai, Inc. — Class A*,1	102	3,716
NetScout Systems, Inc.*	118	3,652
Impinj, Inc.*	40	3,586
SiTime Corp.*	30	3,539
Parsons Corp.*	71	3,418
Appian Corp. — Class A*	71	3,380

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Cohu, Inc.*	81	$3,366
Clear Secure, Inc. — Class A	144	3,336
PagerDuty, Inc.*	148	3,327
Fastly, Inc. — Class A*	205	3,233
Privia Health Group, Inc.*	117	3,055
Asana, Inc. — Class A*	138	3,042
Xerox Holdings Corp.	199	2,963
Ultra Clean Holdings, Inc.*	77	2,961
CSG Systems International, Inc.	54	2,848
Semtech Corp.*	111	2,826
Photronics, Inc.*	106	2,734
Phreesia, Inc.*	88	2,729
AvidXchange Holdings, Inc.*	259	2,688
Braze, Inc. — Class A*	60	2,627
SMART Global Holdings, Inc.*	84	2,437
Digi International, Inc.*	61	2,403
Agilysys, Inc.*	35	2,402
PDF Solutions, Inc.*	53	2,390
PROS Holdings, Inc.*	77	2,372
Jamf Holding Corp.*	121	2,362
Veradigm, Inc.*	187	2,356
Zuora, Inc. — Class A*	214	2,348
Apollo Medical Holdings, Inc.*	74	2,338
Model N, Inc.*	65	2,298
Veeco Instruments, Inc.*	88	2,260
3D Systems Corp.*	221	2,195
Yext, Inc.*	185	2,092
Cerence, Inc.*	70	2,046
Adeia, Inc.	185	2,037
Zeta Global Holdings Corp. — Class A*	232	1,981
Donnelley Financial Solutions, Inc.*	43	1,958
E2open Parent Holdings, Inc.*	345	1,932
Everbridge, Inc.*	70	1,883
Outset Medical, Inc.*	86	1,881
Navitas Semiconductor Corp.*	177	1,866
PowerSchool Holdings, Inc. — Class A*	97	1,857
Aehr Test Systems*,1	45	1,856
N-able, Inc.*	121	1,744
ForgeRock, Inc. — Class A*	82	1,684
EngageSmart, Inc.*	84	1,604
AvePoint, Inc.*	266	1,532
NextGen Healthcare, Inc.*	94	1,525
Digital Turbine, Inc.*	164	1,522
PAR Technology Corp.*	46	1,515
Avid Technology, Inc.*	59	1,504
Sapiens International Corporation N.V.	53	1,410
PubMatic, Inc. — Class A*	75	1,371
Matterport, Inc.*	434	1,367
Alpha & Omega Semiconductor Ltd.*	40	1,312
Amplitude, Inc. — Class A*	117	1,287
Health Catalyst, Inc.*	97	1,213
Thoughtworks Holding, Inc.*	160	1,208
Simulations Plus, Inc.	27	1,170
Integral Ad Science Holding Corp.*	65	1,169
Ebix, Inc.	46	1,159
Olo, Inc. — Class A*	179	1,156
BigCommerce Holdings, Inc.*	116	1,154
TTEC Holdings, Inc.	34	1,151
Corsair Gaming, Inc.*	64	1,135
Intapp, Inc.*	27	1,132
Alkami Technology, Inc.*	68	1,115
SoundHound AI, Inc. — Class A*	242	1,101
Vimeo, Inc.*	264	1,088
ACM Research, Inc. — Class A*	83	1,086
Pitney Bowes, Inc.	304	1,076
Planet Labs PBC*	330	1,063
Consensus Cloud Solutions, Inc.*	34	1,054
OneSpan, Inc.*	69	1,024
CEVA, Inc.*	40	1,022
Conduent, Inc.*	298	1,013
Cricut, Inc. — Class A	83	1,013
MeridianLink, Inc.*	45	936
Sharecare, Inc.*	534	935
SolarWinds Corp.*	88	903
Grid Dynamics Holdings, Inc.*	96	888
Desktop Metal, Inc. — Class A*	486	860
Definitive Healthcare Corp.*	78	858
Instructure Holdings, Inc.*	34	855
Alignment Healthcare, Inc.*	147	845
8x8, Inc.*	196	829
Mitek Systems, Inc.*	74	802
Cantaloupe, Inc.*	99	788
Vishay Precision Group, Inc.*	21	780
Domo, Inc. — Class B*	53	777
Expensify, Inc. — Class A*	96	766
Digimarc Corp.*	25	736
Playstudios, Inc.*	148	727
Weave Communications, Inc.*	57	633
Computer Programs and Systems, Inc.*	25	617
Daily Journal Corp.*	2	579
American Software, Inc. — Class A	55	578
Bandwidth, Inc. — Class A*	41	561
Inspired Entertainment, Inc.*	38	559
Vuzix Corp.*	102	520
SEMrush Holdings, Inc. — Class A*	54	517
inTEST Corp.*	19	499
Innodata, Inc.*	44	499
LivePerson, Inc.*	110	497
Enfusion, Inc. — Class A*	44	494
EverCommerce, Inc.*	40	474
ON24, Inc.	57	463
Unisys Corp.*	115	458
IBEX Holdings Ltd.*	19	403
Rimini Street, Inc.*	84	402
Asure Software, Inc.*	33	401
Red Violet, Inc.*	19	391
Immersion Corp.	54	382
Rackspace Technology, Inc.*	136	370
Cardlytics, Inc.*	58	367
PlayAGS, Inc.*	64	362
Outbrain, Inc.*	71	349
Richardson Electronics Ltd.	21	347
Climb Global Solutions, Inc.	7	335
Velo3D, Inc.*	154	333
CoreCard Corp.*	13	330
Atomera, Inc.*	37	324
CS Disco, Inc.*	39	321
Kaltura, Inc.*	144	305

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Brightcove, Inc.*	75	$301
HireRight Holdings Corp.*	26	294
SkyWater Technology, Inc.*	30	283
eGain Corp.*	37	277
NextNav, Inc.*	94	276
Tingo Group, Inc.*	211	255
System1, Inc.*	43	193
Veritone, Inc.*	45	176
Skillsoft Corp.*	139	172
Viant Technology, Inc. — Class A*	25	115
BigBear.ai Holdings, Inc.*	46	108
LiveVox Holdings, Inc.*	39	107
CXApp, Inc.*	3	33
Presto Automation, Inc.*	6	31
Total Technology		475,173
Energy - 4.2%
Chord Energy Corp.	72	11,074
ChampionX Corp.	345	10,709
Matador Resources Co.	196	10,255
Murphy Oil Corp.	257	9,843
Civitas Resources, Inc.	120	8,324
PBF Energy, Inc. — Class A	202	8,270
Weatherford International plc*	123	8,170
Noble Corporation plc*	186	7,684
Shoals Technologies Group, Inc. — Class A*	297	7,591
Denbury, Inc.*	87	7,505
Equitrans Midstream Corp.	757	7,237
Valaris Ltd.*	106	6,671
Magnolia Oil & Gas Corp. — Class A	318	6,646
SM Energy Co.	208	6,579
Helmerich & Payne, Inc.	174	6,168
Array Technologies, Inc.*	262	5,921
California Resources Corp.	124	5,616
CNX Resources Corp.*	283	5,015
Permian Resources Corp.	440	4,822
Kosmos Energy Ltd.*	791	4,738
Peabody Energy Corp.	216	4,679
Tidewater, Inc.*	82	4,546
Northern Oil and Gas, Inc.	130	4,462
Patterson-UTI Energy, Inc.	359	4,297
CONSOL Energy, Inc.	59	4,001
Liberty Energy, Inc. — Class A	296	3,958
Callon Petroleum Co.*	106	3,717
Sitio Royalties Corp. — Class A	140	3,678
Seadrill Ltd.*	88	3,632
Alpha Metallurgical Resources, Inc.	22	3,616
Arch Resources, Inc.	32	3,608
Warrior Met Coal, Inc.	90	3,505
Green Plains, Inc.*	101	3,256
Oceaneering International, Inc.*	174	3,254
Sunnova Energy International, Inc.*	175	3,204
NexTier Oilfield Solutions, Inc.*	337	3,013
Borr Drilling Ltd.*	396	2,982
Delek US Holdings, Inc.	115	2,754
Expro Group Holdings N.V.*	153	2,711
Talos Energy, Inc.*	194	2,691
Par Pacific Holdings, Inc.*	96	2,555
Diamond Offshore Drilling, Inc.*	176	2,506
Archrock, Inc.	241	2,470
NOW, Inc.*	190	1,968
Core Laboratories, Inc.	81	1,883
Comstock Resources, Inc.	159	1,844
Helix Energy Solutions Group, Inc.*	249	1,838
Fluence Energy, Inc.*	68	1,812
Gulfport Energy Corp.*	17	1,786
US Silica Holdings, Inc.*	131	1,589
FuelCell Energy, Inc.*,1	709	1,531
CVR Energy, Inc.	51	1,528
Nabors Industries Ltd.*	16	1,488
SunPower Corp. — Class A*	151	1,480
Earthstone Energy, Inc. — Class A*	99	1,415
Stem, Inc.*	247	1,413
ProPetro Holding Corp.*	171	1,409
Dril-Quip, Inc.*	59	1,373
Vital Energy, Inc.*	29	1,309
Tellurian, Inc.*	923	1,301
Maxeon Solar Technologies Ltd.*	44	1,239
Select Water Solutions, Inc. — Class A	147	1,191
Bristow Group, Inc.*	41	1,178
SunCoke Energy, Inc.	145	1,141
Kinetik Holdings, Inc. — Class A	30	1,054
RPC, Inc.	147	1,051
Vitesse Energy, Inc.	43	963
REX American Resources Corp.*	27	940
Berry Corp.	132	908
SilverBow Resources, Inc.*	31	903
Montauk Renewables, Inc.*	115	856
SandRidge Energy, Inc.	55	839
Oil States International, Inc.*	109	814
Eos Energy Enterprises, Inc.*	186	807
TPI Composites, Inc.*	73	757
TETRA Technologies, Inc.*	217	733
Vertex Energy, Inc.*	117	731
VAALCO Energy, Inc.	187	703
Crescent Energy Co. — Class A	66	688
Newpark Resources, Inc.*	131	685
W&T Offshore, Inc.*	170	658
Excelerate Energy, Inc. — Class A	31	630
Gevo, Inc.*	405	616
DMC Global, Inc.*	34	604
Enviva, Inc.	54	586
Cleanspark, Inc.*	132	566
Aris Water Solutions, Inc. — Class A	52	537
Riley Exploration Permian, Inc.	15	536
Eneti, Inc.	43	521
Atlas Energy Solutions, Inc. — Class A	28	486
ProFrac Holding Corp. — Class A*	42	469
Solaris Oilfield Infrastructure, Inc. — Class A	56	466
Energy Vault Holdings, Inc.*	170	464
Evolution Petroleum Corp.	55	444
NextDecade Corp.*	53	435
Forum Energy Technologies, Inc.*	17	435
Amplify Energy Corp.*	63	426

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
FutureFuel Corp.	45	$398
Ring Energy, Inc.*	208	356
Hallador Energy Co.*	40	343
Ramaco Resources, Inc. — Class A	39	329
Granite Ridge Resources, Inc.	45	298
Ranger Energy Services, Inc.*	27	277
NACCO Industries, Inc. — Class A	7	243
KLX Energy Services Holdings, Inc.*	22	214
HighPeak Energy, Inc.	18	196
Mammoth Energy Services, Inc.*	40	193
Empire Petroleum Corp.*	18	164
Ramaco Resources, Inc. — Class B*	9	93
Verde Clean Fuels, Inc.*	7	46
Total Energy		285,110
Communications - 2.3%
TEGNA, Inc.	388	6,301
Ziff Davis, Inc.*	82	5,745
Extreme Networks, Inc.*	219	5,705
Calix, Inc.*	102	5,091
Cogent Communications Holdings, Inc.	75	5,047
Perficient, Inc.*	59	4,916
InterDigital, Inc.	47	4,538
Viavi Solutions, Inc.*	387	4,385
Yelp, Inc. — Class A*	117	4,260
DigitalBridge Group, Inc.	280	4,119
Lumen Technologies, Inc.	1,746	3,946
Cargurus, Inc.*	169	3,824
Opendoor Technologies, Inc.*	945	3,799
Magnite, Inc.*	232	3,167
Harmonic, Inc.*	191	3,088
Q2 Holdings, Inc.*	99	3,059
Bumble, Inc. — Class A*	175	2,936
Credo Technology Group Holding Ltd.*	169	2,930
ePlus, Inc.*	46	2,590
Overstock.com, Inc.*	78	2,540
Squarespace, Inc. — Class A*	77	2,429
Cars.com, Inc.*	115	2,279
Liberty Latin America Ltd. — Class C*	249	2,146
Shutterstock, Inc.	43	2,093
Sprinklr, Inc. — Class A*	151	2,088
CommScope Holding Company, Inc.*	359	2,021
Upwork, Inc.*	214	1,999
Hims & Hers Health, Inc.*	212	1,993
Gogo, Inc.*	115	1,956
Scholastic Corp.	50	1,945
Figs, Inc. — Class A*	221	1,828
Open Lending Corp. — Class A*	172	1,808
A10 Networks, Inc.	122	1,780
Infinera Corp.*	345	1,666
Shenandoah Telecommunications Co.	84	1,632
ADTRAN Holdings, Inc.	135	1,422
Telephone & Data Systems, Inc.	171	1,407
TechTarget, Inc.*	45	1,401
Stagwell, Inc.*	187	1,348
Thryv Holdings, Inc.*	54	1,328
Globalstar, Inc.*	1,195	1,291
Eventbrite, Inc. — Class A*	134	1,280
Revolve Group, Inc.*	71	1,164
Gray Television, Inc.	143	1,127
Clearfield, Inc.*	23	1,089
HealthStream, Inc.	42	1,032
Anterix, Inc.*	32	1,014
EchoStar Corp. — Class A*	58	1,006
EW Scripps Co. — Class A*	103	943
Couchbase, Inc.*	59	933
Clear Channel Outdoor Holdings, Inc.*	642	879
Sinclair, Inc.	61	843
Nextdoor Holdings, Inc.*	252	822
QuinStreet, Inc.*	90	795
Rover Group, Inc.*	161	791
Boston Omaha Corp. — Class A*	40	753
WideOpenWest, Inc.*	89	751
fuboTV, Inc.*	352	732
Mondee Holdings, Inc.*,1	79	704
IDT Corp. — Class B*	27	698
ATN International, Inc.	19	695
NETGEAR, Inc.*	49	694
Liquidity Services, Inc.*	41	676
iHeartMedia, Inc. — Class A*	178	648
AMC Networks, Inc. — Class A*	54	645
Aviat Networks, Inc.*	19	634
Preformed Line Products Co.	4	624
Ooma, Inc.*	41	614
Quotient Technology, Inc.*	157	603
Gannett Company, Inc.*	250	563
Stitch Fix, Inc. — Class A*	146	562
Liberty Latin America Ltd. — Class A*	63	551
Luna Innovations, Inc.*	56	511
Consolidated Communications Holdings, Inc.*	129	494
AST SpaceMobile, Inc.*	105	494
Tucows, Inc. — Class A*	17	472
MediaAlpha, Inc. — Class A*	45	464
Entravision Communications Corp. — Class A	104	457
BlackSky Technology, Inc.*,1	205	455
Nerdy, Inc.*	103	429
Ribbon Communications, Inc.*	152	424
OptimizeRx Corp.*	29	414
Spok Holdings, Inc.	31	412
Blade Air Mobility, Inc.*	101	398
Grindr, Inc.*	71	393
CarParts.com, Inc.*	92	391
Advantage Solutions, Inc.*	150	351
1-800-Flowers.com, Inc. — Class A*	45	351
Vivid Seats, Inc. — Class A*	44	348
Cambium Networks Corp.*	21	320
KVH Industries, Inc.*	32	292
DHI Group, Inc.*	75	287
BARK, Inc.*	190	253
ContextLogic, Inc. — Class A*	38	250
EverQuote, Inc. — Class A*	37	240
Townsquare Media, Inc. — Class A	20	238
Terran Orbital Corp.*	148	222

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Solo Brands, Inc. — Class A*	38	$215
Allbirds, Inc. — Class A*	165	208
Lands' End, Inc.*	26	202
Gambling.com Group Ltd.*	18	184
DZS, Inc.*	38	151
Urban One, Inc.*	22	132
Urban One, Inc.*	14	84
Total Communications		155,247
Basic Materials - 2.2%
Commercial Metals Co.	203	10,690
ATI, Inc.*	223	9,863
Livent Corp.*	313	8,586
Balchem Corp.	55	7,415
HB Fuller Co.	94	6,722
Cabot Corp.	96	6,421
Avient Corp.	157	6,421
Hecla Mining Co.	1,040	5,356
Sensient Technologies Corp.	73	5,192
Arconic Corp.*	171	5,058
Rogers Corp.*	30	4,858
Quaker Chemical Corp.	24	4,678
Carpenter Technology Corp.	83	4,659
Innospec, Inc.	43	4,319
Ingevity Corp.*	65	3,780
Constellium SE*	219	3,767
Stepan Co.	37	3,536
Minerals Technologies, Inc.	56	3,231
Tronox Holdings plc — Class A	203	2,580
Sylvamo Corp.	63	2,548
Uranium Energy Corp.*	637	2,166
Orion S.A.	97	2,058
Compass Minerals International, Inc.	59	2,006
Kaiser Aluminum Corp.	28	2,006
Ecovyst, Inc.*	165	1,891
Piedmont Lithium, Inc.*	31	1,789
Energy Fuels, Inc.*	272	1,697
Novagold Resources, Inc.*	419	1,672
Perimeter Solutions S.A.*	271	1,667
Hawkins, Inc.	34	1,621
AdvanSix, Inc.	46	1,609
Coeur Mining, Inc.*	553	1,570
Mativ Holdings, Inc.	94	1,421
Lightwave Logic, Inc.*	199	1,387
Schnitzer Steel Industries, Inc. — Class A	45	1,350
Ivanhoe Electric Incorporated / US*	97	1,265
Koppers Holdings, Inc.	35	1,194
Diversey Holdings Ltd.*,1	136	1,141
Haynes International, Inc.	22	1,118
American Vanguard Corp.	47	840
United States Lime & Minerals, Inc.	4	836
Century Aluminum Co.*	91	793
Origin Materials, Inc.*	184	784
Trinseo plc	61	773
i-80 Gold Corp.*	334	751
Centrus Energy Corp. — Class A*	21	684
Encore Energy Corp.*	245	590
Oil-Dri Corporation of America	8	472
Rayonier Advanced Materials, Inc.*	110	471
Intrepid Potash, Inc.*	18	408
Amyris, Inc.*	380	391
Danimer Scientific, Inc.*	152	362
Kronos Worldwide, Inc.	38	332
Caledonia Mining Corporation plc	28	325
Codexis, Inc.*	115	322
Dakota Gold Corp.*	93	272
Perpetua Resources Corp.*	65	239
Glatfelter Corp.*	77	233
5E Advanced Materials, Inc.*	68	223
Contango ORE, Inc.*	6	153
Terawulf, Inc.*	87	152
Valhi, Inc.	4	51
PolyMet Mining Corp.*	59	47
NioCorp Developments Ltd.*	3	15
Total Basic Materials		150,827
Utilities - 1.8%
New Jersey Resources Corp.	168	7,930
Portland General Electric Co.	168	7,868
Brookfield Infrastructure Corp. — Class A	171	7,794
Ormat Technologies, Inc.	93	7,483
ONE Gas, Inc.	96	7,374
Black Hills Corp.	115	6,930
Southwest Gas Holdings, Inc.	107	6,811
PNM Resources, Inc.	149	6,720
NorthWestern Corp.	104	5,903
ALLETE, Inc.	100	5,797
Otter Tail Corp.	72	5,685
Spire, Inc.	89	5,646
American States Water Co.	64	5,568
Avista Corp.	131	5,144
California Water Service Group	97	5,008
MGE Energy, Inc.	63	4,984
SJW Group	54	3,786
Chesapeake Utilities Corp.	30	3,570
Ameresco, Inc. — Class A*	56	2,723
Northwest Natural Holding Co.	62	2,669
Middlesex Water Co.	30	2,420
Unitil Corp.	28	1,420
York Water Co.	25	1,032
Artesian Resources Corp. — Class A	15	708
Consolidated Water Company Ltd.	26	630
Altus Power, Inc.*	111	599
Genie Energy Ltd. — Class B	34	481
FTC Solar, Inc.*	110	354
RGC Resources, Inc.	14	280
Global Water Resources, Inc.	20	253
Total Utilities		123,570
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	48	1,059

Total Common Stocks
(Cost $4,381,183)		4,148,296

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	14	–
Total Rights
(Cost $–)		–

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 20.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	76,553	$744,862
Guggenheim Strategy Fund II2	25,618	620,462
Total Mutual Funds
(Cost $1,387,675)		1,365,324

	Face Amount
U.S. TREASURY BILLS†† - 3.8%
U.S. Treasury Bills
5.00% due 08/03/23[3]	$150,000	149,340
5.11% due 07/18/23[3,4]	107,000	106,776
Total U.S. Treasury Bills
(Cost $256,050)		256,116

REPURCHASE AGREEMENTS††,5 - 12.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[6]	463,459	463,459
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[6]	203,899	203,899
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[6]	185,362	185,362
Total Repurchase Agreements
(Cost $852,720)		852,720

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[8]	37,109	37,109
Total Securities Lending Collateral
(Cost $37,109)		37,109
Total Investments - 98.3%
(Cost $6,914,737)		$6,659,565
Other Assets & Liabilities, net - 1.7%		118,564
Total Net Assets - 100.0%		$6,778,129

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	1	Sep 2023	$95,155	$820

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.06% (SOFR)	At Maturity	09/20/23	910	$1,718,127	$59,560
Goldman Sachs International	Russell 2000 Index	Pay	5.17% (Federal Funds Rate + 0.10%)	At Maturity	09/21/23	1,501	2,834,384	56,358
BNP Paribas	Russell 2000 Index	Pay	5.27% (Federal Funds Rate + 0.20%)	At Maturity	09/21/23	727	1,372,371	28,195
							$5,924,882	$144,113

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2023.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$4,148,296	$—	*	$—		$4,148,296
Rights	—	—		—	*	—
Mutual Funds	1,365,324	—		—		1,365,324
U.S. Treasury Bills	—	256,116		—		256,116
Repurchase Agreements	—	852,720		—		852,720
Securities Lending Collateral	37,109	—		—		37,109
Equity Futures Contracts**	820	—		—		820
Equity Index Swap Agreements**	—	144,113		—		144,113
Total Assets	$5,551,549	$1,252,949		$—		$6,804,498

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$620,207	$–	$–	$–	$255	$620,462	25,618	$8,430
Guggenheim Ultra Short Duration Fund — Institutional Class	743,330	–	–	–	1,532	744,862	76,553	9,941
	$1,363,537	$–	$–	$–	$1,787	$1,365,324		$18,371

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 68.1%
Consumer, Non-cyclical - 16.6%
Intra-Cellular Therapies, Inc.*	693	$43,881
elf Beauty, Inc.*	372	42,494
Lantheus Holdings, Inc.*	503	42,212
API Group Corp.*	1,548	42,198
Option Care Health, Inc.*	1,258	40,872
IVERIC bio, Inc.*	1,021	40,166
HealthEquity, Inc.*	622	39,273
Ensign Group, Inc.	403	38,470
Alkermes plc*	1,227	38,405
BellRing Brands, Inc.*	992	36,307
Halozyme Therapeutics, Inc.*	987	35,601
Merit Medical Systems, Inc.*	421	35,212
Neogen Corp.*	1,612	35,061
Vaxcyte, Inc.*	680	33,959
ImmunoGen, Inc.*	1,794	33,853
Triton International Ltd.	404	33,637
AMN Healthcare Services, Inc.*	300	32,736
Insperity, Inc.	270	32,119
Haemonetics Corp.*	371	31,587
CONMED Corp.	227	30,847
Guardant Health, Inc.*	822	29,428
Lancaster Colony Corp.	145	29,158
Herc Holdings, Inc.	209	28,602
Blueprint Medicines Corp.*	450	28,440
Sprouts Farmers Market, Inc.*	766	28,135
StoneCo Ltd. — Class A*	2,153	27,429
Alight, Inc. — Class A*	2,945	27,212
Arrowhead Pharmaceuticals, Inc.*	758	27,030
ASGN, Inc.*	357	27,000
Intellia Therapeutics, Inc.*	652	26,589
TriNet Group, Inc.*	279	26,497
Amicus Therapeutics, Inc.*	2,073	26,037
Denali Therapeutics, Inc.*	873	25,762
TG Therapeutics, Inc.*	1,014	25,188
Hostess Brands, Inc.*	983	24,889
Pacific Biosciences of California, Inc.*	1,864	24,791
Glaukos Corp.*	347	24,710
Simply Good Foods Co.*	672	24,588
Select Medical Holdings Corp.	769	24,500
Omnicell, Inc.*	332	24,458
iRhythm Technologies, Inc.*	227	23,681
Madrigal Pharmaceuticals, Inc.*	101	23,331
Brink's Co.	341	23,130
Progyny, Inc.*	581	22,857
Cytokinetics, Inc.*	689	22,475
Surgery Partners, Inc.*	499	22,450
Inari Medical, Inc.*	383	22,268
Coca-Cola Consolidated, Inc.	35	22,261
Flywire Corp.*	711	22,069
Prestige Consumer Healthcare, Inc.*	368	21,870
Integer Holdings Corp.*	246	21,798
Patterson Companies, Inc.	651	21,652
Reata Pharmaceuticals, Inc. — Class A*	211	21,514
ACADIA Pharmaceuticals, Inc.*	896	21,459
Inmode Ltd.*	573	21,402
PTC Therapeutics, Inc.*	524	21,311
ABM Industries, Inc.	490	20,898
Prothena Corporation plc*	306	20,894
LivaNova plc*	401	20,623
Insmed, Inc.*	975	20,572
REVOLUTION Medicines, Inc.*	750	20,062
TransMedics Group, Inc.*	235	19,735
Helen of Troy Ltd.*	178	19,228
TreeHouse Foods, Inc.*	381	19,195
Korn Ferry	386	19,122
CBIZ, Inc.*	355	18,914
STAAR Surgical Co.*	359	18,873
WD-40 Co.	100	18,865
Krystal Biotech, Inc.*	160	18,784
Inter Parfums, Inc.	136	18,391
Sage Therapeutics, Inc.*	391	18,385
Axonics, Inc.*	363	18,321
Alarm.com Holdings, Inc.*	354	18,295
EVERTEC, Inc.	483	17,789
Marqeta, Inc. — Class A*	3,625	17,654
J & J Snack Foods Corp.	111	17,578
Axsome Therapeutics, Inc.*	243	17,462
ICF International, Inc.	139	17,290
Marathon Digital Holdings, Inc.*	1,245	17,256
AtriCure, Inc.*	344	16,980
Chinook Therapeutics, Inc.*	429	16,482
NuVasive, Inc.*	390	16,220
Amphastar Pharmaceuticals, Inc.*	281	16,149
Beam Therapeutics, Inc.*	505	16,125
Edgewell Personal Care Co.	379	15,656
Revance Therapeutics, Inc.*	617	15,616
Akero Therapeutics, Inc.*	332	15,501
Graham Holdings Co. — Class B	27	15,430
Vir Biotechnology, Inc.*	619	15,184
NeoGenomics, Inc.*	942	15,138
Bridgebio Pharma, Inc.*	847	14,568
Cerevel Therapeutics Holdings, Inc.*	457	14,528
Primo Water Corp.	1,158	14,521
Riot Platforms, Inc.*	1,183	13,983
Myriad Genetics, Inc.*	597	13,838
Vector Group Ltd.	1,075	13,771
Veracyte, Inc.*	538	13,703
Pacira BioSciences, Inc.*	337	13,504
LiveRamp Holdings, Inc.*	472	13,480
DICE Therapeutics, Inc.*	286	13,288
Vericel Corp.*	352	13,225
Corcept Therapeutics, Inc.*	593	13,194
Morphic Holding, Inc.*	225	12,899
Upbound Group, Inc.	408	12,701
Cal-Maine Foods, Inc.	282	12,690
Textainer Group Holdings Ltd.	319	12,562
Coursera, Inc.*	963	12,538
MGP Ingredients, Inc.	117	12,435
CorVel Corp.*	64	12,384
Dynavax Technologies Corp.*	958	12,377
Huron Consulting Group, Inc.*	141	11,972
RadNet, Inc.*	365	11,906
Geron Corp.*	3,682	11,819
Remitly Global, Inc.*	624	11,744
Laureate Education, Inc. — Class A	969	11,715
Stride, Inc.*	314	11,690
US Physical Therapy, Inc.	96	11,653

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Agios Pharmaceuticals, Inc.*	411	$11,640
Celldex Therapeutics, Inc.*	343	11,638
Adtalem Global Education, Inc.*	336	11,538
Viking Therapeutics, Inc.*	711	11,525
Ventyx Biosciences, Inc.*	346	11,349
Strategic Education, Inc.	167	11,329
SpringWorks Therapeutics, Inc.*	431	11,301
Protagonist Therapeutics, Inc.*	401	11,076
PROG Holdings, Inc.*	343	11,017
Andersons, Inc.	238	10,984
Supernus Pharmaceuticals, Inc.*	363	10,912
Ironwood Pharmaceuticals, Inc. — Class A*	1,025	10,906
Iovance Biotherapeutics, Inc.*	1,538	10,828
John Wiley & Sons, Inc. — Class A	316	10,753
Addus HomeCare Corp.*	116	10,753
Xencor, Inc.*	429	10,712
Central Garden & Pet Co. — Class A*	291	10,610
Owens & Minor, Inc.*	549	10,453
Biohaven Ltd.*	431	10,310
Alphatec Holdings, Inc.*	570	10,249
Zentalis Pharmaceuticals, Inc.*	363	10,240
Syndax Pharmaceuticals, Inc.*	487	10,193
UFP Technologies, Inc.*	52	10,080
BioCryst Pharmaceuticals, Inc.*	1,401	9,863
LeMaitre Vascular, Inc.	146	9,823
Aurinia Pharmaceuticals, Inc.*	1,001	9,690
Herbalife Ltd.*	731	9,678
Catalyst Pharmaceuticals, Inc.*	713	9,583
Krispy Kreme, Inc.	648	9,545
PROCEPT BioRobotics Corp.*	267	9,438
Payoneer Global, Inc.*	1,960	9,428
Ideaya Biosciences, Inc.*	401	9,423
Matthews International Corp. — Class A	220	9,376
Monro, Inc.	230	9,345
Legalzoom.com, Inc.*	770	9,302
Chefs' Warehouse, Inc.*	260	9,298
Silk Road Medical, Inc.*	284	9,227
Embecta Corp.	427	9,223
Oscar Health, Inc. — Class A*	1,144	9,221
ZipRecruiter, Inc. — Class A*	516	9,164
Arvinas, Inc.*	363	9,010
Kforce, Inc.	143	8,960
Universal Corp.	178	8,889
Arcellx, Inc.*	281	8,885
Ligand Pharmaceuticals, Inc. — Class B*	123	8,868
Pediatrix Medical Group, Inc.*	622	8,839
Avanos Medical, Inc.*	342	8,741
Utz Brands, Inc.	533	8,720
89bio, Inc.*	457	8,660
Twist Bioscience Corp.*	421	8,614
Ingles Markets, Inc. — Class A	104	8,596
Harmony Biosciences Holdings, Inc.*	244	8,586
United Natural Foods, Inc.*	438	8,563
Treace Medical Concepts, Inc.*	334	8,544
National Beverage Corp.*	175	8,461
Relay Therapeutics, Inc.*	667	8,378
Travere Therapeutics, Inc.*	539	8,279
Hain Celestial Group, Inc.*	661	8,269
Rocket Pharmaceuticals, Inc.*	415	8,246
Healthcare Services Group, Inc.	551	8,226
Amylyx Pharmaceuticals, Inc.*	375	8,089
Cymabay Therapeutics, Inc.*	725	7,939
Arcus Biosciences, Inc.*	390	7,921
CoreCivic, Inc.*	841	7,914
Cimpress plc*	132	7,851
Weis Markets, Inc.	122	7,834
Chegg, Inc.*	874	7,761
John B Sanfilippo & Son, Inc.	66	7,740
Sabre Corp.*	2,424	7,733
MannKind Corp.*	1,899	7,729
Cytek Biosciences, Inc.*	896	7,652
Pliant Therapeutics, Inc.*	418	7,574
Immunovant, Inc.*	399	7,569
Recursion Pharmaceuticals, Inc. — Class A*	1,009	7,537
Nuvalent, Inc. — Class A*	177	7,464
Viridian Therapeutics, Inc.*	312	7,422
B&G Foods, Inc.[1]	526	7,322
Medifast, Inc.	79	7,281
Cassava Sciences, Inc.*	294	7,209
LifeStance Health Group, Inc.*	785	7,167
Cross Country Healthcare, Inc.*	255	7,160
Dole plc	529	7,152
Crinetics Pharmaceuticals, Inc.*	394	7,100
Verve Therapeutics, Inc.*	375	7,031
Replimune Group, Inc.*	301	6,989
Arlo Technologies, Inc.*	639	6,971
SI-BONE, Inc.*	257	6,934
Udemy, Inc.*	634	6,803
Varex Imaging Corp.*	287	6,765
Nevro Corp.*	263	6,685
Keros Therapeutics, Inc.*	166	6,670
AdaptHealth Corp.*	544	6,621
Inhibrx, Inc.*	254	6,594
Accolade, Inc.*	488	6,573
Quanex Building Products Corp.	244	6,551
Fresh Del Monte Produce, Inc.	252	6,479
OPKO Health, Inc.*	2,982	6,471
Kymera Therapeutics, Inc.*	281	6,460
Green Dot Corp. — Class A*	344	6,447
Avid Bioservices, Inc.*	459	6,412
GEO Group, Inc.*	881	6,308
Rhythm Pharmaceuticals, Inc.*	380	6,266
First Advantage Corp.*	404	6,226
Perdoceo Education Corp.*	497	6,098
Point Biopharma Global, Inc.*	669	6,061
Cogent Biosciences, Inc.*	510	6,038
REGENXBIO, Inc.*	300	5,997
Multiplan Corp.*	2,800	5,908
Quanterix Corp.*	260	5,863
Innoviva, Inc.*	459	5,843
SpartanNash Co.	258	5,807
Avidity Biosciences, Inc.*	523	5,800
Paragon 28, Inc.*	325	5,765
RxSight, Inc.*	200	5,760
ADMA Biologics, Inc.*	1,557	5,745
National Healthcare Corp.	92	5,687
Beyond Meat, Inc.*,1	438	5,685
BioLife Solutions, Inc.*	257	5,680
SP Plus Corp.*	145	5,671
Vita Coco Company, Inc.*	211	5,670

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Atrion Corp.	10	$5,657
Adaptive Biotechnologies Corp.*	840	5,636
Deluxe Corp.	322	5,629
Fulgent Genetics, Inc.*	151	5,592
MiMedx Group, Inc.*	842	5,566
Collegium Pharmaceutical, Inc.*	256	5,501
Deciphera Pharmaceuticals, Inc.*	387	5,449
DocGo, Inc.*	575	5,388
Ardelyx, Inc.*	1,575	5,339
Brookdale Senior Living, Inc. — Class A*	1,261	5,321
Aclaris Therapeutics, Inc.*	513	5,320
USANA Health Sciences, Inc.*	84	5,295
Nano-X Imaging Ltd.*	339	5,251
OrthoPediatrics Corp.*	117	5,130
Mirum Pharmaceuticals, Inc.*	198	5,122
ANI Pharmaceuticals, Inc.*	95	5,114
ProKidney Corp.*	456	5,103
CRA International, Inc.	50	5,100
Kura Oncology, Inc.*	482	5,100
Beauty Health Co.*	605	5,064
Artivion, Inc.*	291	5,002
Arcturus Therapeutics Holdings, Inc.*	172	4,933
Novavax, Inc.*,1	644	4,785
Theravance Biopharma, Inc.*	456	4,720
Repay Holdings Corp.*	601	4,706
Orthofix Medical, Inc.*	260	4,696
European Wax Center, Inc. — Class A*	252	4,695
Transcat, Inc.*	55	4,692
National Research Corp. — Class A	106	4,612
SunOpta, Inc.*	672	4,496
EQRx, Inc.*	2,359	4,388
Day One Biopharmaceuticals, Inc.*	364	4,346
Mission Produce, Inc.*	358	4,339
Kelly Services, Inc. — Class A	244	4,297
Tactile Systems Technology, Inc.*	172	4,288
Enhabit, Inc.*	372	4,278
Prime Medicine, Inc.*	292	4,278
Barrett Business Services, Inc.	49	4,273
ModivCare, Inc.*	94	4,250
Editas Medicine, Inc.*	515	4,238
Anavex Life Sciences Corp.*	519	4,219
Duckhorn Portfolio, Inc.*	325	4,215
V2X, Inc.*	85	4,213
4D Molecular Therapeutics, Inc.*	233	4,210
Hackett Group, Inc.	185	4,135
Sana Biotechnology, Inc.*	689	4,106
Community Health Systems, Inc.*	930	4,092
Lyell Immunopharma, Inc.*	1,283	4,080
RAPT Therapeutics, Inc.*	218	4,077
Viad Corp.*	151	4,059
Agenus, Inc.*	2,536	4,058
Vera Therapeutics, Inc.*	250	4,012
Marinus Pharmaceuticals, Inc.*	368	3,997
TrueBlue, Inc.*	225	3,985
Franklin Covey Co.*	90	3,931
Cass Information Systems, Inc.	101	3,917
Heidrick & Struggles International, Inc.	147	3,891
Ennis, Inc.	189	3,852
I3 Verticals, Inc. — Class A*	167	3,818
American Well Corp. — Class A*	1,813	3,807
Resources Connection, Inc.	240	3,770
2seventy bio, Inc.*	371	3,755
Calavo Growers, Inc.	128	3,714
Harrow Health, Inc.*	192	3,656
Arcutis Biotherapeutics, Inc.*	380	3,621
Agiliti, Inc.*	219	3,614
ACCO Brands Corp.	683	3,558
Pulmonx Corp.*	271	3,553
Dyne Therapeutics, Inc.*	314	3,532
Enliven Therapeutics, Inc.*	173	3,531
OmniAb, Inc.*	689	3,466
Nurix Therapeutics, Inc.*	346	3,457
Seres Therapeutics, Inc.*	719	3,444
Zymeworks, Inc.*	395	3,413
23andMe Holding Co. — Class A*	1,921	3,362
Aaron's Company, Inc.	234	3,309
CareDx, Inc.*	385	3,272
Kiniksa Pharmaceuticals Ltd. — Class A*	232	3,267
Cerus Corp.*	1,312	3,228
Biomea Fusion, Inc.*	147	3,227
Carriage Services, Inc. — Class A	99	3,215
Surmodics, Inc.*	102	3,194
Enanta Pharmaceuticals, Inc.*	148	3,167
Avita Medical, Inc.*	186	3,164
Tarsus Pharmaceuticals, Inc.*	174	3,144
Target Hospitality Corp.*	231	3,100
PetIQ, Inc.*	202	3,064
Turning Point Brands, Inc.	127	3,049
Allogene Therapeutics, Inc.*	608	3,022
Fate Therapeutics, Inc.*	627	2,984
Ocular Therapeutix, Inc.*	577	2,977
MaxCyte, Inc.*	646	2,965
AngioDynamics, Inc.*	279	2,910
Aldeyra Therapeutics, Inc.*	344	2,886
AnaptysBio, Inc.*	141	2,868
Custom Truck One Source, Inc.*	419	2,824
Alector, Inc.*	469	2,819
Anika Therapeutics, Inc.*	108	2,806
Amneal Pharmaceuticals, Inc.*	901	2,793
Central Garden & Pet Co.*	72	2,791
Terns Pharmaceuticals, Inc.*	317	2,774
OraSure Technologies, Inc.*	552	2,766
Liquidia Corp.*	351	2,755
Vanda Pharmaceuticals, Inc.*	418	2,755
Emergent BioSolutions, Inc.*	374	2,749
Axogen, Inc.*	301	2,748
Vital Farms, Inc.*	226	2,710
WW International, Inc.*	403	2,708
HilleVax, Inc.*	157	2,699
Voyager Therapeutics, Inc.*	235	2,691
Accuray, Inc.*	690	2,670
Tejon Ranch Co.*	155	2,668
Pennant Group, Inc.*	214	2,628
Phathom Pharmaceuticals, Inc.*	182	2,606
Bluebird Bio, Inc.*	791	2,602

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
SomaLogic, Inc.*	1,117	$2,580
Xeris Biopharma Holdings, Inc.*	984	2,578
iRadimed Corp.	54	2,578
Forrester Research, Inc.*	87	2,531
Disc Medicine, Inc.*	57	2,531
Castle Biosciences, Inc.*	184	2,524
Aura Biosciences, Inc.*	203	2,507
Viemed Healthcare, Inc.*	252	2,465
Cano Health, Inc.*	1,766	2,455
Edgewise Therapeutics, Inc.*	316	2,449
Omeros Corp.*	450	2,448
Alta Equipment Group, Inc.	141	2,444
Mersana Therapeutics, Inc.*	742	2,441
Cabaletta Bio, Inc.*	189	2,440
Coherus Biosciences, Inc.*	569	2,430
iTeos Therapeutics, Inc.*	183	2,423
Paysafe Ltd.*	240	2,422
Alpine Immune Sciences, Inc.*	235	2,416
MacroGenics, Inc.*	450	2,407
Entrada Therapeutics, Inc.*	158	2,392
Butterfly Network, Inc.*	1,032	2,374
2U, Inc.*	586	2,362
Utah Medical Products, Inc.	25	2,330
Westrock Coffee Co.*	210	2,283
Taro Pharmaceutical Industries Ltd.*	60	2,276
ImmunityBio, Inc.*,1	815	2,266
ORIC Pharmaceuticals, Inc.*	289	2,243
Scilex Holding Co.*	402	2,237
Evolus, Inc.*	306	2,225
Assertio Holdings, Inc.*	408	2,211
BrightView Holdings, Inc.*	306	2,197
Invitae Corp.*	1,943	2,196
scPharmaceuticals, Inc.*	213	2,170
Stoke Therapeutics, Inc.*	204	2,169
Summit Therapeutics, Inc.*	857	2,151
Compass Therapeutics, Inc.*	675	2,146
Sterling Check Corp.*	175	2,145
Zimvie, Inc.*	191	2,145
Allakos, Inc.*	491	2,141
Arbutus Biopharma Corp.*	923	2,123
Atea Pharmaceuticals, Inc.*	567	2,121
Sutro Biopharma, Inc.*	445	2,069
Phibro Animal Health Corp. — Class A	151	2,069
SEACOR Marine Holdings, Inc.*	178	2,035
Icosavax, Inc.*	204	2,026
Limoneira Co.	129	2,007
Intercept Pharmaceuticals, Inc.*	181	2,002
Outlook Therapeutics, Inc.*	1,147	1,996
Inogen, Inc.*	172	1,987
Tenaya Therapeutics, Inc.*	338	1,984
Nuvation Bio, Inc.*	1,077	1,939
Cullinan Oncology, Inc.*	176	1,894
Cutera, Inc.*	123	1,861
Seer, Inc.*	433	1,849
Y-mAbs Therapeutics, Inc.*	272	1,847
Generation Bio Co.*	335	1,842
FibroGen, Inc.*	672	1,814
Savara, Inc.*	564	1,802
Caribou Biosciences, Inc.*	421	1,789
Olema Pharmaceuticals, Inc.*	198	1,788
PMV Pharmaceuticals, Inc.*	285	1,784
Distribution Solutions Group, Inc.*	34	1,770
X4 Pharmaceuticals, Inc.*	910	1,765
Mineralys Therapeutics, Inc.*	103	1,756
Tyra Biosciences, Inc.*	103	1,754
CareMax, Inc.*	556	1,729
Carisma Therapeutics, Inc.	197	1,728
Willdan Group, Inc.*	90	1,724
Organogenesis Holdings, Inc.*	519	1,723
SIGA Technologies, Inc.	341	1,722
EyePoint Pharmaceuticals, Inc.*	194	1,688
FiscalNote Holdings, Inc.*	460	1,674
Universal Technical Institute, Inc.*	242	1,672
Benson Hill, Inc.*	1,281	1,665
Kodiak Sciences, Inc.*	240	1,656
Nathan's Famous, Inc.	21	1,649
Erasca, Inc.*	597	1,648
KalVista Pharmaceuticals, Inc.*	182	1,638
Rigel Pharmaceuticals, Inc.*	1,265	1,632
MeiraGTx Holdings plc*	241	1,620
Quipt Home Medical Corp.*	298	1,591
WaVe Life Sciences Ltd.*	437	1,591
Harvard Bioscience, Inc.*	289	1,587
Scholar Rock Holding Corp.*	210	1,583
Astria Therapeutics, Inc.*	189	1,574
Lexicon Pharmaceuticals, Inc.*	685	1,569
Monte Rosa Therapeutics, Inc.*	225	1,541
Design Therapeutics, Inc.*	242	1,525
Immuneering Corp. — Class A*	150	1,521
Janux Therapeutics, Inc.*	128	1,519
UroGen Pharma Ltd.*	145	1,501
Karyopharm Therapeutics, Inc.*	837	1,498
Eagle Pharmaceuticals, Inc.*	76	1,477
Ovid therapeutics, Inc.*	441	1,446
Nautilus Biotechnology, Inc.*	373	1,443
SoundThinking, Inc.*	66	1,443
Village Super Market, Inc. — Class A	63	1,438
Actinium Pharmaceuticals, Inc.*	192	1,425
BRC, Inc. — Class A*	276	1,424
Joint Corp.*	105	1,418
NanoString Technologies, Inc.*	350	1,417
Zynex, Inc.*	146	1,400
Theseus Pharmaceuticals, Inc.*	150	1,399
HF Foods Group, Inc.*	298	1,398
Celcuity, Inc.*	127	1,394
Information Services Group, Inc.	260	1,394
Inozyme Pharma, Inc.*	250	1,392
Sangamo Therapeutics, Inc.*	1,066	1,386
Alico, Inc.	53	1,349
Lineage Cell Therapeutics, Inc.*,1	954	1,345
Performant Financial Corp.*	498	1,345
Nature's Sunshine Products, Inc.*	98	1,338
Quantum-Si, Inc.*	743	1,330
CorMedix, Inc.*	330	1,308
Zevra Therapeutics, Inc.*	256	1,306
Humacyte, Inc.*	453	1,296
Kezar Life Sciences, Inc.*	528	1,294
InfuSystem Holdings, Inc.*	134	1,290
Altimmune, Inc.*	365	1,288
Rallybio Corp.*	226	1,279

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Seneca Foods Corp. — Class A*	39	$1,274
Aerovate Therapeutics, Inc.*	74	1,269
CVRx, Inc.*	82	1,266
Gritstone bio, Inc.*	649	1,266
ClearPoint Neuro, Inc.*	169	1,224
Cadiz, Inc.*	300	1,218
ALX Oncology Holdings, Inc.*	160	1,202
ARS Pharmaceuticals, Inc.*	179	1,199
Annexon, Inc.*	337	1,186
Tela Bio, Inc.*	117	1,185
Fennec Pharmaceuticals, Inc.*	134	1,183
Lincoln Educational Services Corp.*	175	1,179
Acacia Research Corp.*	281	1,169
Precigen, Inc.*	999	1,149
Waldencast plc — Class A*	148	1,144
Atara Biotherapeutics, Inc.*	706	1,137
Sanara Medtech, Inc.*	28	1,123
Vigil Neuroscience, Inc.*	119	1,119
Tango Therapeutics, Inc.*	330	1,096
Citius Pharmaceuticals, Inc.*	909	1,091
Foghorn Therapeutics, Inc.*	150	1,056
Allovir, Inc.*	310	1,054
Innovage Holding Corp.*	140	1,050
PDS Biotechnology Corp.*	207	1,041
HireQuest, Inc.	40	1,041
Ikena Oncology, Inc.*	157	1,030
XOMA Corp.*	54	1,020
Omega Therapeutics, Inc.*	180	1,008
Akoya Biosciences, Inc.*	134	990
BioAtla, Inc.*	327	981
Cara Therapeutics, Inc.*	346	979
Semler Scientific, Inc.*	37	971
Selecta Biosciences, Inc.*	859	962
Vicarious Surgical, Inc.*	518	948
Merrimack Pharmaceuticals, Inc.*	77	947
Bioxcel Therapeutics, Inc.*	142	946
Cue Biopharma, Inc.*	256	934
KORU Medical Systems, Inc.*	258	890
Verrica Pharmaceuticals, Inc.*	154	889
Heron Therapeutics, Inc.*	765	887
Poseida Therapeutics, Inc.*	502	884
P3 Health Partners, Inc.*	295	882
Cipher Mining, Inc.*,1	308	881
Quad/Graphics, Inc.*	230	865
Vor BioPharma, Inc.*	279	862
Pulse Biosciences, Inc.*	119	856
Natural Grocers by Vitamin Cottage, Inc.	69	846
Longboard Pharmaceuticals, Inc.*	115	844
CompoSecure, Inc.*,1	122	837
NGM Biopharmaceuticals, Inc.*	322	834
Protalix BioTherapeutics, Inc.*	415	830
Acrivon Therapeutics, Inc.*	64	829
Aadi Bioscience, Inc.*	120	821
Nuvectis Pharma, Inc.*	51	814
IGM Biosciences, Inc.*	88	812
Beyond Air, Inc.*	190	809
Vaxxinity, Inc. — Class A*,1	315	794
Zevia PBC — Class A*	184	793
AirSculpt Technologies, Inc.	90	776
Trevi Therapeutics, Inc.*	308	736
CPI Card Group, Inc.*	31	721
Rent the Runway, Inc. — Class A*	356	705
Biote Corp. — Class A*	103	696
Third Harmonic Bio, Inc.*	144	693
Optinose, Inc.*	539	663
PepGen, Inc.*	74	662
Genelux Corp.*	20	654
Bakkt Holdings, Inc.*,1	515	633
Aveanna Healthcare Holdings, Inc.*	371	627
Larimar Therapeutics, Inc.*	190	595
Adicet Bio, Inc.*	225	547
Century Therapeutics, Inc.*	173	547
Graphite Bio, Inc.*	207	538
Nkarta, Inc.*	224	491
Thorne HealthTech, Inc.*	104	489
Eyenovia, Inc.*	206	488
Priority Technology Holdings, Inc.*	131	474
Reneo Pharmaceuticals, Inc.*	72	472
Emerald Holding, Inc.*	115	471
MarketWise, Inc.	234	468
Zura Bio Ltd.*	56	459
Bright Green Corp.*	446	451
Forafric Global plc*	39	428
ViewRay, Inc.*	1,106	390
Ocean Biomedical, Inc.*	64	385
Prelude Therapeutics, Inc.*	73	328
Orchestra BioMed Holdings, Inc.*	31	217
Ispire Technology, Inc.*	20	183
Rain Oncology, Inc.*	126	151
BioVie, Inc.*	25	108
Babylon Holdings Ltd. — Class A*	73	5
Ligand Pharmaceuticals, Inc.*,††	42	–
Ligand Pharmaceuticals, Inc.*,††	42	–
Total Consumer, Non-cyclical		4,316,988
Financial - 13.7%
Selective Insurance Group, Inc.	445	42,698
Ryman Hospitality Properties, Inc. REIT	427	39,677
SouthState Corp.	563	37,045
Essent Group Ltd.	783	36,644
Terreno Realty Corp. REIT	605	36,361
Kite Realty Group Trust REIT	1,611	35,990
Home BancShares, Inc.	1,411	32,171
PotlatchDeltic Corp. REIT	585	30,917
Independence Realty Trust, Inc. REIT	1,669	30,409
Old National Bancorp	2,168	30,222
American Equity Investment Life Holding Co.	575	29,963
Phillips Edison & Company, Inc. REIT	873	29,752
Radian Group, Inc.	1,164	29,426
United Bankshares, Inc.	968	28,721
First Financial Bankshares, Inc.	964	27,464
Blackstone Mortgage Trust, Inc. — Class A REIT	1,275	26,533
Cadence Bank	1,348	26,475
Essential Properties Realty Trust, Inc. REIT	1,101	25,918

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Glacier Bancorp, Inc.	825	$25,715
Mr Cooper Group, Inc.*	493	24,965
Valley National Bancorp	3,194	24,754
Hancock Whitney Corp.	642	24,640
Physicians Realty Trust REIT	1,761	24,636
Apple Hospitality REIT, Inc.	1,595	24,100
FTAI Aviation Ltd.	736	23,302
Focus Financial Partners, Inc. — Class A*	435	22,842
Moelis & Co. — Class A	494	22,398
Hamilton Lane, Inc. — Class A	270	21,595
Enstar Group Ltd.*	88	21,493
Broadstone Net Lease, Inc. REIT	1,391	21,477
United Community Banks, Inc.	855	21,366
LXP Industrial Trust REIT	2,144	20,904
Sabra Health Care REIT, Inc.	1,713	20,162
UMB Financial Corp.	328	19,975
CNO Financial Group, Inc.	842	19,930
Corporate Office Properties Trust REIT	834	19,807
Arbor Realty Trust, Inc. REIT[1]	1,328	19,681
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	765	19,125
Upstart Holdings, Inc.*,1	533	19,087
SITE Centers Corp. REIT	1,410	18,640
Walker & Dunlop, Inc.	235	18,586
Community Bank System, Inc.	394	18,471
Jackson Financial, Inc. — Class A	602	18,427
Texas Capital Bancshares, Inc.*	354	18,231
Associated Banc-Corp.	1,120	18,178
Macerich Co. REIT	1,599	18,021
Genworth Financial, Inc. — Class A*	3,594	17,970
Artisan Partners Asset Management, Inc. — Class A	455	17,886
International Bancshares Corp.	397	17,547
Outfront Media, Inc. REIT	1,092	17,166
WSFS Financial Corp.	453	17,087
McGrath RentCorp	183	16,924
Ameris Bancorp	490	16,763
Tanger Factory Outlet Centers, Inc. REIT	756	16,685
Axos Financial, Inc.*	421	16,604
Cathay General Bancorp	514	16,546
Piper Sandler Cos.	128	16,545
Four Corners Property Trust, Inc. REIT	641	16,281
National Health Investors, Inc. REIT	309	16,198
Simmons First National Corp. — Class A	934	16,111
First BanCorp	1,312	16,033
Douglas Emmett, Inc. REIT	1,258	15,813
Equity Commonwealth REIT	776	15,722
NMI Holdings, Inc. — Class A*	607	15,673
Sunstone Hotel Investors, Inc. REIT	1,541	15,595
ServisFirst Bancshares, Inc.	377	15,427
Innovative Industrial Properties, Inc. REIT	207	15,113
BancFirst Corp.	163	14,996
CareTrust REIT, Inc.	741	14,716
SL Green Realty Corp. REIT[1]	487	14,634
First Interstate BancSystem, Inc. — Class A	611	14,566
Independent Bank Corp.	327	14,555
Pacific Premier Bancorp, Inc.	702	14,517
Kennedy-Wilson Holdings, Inc.	885	14,452
Atlantic Union Bankshares Corp.	556	14,428
Fulton Financial Corp.	1,204	14,352
First Financial Bancorp	697	14,247
Eastern Bankshares, Inc.	1,147	14,074
Pagseguro Digital Ltd. — Class A*	1,469	13,867
Seacoast Banking Corporation of Florida	623	13,768
Ready Capital Corp. REIT	1,185	13,368
PennyMac Financial Services, Inc.	189	13,289
Urban Edge Properties REIT	850	13,116
CVB Financial Corp.	984	13,068
Bancorp, Inc.*	396	12,929
Washington Federal, Inc.	485	12,862
Navient Corp.	685	12,727
PJT Partners, Inc. — Class A	180	12,535
Pebblebrook Hotel Trust REIT	899	12,532
DiamondRock Hospitality Co. REIT	1,556	12,464
JBG SMITH Properties REIT	827	12,438
First Merchants Corp.	437	12,337
St. Joe Co.	255	12,327
Retail Opportunity Investments Corp. REIT	911	12,308
RLJ Lodging Trust REIT	1,177	12,088
TowneBank	519	12,062
Bank of Hawaii Corp.	290	11,957
Enova International, Inc.*	225	11,952
Apollo Commercial Real Estate Finance, Inc. REIT	1,050	11,886
BankUnited, Inc.	550	11,852
Bread Financial Holdings, Inc.	373	11,708
InvenTrust Properties Corp. REIT	503	11,639
Getty Realty Corp. REIT	332	11,228
Cohen & Steers, Inc.	192	11,134
Banner Corp.	253	11,049
StoneX Group, Inc.*	132	10,967
WesBanco, Inc.	427	10,935
Hilltop Holdings, Inc.	345	10,854
Park National Corp.	106	10,846
BRP Group, Inc. — Class A*	437	10,829
Cannae Holdings, Inc.*	529	10,691
Elme Communities REIT	650	10,686
Renasant Corp.	408	10,661
Service Properties Trust REIT	1,220	10,602
Enterprise Financial Services Corp.	268	10,479
Palomar Holdings, Inc.*	180	10,447
Nelnet, Inc. — Class A	108	10,420
eXp World Holdings, Inc.	512	10,383
BGC Partners, Inc. — Class A	2,325	10,300
City Holding Co.	113	10,169
Xenia Hotels & Resorts, Inc. REIT	826	10,168
Bank of NT Butterfield & Son Ltd.	371	10,151
Compass Diversified Holdings	467	10,129

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Virtus Investment Partners, Inc.	51	$10,071
Cushman & Wakefield plc*	1,229	10,053
LTC Properties, Inc. REIT	303	10,005
Goosehead Insurance, Inc. — Class A*	159	10,000
Northwest Bancshares, Inc.	943	9,996
Two Harbors Investment Corp. REIT	719	9,980
Alexander & Baldwin, Inc. REIT	537	9,977
Triumph Financial, Inc.*	164	9,958
Acadia Realty Trust REIT	691	9,943
Chimera Investment Corp. REIT	1,722	9,936
Easterly Government Properties, Inc. REIT	685	9,933
StepStone Group, Inc. — Class A	399	9,899
NBT Bancorp, Inc.	309	9,842
Farmer Mac — Class C	68	9,774
Redfin Corp.*	786	9,762
First Commonwealth Financial Corp.	757	9,576
Trustmark Corp.	450	9,504
Pathward Financial, Inc.	203	9,411
Veris Residential, Inc. REIT*	585	9,389
Radius Global Infrastructure, Inc. — Class A*	628	9,357
Apartment Investment and Management Co. — Class A REIT	1,097	9,346
Independent Bank Group, Inc.	268	9,254
Stock Yards Bancorp, Inc.	201	9,119
Ladder Capital Corp. — Class A REIT	838	9,092
Horace Mann Educators Corp.	304	9,017
OFG Bancorp	345	8,998
Lakeland Financial Corp.	184	8,928
Provident Financial Services, Inc.	543	8,873
PennyMac Mortgage Investment Trust REIT	654	8,816
First Bancorp	294	8,746
Heartland Financial USA, Inc.	313	8,723
Franklin BSP Realty Trust, Inc. REIT	615	8,708
MFA Financial, Inc. REIT	757	8,509
Encore Capital Group, Inc.*	172	8,363
Stellar Bancorp, Inc.	360	8,240
Stewart Information Services Corp.	198	8,146
Uniti Group, Inc. REIT	1,762	8,140
NETSTREIT Corp. REIT	453	8,095
Global Net Lease, Inc. REIT	773	7,946
National Bank Holdings Corp. — Class A	272	7,899
S&T Bancorp, Inc.	288	7,831
ARMOUR Residential REIT, Inc. [1]	1,451	7,734
Compass, Inc. — Class A*	2,209	7,731
First Busey Corp.	384	7,718
LendingClub Corp.*	787	7,673
TriCo Bancshares	230	7,636
Claros Mortgage Trust, Inc.	671	7,609
Safety Insurance Group, Inc.	106	7,602
NexPoint Residential Trust, Inc. REIT	167	7,595
AMERISAFE, Inc.	141	7,518
Employers Holdings, Inc.	198	7,407
Westamerica BanCorp	193	7,392
FB Financial Corp.	262	7,349
Sandy Spring Bancorp, Inc.	324	7,348
Plymouth Industrial REIT, Inc.	318	7,320
Empire State Realty Trust, Inc. — Class A REIT	977	7,318
PacWest Bancorp[1]	887	7,229
Hope Bancorp, Inc.	854	7,191
National Western Life Group, Inc. — Class A	17	7,065
Argo Group International Holdings Ltd.*	237	7,018
WisdomTree, Inc.	1,021	7,004
Veritex Holdings, Inc.	388	6,957
American Assets Trust, Inc. REIT	361	6,931
Centerspace REIT	112	6,872
Berkshire Hills Bancorp, Inc.	326	6,758
OceanFirst Financial Corp.	431	6,732
Necessity Retail REIT, Inc.	995	6,726
New York Mortgage Trust, Inc. REIT	673	6,676
Ellington Financial, Inc. REIT	483	6,665
RPT Realty REIT	636	6,646
Piedmont Office Realty Trust, Inc. — Class A REIT	914	6,645
Peoples Bancorp, Inc.	250	6,637
Live Oak Bancshares, Inc.	249	6,551
PRA Group, Inc.*	286	6,535
Avantax, Inc.*	291	6,513
UMH Properties, Inc. REIT	407	6,504
Victory Capital Holdings, Inc. — Class A	205	6,466
Nicolet Bankshares, Inc.	95	6,451
Customers Bancorp, Inc.*	212	6,415
BrightSpire Capital, Inc. REIT	953	6,414
B Riley Financial, Inc.[1]	138	6,345
Origin Bancorp, Inc.	216	6,329
Lemonade, Inc.*,1	375	6,319
Community Healthcare Trust, Inc. REIT	189	6,241
Newmark Group, Inc. — Class A	995	6,189
Lakeland Bancorp, Inc.	461	6,173
SiriusPoint Ltd.*	676	6,104
Paramount Group, Inc. REIT	1,369	6,065
ProAssurance Corp.	400	6,036
Mercury General Corp.	198	5,993
Brandywine Realty Trust REIT	1,259	5,854
Capitol Federal Financial, Inc.	944	5,825
Armada Hoffler Properties, Inc. REIT	498	5,817
First Bancshares, Inc.	224	5,788
Trupanion, Inc.*	293	5,766
Peakstone Realty Trust REIT	206	5,752
Patria Investments Ltd. — Class A	402	5,749
Bank First Corp.	69	5,741
Tompkins Financial Corp.	103	5,737
Southside Bancshares, Inc.	218	5,703
Brookline Bancorp, Inc.	646	5,646
Marcus & Millichap, Inc.	179	5,640
German American Bancorp, Inc.	207	5,626

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
International Money Express, Inc.*	228	$5,593
Enact Holdings, Inc.	222	5,579
Preferred Bank/Los Angeles CA	99	5,444
Redwood Trust, Inc. REIT	843	5,370
Anywhere Real Estate, Inc.*	798	5,331
KKR Real Estate Finance Trust, Inc. REIT	436	5,306
Safehold, Inc. REIT	220	5,221
1st Source Corp.	123	5,157
Brightsphere Investment Group, Inc.	241	5,049
Summit Hotel Properties, Inc. REIT	775	5,045
Dynex Capital, Inc. REIT	400	5,036
QCR Holdings, Inc.	122	5,006
James River Group Holdings Ltd.	274	5,003
AssetMark Financial Holdings, Inc.*	163	4,835
Eagle Bancorp, Inc.	227	4,803
Applied Digital Corp.*,1	504	4,712
Banc of California, Inc.	404	4,678
Ambac Financial Group, Inc.*	327	4,657
Farmland Partners, Inc. REIT	374	4,567
Dime Community Bancshares, Inc.	259	4,566
ConnectOne Bancorp, Inc.	274	4,546
Universal Health Realty Income Trust REIT	95	4,520
Urstadt Biddle Properties, Inc. — Class A REIT	211	4,486
CBL & Associates Properties, Inc. REIT	199	4,386
Hudson Pacific Properties, Inc. REIT	1,022	4,313
Premier Financial Corp.	262	4,197
Old Second Bancorp, Inc.	321	4,192
Heritage Financial Corp.	257	4,156
Global Medical REIT, Inc.	451	4,118
Community Trust Bancorp, Inc.	115	4,091
Gladstone Land Corp. REIT	248	4,035
Diversified Healthcare Trust REIT	1,767	3,976
TrustCo Bank Corporation NY	138	3,948
Ares Commercial Real Estate Corp. REIT	384	3,898
Univest Financial Corp.	215	3,887
First Community Bankshares, Inc.	130	3,865
Columbia Financial, Inc.*	220	3,804
TPG RE Finance Trust, Inc. REIT	511	3,787
World Acceptance Corp.*	28	3,752
Gladstone Commercial Corp. REIT	298	3,686
Heritage Commerce Corp.	438	3,627
Brookfield Business Corp. — Class A	192	3,625
Diamond Hill Investment Group, Inc.	21	3,597
P10, Inc. — Class A	318	3,593
Invesco Mortgage Capital, Inc. REIT	310	3,556
United Fire Group, Inc.	156	3,535
Whitestone REIT — Class B	360	3,492
F&G Annuities & Life, Inc.	139	3,444
First Mid Bancshares, Inc.	142	3,428
Peapack-Gladstone Financial Corp.	126	3,412
Great Southern Bancorp, Inc.	67	3,399
Farmers National Banc Corp.	273	3,377
Northfield Bancorp, Inc.	307	3,371
Hanmi Financial Corp.	225	3,359
Washington Trust Bancorp, Inc.	125	3,351
Chatham Lodging Trust REIT	357	3,342
Horizon Bancorp, Inc.	319	3,321
Byline Bancorp, Inc.	183	3,310
CrossFirst Bankshares, Inc.*	330	3,300
Amerant Bancorp, Inc.	191	3,283
Camden National Corp.	106	3,283
Mercantile Bank Corp.	116	3,204
Saul Centers, Inc. REIT	86	3,167
Midland States Bancorp, Inc.	157	3,126
MBIA, Inc.*	358	3,093
Burke & Herbert Financial Services Corp.	48	3,082
Central Pacific Financial Corp.	196	3,079
Cambridge Bancorp	56	3,041
Coastal Financial Corp.*	80	3,012
Orchid Island Capital, Inc. REIT	291	3,012
Capital City Bank Group, Inc.	98	3,003
Merchants Bancorp	117	2,993
Kearny Financial Corp.	424	2,989
HCI Group, Inc.	48	2,965
Alexander's, Inc. REIT	16	2,942
Universal Insurance Holdings, Inc.	187	2,885
NexPoint Diversified Real Estate Trust REIT	227	2,842
First Financial Corp.	87	2,825
FRP Holdings, Inc.*	49	2,821
Orion Office REIT, Inc.	423	2,796
CTO Realty Growth, Inc. REIT	163	2,794
Office Properties Income Trust REIT	356	2,741
NewtekOne, Inc.	172	2,735
Republic Bancorp, Inc. — Class A	64	2,720
Bar Harbor Bankshares	110	2,710
Metropolitan Bank Holding Corp.*	78	2,709
FTAI Infrastructure, Inc.	732	2,701
CNB Financial Corp.	153	2,700
HarborOne Bancorp, Inc.	310	2,691
Business First Bancshares, Inc.	177	2,667
Tiptree, Inc. — Class A	177	2,657
RMR Group, Inc. — Class A	114	2,641
Perella Weinberg Partners	315	2,624
Carter Bankshares, Inc.*	175	2,588
Flushing Financial Corp.	209	2,569
Independent Bank Corp.	149	2,527
SmartFinancial, Inc.	117	2,517
Equity Bancshares, Inc. — Class A	110	2,506
RE/MAX Holdings, Inc. — Class A	129	2,485
One Liberty Properties, Inc. REIT	120	2,438
Alerus Financial Corp.	135	2,427

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Southern Missouri Bancorp, Inc.	63	$2,422
Metrocity Bankshares, Inc.	135	2,415
HomeTrust Bancshares, Inc.	115	2,402
Citizens Financial Services, Inc.	32	2,383
NerdWallet, Inc. — Class A*	253	2,381
Northeast Bank	57	2,375
Hingham Institution For Savings The	11	2,345
Esquire Financial Holdings, Inc.	51	2,333
Mid Penn Bancorp, Inc.	105	2,318
GCM Grosvenor, Inc. — Class A	307	2,315
Peoples Financial Services Corp.	52	2,277
Farmers & Merchants Bancorp Incorporated/Archbold OH	100	2,251
MidWestOne Financial Group, Inc.	105	2,244
West BanCorp, Inc.	120	2,209
American National Bankshares, Inc.	76	2,202
Bit Digital, Inc.*	535	2,172
Citizens & Northern Corp.	112	2,162
Arrow Financial Corp.	106	2,135
Amalgamated Financial Corp.	131	2,108
Five Star Bancorp	94	2,103
ACNB Corp.	62	2,057
Enterprise Bancorp, Inc.	71	2,055
Bank of Marin Bancorp	116	2,050
Postal Realty Trust, Inc. — Class A REIT	139	2,045
Greenlight Capital Re Ltd. — Class A*	191	2,012
Granite Point Mortgage Trust, Inc. REIT	378	2,003
South Plains Financial, Inc.	89	2,003
Civista Bancshares, Inc.	114	1,984
Forge Global Holdings, Inc.*	812	1,973
Waterstone Financial, Inc.	136	1,971
Selectquote, Inc.*	1,009	1,968
Skyward Specialty Insurance Group, Inc.*,1	77	1,956
Braemar Hotels & Resorts, Inc. REIT	485	1,950
First of Long Island Corp.	158	1,899
Blue Foundry Bancorp*	183	1,850
John Marshall Bancorp, Inc.	92	1,848
Chicago Atlantic Real Estate Finance, Inc. REIT	121	1,833
HBT Financial, Inc.	99	1,826
Macatawa Bank Corp.	195	1,810
Home Bancorp, Inc.	54	1,793
Capstar Financial Holdings, Inc.	145	1,779
MVB Financial Corp.	84	1,771
Red River Bancshares, Inc.	36	1,769
Regional Management Corp.	58	1,769
Financial Institutions, Inc.	112	1,763
First Bancorp, Inc.	72	1,752
BRT Apartments Corp. REIT	88	1,742
Sierra Bancorp	102	1,731
LendingTree, Inc.*	78	1,725
Summit Financial Group, Inc.	83	1,715
First Business Financial Services, Inc.	58	1,710
Legacy Housing Corp.*	73	1,693
Guaranty Bancshares, Inc.	62	1,679
Fidelity D&D Bancorp, Inc.	34	1,652
Donegal Group, Inc. — Class A	114	1,645
Sculptor Capital Management, Inc.	185	1,634
Norwood Financial Corp.	55	1,624
Northrim BanCorp, Inc.	41	1,613
City Office REIT, Inc.	288	1,604
Alpine Income Property Trust, Inc. REIT	96	1,560
Middlefield Banc Corp.	58	1,554
Greene County Bancorp, Inc.	52	1,550
Shore Bancshares, Inc.	132	1,526
Third Coast Bancshares, Inc.*	95	1,508
AFC Gamma, Inc. REIT	121	1,506
First Foundation, Inc.	379	1,505
Bridgewater Bancshares, Inc.*	151	1,487
RBB Bancorp	124	1,481
FS Bancorp, Inc.	49	1,473
Northeast Community Bancorp, Inc.	99	1,473
Orrstown Financial Services, Inc.	76	1,455
eHealth, Inc.*	181	1,455
BayCom Corp.	87	1,451
Ocwen Financial Corp.*	48	1,439
Silvercrest Asset Management Group, Inc. — Class A	71	1,438
Timberland Bancorp, Inc.	56	1,433
Atlanticus Holdings Corp.*	34	1,428
Plumas Bancorp	40	1,428
Southern First Bancshares, Inc.*	57	1,411
Maiden Holdings Ltd.*	671	1,409
Star Holdings*	96	1,408
Hersha Hospitality Trust — Class A REIT	231	1,407
Orange County Bancorp, Inc.	38	1,406
Codorus Valley Bancorp, Inc.	71	1,392
Douglas Elliman, Inc.	599	1,330
Investors Title Co.	9	1,314
Ponce Financial Group, Inc.*	151	1,312
Parke Bancorp, Inc.	77	1,308
BCB Bancorp, Inc.	111	1,303
Hippo Holdings, Inc.*	78	1,289
C&F Financial Corp.	24	1,289
Capital Bancorp, Inc.	71	1,285
FVCBankcorp, Inc.*	119	1,282
Penns Woods Bancorp, Inc.	51	1,277
Unity Bancorp, Inc.	54	1,274
Primis Financial Corp.	150	1,263
Oak Valley Bancorp	50	1,259
National Bankshares, Inc.	43	1,255
First Bank/Hamilton NJ	118	1,225
ChoiceOne Financial Services, Inc.	52	1,196
AlTi Global, Inc.*	156	1,195
PCB Bancorp	81	1,192
Crawford & Co. — Class A	107	1,187
Southern States Bancshares, Inc.	55	1,160
MainStreet Bancshares, Inc.	51	1,156
Ames National Corp.	64	1,154
LCNB Corp.	78	1,151
Blue Ridge Bankshares, Inc.	130	1,150
Colony Bankcorp, Inc.	122	1,149

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Central Valley Community Bancorp	74	$1,143
Virginia National Bankshares Corp.	35	1,125
Stratus Properties, Inc.	42	1,103
First Western Financial, Inc.*	59	1,097
Bankwell Financial Group, Inc.	44	1,073
Princeton Bancorp, Inc.	38	1,038
Community Financial Corp.	38	1,029
Chemung Financial Corp.	26	999
Evans Bancorp, Inc.[1]	39	972
ESSA Bancorp, Inc.	64	957
First Community Corp.	54	937
Nexpoint Real Estate Finance, Inc. REIT	60	935
NI Holdings, Inc.*	61	906
Sterling Bancorp, Inc.*	156	853
Consumer Portfolio Services, Inc.*	69	805
Maui Land & Pineapple Company, Inc.*	56	797
USCB Financial Holdings, Inc.*	78	796
HomeStreet, Inc.	134	793
Security National Financial Corp. — Class A*	88	781
Pioneer Bancorp, Inc.*	86	770
Finance of America Companies, Inc. — Class A*	395	754
Velocity Financial, Inc.*	65	749
Angel Oak Mortgage REIT, Inc.	87	717
Bank7 Corp.	28	687
Luther Burbank Corp.	76	678
United Insurance Holdings Corp.*	145	647
Kingsway Financial Services, Inc.*	79	644
Paysign, Inc.*	241	590
GoHealth, Inc. — Class A*	29	572
Clipper Realty, Inc. REIT	95	539
Transcontinental Realty Investors, Inc.*	14	513
SWK Holdings Corp.*	28	469
American Realty Investors, Inc.*	11	240
OppFi, Inc.*	80	163
Home Point Capital, Inc.*	58	135
Total Financial		3,562,453
Industrial - 10.3%
Chart Industries, Inc.*	312	49,854
Novanta, Inc.*	265	48,786
Atkore, Inc.*	293	45,690
Simpson Manufacturing Company, Inc.	318	44,043
UFP Industries, Inc.	444	43,090
Comfort Systems USA, Inc.	262	43,020
Applied Industrial Technologies, Inc.	286	41,421
Casella Waste Systems, Inc. — Class A*	412	37,265
Watts Water Technologies, Inc. — Class A	202	37,113
Mueller Industries, Inc.	415	36,221
Fabrinet*	272	35,327
Franklin Electric Company, Inc.	342	35,192
Exponent, Inc.	375	34,995
GATX Corp.	263	33,859
Summit Materials, Inc. — Class A*	884	33,459
EnerSys	305	33,099
Aerojet Rocketdyne Holdings, Inc.*	590	32,373
Badger Meter, Inc.	218	32,168
AAON, Inc.	334	31,667
Fluor Corp.*	1,055	31,228
Advanced Energy Industries, Inc.	278	30,983
Belden, Inc.	315	30,130
Terex Corp.	497	29,735
Zurn Elkay Water Solutions Corp.	1,095	29,445
John Bean Technologies Corp.	236	28,627
Federal Signal Corp.	443	28,365
Vishay Intertechnology, Inc.	954	28,048
SPX Technologies, Inc.*	327	27,785
Arcosa, Inc.	359	27,201
Boise Cascade Co.	294	26,563
Hillenbrand, Inc.	511	26,204
Sanmina Corp.*	427	25,735
O-I Glass, Inc.*	1,149	24,508
Itron, Inc.*	337	24,298
Dycom Industries, Inc.*	212	24,094
Bloom Energy Corp. — Class A*	1,425	23,299
Encore Wire Corp.	124	23,055
Moog, Inc. — Class A	210	22,770
Albany International Corp. — Class A	231	21,548
Joby Aviation, Inc.*	2,062	21,156
EnPro Industries, Inc.	155	20,697
Werner Enterprises, Inc.	468	20,676
Matson, Inc.	264	20,521
Forward Air Corp.	193	20,479
Cactus, Inc. — Class A	478	20,229
Plexus Corp.*	203	19,943
ESCO Technologies, Inc.	189	19,586
Hub Group, Inc. — Class A*	243	19,518
RXO, Inc.*	860	19,496
Frontdoor, Inc.*	609	19,427
Kadant, Inc.	86	19,101
CSW Industrials, Inc.	114	18,946
AeroVironment, Inc.*	185	18,922
Mueller Water Products, Inc. — Class A	1,148	18,632
Scorpio Tankers, Inc.	390	18,420
Enovix Corp.*,1	1,013	18,275
Energizer Holdings, Inc.	530	17,797
ArcBest Corp.	178	17,586
Materion Corp.	152	17,358
Kennametal, Inc.	597	16,949
MYR Group, Inc.*	122	16,877
Masonite International Corp.*	164	16,800
Knife River Corp.*	377	16,399
Helios Technologies, Inc.	242	15,994
Worthington Industries, Inc.	228	15,839
Trinity Industries, Inc.	601	15,452
Barnes Group, Inc.	362	15,273
Golar LNG Ltd.	750	15,127
AAR Corp.*	255	14,729
Gibraltar Industries, Inc.*	229	14,409
Alamo Group, Inc.	75	13,793

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
OSI Systems, Inc.*	117	$13,786
Kratos Defense & Security Solutions, Inc.*	927	13,293
Griffon Corp.	325	13,097
Granite Construction, Inc.	326	12,968
Greif, Inc. — Class A	183	12,607
Modine Manufacturing Co.*	381	12,581
PGT Innovations, Inc.*	430	12,535
Mirion Technologies, Inc.*	1,482	12,523
Sterling Infrastructure, Inc.*	222	12,388
Rocket Lab USA, Inc.*	2,062	12,372
Standex International Corp.	87	12,308
Knowles Corp.*	665	12,010
Primoris Services Corp.	393	11,975
Energy Recovery, Inc.*	412	11,515
International Seaways, Inc.	301	11,510
Hillman Solutions Corp.*	1,277	11,506
Enerpac Tool Group Corp.	425	11,475
NV5 Global, Inc.*	101	11,188
Masterbrand, Inc.*	960	11,165
Tennant Co.	137	11,112
JELD-WEN Holding, Inc.*	630	11,050
TTM Technologies, Inc.*	757	10,522
Greenbrier Companies, Inc.	233	10,042
CTS Corp.	232	9,890
Lindsay Corp.	82	9,786
World Kinect Corp.	456	9,430
American Woodmark Corp.*	123	9,394
Construction Partners, Inc. — Class A*	297	9,323
Marten Transport Ltd.	430	9,245
PureCycle Technologies, Inc.*	859	9,183
NEXTracker, Inc. — Class A*	229	9,117
Vicor Corp.*	164	8,856
Montrose Environmental Group, Inc.*	206	8,677
DHT Holdings, Inc.	1,015	8,658
Columbus McKinnon Corp.	209	8,496
TriMas Corp.	307	8,439
Napco Security Technologies, Inc.	233	8,073
AZZ, Inc.	184	7,997
SFL Corporation Ltd.	852	7,949
Ichor Holdings Ltd.*	211	7,912
Air Transport Services Group, Inc.*	417	7,869
Apogee Enterprises, Inc.	163	7,738
Astec Industries, Inc.	168	7,634
CIRCOR International, Inc.*	135	7,621
Ryerson Holding Corp.	167	7,244
GrafTech International Ltd.	1,434	7,227
TimkenSteel Corp.*	322	6,946
Golden Ocean Group Ltd.	910	6,871
Sturm Ruger & Company, Inc.	129	6,832
Proto Labs, Inc.*	195	6,817
Chase Corp.	56	6,788
Benchmark Electronics, Inc.	262	6,767
Teekay Tankers Ltd. — Class A	177	6,767
FLEX LNG Ltd.	220	6,717
Janus International Group, Inc.*	628	6,694
Thermon Group Holdings, Inc.*	247	6,570
Leonardo DRS, Inc.*	373	6,468
Dorian LPG Ltd.	237	6,079
MicroVision, Inc.*	1,308	5,991
Triumph Group, Inc.*	477	5,901
Enviri Corp.*	584	5,764
Heartland Express, Inc.	347	5,694
Li-Cycle Holdings Corp.*,1	1,020	5,661
Nordic American Tankers Ltd.	1,518	5,571
CryoPort, Inc.*	317	5,468
Xometry, Inc. — Class A*	251	5,316
Myers Industries, Inc.	270	5,246
SmartRent, Inc.*	1,363	5,220
Kaman Corp.	208	5,061
nLight, Inc.*	326	5,027
Evolv Technologies Holdings, Inc.*	833	4,998
Kimball Electronics, Inc.*	177	4,891
Mesa Laboratories, Inc.	38	4,883
Gorman-Rupp Co.	169	4,872
Manitowoc Company, Inc.*	258	4,858
Eagle Bulk Shipping, Inc.[1]	101	4,852
Archer Aviation, Inc. — Class A*	1,128	4,648
Hyster-Yale Materials Handling, Inc.	80	4,467
Bel Fuse, Inc. — Class B	77	4,421
Smith & Wesson Brands, Inc.	338	4,408
Heritage-Crystal Clean, Inc.*	116	4,384
Genco Shipping & Trading Ltd.	311	4,363
Insteel Industries, Inc.	139	4,326
Powell Industries, Inc.	68	4,120
Allied Motion Technologies, Inc.	102	4,074
LSB Industries, Inc.*	407	4,009
GoPro, Inc. — Class A*	957	3,962
Great Lakes Dredge & Dock Corp.*	485	3,958
DXP Enterprises, Inc.*	107	3,896
Clearwater Paper Corp.*	124	3,884
Astronics Corp.*	192	3,813
Ardmore Shipping Corp.	304	3,754
Argan, Inc.	94	3,705
Stoneridge, Inc.*	196	3,695
Ducommun, Inc.*	83	3,616
Olympic Steel, Inc.	73	3,577
IES Holdings, Inc.*	61	3,470
Costamare, Inc.	358	3,462
NVE Corp.	35	3,410
Cadre Holdings, Inc.	144	3,139
Aspen Aerogels, Inc.*	378	2,982
Teekay Corp.*	493	2,978
CECO Environmental Corp.*	220	2,939
Greif, Inc. — Class B	38	2,935
Luxfer Holdings plc	203	2,888
National Presto Industries, Inc.	38	2,782
AerSale Corp.*	189	2,778
Covenant Logistics Group, Inc. — Class A	63	2,761
NuScale Power Corp.*	396	2,693
Babcock & Wilcox Enterprises, Inc.*	435	2,566
Omega Flex, Inc.	24	2,491
FARO Technologies, Inc.*	150	2,430
LSI Industries, Inc.	193	2,424
Bowman Consulting Group Ltd.*	74	2,359
Tutor Perini Corp.*	314	2,245
Pactiv Evergreen, Inc.	296	2,241
Northwest Pipe Co.*	73	2,207
Daseke, Inc.*	299	2,132

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Blink Charging Co.*,1	341	$2,043
Park Aerospace Corp.	145	2,001
Eastman Kodak Co.*	422	1,950
Comtech Telecommunications Corp.	202	1,846
Radiant Logistics, Inc.*	273	1,835
Pangaea Logistics Solutions Ltd.	269	1,821
Overseas Shipholding Group, Inc. — Class A*	427	1,781
Safe Bulkers, Inc.	522	1,702
Limbach Holdings, Inc.*	68	1,682
Akoustis Technologies, Inc.*	511	1,625
Pure Cycle Corp.*	145	1,595
Concrete Pumping Holdings, Inc.*	192	1,542
Ranpak Holdings Corp.*	321	1,451
Universal Logistics Holdings, Inc.	50	1,440
AMMO, Inc.*	667	1,421
US Xpress Enterprises, Inc. — Class A*	229	1,406
Eve Holding, Inc.*	134	1,404
Turtle Beach Corp.*	116	1,351
Sight Sciences, Inc.*	160	1,325
Tredegar Corp.	195	1,301
Core Molding Technologies, Inc.*	57	1,297
Iteris, Inc.*	316	1,251
PAM Transportation Services, Inc.*	46	1,231
Gencor Industries, Inc.*	78	1,215
Mistras Group, Inc.*	154	1,189
Park-Ohio Holdings Corp.	62	1,178
Himalaya Shipping Ltd.*	202	1,123
SKYX Platforms Corp.*	420	1,117
908 Devices, Inc.*	162	1,111
Latham Group, Inc.*	287	1,065
374Water, Inc.*	438	1,047
LanzaTech Global, Inc.*	153	1,045
Mayville Engineering Company, Inc.*	82	1,022
ESS Tech, Inc.*	675	992
Charge Enterprises, Inc.*	996	976
Willis Lease Finance Corp.*	21	822
Karat Packaging, Inc.	42	767
Intevac, Inc.*	189	709
Transphorm, Inc.*	200	680
Berkshire Grey, Inc.*	468	660
INNOVATE Corp.*	339	593
NL Industries, Inc.	62	343
Amprius Technologies, Inc.*	40	287
Southland Holdings, Inc.*	28	230
Redwire Corp.*	58	148
Total Industrial		2,679,557
Consumer, Cyclical - 8.0%
Light & Wonder, Inc. — Class A*	676	46,482
Asbury Automotive Group, Inc.*	160	38,467
Meritage Homes Corp.	269	38,271
Taylor Morrison Home Corp. — Class A*	778	37,943
Fox Factory Holding Corp.*	316	34,289
Beacon Roofing Supply, Inc.*	362	30,039
Visteon Corp.*	208	29,871
Academy Sports & Outdoors, Inc.	552	29,836
Goodyear Tire & Rubber Co.*	2,083	28,495
KB Home	548	28,337
Hilton Grand Vacations, Inc.*	602	27,355
Adient plc*	707	27,092
Group 1 Automotive, Inc.	103	26,584
FirstCash Holdings, Inc.	279	26,039
Skyline Champion Corp.*	396	25,918
International Game Technology plc	803	25,608
Installed Building Products, Inc.	175	24,528
Tri Pointe Homes, Inc.*	734	24,119
LCI Industries	183	23,124
Shake Shack, Inc. — Class A*	279	21,684
JetBlue Airways Corp.*	2,446	21,671
Signet Jewelers Ltd.	330	21,536
GMS, Inc.*	308	21,314
Topgolf Callaway Brands Corp.*	1,065	21,140
LGI Homes, Inc.*	154	20,773
MDC Holdings, Inc.	434	20,298
Cavco Industries, Inc.*	65	19,175
Resideo Technologies, Inc.*	1,084	19,143
Papa John's International, Inc.	258	19,048
Rush Enterprises, Inc. — Class A	307	18,647
Boot Barn Holdings, Inc.*	220	18,632
Carvana Co.*	710	18,403
Steven Madden Ltd.	557	18,208
Bloomin' Brands, Inc.	648	17,425
M/I Homes, Inc.*	199	17,351
Kontoor Brands, Inc.	412	17,345
UniFirst Corp.	111	17,206
SeaWorld Entertainment, Inc.*	295	16,523
Red Rock Resorts, Inc. — Class A	352	16,467
Foot Locker, Inc.	607	16,456
Dana, Inc.	965	16,405
Century Communities, Inc.	210	16,090
American Eagle Outfitters, Inc.	1,352	15,954
Urban Outfitters, Inc.*	472	15,638
Dorman Products, Inc.*	195	15,372
Sonos, Inc.*	940	15,350
Cracker Barrel Old Country Store, Inc.	163	15,188
Jack in the Box, Inc.	154	15,020
Allegiant Travel Co. — Class A*	117	14,775
Winnebago Industries, Inc.	219	14,605
SkyWest, Inc.*	357	14,537
Dave & Buster's Entertainment, Inc.*	321	14,304
PriceSmart, Inc.	191	14,145
XPEL, Inc.*	167	14,065
National Vision Holdings, Inc.*	575	13,967
Spirit Airlines, Inc.	812	13,934
Six Flags Entertainment Corp.*	534	13,873
Luminar Technologies, Inc.*,1	2,014	13,856
Gentherm, Inc.*	245	13,845
Abercrombie & Fitch Co. — Class A*	361	13,602
Cinemark Holdings, Inc.*	813	13,415
Patrick Industries, Inc.	158	12,640
Acushnet Holdings Corp.	231	12,631
Cheesecake Factory, Inc.	359	12,414
Leslie's, Inc.*	1,314	12,338

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Nu Skin Enterprises, Inc. — Class A	369	$12,251
Veritiv Corp.	97	12,184
OPENLANE, Inc.*	799	12,161
ODP Corp.*	254	11,892
Brinker International, Inc.*	324	11,858
Hanesbrands, Inc.	2,604	11,822
Vista Outdoor, Inc.*	417	11,538
Green Brick Partners, Inc.*	195	11,076
Liberty Media Corporation-Liberty Braves — Class C*	277	10,975
Oxford Industries, Inc.	111	10,925
H&E Equipment Services, Inc.	238	10,889
Madison Square Garden Entertainment Corp.*	320	10,758
Sally Beauty Holdings, Inc.*	794	9,806
HNI Corp.	342	9,637
indie Semiconductor, Inc. — Class A*	1,019	9,579
Camping World Holdings, Inc. — Class A1	309	9,301
La-Z-Boy, Inc.	321	9,193
iRobot Corp.*	203	9,186
Sweetgreen, Inc. — Class A*	715	9,166
Everi Holdings, Inc.*	624	9,023
Wabash National Corp.	351	9,000
Dillard's, Inc. — Class A	27	8,810
Malibu Boats, Inc. — Class A*	150	8,799
Methode Electronics, Inc.	261	8,749
Wolverine World Wide, Inc.	575	8,447
MillerKnoll, Inc.	562	8,306
Fisker, Inc.*,1	1,451	8,184
Buckle, Inc.	226	7,820
Warby Parker, Inc. — Class A*	627	7,330
Virgin Galactic Holdings, Inc.*,1	1,868	7,248
Lions Gate Entertainment Corp. — Class B*	856	7,148
Portillo's, Inc. — Class A*	314	7,074
Monarch Casino & Resort, Inc.	100	7,045
Winmark Corp.	21	6,982
American Axle & Manufacturing Holdings, Inc.*	844	6,980
Dine Brands Global, Inc.	116	6,731
Aurora Innovation, Inc.*	2,249	6,612
OneSpaWorld Holdings Ltd.*	540	6,534
Life Time Group Holdings, Inc.*	330	6,491
Sun Country Airlines Holdings, Inc.*	279	6,272
Golden Entertainment, Inc.*	150	6,270
MRC Global, Inc.*	621	6,253
Clean Energy Fuels Corp.*	1,255	6,225
Beazer Homes USA, Inc.*	218	6,167
Caleres, Inc.	257	6,150
BlueLinx Holdings, Inc.*	65	6,096
Nikola Corp.*,1	4,390	6,058
G-III Apparel Group Ltd.*	312	6,012
Standard Motor Products, Inc.	157	5,891
Sovos Brands, Inc.*	294	5,751
IMAX Corp.*	332	5,641
Shyft Group, Inc.	255	5,625
Sonic Automotive, Inc. — Class A	116	5,530
ScanSource, Inc.*	186	5,498
Chuy's Holdings, Inc.*	134	5,470
MarineMax, Inc.*	158	5,397
BJ's Restaurants, Inc.*	168	5,342
Sphere Entertainment Co.*	193	5,286
A-Mark Precious Metals, Inc.	141	5,278
Steelcase, Inc. — Class A	652	5,027
Douglas Dynamics, Inc.	167	4,990
Denny's Corp.*	404	4,977
Arko Corp.	609	4,842
Chico's FAS, Inc.*	902	4,826
Franchise Group, Inc.	168	4,811
RCI Hospitality Holdings, Inc.	63	4,787
Ethan Allen Interiors, Inc.	169	4,779
Titan Machinery, Inc.*	152	4,484
Titan International, Inc.*	388	4,454
Dream Finders Homes, Inc. — Class A*	179	4,402
VSE Corp.	79	4,321
Sleep Number Corp.*	158	4,310
America's Car-Mart, Inc.*	43	4,290
Accel Entertainment, Inc.*	399	4,213
Guess?, Inc.	213	4,143
Xperi, Inc.*	312	4,103
Hawaiian Holdings, Inc.*	377	4,060
Kura Sushi USA, Inc. — Class A*	43	3,997
MasterCraft Boat Holdings, Inc.*	130	3,985
PC Connection, Inc.	85	3,833
Lions Gate Entertainment Corp. — Class A*	431	3,806
Vizio Holding Corp. — Class A*	561	3,787
Interface, Inc. — Class A	424	3,727
Designer Brands, Inc. — Class A	365	3,686
Hovnanian Enterprises, Inc. — Class A*	36	3,572
Bally's Corp.*	218	3,392
Hibbett, Inc.	93	3,375
Haverty Furniture Companies, Inc.	108	3,264
Xponential Fitness, Inc. — Class A*	183	3,157
Rush Enterprises, Inc. — Class B	46	3,131
Hudson Technologies, Inc.*	324	3,117
REV Group, Inc.	234	3,103
OneWater Marine, Inc. — Class A*	85	3,080
Forestar Group, Inc.*	136	3,067
Movado Group, Inc.	113	3,032
Liberty Media Corporation-Liberty Braves — Class A*	74	3,028
Super Group SGHC Ltd.*	1,009	2,926
Blue Bird Corp.*	130	2,922
Shoe Carnival, Inc.	124	2,911
Solid Power, Inc.*	1,146	2,911
Miller Industries, Inc.	82	2,909
Bluegreen Vacations Holding Corp.	80	2,852
Lindblad Expeditions Holdings, Inc.*	259	2,818
Lovesac Co.*	104	2,803
Funko, Inc. — Class A*	257	2,781
Frontier Group Holdings, Inc.*	282	2,727
Global Industrial Co.	97	2,694
Marcus Corp.	179	2,655
Commercial Vehicle Group, Inc.*	238	2,642
Bowlero Corp.*	217	2,526

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Johnson Outdoors, Inc. — Class A	40	$2,458
SES AI Corp.*	923	2,252
Genesco, Inc.*	89	2,229
EVgo, Inc.*,1	530	2,120
Destination XL Group, Inc.*	431	2,112
Build-A-Bear Workshop, Inc. — Class A	98	2,099
PetMed Express, Inc.	152	2,096
Children's Place, Inc.*	88	2,042
TuSimple Holdings, Inc. — Class A*	1,221	2,027
Clarus Corp.	216	1,974
Zumiez, Inc.*	118	1,966
Proterra, Inc.*,1	1,637	1,964
First Watch Restaurant Group, Inc.*	112	1,893
El Pollo Loco Holdings, Inc.	212	1,859
Big Lots, Inc.	210	1,854
Daktronics, Inc.*	289	1,850
Hyliion Holdings Corp.*	1,091	1,822
Cooper-Standard Holdings, Inc.*	125	1,782
Global Business Travel Group I*	239	1,728
Potbelly Corp.*	193	1,695
Full House Resorts, Inc.*	243	1,628
Red Robin Gourmet Burgers, Inc.*	117	1,618
Sportsman's Warehouse Holdings, Inc.*	280	1,596
Holley, Inc.*	390	1,595
Snap One Holdings Corp.*	135	1,573
Hooker Furnishings Corp.	81	1,511
GrowGeneration Corp.*	435	1,479
Big 5 Sporting Goods Corp.	159	1,456
Rush Street Interactive, Inc.*	466	1,454
Century Casinos, Inc.*	203	1,441
Carrols Restaurant Group, Inc.*	272	1,371
Purple Innovation, Inc.	475	1,321
ThredUp, Inc. — Class A*	531	1,296
VOXX International Corp. — Class A*	103	1,285
Microvast Holdings, Inc.*	777	1,243
Vera Bradley, Inc.*	194	1,240
ONE Group Hospitality, Inc.*	162	1,186
Tile Shop Holdings, Inc.*	213	1,180
Weyco Group, Inc.	44	1,174
Tilly's, Inc. — Class A*	166	1,164
Traeger, Inc.*	260	1,105
Rocky Brands, Inc.	52	1,092
Lazydays Holdings, Inc.*	94	1,087
Workhorse Group, Inc.*	1,227	1,069
JAKKS Pacific, Inc.*	53	1,058
Marine Products Corp.	62	1,045
Fiesta Restaurant Group, Inc.*	131	1,040
Cato Corp. — Class A	129	1,036
Noodles & Co.*	297	1,004
Escalade, Inc.	74	988
Biglari Holdings, Inc. — Class B*	5	986
Livewire Group, Inc.*	82	968
Landsea Homes Corp.*	99	925
Fossil Group, Inc.*	352	905
Reservoir Media, Inc.*	147	885
EVI Industries, Inc.*	35	770
Aeva Technologies, Inc.*	588	735
J Jill, Inc.*	34	729
Loop Media, Inc.*	270	645
Duluth Holdings, Inc. — Class B*	100	628
United Homes Group, Inc.*	46	513
Envela Corp.*	56	412
Torrid Holdings, Inc.*	89	250
CompX International, Inc.	11	240
Liberty TripAdvisor Holdings, Inc. — Class B*	4	187
Dragonfly Energy Holdings Corp.*	113	167
Qurate Retail, Inc. — Class B*	10	83
Total Consumer, Cyclical		2,076,747
Technology - 7.8%
Super Micro Computer, Inc.*	344	85,497
SPS Commerce, Inc.*	272	52,240
Rambus, Inc.*	807	51,785
Axcelis Technologies, Inc.*	241	44,182
Onto Innovation, Inc.*	362	42,162
Power Integrations, Inc.	420	39,761
Maximus, Inc.	450	38,029
Silicon Laboratories, Inc.*	235	37,069
Workiva, Inc.*	362	36,801
Tenable Holdings, Inc.*	845	36,800
ExlService Holdings, Inc.*	239	36,103
Qualys, Inc.*	275	35,522
Insight Enterprises, Inc.*	212	31,024
Diodes, Inc.*	334	30,892
Box, Inc. — Class A*	1,043	30,643
Duolingo, Inc.*	212	30,303
Altair Engineering, Inc. — Class A*	397	30,108
MicroStrategy, Inc. — Class A*,1	82	28,078
MACOM Technology Solutions Holdings, Inc.*	402	26,343
Synaptics, Inc.*	292	24,931
Evolent Health, Inc. — Class A*	814	24,664
Appfolio, Inc. — Class A*	142	24,444
Kulicke & Soffa Industries, Inc.	411	24,434
CommVault Systems, Inc.*	330	23,965
Blackbaud, Inc.*	322	22,920
Ambarella, Inc.*	270	22,591
Amkor Technology, Inc.	758	22,550
Blackline, Inc.*	417	22,443
Envestnet, Inc.*	371	22,019
Varonis Systems, Inc.*	804	21,427
Freshworks, Inc. — Class A*	1,199	21,078
Verra Mobility Corp.*	1,033	20,371
Schrodinger Incorporated/United States*	403	20,118
Rapid7, Inc.*	444	20,104
FormFactor, Inc.*	571	19,540
DigitalOcean Holdings, Inc.*	469	18,826
Progress Software Corp.	322	18,708
ACI Worldwide, Inc.*	802	18,582
MaxLinear, Inc. — Class A*	552	17,421
Verint Systems, Inc.*	468	16,408
Sprout Social, Inc. — Class A*	353	16,294
ACV Auctions, Inc. — Class A*	940	16,234
IonQ, Inc.*	1,189	16,087
C3.ai, Inc. — Class A*,1	434	15,811
NetScout Systems, Inc.*	505	15,630
Impinj, Inc.*	170	15,240
SiTime Corp.*	127	14,982

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Parsons Corp.*	305	$14,683
Appian Corp. — Class A*	304	14,470
Cohu, Inc.*	345	14,338
Clear Secure, Inc. — Class A	617	14,296
PagerDuty, Inc.*	631	14,185
Fastly, Inc. — Class A*	877	13,830
Privia Health Group, Inc.*	500	13,055
Asana, Inc. — Class A*	588	12,960
Ultra Clean Holdings, Inc.*	329	12,653
Xerox Holdings Corp.	849	12,642
CSG Systems International, Inc.	231	12,183
Semtech Corp.*	473	12,043
Phreesia, Inc.*	378	11,722
Photronics, Inc.*	452	11,657
AvidXchange Holdings, Inc.*	1,105	11,470
Braze, Inc. — Class A*,1	255	11,166
SMART Global Holdings, Inc.*	357	10,357
Digi International, Inc.*	260	10,241
PDF Solutions, Inc.*	227	10,238
PROS Holdings, Inc.*	331	10,195
Agilysys, Inc.*	148	10,159
Jamf Holding Corp.*	517	10,092
Veradigm, Inc.*	798	10,055
Zuora, Inc. — Class A*	915	10,038
Apollo Medical Holdings, Inc.*	317	10,017
Model N, Inc.*	276	9,759
Veeco Instruments, Inc.*	376	9,656
3D Systems Corp.*	943	9,364
Yext, Inc.*	792	8,958
Cerence, Inc.*	298	8,711
Adeia, Inc.	791	8,709
Zeta Global Holdings Corp. — Class A*	993	8,480
Donnelley Financial Solutions, Inc.*	183	8,332
E2open Parent Holdings, Inc.*	1,475	8,260
Everbridge, Inc.*	301	8,097
Outset Medical, Inc.*	365	7,983
Navitas Semiconductor Corp.*	755	7,958
PowerSchool Holdings, Inc. — Class A*	415	7,943
Aehr Test Systems*,1	191	7,879
N-able, Inc.*	517	7,450
ForgeRock, Inc. — Class A*	349	7,168
EngageSmart, Inc.*	359	6,853
AvePoint, Inc.*	1,134	6,532
Digital Turbine, Inc.*	700	6,496
NextGen Healthcare, Inc.*	400	6,488
PAR Technology Corp.*	197	6,487
Avid Technology, Inc.*	252	6,426
Sapiens International Corporation N.V.	227	6,038
PubMatic, Inc. — Class A*	320	5,850
Matterport, Inc.*	1,855	5,843
Alpha & Omega Semiconductor Ltd.*	171	5,609
Amplitude, Inc. — Class A*	501	5,511
Thoughtworks Holding, Inc.*	685	5,172
Health Catalyst, Inc.*	413	5,162
Simulations Plus, Inc.	117	5,070
Integral Ad Science Holding Corp.*	279	5,016
BigCommerce Holdings, Inc.*	497	4,945
Olo, Inc. — Class A*	765	4,942
Ebix, Inc.	195	4,914
TTEC Holdings, Inc.	144	4,873
Intapp, Inc.*	116	4,862
Corsair Gaming, Inc.*	273	4,843
Alkami Technology, Inc.*	292	4,786
SoundHound AI, Inc. — Class A*	1,035	4,709
ACM Research, Inc. — Class A*	356	4,656
Vimeo, Inc.*	1,126	4,639
Pitney Bowes, Inc.	1,298	4,595
Consensus Cloud Solutions, Inc.*	147	4,557
Planet Labs PBC*	1,411	4,543
CEVA, Inc.*	172	4,395
OneSpan, Inc.*	296	4,393
Conduent, Inc.*	1,273	4,328
Cricut, Inc. — Class A	354	4,319
MeridianLink, Inc.*	194	4,035
Sharecare, Inc.*	2,280	3,990
SolarWinds Corp.*	377	3,868
Grid Dynamics Holdings, Inc.*	410	3,792
Definitive Healthcare Corp.*	334	3,674
Desktop Metal, Inc. — Class A*	2,074	3,671
Instructure Holdings, Inc.*	144	3,623
Alignment Healthcare, Inc.*	629	3,617
8x8, Inc.*	837	3,541
Mitek Systems, Inc.*	316	3,425
Vishay Precision Group, Inc.*	92	3,418
Cantaloupe, Inc.*	424	3,375
Domo, Inc. — Class B*	227	3,328
Expensify, Inc. — Class A*	408	3,256
Playstudios, Inc.*	633	3,108
Digimarc Corp.*	105	3,091
Daily Journal Corp.*	10	2,893
Weave Communications, Inc.*	243	2,700
Computer Programs and Systems, Inc.*	106	2,617
American Software, Inc. — Class A	236	2,480
Bandwidth, Inc. — Class A*	173	2,367
Inspired Entertainment, Inc.*	160	2,354
Vuzix Corp.*,1	436	2,224
SEMrush Holdings, Inc. — Class A*	232	2,220
Enfusion, Inc. — Class A*	189	2,121
LivePerson, Inc.*	469	2,120
Innodata, Inc.*	186	2,107
inTEST Corp.*	79	2,074
EverCommerce, Inc.*	173	2,048
ON24, Inc.	242	1,965
Unisys Corp.*	492	1,958
Rimini Street, Inc.*	361	1,729
IBEX Holdings Ltd.*	81	1,720
Asure Software, Inc.*	140	1,702
Red Violet, Inc.*	82	1,687
Immersion Corp.	231	1,635
Rackspace Technology, Inc.*	583	1,586
Cardlytics, Inc.*	250	1,580
PlayAGS, Inc.*	273	1,542
Outbrain, Inc.*	303	1,491
Climb Global Solutions, Inc.	31	1,484
Richardson Electronics Ltd.	88	1,452
Velo3D, Inc.*	658	1,421
Atomera, Inc.*	157	1,377
CS Disco, Inc.*	167	1,373

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
CoreCard Corp.*	54	$1,369
Kaltura, Inc.*	614	1,302
Brightcove, Inc.*	319	1,279
HireRight Holdings Corp.*	111	1,255
SkyWater Technology, Inc.*	130	1,225
eGain Corp.*	158	1,183
NextNav, Inc.*	400	1,176
Tingo Group, Inc.*	903	1,093
System1, Inc.*	183	824
Veritone, Inc.*	194	760
Skillsoft Corp.*	592	734
Viant Technology, Inc. — Class A*	106	489
BigBear.ai Holdings, Inc.*	199	468
LiveVox Holdings, Inc.*	165	454
CXApp, Inc.*	14	153
Presto Automation, Inc.*	24	125
Total Technology		2,029,196
Energy - 4.7%
Chord Energy Corp.	310	47,678
ChampionX Corp.	1,472	45,691
Matador Resources Co.	838	43,844
Murphy Oil Corp.	1,100	42,130
Civitas Resources, Inc.	512	35,517
PBF Energy, Inc. — Class A	861	35,249
Weatherford International plc*	527	35,003
Noble Corporation plc*	796	32,883
Shoals Technologies Group, Inc. — Class A*	1,269	32,436
Denbury, Inc.*	372	32,089
Equitrans Midstream Corp.	3,232	30,898
Valaris Ltd.*	454	28,570
Magnolia Oil & Gas Corp. — Class A	1,356	28,340
SM Energy Co.	888	28,087
Helmerich & Payne, Inc.	743	26,339
Array Technologies, Inc.*	1,121	25,335
California Resources Corp.	531	24,049
CNX Resources Corp.*	1,208	21,406
Permian Resources Corp.	1,881	20,616
Kosmos Energy Ltd.*	3,377	20,228
Peabody Energy Corp.	922	19,971
Tidewater, Inc.*	351	19,459
Northern Oil and Gas, Inc.	556	19,082
Patterson-UTI Energy, Inc.	1,534	18,362
CONSOL Energy, Inc.	251	17,020
Liberty Energy, Inc. — Class A	1,265	16,913
Callon Petroleum Co.*	453	15,887
Alpha Metallurgical Resources, Inc.	96	15,779
Sitio Royalties Corp. — Class A	597	15,683
Seadrill Ltd.*	374	15,435
Arch Resources, Inc.	135	15,223
Warrior Met Coal, Inc.	383	14,918
Oceaneering International, Inc.*	743	13,894
Green Plains, Inc.*	430	13,863
Sunnova Energy International, Inc.*,1	747	13,677
NexTier Oilfield Solutions, Inc.*	1,439	12,865
Borr Drilling Ltd.*	1,692	12,741
Delek US Holdings, Inc.	492	11,783
Expro Group Holdings N.V.*	652	11,553
Talos Energy, Inc.*	827	11,471
Par Pacific Holdings, Inc.*	409	10,884
Diamond Offshore Drilling, Inc.*	753	10,723
Archrock, Inc.	1,029	10,547
NOW, Inc.*	812	8,412
Core Laboratories, Inc.	347	8,068
Comstock Resources, Inc.	680	7,888
Helix Energy Solutions Group, Inc.*	1,064	7,852
Gulfport Energy Corp.*	74	7,775
Fluence Energy, Inc.*	291	7,752
US Silica Holdings, Inc.*	558	6,769
CVR Energy, Inc.	219	6,561
FuelCell Energy, Inc.*,1	3,029	6,543
SunPower Corp. — Class A*	646	6,331
Nabors Industries Ltd.*	68	6,326
Earthstone Energy, Inc. — Class A*	422	6,030
Stem, Inc.*	1,053	6,023
ProPetro Holding Corp.*	729	6,007
Dril-Quip, Inc.*	252	5,864
Vital Energy, Inc.*	125	5,644
Tellurian, Inc.*	3,943	5,560
Maxeon Solar Technologies Ltd.*	187	5,266
Select Water Solutions, Inc. — Class A	630	5,103
Bristow Group, Inc.*	175	5,028
SunCoke Energy, Inc.	618	4,864
RPC, Inc.	629	4,497
Kinetik Holdings, Inc. — Class A	127	4,463
Vitesse Energy, Inc.	185	4,144
REX American Resources Corp.*	115	4,003
Berry Corp.	564	3,880
SilverBow Resources, Inc.*	131	3,815
Montauk Renewables, Inc.*	493	3,668
SandRidge Energy, Inc.	236	3,599
Oil States International, Inc.*	466	3,481
Eos Energy Enterprises, Inc.*	796	3,455
TPI Composites, Inc.*	310	3,215
TETRA Technologies, Inc.*	927	3,133
Vertex Energy, Inc.*	499	3,119
VAALCO Energy, Inc.	797	2,997
Crescent Energy Co. — Class A	283	2,949
Newpark Resources, Inc.*	562	2,939
W&T Offshore, Inc.*	727	2,813
Excelerate Energy, Inc. — Class A	134	2,724
Gevo, Inc.*	1,729	2,628
DMC Global, Inc.*	144	2,557
Enviva, Inc.	231	2,506
Cleanspark, Inc.*	566	2,428
Riley Exploration Permian, Inc.	65	2,322
Aris Water Solutions, Inc. — Class A	221	2,281
Eneti, Inc.	182	2,204
Atlas Energy Solutions, Inc. — Class A	120	2,083
ProFrac Holding Corp. — Class A*	179	1,998
Solaris Oilfield Infrastructure, Inc. — Class A	238	1,983
Energy Vault Holdings, Inc.*	725	1,979
Evolution Petroleum Corp.	233	1,880
Forum Energy Technologies, Inc.*	73	1,868

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
NextDecade Corp.*	227	$1,864
Amplify Energy Corp.*	268	1,814
FutureFuel Corp.	193	1,708
Ring Energy, Inc.*	887	1,517
Hallador Energy Co.*	169	1,448
Ramaco Resources, Inc. — Class A	167	1,409
Granite Ridge Resources, Inc.	192	1,273
Ranger Energy Services, Inc.*	115	1,178
NACCO Industries, Inc. — Class A	31	1,074
KLX Energy Services Holdings, Inc.*	94	915
HighPeak Energy, Inc.	79	860
Mammoth Energy Services, Inc.*	172	831
Empire Petroleum Corp.*	75	683
PrimeEnergy Resources Corp.*	5	460
Ramaco Resources, Inc. — Class B*	33	354
Verde Clean Fuels, Inc.*	32	208
Total Energy		1,218,994
Communications - 2.5%
TEGNA, Inc.	1,658	26,926
Ziff Davis, Inc.*	348	24,381
Extreme Networks, Inc.*	933	24,305
Calix, Inc.*	436	21,761
Cogent Communications Holdings, Inc.	320	21,533
Perficient, Inc.*	254	21,166
InterDigital, Inc.	200	19,310
Viavi Solutions, Inc.*	1,654	18,740
Yelp, Inc. — Class A*	498	18,132
DigitalBridge Group, Inc.	1,197	17,608
Lumen Technologies, Inc.	7,455	16,848
Cargurus, Inc.*	724	16,384
Opendoor Technologies, Inc.*	4,037	16,229
Magnite, Inc.*	990	13,514
Harmonic, Inc.*	815	13,178
Q2 Holdings, Inc.*	421	13,009
Bumble, Inc. — Class A*	749	12,568
Credo Technology Group Holding Ltd.*	722	12,519
ePlus, Inc.*	197	11,091
Overstock.com, Inc.*	334	10,878
Squarespace, Inc. — Class A*	330	10,408
Cars.com, Inc.*	492	9,751
Liberty Latin America Ltd. — Class C*	1,064	9,172
Sprinklr, Inc. — Class A*	643	8,893
Shutterstock, Inc.	182	8,858
CommScope Holding Company, Inc.*	1,533	8,631
Upwork, Inc.*	915	8,546
Hims & Hers Health, Inc.*	904	8,498
Gogo, Inc.*	490	8,335
Scholastic Corp.	212	8,245
Figs, Inc. — Class A*	945	7,815
Open Lending Corp. — Class A*	736	7,735
A10 Networks, Inc.	522	7,616
Infinera Corp.*	1,475	7,124
Shenandoah Telecommunications Co.	359	6,975
ADTRAN Holdings, Inc.	577	6,076
Telephone & Data Systems, Inc.	732	6,024
TechTarget, Inc.*	193	6,008
Stagwell, Inc.*	800	5,768
Thryv Holdings, Inc.*	229	5,633
Globalstar, Inc.*	5,105	5,513
Eventbrite, Inc. — Class A*	572	5,463
Revolve Group, Inc.*	303	4,969
Gray Television, Inc.	612	4,823
Clearfield, Inc.*	97	4,593
HealthStream, Inc.	181	4,445
EchoStar Corp. — Class A*	249	4,318
Anterix, Inc.*	136	4,310
EW Scripps Co. — Class A*	440	4,026
Couchbase, Inc.*	251	3,971
Clear Channel Outdoor Holdings, Inc.*	2,743	3,758
Sinclair, Inc.	260	3,593
Nextdoor Holdings, Inc.*	1,076	3,508
QuinStreet, Inc.*	384	3,391
Rover Group, Inc.*	687	3,373
Boston Omaha Corp. — Class A*	171	3,218
WideOpenWest, Inc.*	380	3,207
fuboTV, Inc.*	1,505	3,130
Mondee Holdings, Inc.*,1	336	2,994
NETGEAR, Inc.*	211	2,988
IDT Corp. — Class B*	115	2,973
ATN International, Inc.	81	2,965
Liquidity Services, Inc.*	175	2,888
Preformed Line Products Co.	18	2,810
iHeartMedia, Inc. — Class A*	759	2,763
AMC Networks, Inc. — Class A*	229	2,736
Aviat Networks, Inc.*	82	2,736
Ooma, Inc.*	176	2,635
Quotient Technology, Inc.*	669	2,569
Stitch Fix, Inc. — Class A*	624	2,402
Gannett Company, Inc.*	1,067	2,401
Liberty Latin America Ltd. — Class A*	268	2,345
Luna Innovations, Inc.*	238	2,170
AST SpaceMobile, Inc.*	448	2,106
Consolidated Communications Holdings, Inc.*	549	2,103
Tucows, Inc. — Class A*	73	2,025
MediaAlpha, Inc. — Class A*	191	1,969
Entravision Communications Corp. — Class A	445	1,954
BlackSky Technology, Inc.*,1	874	1,940
Nerdy, Inc.*	438	1,826
Ribbon Communications, Inc.*	649	1,811
OptimizeRx Corp.*	123	1,758
Spok Holdings, Inc.	131	1,741
Blade Air Mobility, Inc.*	433	1,706
Grindr, Inc.*	303	1,676
CarParts.com, Inc.*	393	1,670
1-800-Flowers.com, Inc. — Class A*	193	1,505
Advantage Solutions, Inc.*	642	1,502
Vivid Seats, Inc. — Class A*	188	1,489
Cambium Networks Corp.*	90	1,370
KVH Industries, Inc.*	139	1,270
DHI Group, Inc.*	322	1,233
BARK, Inc.*	809	1,076
ContextLogic, Inc. — Class A*	163	1,073

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
Townsquare Media, Inc. — Class A	86	$1,024
EverQuote, Inc. — Class A*	157	1,021
Terran Orbital Corp.*,1	630	945
Solo Brands, Inc. — Class A*	162	917
Allbirds, Inc. — Class A*	703	886
Lands' End, Inc.*	111	861
Gambling.com Group Ltd.*	79	809
DZS, Inc.*	161	639
Urban One, Inc.*	93	558
Urban One, Inc.*	61	365
Value Line, Inc.	6	275
Total Communications		663,278
Basic Materials - 2.5%
Commercial Metals Co.	867	45,656
ATI, Inc.*	954	42,195
Livent Corp.*	1,335	36,619
Balchem Corp.	237	31,950
HB Fuller Co.	400	28,604
Cabot Corp.	410	27,425
Avient Corp.	669	27,362
Hecla Mining Co.	4,444	22,887
Sensient Technologies Corp.	311	22,121
Arconic Corp.*	732	21,653
Rogers Corp.*	128	20,727
Quaker Chemical Corp.	103	20,075
Carpenter Technology Corp.	356	19,982
Innospec, Inc.	185	18,581
Constellium SE*	937	16,116
Ingevity Corp.*	277	16,110
Stepan Co.	158	15,098
Minerals Technologies, Inc.	241	13,903
Tronox Holdings plc — Class A	866	11,007
Sylvamo Corp.	269	10,881
Uranium Energy Corp.*	2,721	9,251
Orion S.A.	415	8,806
Compass Minerals International, Inc.	253	8,602
Kaiser Aluminum Corp.	118	8,454
Ecovyst, Inc.*	704	8,068
Piedmont Lithium, Inc.*	133	7,675
Energy Fuels, Inc.*	1,162	7,251
Novagold Resources, Inc.*	1,789	7,138
Perimeter Solutions S.A.*	1,159	7,128
AdvanSix, Inc.	196	6,856
Hawkins, Inc.	143	6,820
Coeur Mining, Inc.*	2,364	6,714
Mativ Holdings, Inc.	403	6,093
Lightwave Logic, Inc.*	848	5,911
Schnitzer Steel Industries, Inc. — Class A	191	5,728
Ivanhoe Electric Incorporated / US*	413	5,386
Koppers Holdings, Inc.	149	5,081
Diversey Holdings Ltd.*,1	582	4,883
Haynes International, Inc.	92	4,676
American Vanguard Corp.	200	3,574
Century Aluminum Co.*	389	3,392
Origin Materials, Inc.*	784	3,340
Trinseo plc	259	3,282
i-80 Gold Corp.*	1,428	3,213
United States Lime & Minerals, Inc.	15	3,133
Centrus Energy Corp. — Class A*	91	2,963
Encore Energy Corp.*	1,047	2,523
Oil-Dri Corporation of America	36	2,124
Rayonier Advanced Materials, Inc.*	472	2,020
Intrepid Potash, Inc.*	79	1,793
Amyris, Inc.*	1,624	1,673
Danimer Scientific, Inc.*	649	1,545
Kronos Worldwide, Inc.	163	1,423
Caledonia Mining Corporation plc	121	1,406
Codexis, Inc.*	493	1,380
Dakota Gold Corp.*	398	1,162
Perpetua Resources Corp.*	279	1,024
Glatfelter Corp.*	327	988
5E Advanced Materials, Inc.*	291	955
Contango ORE, Inc.*	28	713
Terawulf, Inc.*	372	651
Valhi, Inc.	18	231
PolyMet Mining Corp.*	253	200
NioCorp Developments Ltd.*	14	70
Total Basic Materials		644,251
Utilities - 2.0%
New Jersey Resources Corp.	719	33,937
Portland General Electric Co.	719	33,671
Brookfield Infrastructure Corp. — Class A	730	33,273
Ormat Technologies, Inc.	396	31,862
ONE Gas, Inc.	408	31,339
Black Hills Corp.	493	29,708
Southwest Gas Holdings, Inc.	457	29,088
PNM Resources, Inc.	634	28,593
NorthWestern Corp.	445	25,258
ALLETE, Inc.	428	24,811
Spire, Inc.	381	24,171
Otter Tail Corp.	305	24,083
American States Water Co.	274	23,838
Avista Corp.	558	21,913
California Water Service Group	415	21,426
MGE Energy, Inc.	270	21,360
SJW Group	229	16,055
Chesapeake Utilities Corp.	129	15,351
Ameresco, Inc. — Class A*	238	11,574
Northwest Natural Holding Co.	266	11,451
Middlesex Water Co.	130	10,486
Unitil Corp.	118	5,984
York Water Co.	105	4,333
Artesian Resources Corp. — Class A	62	2,928
Consolidated Water Company Ltd.	111	2,690
Altus Power, Inc.*	472	2,549
Genie Energy Ltd. — Class B	146	2,064
FTC Solar, Inc.*	470	1,513
RGC Resources, Inc.	59	1,182
Global Water Resources, Inc.	84	1,065
Total Utilities		527,556
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	203	4,478
Total Common Stocks
(Cost $19,362,411)		17,723,498

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Oncternal Therapeutics, Inc.*	7	$–
Tobira Therapeutics, Inc.*	141	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $104)		–

EXCHANGE-TRADED FUNDS† - 9.1%
Vanguard Russell 2000 ETF[1]	15,743	1,190,486
iShares Russell 2000 Index ETF	6,356	1,190,288
Total Exchange-Traded Funds
(Cost $2,799,130)		2,380,774

	Face Amount
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
5.11% due 07/18/23[2,3]	$19,000	18,960
Total U.S. Treasury Bills
(Cost $18,953)		18,960

REPURCHASE AGREEMENTS††,4 - 16.1%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[5]	2,271,502	2,271,502
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	999,346	999,346
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	908,497	908,497
Total Repurchase Agreements
(Cost $4,179,345)		4,179,345

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.5%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[7]	399,310	399,310
Total Securities Lending Collateral
(Cost $399,310)		399,310
Total Investments - 94.9%
(Cost $26,759,253)		$24,701,887
Other Assets & Liabilities, net - 5.1%		1,337,303
Total Net Assets - 100.0%		$26,039,190

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	1	Sep 2023	$95,155	$820

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	5.27% (Federal Funds Rate + 0.20%)	At Maturity	09/21/23	1,102	$2,081,548	$42,764
Goldman Sachs International	Russell 2000 Index	Pay	5.17% (Federal Funds Rate + 0.10%)	At Maturity	09/21/23	1,606	3,033,594	28,216
Barclays Bank plc	Russell 2000 Index	Pay	5.06% (SOFR)	At Maturity	09/20/23	413	779,654	27,026
							$5,894,796	$98,006

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$17,723,498	$—	*	$—		$17,723,498
Rights	—	—		—	*	—
Exchange-Traded Funds	2,380,774	—		—		2,380,774
U.S. Treasury Bills	—	18,960		—		18,960
Repurchase Agreements	—	4,179,345		—		4,179,345
Securities Lending Collateral	399,310	—		—		399,310
Equity Futures Contracts**	820	—		—		820
Equity Index Swap Agreements**	—	98,006		—		98,006
Total Assets	$20,504,402	$4,296,311		$—		$24,800,713

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 95.6%
Technology - 26.1%
Apple, Inc.	57,892	$11,229,311
Microsoft Corp.	29,114	9,914,482
NVIDIA Corp.	9,684	4,096,526
Broadcom, Inc.	1,632	1,415,646
Adobe, Inc.*	1,796	878,226
Salesforce, Inc.*	3,833	809,760
Accenture plc — Class A	2,473	763,118
Advanced Micro Devices, Inc.*	6,305	718,202
Oracle Corp.	6,026	717,636
Texas Instruments, Inc.	3,554	639,791
Intel Corp.	16,332	546,142
QUALCOMM, Inc.	4,362	519,252
Intuit, Inc.	1,098	503,093
Applied Materials, Inc.	3,309	478,283
International Business Machines Corp.	3,555	475,695
ServiceNow, Inc.*	798	448,452
Analog Devices, Inc.	1,981	385,919
Lam Research Corp.	526	338,144
Fiserv, Inc.*	2,417	304,904
Micron Technology, Inc.	4,285	270,426
KLA Corp.	537	260,456
Synopsys, Inc.*	596	259,504
Cadence Design Systems, Inc.*	1,068	250,467
Activision Blizzard, Inc.*	2,801	236,124
NXP Semiconductor N.V.	1,017	208,160
Roper Technologies, Inc.	417	200,494
Fortinet, Inc.*	2,552	192,906
Microchip Technology, Inc.	2,145	192,171
Autodesk, Inc.*	839	171,668
ON Semiconductor Corp.*	1,691	159,935
MSCI, Inc. — Class A	313	146,888
Paychex, Inc.	1,256	140,509
Electronic Arts, Inc.	1,020	132,294
Cognizant Technology Solutions Corp. — Class A	1,987	129,711
Fidelity National Information Services, Inc.	2,320	126,904
ANSYS, Inc.*	339	111,961
HP, Inc.	3,394	104,230
Monolithic Power Systems, Inc.	176	95,080
Take-Two Interactive Software, Inc.*	621	91,386
Hewlett Packard Enterprise Co.	5,074	85,243
Fair Isaac Corp.*	98	79,303
Broadridge Financial Solutions, Inc.	462	76,521
Skyworks Solutions, Inc.	623	68,960
Tyler Technologies, Inc.*	164	68,301
Teradyne, Inc.	607	67,577
NetApp, Inc.	838	64,023
Paycom Software, Inc.	190	61,036
Zebra Technologies Corp. — Class A*	201	59,462
PTC, Inc.*	417	59,339
Akamai Technologies, Inc.*	596	53,562
EPAM Systems, Inc.*	227	51,018
Jack Henry & Associates, Inc.	285	47,689
Western Digital Corp.*	1,253	47,526
Leidos Holdings, Inc.	537	47,514
Seagate Technology Holdings plc	754	46,650
Ceridian HCM Holding, Inc.*	607	40,651
Qorvo, Inc.*	391	39,894
DXC Technology Co.*	891	23,808
Total Technology		39,751,933
Consumer, Non-cyclical - 19.3%
UnitedHealth Group, Inc.	3,645	1,751,933
Johnson & Johnson	10,175	1,684,166
Eli Lilly & Co.	3,085	1,446,803
Procter & Gamble Co.	9,229	1,400,409
Merck & Company, Inc.	9,935	1,146,400
PepsiCo, Inc.	5,394	999,077
AbbVie, Inc.	6,908	930,715
Coca-Cola Co.	15,240	917,753
Pfizer, Inc.	22,104	810,775
Thermo Fisher Scientific, Inc.	1,510	787,842
Abbott Laboratories	6,809	742,317
Danaher Corp.	2,600	624,000
Philip Morris International, Inc.	6,078	593,334
Bristol-Myers Squibb Co.	8,226	526,053
S&P Global, Inc.	1,284	514,743
Intuitive Surgical, Inc.*	1,372	469,142
Amgen, Inc.	2,092	464,466
Medtronic plc	5,209	458,913
Elevance Health, Inc.	928	412,301
Stryker Corp.	1,323	403,634
Mondelez International, Inc. — Class A	5,332	388,916
Gilead Sciences, Inc.	4,884	376,410
Automatic Data Processing, Inc.	1,618	355,620
Vertex Pharmaceuticals, Inc.*	1,008	354,725
CVS Health Corp.	5,020	347,032
Cigna Group	1,158	324,935
Altria Group, Inc.	6,989	316,602
Zoetis, Inc.	1,809	311,528
Boston Scientific Corp.*	5,629	304,473
Regeneron Pharmaceuticals, Inc.*	422	303,224
Becton Dickinson and Co.	1,112	293,579
PayPal Holdings, Inc.*	4,369	291,543
Colgate-Palmolive Co.	3,248	250,226
HCA Healthcare, Inc.	808	245,212
McKesson Corp.	531	226,902
Edwards Lifesciences Corp.*	2,374	223,939
Humana, Inc.	489	218,647
Moody's Corp.	618	214,891
Dexcom, Inc.*	1,518	195,078
Kimberly-Clark Corp.	1,321	182,377
Estee Lauder Companies, Inc. — Class A	908	178,313
General Mills, Inc.	2,300	176,410
Monster Beverage Corp.*	2,992	171,860
Cintas Corp.	338	168,013
IQVIA Holdings, Inc.*	727	163,408
IDEXX Laboratories, Inc.*	325	163,225
Biogen, Inc.*	567	161,510
Archer-Daniels-Midland Co.	2,133	161,169
Corteva, Inc.	2,783	159,466
Moderna, Inc.*	1,284	156,006

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Consumer, Non-cyclical - 19.3% (continued)
Constellation Brands, Inc. — Class A	631	$155,308
Sysco Corp.	1,984	147,213
Centene Corp.*	2,149	144,950
Hershey Co.	577	144,077
CoStar Group, Inc.*	1,600	142,400
Verisk Analytics, Inc. — Class A	567	128,159
ResMed, Inc.	575	125,637
GE HealthCare Technologies, Inc.	1,531	124,378
AmerisourceBergen Corp. — Class A	634	122,001
Kroger Co.	2,557	120,179
United Rentals, Inc.	269	119,804
Zimmer Biomet Holdings, Inc.	817	118,955
Illumina, Inc.*	619	116,056
Equifax, Inc.	480	112,944
Quanta Services, Inc.	568	111,584
West Pharmaceutical Services, Inc.	291	111,299
Kraft Heinz Co.	3,123	110,867
Gartner, Inc.*	309	108,246
Keurig Dr Pepper, Inc.	3,298	103,128
Global Payments, Inc.	1,026	101,081
Align Technology, Inc.*	279	98,666
Church & Dwight Company, Inc.	956	95,820
Cardinal Health, Inc.	997	94,286
Baxter International, Inc.	1,981	90,254
STERIS plc	389	87,517
McCormick & Company, Inc.	982	85,660
Laboratory Corporation of America Holdings	347	83,741
Insulet Corp.*	273	78,717
Hologic, Inc.*	964	78,055
Clorox Co.	484	76,975
Cooper Companies, Inc.	194	74,385
FleetCor Technologies, Inc.*	289	72,562
Molina Healthcare, Inc.*	228	68,683
Kellogg Co.	1,007	67,872
Lamb Weston Holdings, Inc.	571	65,636
Conagra Brands, Inc.	1,867	62,955
J M Smucker Co.	418	61,726
Quest Diagnostics, Inc.	439	61,706
Waters Corp.*	231	61,571
Revvity, Inc.	491	58,326
Tyson Foods, Inc. — Class A	1,118	57,063
Bunge Ltd.	590	55,667
Avery Dennison Corp.	316	54,289
Bio-Techne Corp.	616	50,284
Molson Coors Beverage Co. — Class B	735	48,392
Brown-Forman Corp. — Class B	716	47,815
Viatris, Inc.	4,695	46,856
Hormel Foods Corp.	1,134	45,609
Incyte Corp.*	725	45,131
Teleflex, Inc.	184	44,534
Charles River Laboratories International, Inc.*	200	42,050
Henry Schein, Inc.*	513	41,604
Rollins, Inc.	907	38,847
Universal Health Services, Inc. — Class B	246	38,811
MarketAxess Holdings, Inc.	147	38,429
Campbell Soup Co.	786	35,928
Dentsply Sirona, Inc.	832	33,297
Bio-Rad Laboratories, Inc. — Class A*	84	31,846
Robert Half International, Inc.	422	31,743
Catalent, Inc.*	705	30,569
DaVita, Inc.*	217	21,802
Organon & Co.	999	20,789
Total Consumer, Non-cyclical		29,364,749
Financial - 12.9%
Berkshire Hathaway, Inc. — Class B*	6,983	2,381,203
JPMorgan Chase & Co.	11,442	1,664,125
Visa, Inc. — Class A	6,336	1,504,673
Mastercard, Inc. — Class A	3,276	1,288,451
Bank of America Corp.	27,147	778,847
Wells Fargo & Co.	14,692	627,055
Prologis, Inc. REIT	3,616	443,430
Morgan Stanley	5,101	435,625
Goldman Sachs Group, Inc.	1,302	419,947
American Express Co.	2,328	405,538
BlackRock, Inc. — Class A	586	405,008
Marsh & McLennan Companies, Inc.	1,937	364,311
American Tower Corp. — Class A REIT	1,825	353,941
Citigroup, Inc.	7,623	350,963
Charles Schwab Corp.	5,819	329,821
Chubb Ltd.	1,622	312,332
Progressive Corp.	2,292	303,392
Equinix, Inc. REIT	366	286,922
Aon plc — Class A	800	276,160
CME Group, Inc. — Class A	1,408	260,888
Intercontinental Exchange, Inc.	2,192	247,871
PNC Financial Services Group, Inc.	1,563	196,860
Crown Castle, Inc. REIT	1,698	193,470
Arthur J Gallagher & Co.	839	184,219
Public Storage REIT	620	180,966
U.S. Bancorp	5,462	180,464
Capital One Financial Corp.	1,495	163,508
American International Group, Inc.	2,834	163,068
Truist Financial Corp.	5,215	158,275
Realty Income Corp. REIT	2,636	157,606
Welltower, Inc. REIT	1,946	157,412
Travelers Companies, Inc.	904	156,989
Aflac, Inc.	2,153	150,279
Simon Property Group, Inc. REIT	1,280	147,814
MetLife, Inc.	2,519	142,399
Ameriprise Financial, Inc.	408	135,521
Digital Realty Trust, Inc. REIT	1,141	129,926
Prudential Financial, Inc.	1,429	126,066
Bank of New York Mellon Corp.	2,812	125,190
VICI Properties, Inc. REIT	3,932	123,583
Discover Financial Services	994	116,149
Allstate Corp.	1,029	112,202
Arch Capital Group Ltd.*	1,458	109,131

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Financial - 12.9% (continued)
AvalonBay Communities, Inc. REIT	556	$105,234
T. Rowe Price Group, Inc.	879	98,466
SBA Communications Corp. REIT	424	98,266
CBRE Group, Inc. — Class A*	1,217	98,224
Willis Towers Watson plc	417	98,204
Weyerhaeuser Co. REIT	2,867	96,073
State Street Corp.	1,309	95,793
Equity Residential REIT	1,335	88,070
Hartford Financial Services Group, Inc.	1,215	87,504
M&T Bank Corp.	649	80,320
Extra Space Storage, Inc. REIT	529	78,742
Invitation Homes, Inc. REIT	2,276	78,294
Raymond James Financial, Inc.	747	77,516
Ventas, Inc. REIT	1,566	74,025
Alexandria Real Estate Equities, Inc. REIT	616	69,910
Fifth Third Bancorp	2,665	69,850
Mid-America Apartment Communities, Inc. REIT	457	69,400
Principal Financial Group, Inc.	884	67,043
Nasdaq, Inc.	1,326	66,101
Regions Financial Corp.	3,674	65,471
Iron Mountain, Inc. REIT	1,142	64,888
Brown & Brown, Inc.	922	63,471
Huntington Bancshares, Inc.	5,653	60,939
Northern Trust Corp.	816	60,498
Cincinnati Financial Corp.	616	59,949
Essex Property Trust, Inc. REIT	251	58,809
Everest Re Group Ltd.	168	57,433
Cboe Global Markets, Inc.	413	56,998
Synchrony Financial	1,678	56,918
UDR, Inc. REIT	1,212	52,068
Citizens Financial Group, Inc.	1,895	49,422
Kimco Realty Corp. REIT	2,427	47,860
Host Hotels & Resorts, Inc. REIT	2,785	46,872
W R Berkley Corp.	786	46,814
Camden Property Trust REIT	418	45,508
Loews Corp.	741	44,001
Healthpeak Properties, Inc. REIT	2,142	43,054
Globe Life, Inc.	348	38,148
Regency Centers Corp. REIT	603	37,247
KeyCorp	3,662	33,837
Boston Properties, Inc. REIT	559	32,193
Invesco Ltd.	1,794	30,157
Franklin Resources, Inc.	1,118	29,862
Federal Realty Investment Trust REIT	287	27,773
Assurant, Inc.	208	26,150
Comerica, Inc.	516	21,858
Zions Bancorp North America[1]	580	15,579
Lincoln National Corp.	604	15,559
Total Financial		19,637,971
Communications - 12.3%
Amazon.com, Inc.*	34,952	4,556,343
Alphabet, Inc. — Class A*	23,262	2,784,461
Meta Platforms, Inc. — Class A*	8,662	2,485,821
Alphabet, Inc. — Class C*	20,010	2,420,610
Cisco Systems, Inc.	16,037	829,754
Netflix, Inc.*	1,741	766,893
Comcast Corp. — Class A	16,286	676,683
Walt Disney Co.*	7,155	638,799
Verizon Communications, Inc.	16,461	612,185
AT&T, Inc.	27,992	446,472
Booking Holdings, Inc.*	145	391,548
T-Mobile US, Inc.*	2,255	313,220
Palo Alto Networks, Inc.*	1,185	302,779
Motorola Solutions, Inc.	657	192,685
Arista Networks, Inc.*	978	158,495
Charter Communications, Inc. — Class A*	407	149,520
Warner Bros Discovery, Inc.*	8,680	108,847
Corning, Inc.	2,996	104,980
CDW Corp.	528	96,888
eBay, Inc.	2,094	93,581
VeriSign, Inc.*	355	80,219
Omnicom Group, Inc.	781	74,312
Expedia Group, Inc.*	558	61,039
FactSet Research Systems, Inc.	150	60,098
Interpublic Group of Companies, Inc.	1,512	58,333
Match Group, Inc.*	1,090	45,616
Gen Digital, Inc.	2,227	41,311
Etsy, Inc.*	483	40,867
Juniper Networks, Inc.	1,259	39,444
Fox Corp. — Class A	1,054	35,836
F5, Inc.*	237	34,664
Paramount Global — Class B	1,985	31,581
News Corp. — Class A	1,492	29,094
Fox Corp. — Class B	535	17,061
News Corp. — Class B	460	9,071
Total Communications		18,789,110
Consumer, Cyclical - 9.1%
Tesla, Inc.*	10,549	2,761,412
Home Depot, Inc.	3,965	1,231,688
Costco Wholesale Corp.	1,736	934,628
Walmart, Inc.	5,492	863,233
McDonald's Corp.	2,859	853,154
NIKE, Inc. — Class B	4,824	532,425
Lowe's Companies, Inc.	2,335	527,010
Starbucks Corp.	4,489	444,680
TJX Companies, Inc.	4,509	382,318
Target Corp.	1,807	238,343
Ford Motor Co.	15,388	232,820
Chipotle Mexican Grill, Inc. — Class A*	108	231,012
O'Reilly Automotive, Inc.*	238	227,361
General Motors Co.	5,443	209,882
Marriott International, Inc. — Class A	1,010	185,527
AutoZone, Inc.*	72	179,522
PACCAR, Inc.	2,046	171,148
Copart, Inc.*	1,680	153,233
Yum! Brands, Inc.	1,097	151,989
Hilton Worldwide Holdings, Inc.	1,036	150,790
Ross Stores, Inc.	1,339	150,142
DR Horton, Inc.	1,215	147,853
Dollar General Corp.	858	145,671
WW Grainger, Inc.	175	138,003
Cummins, Inc.	554	135,819

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Consumer, Cyclical - 9.1% (continued)
Fastenal Co.	2,236	$131,902
Lennar Corp. — Class A	994	124,558
Delta Air Lines, Inc.	2,517	119,658
Dollar Tree, Inc.*	814	116,809
Aptiv plc*	1,059	108,113
Tractor Supply Co.	429	94,852
Genuine Parts Co.	550	93,076
Ulta Beauty, Inc.*	196	92,237
Royal Caribbean Cruises Ltd.*	861	89,320
Southwest Airlines Co.	2,330	84,369
Walgreens Boots Alliance, Inc.	2,804	79,886
Darden Restaurants, Inc.	474	79,196
NVR, Inc.*	12	76,208
Las Vegas Sands Corp.*	1,287	74,646
Carnival Corp.*	3,933	74,058
United Airlines Holdings, Inc.*	1,284	70,453
PulteGroup, Inc.	874	67,892
Best Buy Company, Inc.	762	62,446
LKQ Corp.	994	57,920
Pool Corp.	153	57,320
MGM Resorts International	1,182	51,913
CarMax, Inc.*	619	51,810
Live Nation Entertainment, Inc.*	564	51,386
Domino's Pizza, Inc.	138	46,505
American Airlines Group, Inc.*	2,556	45,855
BorgWarner, Inc.	918	44,900
Caesars Entertainment, Inc.*	843	42,968
Wynn Resorts Ltd.	405	42,772
Tapestry, Inc.	908	38,862
Norwegian Cruise Line Holdings Ltd.*	1,661	36,160
Bath & Body Works, Inc.	896	33,600
Hasbro, Inc.	510	33,033
Whirlpool Corp.	214	31,841
Alaska Air Group, Inc.*	501	26,643
VF Corp.	1,294	24,703
Ralph Lauren Corp. — Class A	161	19,851
Advance Auto Parts, Inc.	233	16,380
Newell Brands, Inc.	1,475	12,833
Total Consumer, Cyclical		13,786,597
Industrial - 7.4%
Raytheon Technologies Corp.	5,721	560,429
Honeywell International, Inc.	2,606	540,745
United Parcel Service, Inc. — Class B	2,838	508,711
Caterpillar, Inc.	2,018	496,529
Union Pacific Corp.	2,387	488,428
General Electric Co.	4,264	468,401
Boeing Co.*	2,214	467,508
Deere & Co.	1,056	427,881
Lockheed Martin Corp.	883	406,516
Eaton Corporation plc	1,561	313,917
CSX Corp.	7,960	271,436
Illinois Tool Works, Inc.	1,083	270,923
Northrop Grumman Corp.	559	254,792
Waste Management, Inc.	1,450	251,459
FedEx Corp.	905	224,349
3M Co.	2,160	216,194
Emerson Electric Co.	2,238	202,293
Norfolk Southern Corp.	891	202,043
Amphenol Corp. — Class A	2,331	198,018
Parker-Hannifin Corp.	502	195,800
General Dynamics Corp.	881	189,547
Johnson Controls International plc	2,686	183,024
TransDigm Group, Inc.	204	182,411
TE Connectivity Ltd.	1,234	172,957
Trane Technologies plc	893	170,795
Carrier Global Corp.	3,269	162,502
Rockwell Automation, Inc.	450	148,252
AMETEK, Inc.	902	146,016
L3Harris Technologies, Inc.	742	145,261
Otis Worldwide Corp.	1,618	144,018
Agilent Technologies, Inc.	1,158	139,250
Old Dominion Freight Line, Inc.	352	130,152
Republic Services, Inc. — Class A	805	123,302
Vulcan Materials Co.	521	117,454
Keysight Technologies, Inc.*	698	116,880
Mettler-Toledo International, Inc.*	86	112,801
Martin Marietta Materials, Inc.	243	112,191
Xylem, Inc.	937	105,525
Ingersoll Rand, Inc.	1,584	103,530
Fortive Corp.	1,384	103,482
Dover Corp.	548	80,912
Westinghouse Air Brake Technologies Corp.	704	77,208
Teledyne Technologies, Inc.*	184	75,644
Expeditors International of Washington, Inc.	598	72,436
Ball Corp.	1,232	71,715
Howmet Aerospace, Inc.	1,440	71,367
IDEX Corp.	296	63,717
Garmin Ltd.	599	62,470
Snap-on, Inc.	207	59,655
Jacobs Solutions, Inc.	497	59,088
J.B. Hunt Transport Services, Inc.	325	58,835
Amcor plc	5,761	57,495
Stanley Black & Decker, Inc.	600	56,226
Axon Enterprise, Inc.*	275	53,658
Textron, Inc.	790	53,428
Nordson Corp.	211	52,366
Trimble, Inc.*	970	51,352
Masco Corp.	881	50,552
Packaging Corporation of America	352	46,520
CH Robinson Worldwide, Inc.	456	43,024
Pentair plc	646	41,732
Allegion plc	344	41,287
Generac Holdings, Inc.*	244	36,387
A O Smith Corp.	488	35,517
Huntington Ingalls Industries, Inc.	156	35,506
Westrock Co.	1,003	29,157
Sealed Air Corp.	565	22,600
Mohawk Industries, Inc.*	207	21,354
Total Industrial		11,256,930
Energy - 4.1%
Exxon Mobil Corp.	15,830	1,697,768
Chevron Corp.	6,824	1,073,756

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Energy - 4.1% (continued)
ConocoPhillips	4,738	$490,904
Schlumberger N.V.	5,581	274,139
EOG Resources, Inc.	2,290	262,068
Marathon Petroleum Corp.	1,661	193,673
Pioneer Natural Resources Co.	915	189,570
Phillips 66	1,797	171,398
Valero Energy Corp.	1,416	166,097
Occidental Petroleum Corp.	2,813	165,404
Williams Companies, Inc.	4,770	155,645
Hess Corp.	1,082	147,098
Kinder Morgan, Inc.	7,722	132,973
Baker Hughes Co.	3,964	125,302
Devon Energy Corp.	2,513	121,478
Halliburton Co.	3,533	116,553
ONEOK, Inc.	1,752	108,133
Diamondback Energy, Inc.	709	93,134
Enphase Energy, Inc.*	537	89,937
Coterra Energy, Inc. — Class A	2,966	75,040
First Solar, Inc.*	389	73,945
Targa Resources Corp.	885	67,349
SolarEdge Technologies, Inc.*	221	59,460
Equities Corp.	1,416	58,240
Marathon Oil Corp.	2,418	55,662
APA Corp.	1,208	41,277
Total Energy		6,206,003
Utilities - 2.5%
NextEra Energy, Inc.	7,923	587,887
Southern Co.	4,270	299,968
Duke Energy Corp.	3,018	270,835
Sempra Energy	1,232	179,367
American Electric Power Company, Inc.	2,016	169,747
Dominion Energy, Inc.	3,273	169,509
Exelon Corp.	3,894	158,642
Xcel Energy, Inc.	2,155	133,976
Consolidated Edison, Inc.	1,357	122,673
Public Service Enterprise Group, Inc.	1,954	122,340
Constellation Energy Corp.	1,270	116,268
PG&E Corp.*	6,330	109,382
WEC Energy Group, Inc.	1,235	108,976
American Water Works Company, Inc.	762	108,776
Edison International	1,500	104,175
Eversource Energy	1,366	96,877
DTE Energy Co.	807	88,786
Ameren Corp.	1,028	83,957
FirstEnergy Corp.	2,131	82,853
Entergy Corp.	828	80,622
PPL Corp.	2,886	76,364
CenterPoint Energy, Inc.	2,471	72,030
CMS Energy Corp.	1,142	67,092
Atmos Energy Corp.	566	65,848
AES Corp.	2,621	54,333
Evergy, Inc.	899	52,520
Alliant Energy Corp.	984	51,640
NiSource, Inc.	1,617	44,225
Pinnacle West Capital Corp.	443	36,087
NRG Energy, Inc.	901	33,688
Total Utilities		3,749,443
Linde plc	1,917	730,530
Air Products and Chemicals, Inc.	870	260,591
Sherwin-Williams Co.	919	244,013
Freeport-McMoRan, Inc.	5,612	224,480
Ecolab, Inc.	970	181,089
Nucor Corp.	984	161,356
Dow, Inc.	2,770	147,530
PPG Industries, Inc.	922	136,733
Newmont Corp.	3,112	132,758
DuPont de Nemours, Inc.	1,797	128,378
Albemarle Corp.	459	102,398
LyondellBasell Industries N.V. — Class A	993	91,187
International Flavors & Fragrances, Inc.	999	79,510
Steel Dynamics, Inc.	629	68,517
CF Industries Holdings, Inc.	763	52,968
FMC Corp.	490	51,127
Mosaic Co.	1,300	45,500
Celanese Corp. — Class A	392	45,394
International Paper Co.	1,359	43,230
Eastman Chemical Co.	467	39,097
Total Basic Materials		2,966,386
Total Common Stocks
(Cost $104,284,982)		145,509,122

	Face Amount
U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
5.10% due 08/03/23[2,3]	$300,000	298,679
5.00% due 08/03/23[2,3]	200,000	199,119
5.11% due 07/18/23[3]	69,000	68,856
Total U.S. Treasury Bills
(Cost $566,511)		566,654

REPURCHASE AGREEMENTS††,4 - 4.2%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	3,492,286	3,492,286
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	1,536,430	1,536,430
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	1,396,755	1,396,755
Total Repurchase Agreements
(Cost $6,425,471)		6,425,471

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 0.0%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[6]	12,180	$12,180
Total Securities Lending Collateral
(Cost $12,180)		12,180
Total Investments - 100.2%
(Cost $111,289,144)		$152,513,427
Other Assets & Liabilities, net - (0.2)%		(275,155)
Total Net Assets - 100.0%		$152,238,272

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.51% (SOFR + 0.45%)	At Maturity	09/20/23	499	$2,222,904	$60,717
Goldman Sachs International	S&P 500 Index	Pay	5.57% (Federal Funds Rate + 0.50%)	At Maturity	09/21/23	703	3,130,700	49,367
BNP Paribas	S&P 500 Index	Pay	5.67% (Federal Funds Rate + 0.60%)	At Maturity	09/21/23	305	1,359,027	21,975
							$6,712,631	$132,059

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$145,509,122	$—	$—	$145,509,122
U.S. Treasury Bills	—	566,654	—	566,654
Repurchase Agreements	—	6,425,471	—	6,425,471
Securities Lending Collateral	12,180	—	—	12,180
Equity Index Swap Agreements**	—	132,059	—	132,059
Total Assets	$145,521,302	$7,124,184	$—	$152,645,486

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
Energy - 28.7%
Targa Resources Corp.	11,207	$852,853
Coterra Energy, Inc. — Class A	32,061	811,143
Equities Corp.	19,468	800,719
Diamondback Energy, Inc.	5,988	786,584
APA Corp.	18,517	632,726
Pioneer Natural Resources Co.	3,019	625,476
ConocoPhillips	5,864	607,569
ONEOK, Inc.	8,487	523,817
Occidental Petroleum Corp.	8,666	509,561
Hess Corp.	3,706	503,831
EOG Resources, Inc.	4,303	492,435
Marathon Oil Corp.	21,197	487,955
Exxon Mobil Corp.	4,376	469,326
Chevron Corp.	2,643	415,876
Enphase Energy, Inc.*	2,369	396,760
Devon Energy Corp.	7,933	383,481
Williams Companies, Inc.	10,713	349,565
SolarEdge Technologies, Inc.*	1,149	309,139
Total Energy		9,958,816
Consumer, Non-cyclical - 24.7%
Vertex Pharmaceuticals, Inc.*	2,381	837,897
Regeneron Pharmaceuticals, Inc.*	946	679,739
Molina Healthcare, Inc.*	1,605	483,490
Quanta Services, Inc.	2,357	463,033
Eli Lilly & Co.	972	455,848
Monster Beverage Corp.*	7,473	429,249
Elevance Health, Inc.	885	393,197
Danaher Corp.	1,481	355,440
Hologic, Inc.*	4,332	350,762
Rollins, Inc.	8,005	342,854
Insulet Corp.*	1,184	341,395
AbbVie, Inc.	2,490	335,478
Pfizer, Inc.	8,982	329,460
Merck & Company, Inc.	2,793	322,284
Incyte Corp.*	5,176	322,206
Hershey Co.	1,234	308,130
Bristol-Myers Squibb Co.	4,801	307,024
Moderna, Inc.*	2,506	304,479
UnitedHealth Group, Inc.	561	269,639
Thermo Fisher Scientific, Inc.	507	264,527
Dexcom, Inc.*	2,009	258,177
Gilead Sciences, Inc.	2,857	220,189
Amgen, Inc.	941	208,921
Total Consumer, Non-cyclical		8,583,418
Technology - 12.5%
KLA Corp.	1,314	637,316
Fortinet, Inc.*	7,350	555,587
Lam Research Corp.	792	509,145
Apple, Inc.	2,494	483,761
Monolithic Power Systems, Inc.	841	454,333
ON Semiconductor Corp.*	4,418	417,855
PTC, Inc.*	2,669	379,799
Fair Isaac Corp.*	446	360,908
Jack Henry & Associates, Inc.	1,614	270,070
QUALCOMM, Inc.	2,253	268,197
Total Technology		4,336,971
Basic Materials - 11.0%
Nucor Corp.	5,740	941,245
Steel Dynamics, Inc.	8,292	903,248
Mosaic Co.	18,552	649,320
CF Industries Holdings, Inc.	8,230	571,327
Freeport-McMoRan, Inc.	8,025	321,000
FMC Corp.	2,238	233,513
Albemarle Corp.	884	197,211
Total Basic Materials		3,816,864
Consumer, Cyclical - 8.2%
O'Reilly Automotive, Inc.*	630	601,839
AutoZone, Inc.*	220	548,539
WW Grainger, Inc.	613	483,405
Tractor Supply Co.	1,696	374,986
Dollar Tree, Inc.*	2,134	306,229
Ulta Beauty, Inc.*	598	281,416
Dollar General Corp.	1,453	246,690
Total Consumer, Cyclical		2,843,104
Industrial - 4.8%
Expeditors International of Washington, Inc.	4,773	578,154
Axon Enterprise, Inc.*	2,421	472,386
Deere & Co.	755	305,918
J.B. Hunt Transport Services, Inc.	1,677	303,587
Total Industrial		1,660,045
Financial - 4.8%
Arch Capital Group Ltd.*	6,339	474,474
Raymond James Financial, Inc.	3,222	334,347
Progressive Corp.	2,228	294,920
W R Berkley Corp.	4,950	294,822
Ameriprise Financial, Inc.	754	250,449
Total Financial		1,649,012
Communications - 2.8%
Palo Alto Networks, Inc.*	2,282	583,074
Arista Networks, Inc.*	2,504	405,798
Total Communications		988,872
Utilities - 1.9%
PG&E Corp.*	38,865	671,587
Total Common Stocks
(Cost $31,250,414)		34,508,689

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$104,363	104,363
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	45,914	45,914
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	41,740	41,740
Total Repurchase Agreements
(Cost $192,017)		192,017
Total Investments - 100.0%
(Cost $31,442,431)		$34,700,706
Other Assets & Liabilities, net - 0.0%		(11,592)
Total Net Assets - 100.0%		$34,689,114

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,508,689	$—	$—	$34,508,689
Repurchase Agreements	—	192,017	—	192,017
Total Assets	$34,508,689	$192,017	$—	$34,700,706

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 25.7%
General Motors Co.	9,641	$371,757
CarMax, Inc.*	4,302	360,077
PulteGroup, Inc.	4,630	359,658
Ford Motor Co.	22,990	347,839
Lennar Corp. — Class A	2,311	289,592
United Airlines Holdings, Inc.*	4,468	245,159
Walgreens Boots Alliance, Inc.	8,188	233,276
Whirlpool Corp.	1,508	224,375
Best Buy Company, Inc.	2,520	206,514
BorgWarner, Inc.	4,143	202,634
American Airlines Group, Inc.*	10,212	183,203
Alaska Air Group, Inc.*	3,327	176,930
Delta Air Lines, Inc.	3,420	162,587
Newell Brands, Inc.	15,429	134,232
Southwest Airlines Co.	1,955	70,791
Total Consumer, Cyclical		3,568,624
Financial - 20.9%
Citigroup, Inc.	6,215	286,139
Capital One Financial Corp.	2,248	245,864
Berkshire Hathaway, Inc. — Class B*	677	230,857
Invesco Ltd.	11,512	193,517
Loews Corp.	3,256	193,341
American International Group, Inc.	3,039	174,864
Assurant, Inc.	1,121	140,932
Franklin Resources, Inc.	4,821	128,769
Bank of New York Mellon Corp.	2,767	123,187
Wells Fargo & Co.	2,528	107,895
Lincoln National Corp.	4,168	107,368
Synchrony Financial	2,792	94,704
State Street Corp.	1,293	94,622
Citizens Financial Group, Inc.	3,524	91,906
Prudential Financial, Inc.	1,001	88,308
CBRE Group, Inc. — Class A*	1,062	85,714
Hartford Financial Services Group, Inc.	1,140	82,103
Goldman Sachs Group, Inc.	249	80,312
Allstate Corp.	718	78,291
Truist Financial Corp.	2,533	76,876
Bank of America Corp.	2,482	71,208
MetLife, Inc.	1,071	60,544
M&T Bank Corp.	464	57,425
Total Financial		2,894,746
Consumer, Non-cyclical - 15.7%
Viatris, Inc.	25,815	257,634
Molson Coors Beverage Co. — Class B	3,585	236,036
Kroger Co.	4,995	234,765
Tyson Foods, Inc. — Class A	4,341	221,565
AmerisourceBergen Corp. — Class A	1,112	213,982
Cardinal Health, Inc.	2,077	196,422
Centene Corp.*	2,834	191,153
Universal Health Services, Inc. — Class B	1,135	179,069
CVS Health Corp.	2,122	146,694
Kraft Heinz Co.	3,332	118,286
DaVita, Inc.*	1,058	106,297
Global Payments, Inc.	748	73,693
Total Consumer, Non-cyclical		2,175,596
Technology - 8.9%
Western Digital Corp.*	6,832	259,138
DXC Technology Co.*	9,270	247,694
Hewlett Packard Enterprise Co.	14,186	238,325
Intel Corp.	3,945	131,921
Fidelity National Information Services, Inc.	2,252	123,184
Micron Technology, Inc.	1,907	120,351
HP, Inc.	3,832	117,681
Total Technology		1,238,294
Communications - 8.5%
Paramount Global — Class B	24,229	385,483
Warner Bros Discovery, Inc.*	23,724	297,499
AT&T, Inc.	9,666	154,173
News Corp. — Class A	5,311	103,565
Verizon Communications, Inc.	2,376	88,363
Fox Corp. — Class A	2,288	77,792
Fox Corp. — Class B	1,054	33,612
News Corp. — Class B	1,645	32,439
Total Communications		1,172,926
Industrial - 7.7%
Mohawk Industries, Inc.*	3,004	309,893
FedEx Corp.	1,130	280,127
Westrock Co.	9,492	275,932
Stanley Black & Decker, Inc.	2,147	201,195
Total Industrial		1,067,147
Basic Materials - 5.8%
LyondellBasell Industries N.V. — Class A	2,182	200,373
International Paper Co.	5,499	174,923
Dow, Inc.	3,135	166,970
Eastman Chemical Co.	1,196	100,129
Celanese Corp. — Class A	767	88,819
DuPont de Nemours, Inc.	1,065	76,084
Total Basic Materials		807,298
Energy - 4.4%
Phillips 66	2,907	277,270
Valero Energy Corp.	2,198	257,825
Kinder Morgan, Inc.	4,315	74,304
Total Energy		609,399
Utilities - 1.9%
Exelon Corp.	2,508	102,176
Pinnacle West Capital Corp.	1,074	87,488
Evergy, Inc.	1,161	67,826
Total Utilities		257,490
Total Common Stocks
(Cost $11,745,236)		13,791,520

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$56,267	$56,267
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	24,754	24,754
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	22,504	22,504
Total Repurchase Agreements
(Cost $103,525)		103,525
Total Investments - 100.2%
(Cost $11,848,761)		$13,895,045
Other Assets & Liabilities, net - (0.2)%		(32,254)
Total Net Assets - 100.0%		$13,862,791

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,791,520	$—	$—	$13,791,520
Repurchase Agreements	—	103,525	—	103,525
Total Assets	$13,791,520	$103,525	$—	$13,895,045

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 23.6%
Celsius Holdings, Inc.*	5,085	$758,631
Shockwave Medical, Inc.*	2,515	717,806
Avis Budget Group, Inc.*	1,933	442,019
Neurocrine Biosciences, Inc.*	4,363	411,431
Grand Canyon Education, Inc.*	3,778	389,927
Lantheus Holdings, Inc.*	4,424	371,262
Halozyme Therapeutics, Inc.*	10,279	370,764
Darling Ingredients, Inc.*	5,683	362,519
Medpace Holdings, Inc.*	1,490	357,853
Inari Medical, Inc.*	5,433	315,875
Option Care Health, Inc.*	8,937	290,363
FTI Consulting, Inc.*	1,381	262,666
Jazz Pharmaceuticals plc*	1,915	237,403
Exelixis, Inc.*	11,468	219,153
WEX, Inc.*	1,179	214,661
Lancaster Colony Corp.	1,059	212,954
H&R Block, Inc.	6,452	205,625
Service Corporation International	3,011	194,481
Repligen Corp.*	1,242	175,693
Paylocity Holding Corp.*	934	172,351
United Therapeutics Corp.*	731	161,368
HealthEquity, Inc.*	2,541	160,439
Total Consumer, Non-cyclical		7,005,244
Energy - 19.2%
PBF Energy, Inc. — Class A	19,973	817,695
PDC Energy, Inc.	10,014	712,396
Range Resources Corp.	22,600	664,440
Matador Resources Co.	10,755	562,702
Southwestern Energy Co.*	86,316	518,759
CNX Resources Corp.*	28,479	504,648
Antero Resources Corp.*	21,270	489,848
Murphy Oil Corp.	10,609	406,325
DT Midstream, Inc.	8,062	399,633
Valaris Ltd.*	6,179	388,844
NOV, Inc.	14,300	229,372
Total Energy		5,694,662
Industrial - 18.2%
Builders FirstSource, Inc.*	7,472	1,016,192
Louisiana-Pacific Corp.	7,436	557,551
UFP Industries, Inc.	5,210	505,630
Landstar System, Inc.	2,283	439,569
Simpson Manufacturing Company, Inc.	2,776	384,476
Clean Harbors, Inc.*	2,305	379,011
Belden, Inc.	3,221	308,089
Valmont Industries, Inc.	1,038	302,110
EMCOR Group, Inc.	1,585	292,876
BWX Technologies, Inc.	3,893	278,622
Eagle Materials, Inc.	1,466	273,292
Silgan Holdings, Inc.	5,602	262,678
Carlisle Companies, Inc.	975	250,117
Toro Co.	1,677	170,467
Total Industrial		5,420,680
Consumer, Cyclical - 10.1%
Murphy USA, Inc.	2,068	643,376
Casey's General Stores, Inc.	1,672	407,767
Tempur Sealy International, Inc.	9,165	367,242
Wingstop, Inc.	1,561	312,450
Texas Roadhouse, Inc. — Class A	2,780	312,138
Deckers Outdoor Corp.*	582	307,098
Crocs, Inc.*	2,187	245,906
FirstCash Holdings, Inc.	2,349	219,232
Visteon Corp.*	1,247	179,082
Total Consumer, Cyclical		2,994,291
Financial - 10.0%
Kinsale Capital Group, Inc.	2,013	753,265
Annaly Capital Management, Inc. REIT	35,037	701,090
RLI Corp.	3,681	502,346
Jefferies Financial Group, Inc.	12,531	415,653
SLM Corp.	24,238	395,564
Selective Insurance Group, Inc.	2,040	195,738
Total Financial		2,963,656
Basic Materials - 6.2%
Reliance Steel & Aluminum Co.	2,163	587,449
Westlake Corp.	4,591	548,487
Olin Corp.	5,038	258,903
Cabot Corp.	3,525	235,787
MP Materials Corp.*,1	10,021	229,280
Total Basic Materials		1,859,906
Technology - 5.8%
Amkor Technology, Inc.	16,351	486,442
Cirrus Logic, Inc.*	3,793	307,271
Dropbox, Inc. — Class A*	10,493	279,848
KBR, Inc.	3,876	252,172
ExlService Holdings, Inc.*	1,612	243,509
Concentrix Corp.	2,102	169,737
Total Technology		1,738,979
Communications - 3.6%
Nexstar Media Group, Inc. — Class A	2,905	483,828
World Wrestling Entertainment, Inc. — Class A	4,068	441,256
Calix, Inc.*	3,086	154,022
Total Communications		1,079,106
Utilities - 2.7%
Essential Utilities, Inc.	7,584	302,677
ONE Gas, Inc.	3,481	267,376
OGE Energy Corp.	6,872	246,774
Total Utilities		816,827
Total Common Stocks
(Cost $24,838,128)		29,573,351

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$76,567	76,567
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	33,685	33,685
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	30,623	30,623
Total Repurchase Agreements
(Cost $140,875)		140,875

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[4]	168,942	$168,942
Total Securities Lending Collateral
(Cost $168,942)		$168,942
Total Investments - 100.5%
(Cost $25,147,945)		$29,883,168
Other Assets & Liabilities, net - (0.5)%		(159,159)
Total Net Assets - 100.0%		$29,724,009

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,573,351	$—	$—	$29,573,351
Repurchase Agreements	—	140,875	—	140,875
Securities Lending Collateral	168,942	—	—	168,942
Total Assets	$29,742,293	$140,875	$—	$29,883,168

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 37.5%
Taylor Morrison Home Corp. — Class A*	16,690	$813,971
KB Home	15,450	798,920
Goodyear Tire & Rubber Co.*	57,539	787,133
Lithia Motors, Inc. — Class A	1,848	561,995
Thor Industries, Inc.	5,167	534,785
JetBlue Airways Corp.*	59,415	526,417
Toll Brothers, Inc.	6,390	505,257
PVH Corp.	5,893	500,728
Kohl's Corp.	18,015	415,246
Adient plc*	8,666	332,081
Nordstrom, Inc.[1]	13,585	278,085
Univar Solutions, Inc.*	7,646	274,033
Foot Locker, Inc.	9,836	266,654
Macy's, Inc.	15,479	248,438
Lear Corp.	1,587	227,814
Gap, Inc.	20,940	186,994
Topgolf Callaway Brands Corp.*	8,193	162,631
Skechers USA, Inc. — Class A*	2,412	127,016
Total Consumer, Cyclical		7,548,198
Financial - 18.5%
Brighthouse Financial, Inc.*	9,897	468,623
Unum Group	6,690	319,113
Park Hotels & Resorts, Inc. REIT	24,662	316,167
New York Community Bancorp, Inc.	26,418	296,938
Jones Lang LaSalle, Inc.*	1,395	217,341
First American Financial Corp.	3,742	213,369
MGIC Investment Corp.	11,393	179,896
Old Republic International Corp.	6,735	169,520
Janus Henderson Group plc	6,183	168,487
Vornado Realty Trust REIT	8,685	157,546
Essent Group Ltd.	3,116	145,829
Cousins Properties, Inc. REIT	5,909	134,725
CNO Financial Group, Inc.	5,326	126,066
Kemper Corp.	2,528	122,001
Medical Properties Trust, Inc. REIT[1]	12,871	119,185
Reinsurance Group of America, Inc. — Class A	799	110,813
Starwood Property Trust, Inc. REIT	5,525	107,185
FNB Corp.	9,107	104,184
Sabra Health Care REIT, Inc.	7,611	89,582
Kilroy Realty Corp. REIT	2,915	87,712
Associated Banc-Corp.	5,098	82,741
Total Financial		3,737,023
Industrial - 16.6%
Arrow Electronics, Inc.*	3,862	553,154
Avnet, Inc.	10,726	541,127
XPO, Inc.*	8,710	513,890
Jabil, Inc.	3,747	404,414
TD SYNNEX Corp.	4,049	380,606
Ryder System, Inc.	3,566	302,361
Coherent Corp.*	3,772	192,297
Greif, Inc. — Class A	2,498	172,087
Fluor Corp.*	5,363	158,745
Vishay Intertechnology, Inc.	4,458	131,065
Total Industrial		3,349,746
Tenet Healthcare Corp.*	6,032	490,884
Syneos Health, Inc.*	7,720	325,321
Enovis Corp.*	4,846	310,725
ManpowerGroup, Inc.	3,896	309,342
Graham Holdings Co. — Class B	473	270,310
Pilgrim's Pride Corp.*	11,596	249,198
GXO Logistics, Inc.*	3,424	215,096
Patterson Companies, Inc.	6,306	209,738
Perrigo Company plc	5,585	189,611
Hertz Global Holdings, Inc.*	6,132	112,767
Post Holdings, Inc.*	1,244	107,793
Total Consumer, Non-cyclical		2,790,785
Basic Materials - 6.6%
United States Steel Corp.	22,994	575,080
Cleveland-Cliffs, Inc.*	28,484	477,392
Avient Corp.	4,569	186,872
Alcoa Corp.	2,779	94,291
Total Basic Materials		1,333,635
Technology - 4.9%
Xerox Holdings Corp.	21,594	321,535
NCR Corp.*	10,751	270,925
Kyndryl Holdings, Inc.*	17,243	228,987
MKS Instruments, Inc.	1,463	158,150
Total Technology		979,597
Utilities - 1.1%
UGI Corp.	4,200	113,274
Southwest Gas Holdings, Inc.	1,739	110,687
Total Utilities		223,961
Communications - 0.4%
Frontier Communications Parent, Inc.*	4,460	83,135
Total Common Stocks
(Cost $18,298,570)		20,046,080

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$64,186	64,186
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	28,239	28,239
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	25,671	25,671
Total Repurchase Agreements
(Cost $118,096)		118,096

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[4]	296,777	296,777
Total Securities Lending Collateral
(Cost $296,777)		296,777
Total Investments - 101.6%
(Cost $18,713,443)		$20,460,953
Other Assets & Liabilities, net - (1.6)%		(313,277)
Total Net Assets - 100.0%		$20,147,676

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,046,080	$—	$—	$20,046,080
Repurchase Agreements	—	118,096	—	118,096
Securities Lending Collateral	296,777	—	—	296,777
Total Assets	$20,342,857	$118,096	$—	$20,460,953

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 24.6%
elf Beauty, Inc.*	731	$83,502
Vir Biotechnology, Inc.*	3,235	79,354
Amphastar Pharmaceuticals, Inc.*	1,189	68,332
Cross Country Healthcare, Inc.*	2,339	65,679
Dynavax Technologies Corp.*	4,704	60,776
iTeos Therapeutics, Inc.*	4,505	59,646
UFP Technologies, Inc.*	292	56,604
Catalyst Pharmaceuticals, Inc.*	3,926	52,765
AMN Healthcare Services, Inc.*	481	52,487
Cytokinetics, Inc.*	1,366	44,559
Ensign Group, Inc.	445	42,480
Adtalem Global Education, Inc.*	1,180	40,521
Cal-Maine Foods, Inc.	856	38,520
MGP Ingredients, Inc.	357	37,942
Simply Good Foods Co.*	1,033	37,798
Zynex, Inc.*	3,863	37,046
Innoviva, Inc.*	2,863	36,446
REGENXBIO, Inc.*	1,668	33,343
Corcept Therapeutics, Inc.*	1,467	32,641
Stride, Inc.*	824	30,677
Supernus Pharmaceuticals, Inc.*	844	25,371
Tootsie Roll Industries, Inc.	683	24,185
Hostess Brands, Inc.*	845	21,395
Arcus Biosciences, Inc.*	1,002	20,351
Medifast, Inc.	216	19,907
AdaptHealth Corp.*	1,565	19,046
Collegium Pharmaceutical, Inc.*	846	18,181
uniQure N.V.*	1,481	16,972
Xencor, Inc.*	675	16,855
Addus HomeCare Corp.*	180	16,686
Pacira BioSciences, Inc.*	371	14,866
Ligand Pharmaceuticals, Inc.*,††	107	—
Ligand Pharmaceuticals, Inc.*,††	107	—
Total Consumer, Non-cyclical		1,204,933
Industrial - 20.4%
Encore Wire Corp.	427	79,392
Matson, Inc.	924	71,823
Dorian LPG Ltd.	2,764	70,897
Boise Cascade Co.	784	70,834
Advanced Energy Industries, Inc.	593	66,090
Mueller Industries, Inc.	725	63,278
PGT Innovations, Inc.*	2,034	59,291
Comfort Systems USA, Inc.	360	59,112
AAON, Inc.	434	41,148
Marten Transport Ltd.	1,779	38,248
Forward Air Corp.	337	35,759
Fabrinet*	266	34,548
Myers Industries, Inc.	1,640	31,865
EnPro Industries, Inc.	231	30,846
Lindsay Corp.	258	30,789
Badger Meter, Inc.	194	28,627
Applied Industrial Technologies, Inc.	189	27,373
Plexus Corp.*	260	25,542
Franklin Electric Company, Inc.	243	25,005
CTS Corp.	531	22,636
NV5 Global, Inc.*	204	22,597
Hillenbrand, Inc.	440	22,563
AeroVironment, Inc.*	216	22,093
Aerojet Rocketdyne Holdings, Inc.*	343	18,820
Total Industrial		999,176
Technology - 16.4%
Axcelis Technologies, Inc.*	858	157,297
Rambus, Inc.*	1,443	92,597
DoubleVerify Holdings, Inc.*	1,696	66,008
Photronics, Inc.*	2,461	63,469
Kulicke & Soffa Industries, Inc.	957	56,894
Verra Mobility Corp.*	2,182	43,029
Alpha & Omega Semiconductor Ltd.*	1,182	38,770
Onto Innovation, Inc.*	327	38,086
Diodes, Inc.*	313	28,949
Progress Software Corp.	493	28,643
Veeco Instruments, Inc.*	1,044	26,810
SPS Commerce, Inc.*	131	25,160
Digi International, Inc.*	631	24,855
Agilysys, Inc.*	333	22,857
Privia Health Group, Inc.*	862	22,507
MaxLinear, Inc. — Class A*	572	18,052
NextGen Healthcare, Inc.*	1,036	16,804
Veradigm, Inc.*	1,286	16,204
NetScout Systems, Inc.*	510	15,785
Total Technology		802,776
Financial - 13.4%
Mr Cooper Group, Inc.*	1,448	73,327
ARMOUR Residential REIT, Inc.	12,366	65,911
StoneX Group, Inc.*	628	52,174
St. Joe Co.	953	46,068
OFG Bancorp	1,711	44,623
Piper Sandler Cos.	286	36,968
Palomar Holdings, Inc.*	633	36,739
First BanCorp	2,653	32,420
Avantax, Inc.*	1,341	30,012
BancFirst Corp.	299	27,508
Marcus & Millichap, Inc.	863	27,193
Bancorp, Inc.*	684	22,333
Hanmi Financial Corp.	1,464	21,857
City Holding Co.	242	21,778
Stellar Bancorp, Inc.	931	21,311
Preferred Bank/Los Angeles CA	366	20,126
NBT Bancorp, Inc.	574	18,282
Dime Community Bancshares, Inc.	882	15,550
ServisFirst Bancshares, Inc.	299	12,235
Banner Corp.	265	11,572
Heritage Financial Corp.	647	10,462
CVB Financial Corp.	637	8,459
Total Financial		656,908
Energy - 9.0%
Civitas Resources, Inc.	1,144	79,359
REX American Resources Corp.*	2,184	76,025
Comstock Resources, Inc.	6,519	75,612
SM Energy Co.	2,004	63,387
Northern Oil and Gas, Inc.	1,538	52,784
Vital Energy, Inc.*	1,147	51,787
CONSOL Energy, Inc.	348	23,598

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 9.0% (continued)
RPC, Inc.	2,378	$17,002
Total Energy		439,554
Consumer, Cyclical - 8.4%
Green Brick Partners, Inc.*	2,122	120,530
XPEL, Inc.*	612	51,543
Jack in the Box, Inc.	516	50,325
Cavco Industries, Inc.*	153	45,135
Monarch Casino & Resort, Inc.	623	43,890
Sun Country Airlines Holdings, Inc.*	1,668	37,497
Titan International, Inc.*	2,906	33,361
Ethan Allen Interiors, Inc.	1,012	28,619
Total Consumer, Cyclical		410,900
Communications - 3.7%
Cars.com, Inc.*	2,254	44,674
Harmonic, Inc.*	2,355	38,080
ATN International, Inc.	873	31,952
Clearfield, Inc.*	634	30,020
Extreme Networks, Inc.*	914	23,810
A10 Networks, Inc.	1,052	15,349
Total Communications		183,885
Basic Materials - 3.2%
Hawkins, Inc.	1,124	53,604
Kaiser Aluminum Corp.	485	34,745
Innospec, Inc.	236	23,704
Livent Corp.*	840	23,041
American Vanguard Corp.	1,253	22,391
Total Basic Materials		157,485
Utilities - 0.8%
Unitil Corp.	386	19,574
SJW Group	275	19,280
Total Utilities		38,854
Total Common Stocks
(Cost $3,855,873)		4,894,471

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$27,520	27,520
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	12,107	12,107
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	11,007	11,007
Total Repurchase Agreements
(Cost $50,634)		50,634

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	15,279	15,279
Total Securities Lending Collateral
(Cost $15,279)		15,279
Total Investments - 101.2%
(Cost $3,921,786)		$4,960,384
Other Assets & Liabilities, net - (1.2)%		(59,990)
Total Net Assets - 100.0%		$4,900,394

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,894,471	$—	*	$—	$4,894,471
Repurchase Agreements	—	50,634		—	50,634
Securities Lending Collateral	15,279	—		—	15,279
Total Assets	$4,909,750	$50,634		$—	$4,960,384

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Cyclical - 37.5%
SkyWest, Inc.*	5,213	$212,273
M/I Homes, Inc.*	2,112	184,145
G-III Apparel Group Ltd.*	6,657	128,280
Tri Pointe Homes, Inc.*	3,810	125,197
Century Communities, Inc.	1,630	124,891
MDC Holdings, Inc.	2,228	104,204
America's Car-Mart, Inc.*	968	96,587
Meritage Homes Corp.	622	88,492
Patrick Industries, Inc.	1,038	83,040
Group 1 Automotive, Inc.	317	81,818
Abercrombie & Fitch Co. — Class A*	2,120	79,882
Wolverine World Wide, Inc.	5,240	76,975
MarineMax, Inc.*	2,213	75,596
Dana, Inc.	4,207	71,519
ScanSource, Inc.*	2,336	69,052
Resideo Technologies, Inc.*	3,869	68,327
ODP Corp.*	1,099	51,455
Sonic Automotive, Inc. — Class A	997	47,527
GMS, Inc.*	660	45,672
La-Z-Boy, Inc.	1,500	42,960
Caleres, Inc.	1,790	42,835
Veritiv Corp.	305	38,311
Allegiant Travel Co. — Class A*	288	36,369
Hanesbrands, Inc.	7,772	35,285
Designer Brands, Inc. — Class A	3,443	34,774
MillerKnoll, Inc.	2,218	32,782
Sally Beauty Holdings, Inc.*	2,651	32,740
Urban Outfitters, Inc.*	976	32,335
American Axle & Manufacturing Holdings, Inc.*	3,869	31,997
Signet Jewelers Ltd.	460	30,020
Shoe Carnival, Inc.	1,240	29,115
OPENLANE, Inc.*	1,882	28,644
Chico's FAS, Inc.*	4,663	24,947
LGI Homes, Inc.*	177	23,875
PC Connection, Inc.	521	23,497
Standard Motor Products, Inc.	618	23,187
Sleep Number Corp.*	802	21,879
Guess?, Inc.	1,103	21,453
HNI Corp.	737	20,769
American Eagle Outfitters, Inc.	1,757	20,733
Interface, Inc. — Class A	2,246	19,742
Marcus Corp.	1,276	18,923
Hawaiian Holdings, Inc.*	1,420	15,293
El Pollo Loco Holdings, Inc.	1,507	13,216
Total Consumer, Cyclical		2,510,613
Financial - 15.9%
Genworth Financial, Inc. — Class A*	18,720	93,600
Anywhere Real Estate, Inc.*	13,095	87,475
Stewart Information Services Corp.	1,806	74,299
Navient Corp.	3,185	59,177
World Acceptance Corp.*	416	55,748
Universal Insurance Holdings, Inc.	3,391	52,323
SiriusPoint Ltd.*	5,162	46,613
EZCORP, Inc. — Class A*	5,473	45,864
Radian Group, Inc.	1,679	42,445
Pebblebrook Hotel Trust REIT	2,881	40,161
Cushman & Wakefield plc*	4,424	36,188
SL Green Realty Corp. REIT[1]	1,178	35,399
Bread Financial Holdings, Inc.	1,094	34,341
RE/MAX Holdings, Inc. — Class A	1,781	34,302
Encore Capital Group, Inc.*	603	29,318
Ambac Financial Group, Inc.*	1,903	27,099
Apollo Commercial Real Estate Finance, Inc. REIT	2,285	25,866
JBG SMITH Properties REIT	1,598	24,034
Enova International, Inc.*	440	23,373
Service Properties Trust REIT	2,641	22,950
PacWest Bancorp[1]	2,764	22,527
Office Properties Income Trust REIT	2,706	20,836
Brandywine Realty Trust REIT	4,243	19,730
United Fire Group, Inc.	849	19,238
Hilltop Holdings, Inc.	608	19,128
Ready Capital Corp. REIT	1,553	17,518
ProAssurance Corp.	1,066	16,086
Hudson Pacific Properties, Inc. REIT	3,419	14,428
Hope Bancorp, Inc.	1,603	13,497
Orion Office REIT, Inc.	1,775	11,733
Total Financial		1,065,296
Consumer, Non-cyclical - 14.7%
Aaron's Company, Inc.	7,448	105,315
Kelly Services, Inc. — Class A	5,733	100,958
Fresh Del Monte Produce, Inc.	3,092	79,495
PROG Holdings, Inc.*	2,053	65,942
Enhabit, Inc.*	5,632	64,768
Upbound Group, Inc.	1,600	49,808
TrueBlue, Inc.*	2,720	48,171
Deluxe Corp.	2,681	46,864
Owens & Minor, Inc.*	2,400	45,696
Emergent BioSolutions, Inc.*	6,202	45,585
B&G Foods, Inc.[1]	3,081	42,888
SpartanNash Co.	1,585	35,678
Seneca Foods Corp. — Class A*	1,028	33,595
Universal Corp.	623	31,113
ABM Industries, Inc.	717	30,580
Heidrick & Struggles International, Inc.	1,079	28,561
United Natural Foods, Inc.*	1,324	25,884
GEO Group, Inc.*	3,321	23,778
Phibro Animal Health Corp. — Class A	1,605	21,989
CoreCivic, Inc.*	2,307	21,709
Green Dot Corp. — Class A*	1,101	20,633
Orthofix Medical, Inc.*	869	15,694
Total Consumer, Non-cyclical		984,704
Industrial - 13.0%
Olympic Steel, Inc.	2,501	122,549
Enviri Corp.*	7,534	74,360
DXP Enterprises, Inc.*	1,904	69,325
Greenbrier Companies, Inc.	1,447	62,366
American Woodmark Corp.*	790	60,332
World Kinect Corp.	2,615	54,078
Benchmark Electronics, Inc.	2,043	52,771

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 13.0% (continued)
RXO, Inc.*	2,253	$51,076
ArcBest Corp.	503	49,696
Powell Industries, Inc.	814	49,320
Clearwater Paper Corp.*	1,565	49,016
Kaman Corp.	1,803	43,867
Proto Labs, Inc.*	994	34,750
TTM Technologies, Inc.*	1,971	27,397
Ichor Holdings Ltd.*	706	26,475
AZZ, Inc.	512	22,252
Granite Construction, Inc.	525	20,884
Total Industrial		870,514
Communications - 7.5%
Lumen Technologies, Inc.	41,299	93,335
DISH Network Corp. — Class A*	13,857	91,318
Telephone & Data Systems, Inc.	8,644	71,140
AMC Networks, Inc. — Class A*	4,243	50,704
Consolidated Communications Holdings, Inc.*	11,318	43,348
EW Scripps Co. — Class A*	4,509	41,257
Viasat, Inc.*	976	40,270
Thryv Holdings, Inc.*	1,417	34,858
NETGEAR, Inc.*	1,487	21,056
Scholastic Corp.	438	17,034
Total Communications		504,320
Basic Materials - 4.5%
Arconic Corp.*	2,419	71,554
Century Aluminum Co.*	6,705	58,467
Koppers Holdings, Inc.	1,663	56,709
Mativ Holdings, Inc.	2,934	44,362
Trinseo plc	2,182	27,646
AdvanSix, Inc.	642	22,457
Minerals Technologies, Inc.	280	16,153
Total Basic Materials		297,348
Energy - 3.5%
Oil States International, Inc.*	7,825	58,453
Par Pacific Holdings, Inc.*	1,973	52,502
SunCoke Energy, Inc.	6,337	49,872
Bristow Group, Inc.*	1,476	42,405
Helix Energy Solutions Group, Inc.*	4,353	32,125
Total Energy		235,357
Technology - 3.2%
Ebix, Inc.	2,439	61,463
Insight Enterprises, Inc.*	396	57,951
SMART Global Holdings, Inc.*	1,408	40,846
Cerence, Inc.*	1,172	34,257
Pitney Bowes, Inc.	6,196	21,934
Total Technology		216,451
Total Common Stocks
(Cost $5,464,695)		6,684,603

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$22,116	22,116
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	9,730	9,730
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	8,845	8,845
Total Repurchase Agreements
(Cost $40,691)		40,691

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	76,450	76,450
Total Securities Lending Collateral
(Cost $76,450)		76,450
Total Investments - 101.5%
(Cost $5,581,836)		$6,801,744
Other Assets & Liabilities, net - (1.5)%		(98,486)
Total Net Assets - 100.0%		$6,703,258

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,684,603	$—	$—	$6,684,603
Repurchase Agreements	—	40,691	—	40,691
Securities Lending Collateral	76,450	—	—	76,450
Total Assets	$6,761,053	$40,691	$—	$6,801,744

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 4.0%
U.S. Treasury Bills
5.11% due 07/18/23[1,2]	$277,000	$276,420
Total U.S. Treasury Bills
(Cost $276,320)		276,420

REPURCHASE AGREEMENTS††,3 - 99.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[4]	3,692,931	3,692,931
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	1,624,704	1,624,704
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	1,477,003	1,477,003
Total Repurchase Agreements
(Cost $6,794,638)		6,794,638
Total Investments - 103.0%
(Cost $7,070,958)		$7,071,058
Other Assets & Liabilities, net - (3.0)%		(206,370)
Total Net Assets - 100.0%		$6,864,688

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	89	Sep 2023	$9,128,730	$(50,983)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	09/22/23	44,594	$4,573,488	$(18,954)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2023.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$276,420	$—	$276,420
Repurchase Agreements	—	6,794,638	—	6,794,638
Total Assets	$—	$7,071,058	$—	$7,071,058

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$50,983	$—	$—	$50,983
Currency Index Swap Agreements**	—	18,954	—	18,954
Total Liabilities	$50,983	$18,954	$—	$69,937

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 31.3%
Microsoft Corp.	8,274	$2,817,628
Adobe, Inc.*	1,764	862,578
Oracle Corp.	6,563	781,588
Salesforce, Inc.*	3,648	770,676
Intuit, Inc.	1,389	636,426
ServiceNow, Inc.*	1,059	595,126
Synopsys, Inc.*	1,019	443,683
Activision Blizzard, Inc.*	5,240	441,732
Cadence Design Systems, Inc.*	1,879	440,663
Workday, Inc. — Class A*	1,923	434,386
Roper Technologies, Inc.	842	404,834
Atlassian Corp. — Class A*	2,329	390,830
Snowflake, Inc. — Class A*	2,161	380,293
Autodesk, Inc.*	1,786	365,433
NetEase, Inc. ADR	3,506	338,995
Electronic Arts, Inc.	2,518	326,585
MongoDB, Inc.*	737	302,900
ANSYS, Inc.*	904	298,564
Datadog, Inc. — Class A*	2,990	294,156
Palantir Technologies, Inc. — Class A*	19,142	293,447
Take-Two Interactive Software, Inc.*	1,945	286,226
Cloudflare, Inc. — Class A*	3,806	248,798
Zoom Video Communications, Inc. — Class A*	3,489	236,833
Splunk, Inc.*	2,201	233,504
ROBLOX Corp. — Class A*	5,526	222,698
PTC, Inc.*	1,557	221,561
HubSpot, Inc.*	410	218,157
Akamai Technologies, Inc.*	2,227	200,141
Unity Software, Inc.*	4,543	197,257
BILL Holdings, Inc.*	1,614	188,596
Twilio, Inc. — Class A*	2,924	186,025
DocuSign, Inc.*	3,189	162,926
ZoomInfo Technologies, Inc. — Class A*	6,334	160,820
Five9, Inc.*	1,685	138,928
Total Software		14,522,993
Semiconductors - 28.0%
NVIDIA Corp.	4,331	1,832,100
Broadcom, Inc.	1,222	1,059,999
Texas Instruments, Inc.	3,983	717,020
Advanced Micro Devices, Inc.*	6,263	713,418
Intel Corp.	20,130	673,147
QUALCOMM, Inc.	5,381	640,554
Applied Materials, Inc.	4,287	619,643
Analog Devices, Inc.	2,876	560,273
Lam Research Corp.	807	518,788
NXP Semiconductor N.V.	2,523	516,408
ASML Holding N.V. — Class G	644	466,739
KLA Corp.	931	451,554
Micron Technology, Inc.	7,097	447,892
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,415	445,562
Microchip Technology, Inc.	4,472	400,646
Marvell Technology, Inc.	6,514	389,407
ON Semiconductor Corp.*	3,784	357,891
STMicroelectronics N.V. — Class Y	7,008	350,330
Skyworks Solutions, Inc.	2,130	235,770
Teradyne, Inc.	2,099	233,682
Entegris, Inc.	1,998	221,418
Lattice Semiconductor Corp.*	2,227	213,948
Monolithic Power Systems, Inc.	348	188,000
Qorvo, Inc.*	1,725	176,002
Wolfspeed, Inc.*	2,673	148,592
MKS Instruments, Inc.	1,363	147,340
GLOBALFOUNDRIES, Inc.*,1	2,042	131,872
Silicon Laboratories, Inc.*	644	101,585
Total Semiconductors		12,959,580
Computers - 15.8%
Apple, Inc.	15,829	3,070,351
International Business Machines Corp.	4,516	604,286
Fortinet, Inc.*	5,324	402,441
Accenture plc — Class A	1,266	390,662
Infosys Ltd. ADR	21,704	348,783
Check Point Software Technologies Ltd.*	2,699	339,048
Cognizant Technology Solutions Corp. — Class A	4,918	321,047
Crowdstrike Holdings, Inc. — Class A*	2,135	313,568
HP, Inc.	9,253	284,160
Hewlett Packard Enterprise Co.	15,618	262,383
NetApp, Inc.	3,012	230,117
Seagate Technology Holdings plc	3,092	191,302
Zscaler, Inc.*	1,306	191,068
Western Digital Corp.*	4,838	183,505
Pure Storage, Inc. — Class A*	4,971	183,032
Total Computers		7,315,753
Internet - 15.0%
Alphabet, Inc. — Class A*	17,580	2,104,326
Meta Platforms, Inc. — Class A*	5,310	1,523,864
Palo Alto Networks, Inc.*	2,024	517,152
Shopify, Inc. — Class A*	6,550	423,130
Baidu, Inc. ADR*	2,739	374,996
Sea Ltd. ADR*	5,346	310,282
CDW Corp.	1,539	282,406
Pinterest, Inc. — Class A*	9,205	251,665
VeriSign, Inc.*	1,107	250,149
Snap, Inc. — Class A*	18,758	222,095
Match Group, Inc.*	4,613	193,054
Gen Digital, Inc.	9,646	178,933
Okta, Inc.*	2,571	178,299
F5, Inc.*	1,111	162,495
Total Internet		6,972,846
Telecommunications - 3.9%
Cisco Systems, Inc.	15,014	776,824
Motorola Solutions, Inc.	1,345	394,462
Arista Networks, Inc.*	2,082	337,409
Corning, Inc.	8,512	298,260
Total Telecommunications		1,806,955
Electronics - 3.2%
Amphenol Corp. — Class A	4,759	404,277
TE Connectivity Ltd.	2,717	380,815

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Electronics - 3.2% (continued)
Keysight Technologies, Inc.*	1,813	$303,587
Trimble, Inc.*	3,820	202,231
Flex Ltd.*	7,057	195,055
Total Electronics		1,485,965
Energy-Alternate Sources - 1.6%
SolarEdge Technologies, Inc.*	1,010	271,740
Enphase Energy, Inc.*	1,491	249,713
First Solar, Inc.*	1,266	240,654
Total Energy-Alternate Sources		762,107
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	609	180,160
Commercial Services - 0.3%
Paylocity Holding Corp.*	635	117,177
Total Common Stocks
(Cost $25,280,310)		46,123,536

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$148,009	148,009
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	65,116	65,116
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	59,197	59,197
Total Repurchase Agreements
(Cost $272,322)		272,322

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	87,656	87,656
Total Securities Lending Collateral
(Cost $87,656)		87,656
Total Investments - 100.3%
(Cost $25,640,288)		$46,483,514
Other Assets & Liabilities, net - (0.3)%		(128,509)
Total Net Assets - 100.0%		$46,355,005

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$46,123,536	$—	$—	$46,123,536
Repurchase Agreements	—	272,322	—	272,322
Securities Lending Collateral	87,656	—	—	87,656
Total Assets	$46,211,192	$272,322	$—	$46,483,514

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
Telecommunications - 70.6%
Cisco Systems, Inc.	4,826	$249,697
Verizon Communications, Inc.	5,875	218,491
AT&T, Inc.	11,851	189,024
T-Mobile US, Inc.*	1,180	163,902
Motorola Solutions, Inc.	385	112,913
Arista Networks, Inc.*	616	99,829
Juniper Networks, Inc.	2,019	63,255
Iridium Communications, Inc.	817	50,752
Ciena Corp.*	1,145	48,651
Frontier Communications Parent, Inc.*	2,417	45,053
Vodafone Group plc ADR	4,767	45,048
Telefonaktiebolaget LM Ericsson ADR	7,941	43,278
BCE, Inc.	918	41,852
Viasat, Inc.*	995	41,054
TELUS Corp.	2,066	40,204
Nice Ltd. ADR*	193	39,855
America Movil SAB de CV ADR	1,755	37,978
Extreme Networks, Inc.*	1,442	37,564
Nokia Oyj ADR	8,337	34,682
Viavi Solutions, Inc.*	2,939	33,299
Calix, Inc.*	659	32,891
InterDigital, Inc.	336	32,441
Harmonic, Inc.*	1,518	24,546
Gogo, Inc.*	1,188	20,208
CommScope Holding Company, Inc.*	3,527	19,857
Telephone & Data Systems, Inc.	2,314	19,044
Infinera Corp.*	3,769	18,204
ADTRAN Holdings, Inc.	1,687	17,764
Lumen Technologies, Inc.	5,496	12,421
Clearfield, Inc.*	197	9,328
Total Telecommunications		1,843,085
Media - 19.5%
Comcast Corp. — Class A	5,652	234,840
Charter Communications, Inc. — Class A*	297	109,109
Liberty Broadband Corp. — Class C*	825	66,091
Liberty Global plc — Class C*	2,412	42,861
DISH Network Corp. — Class A*	4,803	31,652
Liberty Latin America Ltd. — Class C*	2,851	24,576
Total Media		509,129
Internet - 5.7%
F5, Inc.*	396	57,919
Roku, Inc.*	883	56,477
Cogent Communications Holdings, Inc.	516	34,721
Total Internet		149,117
Computers - 2.7%
Lumentum Holdings, Inc.*	709	40,222
NetScout Systems, Inc.*	932	28,845
Total Computers		69,067
Real Estate - 0.9%
Radius Global Infrastructure, Inc. — Class A*	1,516	22,588
Total Common Stocks
(Cost $2,341,658)		2,592,986

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$6,141	6,141
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	2,702	2,702
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	2,456	2,456
Total Repurchase Agreements
(Cost $11,299)		11,299
Total Investments - 99.8%
(Cost $2,352,957)		$2,604,285
Other Assets & Liabilities, net - 0.2%		5,540
Total Net Assets - 100.0%		$2,609,825

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,592,986	$—	$—	$2,592,986
Repurchase Agreements	—	11,299	—	11,299
Total Assets	$2,592,986	$11,299	$—	$2,604,285

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
Transportation - 38.7%
United Parcel Service, Inc. — Class B	5,488	$983,724
Union Pacific Corp.	4,217	862,883
CSX Corp.	19,270	657,107
FedEx Corp.	2,473	613,057
Norfolk Southern Corp.	2,498	566,446
Old Dominion Freight Line, Inc.	1,358	502,120
Expeditors International of Washington, Inc.	2,791	338,074
J.B. Hunt Transport Services, Inc.	1,685	305,036
Canadian National Railway Co.	2,291	277,371
Canadian Pacific Kansas City Ltd.	3,395	274,214
CH Robinson Worldwide, Inc.	2,729	257,481
ZTO Express Cayman, Inc. ADR	9,143	229,306
Knight-Swift Transportation Holdings, Inc.	4,027	223,740
ZIM Integrated Shipping Services Ltd.[1]	18,035	223,454
XPO, Inc.*	3,651	215,409
Landstar System, Inc.	1,061	204,285
Saia, Inc.*	4	203,392
Ryder System, Inc.	1,765	149,654
Hub Group, Inc. — Class A*	1,563	125,540
Werner Enterprises, Inc.	2,722	120,258
Forward Air Corp.	972	103,139
Total Transportation		7,435,690
Auto Manufacturers - 26.9%
Tesla, Inc.*	8,307	2,174,523
Ford Motor Co.	41,984	635,218
General Motors Co.	14,981	577,667
NIO, Inc. ADR*	36,756	356,166
Li Auto, Inc. ADR*	8,496	298,210
Rivian Automotive, Inc. — Class A*	17,436	290,484
Ferrari N.V.	841	273,502
Stellantis N.V.	15,375	269,677
Lucid Group, Inc.*,1	27,585	190,061
Fisker, Inc.*,1	18,319	103,319
Total Auto Manufacturers		5,168,827
Auto Parts & Equipment - 12.1%
Aptiv plc*	2,745	280,237
BorgWarner, Inc.	5,484	268,222
Magna International, Inc.	4,718	266,284
Autoliv, Inc.	2,841	241,599
Lear Corp.	1,611	231,259
Gentex Corp.	7,107	207,951
Goodyear Tire & Rubber Co.*	11,157	152,628
Adient plc*	3,872	148,375
Visteon Corp.*	962	138,153
Fox Factory Holding Corp.*	1,269	137,699
QuantumScape Corp.*,1	16,401	131,044
Luminar Technologies, Inc.*,1	16,792	115,529
Total Auto Parts & Equipment		2,318,980
Airlines - 11.2%
Delta Air Lines, Inc.	9,838	467,699
Southwest Airlines Co.	10,680	386,723
United Airlines Holdings, Inc.*	6,190	339,645
American Airlines Group, Inc.*	15,615	280,133
Ryanair Holdings plc ADR*	2,267	250,730
Alaska Air Group, Inc.*	3,932	209,104
JetBlue Airways Corp.*	16,049	142,194
Allegiant Travel Co. — Class A*	668	84,355
Total Airlines		2,160,583
Internet - 5.6%
Uber Technologies, Inc.*	16,830	726,551
Grab Holdings Ltd. — Class A*	64,540	221,373
Lyft, Inc. — Class A*	13,468	129,158
Total Internet		1,077,082
Commercial Services - 2.6%
GXO Logistics, Inc.*	3,321	208,625
Avis Budget Group, Inc.*	777	177,677
Hertz Global Holdings, Inc.*	6,588	121,153
Total Commercial Services		507,455
Home Builders - 1.5%
Thor Industries, Inc.	1,749	181,021
Winnebago Industries, Inc.	1,646	109,772
Total Home Builders		290,793
Leisure Time - 0.8%
Harley-Davidson, Inc.	4,698	165,416
Total Common Stocks
(Cost $12,851,912)		19,124,826

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$58,937	58,937
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	25,930	25,930
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	23,572	23,572
Total Repurchase Agreements
(Cost $108,439)		108,439

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.8%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	533,500	533,500
Total Securities Lending Collateral
(Cost $533,500)		533,500
Total Investments - 102.8%
(Cost $13,493,851)		$19,766,765
Other Assets & Liabilities, net - (2.8)%		(546,324)
Total Net Assets - 100.0%		$19,220,441

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,124,826	$—	$—	$19,124,826
Repurchase Agreements	—	108,439	—	108,439
Securities Lending Collateral	533,500	—	—	533,500
Total Assets	$19,658,326	$108,439	$—	$19,766,765

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Electric - 85.8%
NextEra Energy, Inc.	16,475	$1,222,445
Southern Co.	12,486	877,142
Duke Energy Corp.	9,217	827,134
Sempra Energy	4,614	671,752
American Electric Power Company, Inc.	7,822	658,612
Dominion Energy, Inc.	12,635	654,367
Exelon Corp.	15,764	642,225
Xcel Energy, Inc.	9,276	576,689
PG&E Corp.*	33,181	573,368
Public Service Enterprise Group, Inc.	8,965	561,299
Consolidated Edison, Inc.	6,096	551,078
Constellation Energy Corp.	5,933	543,166
WEC Energy Group, Inc.	5,933	523,528
Edison International	7,518	522,125
Eversource Energy	6,998	496,298
FirstEnergy Corp.	11,908	462,983
Ameren Corp.	5,616	458,659
Entergy Corp.	4,593	447,220
DTE Energy Co.	4,046	445,141
PPL Corp.	16,549	437,887
CenterPoint Energy, Inc.	14,801	431,449
CMS Energy Corp.	6,917	406,374
AES Corp.	18,032	373,803
Alliant Energy Corp.	6,869	360,485
Evergy, Inc.	6,142	358,816
Fortis, Inc.	8,246	355,320
Algonquin Power & Utilities Corp.[1]	42,048	347,316
Vistra Corp.	12,192	320,040
NRG Energy, Inc.	8,194	306,374
Pinnacle West Capital Corp.	3,756	305,964
OGE Energy Corp.	7,429	266,775
Portland General Electric Co.	4,400	206,052
PNM Resources, Inc.	4,275	192,802
Black Hills Corp.	3,035	182,889
Avista Corp.	4,235	166,308
Ormat Technologies, Inc.	2,034	163,656
Avangrid, Inc.	4,301	162,062
NorthWestern Corp.	2,594	147,235
Total Electric		17,206,838
Gas - 7.9%
Atmos Energy Corp.	3,508	408,121
NiSource, Inc.	12,312	336,733
UGI Corp.	8,391	226,305
National Fuel Gas Co.	4,156	213,452
Southwest Gas Holdings, Inc.	3,313	210,873
ONE Gas, Inc.	2,515	193,177
Total Gas		1,588,661
Water - 4.1%
American Water Works Company, Inc.	3,631	518,325
Essential Utilities, Inc.	7,600	303,316
Total Water		821,641
Energy-Alternate Sources - 1.8%
NextEra Energy Partners, LP	3,570	209,345
Sunnova Energy International, Inc.*,1	7,536	137,984
Total Energy-Alternate Sources		347,329
Total Common Stocks
(Cost $16,244,283)		19,964,469

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$57,275	57,275
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	25,198	25,198
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	22,907	22,907
Total Repurchase Agreements
(Cost $105,380)		105,380

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	350,093	350,093
Total Securities Lending Collateral
(Cost $350,093)		350,093
Total Investments - 101.8%
(Cost $16,699,756)		$20,419,942
Other Assets & Liabilities, net - (1.8)%		(356,895)
Total Net Assets - 100.0%		$20,063,047

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,964,469	$—	$—	$19,964,469
Repurchase Agreements	—	105,380	—	105,380
Securities Lending Collateral	350,093	—	—	350,093
Total Assets	$20,314,562	$105,380	$—	$20,419,942

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 3.8%
U.S. Treasury Bills
5.11% due 07/18/23[1,2]	$41,000	$40,914
Total U.S. Treasury Bills
(Cost $40,900)		40,914

REPURCHASE AGREEMENTS††,3 - 95.4%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[4]	565,431	565,431
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	248,761	248,761
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	226,147	226,147
Total Repurchase Agreements
(Cost $1,040,339)		1,040,339
Total Investments - 99.2%
(Cost $1,081,239)		$1,081,253
Other Assets & Liabilities, net - 0.8%		8,956
Total Net Assets - 100.0%		$1,090,209

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	17	Sep 2023	$1,743,690	$9,792

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	09/22/23	3,963	$406,480	$2,299

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2023.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$40,914	$—	$40,914
Repurchase Agreements	—	1,040,339	—	1,040,339
Currency Futures Contracts**	9,792	—	—	9,792
Currency Index Swap Agreements**	—	2,299	—	2,299
Total Assets	$9,792	$1,083,552	$—	$1,093,344

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC (the “Adviser”), as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund are generally valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's®, countries or markets with low - to middle - income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market,or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic,regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC 5.05% Due 07/03/23	$137,286,751	$137,344,526	U.S. Treasury Inflation Indexed Bond 3.63% Due 04/15/28	$129,694,939	$140,030,466
			U.S. Treasury Notes 0.25% - 2.75% Due 09/30/23 - 03/31/27	2,100	2,022
				129,697,039	140,032,488
Barclays Capital, Inc. 5.06% Due 07/03/23	60,399,250	60,424,719	U.S. Treasury Inflation Indexed Bond 0.13% - 0.75% Due 10/15/26 - 02/15/45	68,592,589	61,607,304
BofA Securities, Inc. 5.06% Due 07/03/23	54,908,410	54,931,563	U.S. Treasury Inflation Indexed Bond 0.50% Due 01/15/28	59,873,011	56,006,594

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2023, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$271,062	$280,820
Basic Materials Fund	396,107	403,604
Biotechnology Fund	1,519,885	1,568,762
Consumer Products Fund	913,650	918,181
Electronics Fund	964,498	965,466

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Value of Securities Loaned	Collateral Received
Emerging Markets 2x Strategy Fund	27,630	28,029
Energy Fund	176,027	173,656	*
Energy Services Fund	71,238	69,750	*
Europe 1.25x Strategy Fund	122,662	123,773
Financial Services Fund	122,739	125,375
Health Care Fund	25,009	26,087
Internet Fund	76,753	77,516
Leisure Fund	159,184	163,155
Mid-Cap 1.5x Strategy Fund	42,594	44,046
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	1,412,800	1,423,403
NASDAQ-100® Fund	4,799,930	4,836,267
Nova Fund	16,680	17,388
Precious Metals Fund	1,951,116	1,988,057
Real Estate Fund	8,474	8,319	*
Retailing Fund	185,196	192,040
Russell 2000® 1.5x Strategy Fund	36,166	37,109
Russell 2000® Fund	391,604	399,310
S&P 500® Fund	11,684	12,180
S&P MidCap 400® Pure Growth Fund	164,484	168,942
S&P MidCap 400® Pure Value Fund	291,716	296,777
S&P SmallCap 600® Pure Growth Fund	14,807	15,279
S&P SmallCap 600® Pure Value Fund	74,941	76,450
Technology Fund	87,764	87,656	*
Transportation Fund	515,984	533,500
Utilities Fund	343,190	350,093

*	Subsequent to June 30, 2023, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6– Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At June 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$12,253,692	$–	$(1,038,537)	$(1,038,537)
Basic Materials Fund	24,717,373	10,131,908	(711,765)	9,420,143
Biotechnology Fund	67,580,836	55,384,248	(4,839,527)	50,544,721
Consumer Products Fund	45,647,587	33,054,004	(480,116)	32,573,888
Dow Jones Industrial Average® Fund	25,285,006	1,990,199	(93,052)	1,897,147
Electronics Fund	67,093,872	28,130,522	(254,609)	27,875,913
Emerging Markets 2x Strategy Fund	5,713,744	26,941	(90,884)	(63,943)
Emerging Markets Bond Strategy Fund	376,472	4,930	(2,404)	2,526
Energy Fund	22,022,743	6,016,323	(29,719)	5,986,604
Energy Services Fund	33,531,751	328,415	(525,545)	(197,130)
Europe 1.25x Strategy Fund	5,858,700	49,426	(5,518)	43,908
Financial Services Fund	8,245,714	–	(1,449,811)	(1,449,811)
Government Long Bond 1.2x Strategy Fund	29,259,378	342,240	(141,491)	200,749
Health Care Fund	21,941,836	5,017,113	(127,766)	4,889,347
High Yield Strategy Fund	41,149,891	795,793	(622,391)	173,402
Internet Fund	10,433,034	2,499,769	(87,832)	2,411,937
Inverse Emerging Markets 2x Strategy Fund	600,298	18,499	–	18,499
Inverse Government Long Bond Strategy Fund	27,860,997	1,891	(453,538)	(451,647)
Inverse High Yield Strategy Fund	9,094,765	163,261	(191,569)	(28,308)
Inverse Mid-Cap Strategy Fund	3,740,722	42	(104,024)	(103,982)
Inverse NASDAQ-100® Strategy Fund	21,914,920	–	(540,780)	(540,780)
Inverse Russell 2000® Strategy Fund	5,323,815	10	(139,056)	(139,046)
Inverse S&P 500® Strategy Fund	51,332,639	4,772	(922,933)	(918,161)
Japan 2x Strategy Fund	1,864,416	146,606	(134,439)	12,167
Leisure Fund	8,981,125	3,605,901	(56,069)	3,549,832
Long Short Equity Fund	14,094,107	2,368,965	(857,889)	1,511,076
Mid-Cap 1.5x Strategy Fund	10,474,928	1,244,180	(506,719)	737,461
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	487,179,943	42,873,765	(5,084,427)	37,789,338
NASDAQ-100® Fund	580,732,309	1,023,888,149	(10,324,942)	1,013,563,207
Nova Fund	260,287,551	–	(3,027,973)	(3,027,973)
Precious Metals Fund	99,595,610	–	(18,435,983)	(18,435,983)
Real Estate Fund	2,377,855	–	(91,385)	(91,385)
Retailing Fund	10,959,534	1,101,568	(80,581)	1,020,987
Russell 2000® 1.5x Strategy Fund	7,116,229	621,307	(933,038)	(311,731)
Russell 2000® Fund	27,269,524	2,064,622	(4,533,433)	(2,468,811)
S&P 500® Fund	138,081,745	14,668,007	(104,266)	14,563,741
S&P 500® Pure Growth Fund	33,547,728	2,253,926	(1,100,948)	1,152,978
S&P 500® Pure Value Fund	15,101,734	–	(1,206,689)	(1,206,689)
S&P MidCap 400® Pure Growth Fund	27,383,586	3,284,642	(785,060)	2,499,582
S&P MidCap 400® Pure Value Fund	19,475,530	1,071,274	(85,851)	985,423
S&P SmallCap 600® Pure Growth Fund	4,299,078	707,829	(46,523)	661,306
S&P SmallCap 600® Pure Value Fund	6,221,707	942,852	(362,815)	580,037
Strengthening Dollar 2x Strategy Fund	7,070,958	100	(69,937)	(69,837)
Technology Fund	25,743,474	20,763,138	(23,098)	20,740,040
Telecommunications Fund	2,748,710	–	(144,425)	(144,425)
Transportation Fund	16,067,033	3,789,751	(90,019)	3,699,732
Utilities Fund	19,319,003	1,212,681	(111,742)	1,100,939
Weakening Dollar 2x Strategy Fund	1,081,239	12,105	–	12,105

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.